SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 333-177613)
UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 6	[X]
and

REGISTRATION STATEMENT (NO. 811-22619) UNDER THE INVESTMENT COMPANY ACT
OF 1940
Amendment No. 9	[X]

VANGUARD CHARLOTTE FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

It is proposed that this filing will become effective (check appropriate box)
[ ] immediately upon filing pursuant to paragraph (b)
[X] on February 26, 2015, pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Vanguard Total International Bond Index Fund
Prospectus

February 26, 2015

Admiral™ Shares for Participants
Vanguard Total International Bond Index Fund Admiral Shares (VTABX)

This prospectus contains financial data for the Fund through the fiscal year ended October 31, 2014.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Fund Summary	1	Financial Highlights	24
Investing in Index Funds	7	Investing With Vanguard	26
More on the Fund	8	Accessing Fund Information Online	30
The Fund and Vanguard	19	Glossary of Investment Terms	31
Investment Advisor	20
Dividends, Capital Gains, and Taxes	22
Share Price	22

Fund Summary

Investment Objective

The Fund seeks to track the performance of a benchmark index that measures the investment return of non-U.S. dollar-denominated investment-grade bonds.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.17%
12b-1 Distribution Fee	None
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.19%

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Example

The following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund’s shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$19	$61	$107	$243

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged). This Index provides a broad-based measure of the global, investment-grade, fixed-rate debt markets. The Index includes government, government agency, corporate, and securitized non-U.S. investment-grade fixed income investments, all issued in currencies other than the U.S. dollar and with maturities of more than one year. The Index is capped to comply with investment company diversification standards of the Internal Revenue Code, which state that, at the close of each fiscal quarter, a fund’s (1) exposure to any particular bond issuer may not exceed 25% of the fund’s assets, and (2) aggregate exposure to issuers that individually constitute 5% or more of the fund may not exceed 50% of the fund’s assets. To help enforce these limits, if the Index, on the last business day of any month, were to have greater than 20% exposure to any particular bond issuer, or greater than 48% aggregate exposure to issuers that individually constitute 5% or more of the Index, then the excess would be reallocated to bonds of other issuers represented in the Index. The Fund will attempt to hedge its foreign currency exposure in order to correlate to the returns of the Index, which is U.S. dollar hedged.

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Such hedging is intended to minimize the currency risk associated with investment in bonds denominated in currencies other than the U.S. dollar.

The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the Fund’s investments will be selected through the sampling process and, under normal circumstances, at least 80% of the Fund’s assets will be invested in bonds included in the Index. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which generally ranges between 5 and 10 years and, as of October 31, 2014, was 8.6 years.

Principal Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund is subject to the following risks, which could affect the Fund’s performance:

• Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests in a geographically diverse mix of short-, intermediate-, and long-term bonds.

• Income risk, which is the chance that the Fund’s income will decline because of falling interest rates. Income risk should be moderate for the Fund because it invests in a diverse mix of short-, intermediate-, and long-term bonds, so investors should expect the Fund’s monthly income to fluctuate.

• Credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. Credit risk should be low for the Fund because it purchases only bonds that are of investment-grade quality.

• Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Call risk should be low for the Fund because it invests only a small portion of its assets in callable bonds.

• Country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value or liquidity of securities issued by foreign companies, governments, or government agencies. Because the Fund may invest a large portion of its assets in bonds of issuers located in a particular country or region, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. Country/ regional risk for the Fund is high.

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• Nondiversification risk, which is the chance that the Fund’s performance may be hurt disproportionately by the poor performance of bonds issued by just a few or even a single issuer. The Fund is considered nondiversified, which means that it may invest a significant percentage of its assets in bonds issued by a small number of issuers.

• Currency hedging risk, which is the chance that the currency hedging transactions entered into by the Fund may not perfectly offset the Fund’s foreign currency exposure. The Fund seeks to mimic the performance of foreign bonds without regard to currency exchange rate fluctuations. To accomplish this goal, the Fund attempts to offset, or hedge, its foreign currency exposure by entering into currency hedging transactions. However, it generally is not possible to perfectly hedge the Fund’s foreign currency exposure. The Fund will decline in value if it underhedges a currency that has weakened or overhedges a currency that has strengthened relative to the U.S. dollar. In addition, the Fund will incur expenses to hedge its foreign currency exposure. By entering into currency hedging transactions, the Fund may eliminate any chance to benefit from favorable fluctuations in relevant currency exchange rates. Currency hedging risk for the Fund is low.

• Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund‘s Admiral Shares in their first full calendar year. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund‘s target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard Total International Bond Index Fund Admiral Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 2.51% (quarter ended December 31, 2014), and the lowest return for a quarter was 1.84% (quarter ended September 30, 2014).

Average Annual Total Returns for Periods Ended December 31, 2014

		Since
		Inception
		(May 31,
	1 Year	2013)
Vanguard Total International Bond Index Fund Admiral Shares	8.82%	5.42%
Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index
(USD Hedged)
(reflects no deduction for fees or expenses)	9.14%	5.75%

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Investment Advisor
The Vanguard Group, Inc. (Vanguard)

Portfolio Managers

Joshua C. Barrickman, CFA, Principal of Vanguard and head of Vanguard’s Fixed Income Indexing Americas. He has co-managed the Fund since its inception in 2013.

Yan Pu, CFA, Portfolio Manager at Vanguard. She has co-managed the Fund since its inception in 2013.

Tax Information

The Fund’s distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan’s Summary Plan Description, or your tax advisor about the tax consequences of plan withdrawals.

Payments to Financial Intermediaries

The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.

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Investing in Index Funds

What Is Indexing?

Indexing is an investment strategy for tracking the performance of a specified market benchmark, or “index.” An index is a group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets—such as the U.S. stock market or the U.S. bond market. Other indexes cover market segments—such as small-capitalization stocks or short-term bonds. The index sponsor determines the securities to include in the index, the weighting of each security in the index, and the appropriate time to make changes to the composition of the index. One cannot invest directly in an index.

An index fund holds all, or a representative sample, of the securities that make up its target index. Index funds attempt to mirror the performance of the target index, for better or worse. However, an index fund generally does not perform exactly like its target index. For example, like all mutual funds, index funds have operating expenses and transaction costs. Market indexes do not, and therefore they will usually have a slight performance advantage over funds that track them.

Index funds typically have the following characteristics:

• Variety of investments. Most Vanguard index funds generally invest in the securities of a variety of companies, industries, and government entities.

• Relative performance consistency. Because they seek to track market benchmarks, index funds usually do not perform dramatically better or worse than their benchmarks.

• Low cost. Index funds are inexpensive to run compared with actively managed funds. They have low or no research costs and typically keep trading activity—and thus dealer markups and other transaction costs—to a minimum compared with actively managed funds.

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More on the Fund

This prospectus describes the principal risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: generally, the higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: the lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for fluctuations in the securities markets. Look for this

symbol throughout the

prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk® explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.

This prospectus offers the Fund‘s Admiral Shares and is intended for participants in employer-sponsored retirement or savings plans. Another version—for investors who would like to open a personal investment account—can be obtained by visiting our website at vanguard.com or by calling Vanguard at 800-662-7447.

Plain Talk About Fund Expenses

All mutual funds have operating expenses. These expenses, which are deducted from a fund’s gross income, are expressed as a percentage of the net assets of the fund. Assuming that operating expenses remain as stated in the Fees and
Expenses section, Vanguard Total International Bond Index Fund Admiral Shares’
expense ratio would be 0.19%, or $1.90 per $1,000 of average net assets. The average expense ratio for international income funds in 2013 was 1.01%, or
$10.10 per $1,000 of average net assets (derived from data provided by Lipper, a
Thomson Reuters Company, which reports on the mutual fund industry).

Plain Talk About Costs of Investing

Costs are an important consideration in choosing a mutual fund. That is because you, as a shareholder, pay a proportionate share of the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or the capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund‘s performance.

The following sections explain the principal investment strategies and policies that the Fund uses in pursuit of its objective. The Fund‘s board of trustees, which oversees the Fund‘s management, may change investment strategies or policies in the interest of

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shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Note that the Fund‘s investment objective is not fundamental and may be changed without a shareholder vote. The Fund‘s policy of investing at least 80% of its assets in securities that are held in its target index may be changed only upon 60 days‘ notice to shareholders.

Market Exposure

The Fund is subject to interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests in a geographically diverse mix of short-, intermediate-, and long-term bonds.

Although bonds are often thought to be less risky than stocks, there have been periods when bond prices have fallen significantly because of rising interest rates. For instance, prices of U.S. long-term bonds fell by almost 48% between December 1976 and September 1981. Note that over comparable periods of time, the prices of foreign bonds and U.S. bonds may increase or decrease by different amounts, and in some cases may move in opposite directions.

To illustrate the relationship between bond prices and interest rates, the following table shows the effect of a 1% and a 2% change (both up and down) in interest rates on the values of three noncallable bonds (i.e., bonds that cannot be redeemed by the issuer) of different maturities, each with a face value of $1,000.

How Interest Rate Changes Affect the Value of a $1,000 Bond[1]
	After a 1%	After a 1%	After a 2%	After a 2%
Type of Bond (Maturity)	Increase	Decrease	Increase	Decrease
Short-Term (2.5 years)	$977	$1,024	$954	$1,049
Intermediate-Term (10 years)	922	1,086	851	1,180
Long-Term (20 years)	874	1,150	769	1,328
1 Assuming a 4% coupon.

These figures are for illustration only; you should not regard them as an indication of future performance of foreign bonds generally or the Fund in particular.

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Plain Talk About Bonds and Interest Rates

As a rule, when interest rates rise, bond prices fall. The opposite is also true:
Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let’s assume that you hold a bond offering a 4%
yield. A year later, interest rates are on the rise and bonds of comparable quality and maturity are offered with a 5% yield. With higher-yielding bonds available, you would have trouble selling your 4% bond for the price you paid—you would probably have to lower your asking price. On the other hand, if interest rates were falling and 3% bonds were being offered, you should be able to sell your 4% bond for more than you paid.

Changes in interest rates can affect bond income as well as bond prices.

The Fund is subject to income risk, which is the chance that the Fund’s income will decline because of falling interest rates. A fund’s income declines when interest rates fall because the fund then must invest new cash flow and cash from maturing bonds in lower-yielding bonds. Income risk should be moderate for the Fund because it invests in a diverse mix of short-, intermediate-, and long-term bonds, so investors should expect the Fund’s monthly income to fluctuate.

Plain Talk About Bond Maturities

A bond is issued with a specific maturity date—the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk you, as a bond investor, will face as interest rates rise—but also the higher the potential yield you could receive. Longer-term bonds are more suitable for investors willing to take a greater risk of price fluctuations to get higher and more stable interest income. Shorter-term bond investors should be willing to accept lower yields and greater income variability in return for less fluctuation in the value of their investment.

Although falling interest rates tend to strengthen bond prices, they can cause other sorts of problems for bond fund investors—bond calls and prepayments.

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The Fund is subject to call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Because the Fund invests only a small portion of its assets in callable bonds, call risk should be low for the Fund.

The Fund is subject to credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. Credit risk should be low for the Fund because it purchases only bonds that are of investment-grade quality.

Although the Fund purchases only investment-grade bonds, a bond held by the Fund may be downgraded, causing the Fund to hold securities below investment-grade. If a bond is downgraded below investment-grade, the Fund will generally attempt to sell the bond within a reasonable period of time. If the Fund determines that the bond cannot be sold at a reasonable price, the Fund may hold the bond until a reasonable price for the bond may be obtained.

Plain Talk About Credit Quality

A bond’s credit-quality rating is an assessment of the issuer’s ability to pay interest on the bond and, ultimately, to repay the principal. Credit quality is evaluated by one of the nationally recognized statistical rating organizations (for example, Moody‘s
Investors Service, Inc., or Standard & Poor‘s) or through independent analysis conducted by a fund’s advisor. The lower the rating, the greater the chance—in the rating agency’s or advisor’s opinion—that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond’s credit rating, the higher its yield should be to compensate investors for assuming additional risk. Investment-grade bonds are those rated in one of the four highest ratings categories. A fund may treat an unrated bond as investment-grade if warranted by the advisor’s analysis.

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The Fund is subject to country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value or liquidity of securities issued by foreign companies, governments, or government agencies. Because the Fund may invest a large portion of its assets in bonds of issuers located in a particular country or region, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk for the Fund is high.

As of October 31, 2014, the target index for the Fund held a substantial percentage of its assets in bonds of issuers located in a small number of countries, as shown in the following table:

Barclays Global Aggregate ex-USD
Float Adjusted RIC Capped Index (USD Hedged)
Japan	20.32%
France	11.33
Germany	10.56
United Kingdom	8.96
Italy	8.36
Spain	5.67
Canada	5.49
Total	70.69%

The Fund is subject to nondiversification risk, which is the chance that the Fund’s performance may be hurt disproportionately by the poor performance of bonds issued by just a few or even a single issuer. The Fund is considered nondiversified, which means that it may invest a significant percentage of its assets in bonds issued by a small number of issuers.

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As of October 31, 2014, the target index for the Fund held a substantial percentage of its assets in bonds of a small number of issuers, as shown in the following table:

Barclays Global Aggregate ex-USD
Float Adjusted RIC Capped Index (USD Hedged)
Government of Japan	18.9%
Government of Italy	7.1
Government of France	7.1
Government of Germany	5.8
Government of United Kingdom	5.7
Total	44.6%

The Fund is subject to currency hedging risk, which is the chance that the currency hedging transactions entered into by the Fund may not perfectly offset the Fund’s foreign currency exposure. The Fund seeks to mimic the performance of foreign bonds without regard to currency exchange rate fluctuations. To accomplish this goal, the Fund attempts to offset, or hedge, its foreign currency exposure by entering into currency hedging transactions. However, it generally is not possible to perfectly hedge the Fund’s foreign currency exposure. The Fund will decline in value if it underhedges a currency that has weakened or overhedges a currency that has strengthened relative to the U.S. dollar. In addition, the Fund will incur expenses to hedge its foreign currency exposure. By entering into currency hedging transactions, the Fund may eliminate any chance to benefit from favorable fluctuations in relevant currency exchange rates. Currency hedging risk for the Fund is low.

Plain Talk About International Investing

U.S. investors who invest abroad will encounter risks not typically associated with U.S. companies because foreign stock and bond markets operate differently from the U.S. markets. For instance, foreign companies and governments are not subject to the same accounting, auditing, and financial-reporting standards and practices as U.S. companies and the U.S. government, and their stocks and bonds may not be as liquid as those of similar U.S. entities. In addition, foreign stock exchanges, brokers, companies, bond markets, and dealers may be subject to less government supervision and regulation than their counterparts in the
United States. These factors, among others, could negatively affect the returns
U.S. investors receive from foreign investments.

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Security Selection

Index sampling strategy. Because it would be very expensive and inefficient to buy and sell all, or substantially all, of the bonds held in its target index—which is an indexing strategy called “replication”—the Fund uses index “sampling” techniques to select securities. Using computer programs, the Fund’s advisor generally selects a representative sample of securities that approximates the full target index in terms of key risk factors and other characteristics. These factors include country of origin, duration, cash flow, credit quality, and callability of the underlying bonds. Because the Fund does not hold all of the securities in its target index, some of the securities (and issuers) that are held will likely be overweighted (or underweighted) compared with the target index.

The Fund is subject to index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s target index. Index sampling risk for the Fund should be low.

The number of bonds held by the Fund and the number of bonds in the Fund’s target index were 2,969 and 7,766, respectively, as of October 31, 2014.

Types of bonds. The Fund seeks to track the investment performance of the Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged). This Index provides a broad-based measure of the global, investment-grade, fixed-rate debt markets. The Index includes government, government agency, corporate, and securitized non-U.S. investment-grade fixed income investments, all issued in currencies other than the U.S. dollar and with maturities of more than one year. The Index is capped to comply with investment company diversification standards of the Internal Revenue Code, which state that, at the close of each fiscal quarter, a fund’s (1) exposure to any particular bond issuer may not exceed 25% of the fund’s assets, and (2) aggregate exposure to issuers that individually constitute 5% or more of the fund may not exceed 50% of the fund’s assets. To help enforce these limits, if the Index, on the last business day of any month, were to have greater than 20% exposure to any particular bond issuer, or greater than 48% aggregate exposure to issuers that individually constitute 5% or more of the Index, then the excess would be reallocated to bonds of other issuers represented in the Index. Notwithstanding the fact that the Index is capped, exposure of the Index or the Fund to a particular bond issuer may exceed 25%, and issuers that individually constitute 5% or more of the Index or the Fund may, in the aggregate, constitute more than 50% of the Index or the Fund on any day during the month due to currency and/or price movements.

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The Fund will attempt to hedge its foreign currency exposure in order to correlate to the returns of the Index, which is U.S. dollar hedged. Such hedging is intended to minimize the currency risk associated with investment in bonds denominated in currencies other than the U.S. dollar. Local currency bonds are bonds denominated in the local currency of a non-U.S. country. They can be issued by foreign governments, government agencies, and corporations. To the extent that the Fund owns local currency bonds and hedges its foreign currency exposure, it is subject to currency hedging risk. Currency hedging risk should be low for the Fund. All of the bonds held by the Fund will be local currency bonds.

Other Investment Policies and Risks

Under normal circumstances, the Fund will invest at least 80% of its assets in bonds held in its target index. Subject to a 20% limit, the Fund may purchase investments that are not included in its target index or may hold bonds that, when acquired, were included in the index but subsequently were removed.

The Fund reserves the right to substitute a different index for the index it currently tracks if the current index is discontinued, if the Fund’s agreement with the sponsor of its target index is terminated, or for any other reason determined in good faith by the Fund’s board of trustees. In any such instance, the substitute index would represent the same market segment as the current index.

The Fund may invest in derivatives. In general, investments in derivatives may involve risks different from, and possibly greater than, those of investments directly in the underlying securities, assets, or market indexes.

Generally speaking, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, a bond, or a currency), a physical asset (such as gold, oil, or wheat), a market index (such as the Barclays U.S. Aggregate Bond Index), or a reference rate (such as LIBOR). The Fund may invest in derivatives only if the expected risks and rewards of the derivatives are consistent with the investment objective, policies, strategies, and risks of the Fund as disclosed in this prospectus. In particular, derivatives will be used only when they may help the advisor:

• Invest in eligible asset classes with greater efficiency and lower cost than is possible through direct investment.

  Add value when these instruments are attractively priced.
  Adjust sensitivity to changes in interest rates.
  Hedge foreign currency exposure.

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The Fund’s derivative investments may include fixed income futures contracts, fixed income options, interest rate swaps, total return swaps, credit default swaps, or other derivatives. Losses (or gains) involving futures contracts can sometimes be substantial—in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for other types of derivatives.

The Fund will enter into foreign currency exchange forward contracts, which are a type of derivative, in order to hedge its foreign currency exposure. A foreign currency exchange forward contract is an agreement to buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These contracts will be used in an effort to offset any changes in the dollar value of foreign bonds attributable to changes in the value of the bonds’ local currencies relative to the U.S. dollar. Although such contracts can protect the Fund from unfavorable fluctuations in currency exchange rates, they also reduce or eliminate any chance for the Fund to benefit from favorable exchange rate fluctuations. Notably, foreign currency exchange forward contracts do not prevent the Fund’s securities from falling in value for reasons unrelated to currency exchange rates, such as interest rate increases, credit downgrades, etc.

To the extent that the Fund enters into currency hedging transactions, the Fund is subject to counterparty risk. Counterparty risk is the chance that the counterparty to a currency forward contract with the Fund is unable or unwilling to meet its financial obligations. Counterparty risk is low for the Fund.

Plain Talk About Derivatives

Derivatives can take many forms. Some forms of derivatives—such as exchange-
traded futures and options on securities, commodities, or indexes—have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold and whose market values are determined and published daily. Non-exchange-traded derivatives (such as certain swap agreements and foreign currency exchange forward contracts), on the other hand, tend to be more specialized or complex and may be harder to value.

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Vanguard may invest a small portion of the Fund’s assets in shares of bond exchange-traded funds (ETFs). These ETFs typically provide returns similar to those of the bonds listed in the index, or in a subset of the index, tracked by the Fund. Vanguard may purchase ETFs when doing so will reduce the Fund’s transaction costs or add value because the instruments are favorably priced. Vanguard receives no additional revenue from Fund assets invested in ETF Shares of other Vanguard funds. Fund assets invested in ETF Shares are excluded when allocating to the Fund its share of the costs of Vanguard operations.

Cash Management

The Fund‘s daily cash balance may be invested in one or more Vanguard CMT Funds, which are very low-cost money market funds. When investing in a Vanguard CMT Fund, the Fund bears its proportionate share of the at-cost expenses of the CMT Fund in which it invests.

Temporary Investment Measures

The Fund may temporarily depart from its normal investment policies and strategies when the advisor believes that doing so is in the Fund‘s best interest, so long as the alternative is consistent with the Fund‘s investment objective. For instance, the Fund may invest beyond its normal limits in derivatives or exchange-traded funds that are consistent with the Fund‘s objective when those instruments are more favorably priced or provide needed liquidity, as might be the case when the Fund receives large cash flows that it cannot prudently invest immediately.

Frequent Trading or Market-Timing

Background. Some investors try to profit from strategies involving frequent trading of mutual fund shares, such as market-timing. For funds holding foreign securities, investors may try to take advantage of an anticipated difference between the price of the fund’s shares and price movements in overseas markets, a practice also known as time-zone arbitrage. Investors also may try to engage in frequent trading of funds holding investments such as small-cap stocks and high-yield bonds. As money is shifted into and out of a fund by a shareholder engaging in frequent trading, the fund incurs costs for buying and selling securities, resulting in increased brokerage and administrative costs. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. In addition, frequent trading may interfere with an advisor’s ability to efficiently manage the fund.

17

Policies to address frequent trading. The Vanguard funds (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) do not knowingly accommodate frequent trading. The board of trustees of each Vanguard fund (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) has adopted policies and procedures reasonably designed to detect and discourage frequent trading and, in some cases, to compensate the fund for the costs associated with it. These policies and procedures do not apply to Vanguard ETF® Shares because frequent trading in ETF Shares generally does not disrupt portfolio management or otherwise harm fund shareholders. Although there is no assurance that Vanguard will be able to detect or prevent frequent trading or market-timing in all circumstances, the following policies have been adopted to address these issues:

• Each Vanguard fund reserves the right to reject any purchase request—including exchanges from other Vanguard funds—without notice and regardless of size. For example, a purchase request could be rejected because the investor has a history of frequent trading or if Vanguard determines that such purchase may negatively affect a fund’s operation or performance.

• Each Vanguard fund (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) generally prohibits, except as otherwise noted in the Investing With Vanguard section, a participant from exchanging into a fund account for 60 calendar days after the participant has exchanged out of that fund account.

• Certain Vanguard funds charge shareholders purchase and/or redemption fees on transactions.

See the Investing With Vanguard section of this prospectus for further details on Vanguard’s transaction policies.

Each Vanguard fund (other than money market funds), in determining its net asset value, will use fair-value pricing when appropriate, as described in the Share Price section. Fair-value pricing may reduce or eliminate the profitability of certain frequent-trading strategies.

Do not invest with Vanguard if you are a market-timer.

18

Turnover Rate

Although the Fund generally seeks to invest for the long term, it may sell securities regardless of how long they have been held. Generally, an index fund sells securities in response to redemption requests from shareholders of conventional (not exchange-traded) shares or to changes in the composition of its target index, or in an effort to manage the fund’s duration. The Financial Highlights section of this prospectus shows historical turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and replaced securities valued at 100% of its net assets within a one-year period. The average turnover rate for world bond funds was approximately 136%, as reported by Morningstar, Inc., on October 31, 2014.

Plain Talk About Turnover Rate

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs, which are not included in the fund’s expense ratio, could affect the fund’s future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that dealer markups and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains, including short-term capital gains, that must be distributed to shareholders.

The Fund and Vanguard

The Fund is a member of The Vanguard Group, a family of more than 170 mutual funds holding assets of approximately $2.7 trillion. All of the funds that are members of The Vanguard Group (other than funds of funds) share in the expenses associated with administrative services and business operations, such as personnel, office space, and equipment.

Vanguard Marketing Corporation provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund (other than a fund of funds) or each share class of a fund (in the case of a fund with multiple share classes) pays its allocated share of the Vanguard funds’ marketing costs.

19

Plain Talk About Vanguard’s Unique Corporate Structure

The Vanguard Group is truly a mutual mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds.
Most other mutual funds are operated by management companies that may be owned by one person, by a private group of individuals, or by public investors who own the management company’s stock. The management fees charged by these companies include a profit component over and above the companies’ cost of providing services. By contrast, Vanguard provides services to its member funds on an at-cost basis, with no profit component, which helps to keep the funds’ expenses low.

Investment Advisor

The Vanguard Group, Inc. (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, which began operations in 1975, serves as advisor to the Fund through its Fixed Income Group. As of October 31, 2014, Vanguard served as advisor for approximately $2.2 trillion in assets. Vanguard provides investment advisory services to the Fund on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Fund.

For the fiscal year ended October 31, 2014, the advisory expenses represented an effective annual rate of less than 0.01% of the Fund’s average net assets.

For a discussion of why the board of trustees approved the Fund’s investment advisory arrangement, see the most recent semiannual report to shareholders covering the fiscal period ended April 30.

Vanguard’s Fixed Income Group is overseen by:

Mortimer J. Buckley, Chief Investment Officer and Managing Director of Vanguard. As Chief Investment Officer, he is responsible for the oversight of Vanguard’s Equity Investment and Fixed Income Groups. The investments managed by these two groups include active quantitative equity funds, equity index funds, active bond funds, index bond funds, stable value portfolios, and money market funds. Mr. Buckley joined Vanguard in 1991 and has held various senior leadership positions with Vanguard. He received his A.B. in economics from Harvard and an M.B.A. from Harvard Business School.

20

Gregory Davis, CFA, Principal of Vanguard and global head of Vanguard’s Fixed Income Group. He has direct oversight responsibility for all money market funds, bond funds, and stable value portfolios managed by the Fixed Income Group. He has been with Vanguard since 1999 and has managed investment portfolios since 2000. He received his B.S. in insurance from The Pennsylvania State University and an M.B.A. from The Wharton School of the University of Pennsylvania.

Kenneth E. Volpert, CFA; Principal of Vanguard; global head of Fixed Income Indexing; and head of investments, Europe. He has direct oversight responsibility for all bond index funds managed by the Fixed Income Group. He managed investment portfolios from 1982 through May 2014 and has been with Vanguard since 1992. He received his B.S. from the University of Illinois and an M.B.A. from the University of Chicago.

Paul M. Jakubowski, Principal of Vanguard and head of credit. He has oversight responsibility for investment activities within the credit-related sectors of the taxable fixed income market as well as taxable credit research. He has worked in investment management since joining Vanguard in 2000 and has managed investment portfolios since 2013. He received his B.S. from the University of Richmond and an M.B.A. from Villanova University.

Ronald M. Reardon, Principal of Vanguard and head of rates. He has oversight responsibility for investment activities within the rates-related sectors of the taxable fixed income market, including foreign exchange. He has worked in investment management for Vanguard since 2001 and has managed investment portfolios since 2005. He received his B.S. from The College of New Jersey and an M.B.A. from the University of Rochester.

The managers primarily responsible for the day-to-day management of the Fund are:

Joshua C. Barrickman, CFA, Principal of Vanguard and head of Vanguard’s Fixed Income Indexing Americas. He has been with Vanguard since 1998, has worked in investment management since 1999, has managed investment portfolios since 2005, and has co-managed the Fund since its inception in 2013. Education: B.S., Ohio Northern University; M.B.A., Lehigh University.

Yan Pu, CFA, Portfolio Manager at Vanguard. She has worked in investment management for Vanguard since 2004, has managed investment portfolios since 2007, and has co-managed the Fund since its inception in 2013. Education: B.S., Ji’Nan University, P.R. China; M.B.A., Drexel University.

The Statement of Additional Information provides information about each portfolio manager’s compensation, other accounts under management, and ownership of shares of the Fund.

21

Dividends, Capital Gains, and Taxes

The Fund distributes to shareholders virtually all of its net income (interest less expenses) as well as any net capital gains realized from the sale of its holdings. The Fund’s income dividends are declared monthly and distributed monthly; capital gains distributions, if any, generally occur annually in December.

Your distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan’s Summary Plan Description, or your tax advisor about the tax consequences of plan withdrawals.

Plain Talk About Distributions

As a shareholder, you are entitled to your portion of a fund’s income from interest as well as capital gains from the fund’s sale of investments. Income consists of interest the fund earns from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them.

Share Price

Share price, also known as net asset value (NAV), is calculated each business day as of the close of regular trading on the New York Stock Exchange (NYSE), generally 4 p.m., Eastern time. Each share class has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to the share class by the number of Fund shares outstanding for that class. On U.S. holidays or other days when the NYSE is closed, the NAV is not calculated, and the Fund does not sell or redeem shares. However, on those days the value of the Fund’s assets may be affected to the extent that the Fund holds securities that change in value on those days (such as securities that trade on foreign markets that are open).

Debt securities held by a Vanguard fund are valued based on information furnished by an independent pricing service or market quotations. Certain short-term debt instruments used to manage a fund’s cash are valued on the basis of amortized cost. The values of any mutual fund shares held by a fund are based on the NAVs of the shares. The values of any ETF or closed-end fund shares held by a fund are based on the market value of the shares.

When a fund determines that pricing-service information or market quotations either are not readily available or do not accurately reflect the value of a security, the security is priced at its fair value (the amount that the owner might reasonably expect to receive

22

upon the current sale of the security). A fund also will use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund’s pricing time but after the close of the principal exchange or market on which the security is traded. This most commonly occurs with foreign securities, which may trade on foreign exchanges or markets that close many hours before the fund’s pricing time. Intervening events might be company-specific (e.g., earnings report, material credit events) or country-specific or regional/global (e.g., natural disaster, economic or political news, act of terrorism, interest rate change). Intervening events include price movements in U.S. markets that exceed a specified threshold or that are otherwise deemed to affect the value of foreign securities. A fund may also use fair-value pricing on bond market holidays when the fund is open for business (such as Columbus Day and Veterans Day).

Fair-value prices are determined by Vanguard according to procedures adopted by the board of trustees. When fair-value pricing is employed, the prices of securities used by a fund to calculate the NAV may differ from quoted or published prices for the same securities.

Vanguard fund share prices are published daily on our website at vanguard.com/prices.

23

Financial Highlights

The following financial highlights table is intended to help you understand the Admiral Shares financial performance for the periods shown, and certain information reflects financial results for a single Admiral Share. The total returns in the table represent the rate that an investor would have earned or lost each period on an investment in the Admiral Shares (assuming reinvestment of all distributions). This information has been obtained from the financial statements audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report—along with the Fund’s financial statements—is included in the Fund’s most recent annual report to shareholders. You may obtain a free copy of the latest annual or semiannual report by visiting vanguard.com or by contacting Vanguard by telephone or mail.

Plain Talk About How to Read the Financial Highlights Table

The Admiral Shares began fiscal year 2014 with a net asset value (share price) of
$19.98 per share. During the year, each Admiral Share earned $0.312 from investment income (interest) and $0.903 from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

Shareholders received $0.305 per share in the form of dividend distributions. A portion of each year’s distributions may come from the prior year’s income or capital gains.

The share price at the end of the year was $20.89, reflecting earnings of $1.215 per share and distributions of $0.305 per share. This was an increase of $0.91 per share (from $19.98 at the beginning of the year to $20.89 at the end of the year).
For a shareholder who reinvested the distributions in the purchase of more shares, the total return was 6.13% for the year.

As of October 31, 2014, the Admiral Shares had approximately $4.7 billion in net assets. For the year, the expense ratio was 0.19% ($1.90 per $1,000 of net assets), and the net investment income amounted to 1.56% of average net assets. The Fund sold and replaced securities valued at 16% of its net assets.

24

Total International Bond Index Fund Admiral Shares
	Year	May 31,
	Ended	2013[1] to
	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2014	2013
Net Asset Value, Beginning of Period	$19.98	$20.00
Investment Operations
Net Investment Income	.312	.125
Net Realized and Unrealized Gain (Loss) on Investments	.903	(.023)
Total from Investment Operations	1.215	.102
Distributions
Dividends from Net Investment Income	(.305 )	(.122)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.305 )	(.122)
Net Asset Value, End of Period	$20.89	$19.98

Total Return	6.13%	0.52%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,725	$1,636
Ratio of Total Expenses to Average Net Assets	0.19%	0.20%[2]
Ratio of Net Investment Income to Average Net Assets	1.56%	1.49%[2]
Portfolio Turnover Rate	16%	31%[3,4]

1	Inception.
2	Annualized.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares, including ETF Creation Units.
4	Excludes trading activity during the Transition Period. For additional information, see the Notes to Financial Statements section of the Fund’s annual report dated October 31, 2013.

25

Investing With Vanguard

The Fund is an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect the Fund as an investment option.

• If you have any questions about the Fund or Vanguard, including those about the Fund’s investment objective, strategies, or risks, contact Vanguard Participant Services toll-free at 800-523-1188.

• If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

• Be sure to carefully read each topic that pertains to your transactions with Vanguard.

Vanguard reserves the right to change its policies without notice to shareholders.

Investment Options and Allocations

Your plan’s specific provisions may allow you to change your investment selections, the amount of your contributions, or the allocation of your contributions among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

Transactions

Transaction requests (e.g., a contribution, an exchange, or a redemption) must be in good order. Good order means that Vanguard has determined that (1) your transaction request includes complete information and (2) appropriate assets are already in your account or new assets have been received or, if funded via ACH, credited to your account.

Processing times for your transaction requests may differ among recordkeepers or among transaction and funding types. Your plan’s recordkeeper (which may also be Vanguard) will determine the necessary processing time frames for your transaction requests prior to submission to the Fund. Consult your recordkeeper or plan administrator for more information.

Your transaction will then be based on the next-determined NAV of the Fund‘s Admiral Shares. If your transaction request was received in good order before the close of regular trading on the New York Stock Exchange (NYSE) (generally 4 p.m., Eastern time), you will receive that day’s NAV and trade date. NAVs are calculated only on days the NYSE is open for trading.

If Vanguard is serving as your plan recordkeeper and if your transaction involves one or more investments with an early cut-off time for processing or another trading restriction, your entire transaction will be subject to the restriction when the trade date for your transaction is determined.

26

Frequent-Trading Limitations

The exchange privilege (your ability to purchase shares of a fund using the proceeds from the simultaneous redemption of shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice. Because excessive exchanges can disrupt the management of the Vanguard funds and increase their transaction costs, Vanguard places certain limits on the exchange privilege.

If you are exchanging out of any Vanguard fund (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund), you must wait 60 days before exchanging back into the fund. This policy applies, regardless of the dollar amount. Please note that the 60-day clock restarts after every exchange out of the fund.

The frequent-trading limitations do not apply to the following: exchange requests submitted by mail to Vanguard (exchange requests submitted by fax, if otherwise permitted, are subject to the limitations); exchanges of shares purchased with participant payroll or employer contributions or loan repayments; exchanges of shares purchased with reinvested dividend or capital gains distributions; distributions, loans, and in-service withdrawals from a plan; redemptions of shares as part of a plan termination or at the direction of the plan; redemptions of shares to pay fund or account fees; share or asset transfers or rollovers; reregistrations of shares within the same fund; conversions of shares from one share class to another in the same fund; and automated transactions executed during the first six months of a participant’s enrollment in the Vanguard Managed Account Program.

Before making an exchange to or from another fund available in your plan, consider the following:

• Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.

• Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on other exchange policies that apply to your plan.

Before making an exchange into another fund, it is important to read that fund’s prospectus. To obtain a copy, please contact Vanguard Participant Services toll-free at 800-523-1188.

Plans for which Vanguard does not serve as recordkeeper: If Vanguard does not serve as recordkeeper for your plan, your plan’s recordkeeper will establish accounts in Vanguard funds for the benefit of its clients. In such accounts, we cannot always monitor the trading activity of individual clients. However, we review trading activity at the intermediary (omnibus) level, and if we detect suspicious activity, we will investigate and take appropriate action. If necessary, Vanguard may prohibit additional

27

purchases of fund shares by an intermediary, including for the benefit of certain of the intermediary’s clients. Intermediaries also may monitor participants’ trading activity with respect to Vanguard funds.

For those Vanguard funds that charge purchase and/or redemption fees, intermediaries that establish accounts in the Vanguard funds will be asked to assess these fees on participant accounts and remit these fees to the funds. The application of purchase and redemption fees and frequent-trading limitations may vary among intermediaries. There are no assurances that Vanguard will successfully identify all intermediaries or that intermediaries will properly assess purchase and redemption fees or administer frequent-trading limitations. If a firm other than Vanguard serves as recordkeeper for your plan, please read that firm’s materials carefully to learn of any other rules or fees that may apply.

Investing With Vanguard Through Other Firms

You may purchase or sell shares of most Vanguard funds through a financial intermediary, such as a bank, a broker, or an investment advisor. Please consult your financial intermediary to determine which, if any, shares are available through that firm and to learn about other rules that may apply.

No Cancellations

Vanguard will not accept your request to cancel any transaction request once processing has begun. Please be careful when placing a transaction request.

Proof of a Caller’s Authority

We reserve the right to refuse a telephone request if the caller is unable to provide the requested information or if we reasonably believe that the caller is not an individual authorized to act on the account. Before we allow a caller to act on an account, we may request the following information:

• Authorization to act on the account (as the account owner or by legal documentation or other means).

  Account registration and address.
  Fund name and account number, if applicable.
  Other information relating to the caller, the account owner, or the account.

Uncashed Checks

Vanguard will not pay interest on uncashed checks. Vanguard may be required to transfer assets related to uncashed checks to a state under the state’s abandoned property law.

28

Portfolio Holdings

Please consult the Fund’s Statement of Additional Information or our website for a description of the policies and procedures that govern disclosure of the Fund’s portfolio holdings.

Additional Information
	Inception	Newspaper	Vanguard	CUSIP
	Date	Abbreviation	Fund Number	Number
Total International Bond Index Fund
Admiral Shares	5/31/2013	TotIntBdIxFdAdm	511	92203J308

29

Accessing Fund Information Online

Vanguard Online at Vanguard.com

Visit Vanguard’s education-oriented website for access to timely news and information about Vanguard funds and services and easy-to-use, interactive tools to help you create your own investment and retirement strategies.

CFA® is a registered trademark owned by CFA Institute.

Morningstar data © 2015 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

Vanguard Total International Bond Index Fund is not sponsored, endorsed, issued, sold or promoted by Barclays Capital Inc. or any of its affiliates (“Barclays”). Barclays makes no representation or warranty, express or implied, to the owners or purchasers of Vanguard Total International Bond Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard Total International Bond Index Fund particularly or the ability of the Barclays Index to track general bond market performance. Barclays has not passed on the legality or suitability of the Vanguard Total International Bond Index Fund with respect to any person or entity. Barclays’ only relationship to Vanguard and Vanguard Total International Bond Index Fund is the licensing of the Barclays Index which is determined, composed and calculated by Barclays without regard to Vanguard or the Vanguard Total International Bond Index Fund or any owners or purchasers of the Vanguard Total International Bond Index Fund. Barclays has no obligation to take the needs of Vanguard, Vanguard Total International Bond Index Fund or the owners of Vanguard Total International Bond Index Fund into consideration in determining, composing or calculating the Barclays Index. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of Vanguard Total International Bond Index Fund to be issued. Barclays has no obligation or liability in connection with the administration, marketing or trading of the Vanguard Total International Bond Index Fund.

BARCLAYS SHALL HAVE NO LIABILITY TO THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE INDEX. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF THE VANGUARD TOTAL INTERNATIONAL BOND INDEX FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. BARCLAYS RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BARCLAYS GLOBAL AGGREGATE EX-USD FLOAT ADJUSTED RIC CAPPED INDEX (USD HEDGED), AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BARCLAYS GLOBAL AGGREGATE EX-USD FLOAT ADJUSTED RIC CAPPED INDEX (USD HEDGED). BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY INDIRECT OR CONSEQUENTIAL DAMAGES RESULTING FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN.

©2015 Barclays. Used with Permission.

Source: Barclays Global Family of Indices. Copyright 2015, Barclays. All rights reserved.

30

Glossary of Investment Terms

Active Management. An investment approach that seeks to exceed the average returns of a particular financial market or market segment. In selecting securities to buy and sell, active managers may rely on, among other things, research, market forecasts, quantitative models, and their own judgment and experience.

Average Maturity. The average length of time until bonds held by a fund reach maturity and are repaid. In general, the longer the average maturity, the more a fund’s share price fluctuates in response to changes in market interest rates. In calculating average maturity, a fund uses a bond’s maturity or, if applicable, an earlier date on which the advisor believes it is likely that a maturity-shortening device (such as a call, a put, a refunding, a prepayment, or a redemption provision or an adjustable coupon) will cause the bond to be repaid.

Bond. A debt security (IOU) issued by a corporation, a government, or a government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and generally to make regular interest payments until that date.

Capital Gains Distribution. Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

Coupon Rate. The interest rate paid by the issuer of a debt security until its maturity. It is expressed as an annual percentage of the face value of the security.

Dividend Distribution. Payment to mutual fund shareholders of income from interest or dividends generated by a fund’s investments.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but it does not include the transaction costs of buying and selling portfolio securities.

Face Value. The amount to be paid at a bond’s maturity; also known as the par value or principal.

Fixed Income Security. An investment, such as a bond, representing a debt that must be repaid by a specified date, and on which the borrower must pay a fixed, variable, or floating rate of interest.

Float-Adjusted Index. An index that weights its constituent securities based on the value of the constituent securities that are available for public trading, rather than the value of all constituent securities. Some portion of an issuer’s securities may be unavailable for public trading because, for example, those securities are owned by company insiders on a restricted basis or by a government agency. By excluding unavailable securities, float-adjusted indexes can produce a more accurate picture of the returns actually experienced by investors in the measured market.

31

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is generally measured from the inception date.

Indexing. A low-cost investment strategy in which a mutual fund attempts to track—rather than outperform—a specified market benchmark, or “index.”

Investment-Grade Bond. A debt security whose credit quality is considered by independent bond-rating agencies, or through independent analysis conducted by a fund’s advisor, to be sufficient to ensure timely payment of principal and interest under current economic circumstances. Debt securities rated in one of the four highest rating categories are considered investment-grade. Other debt securities may be considered by an advisor to be investment-grade.

Mutual Fund. An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

Principal. The face value of a debt instrument or the amount of money put into an investment.

Securities. Stocks, bonds, money market instruments, and other investments.

Total Return. A percentage change, over a specified time period, in a mutual fund’s net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

Volatility. The fluctuations in value of a mutual fund or other security. The greater a fund’s volatility, the wider the fluctuations in its returns.

Yield. Income (interest or dividends) earned by an investment, expressed as a percentage of the investment’s price.

32

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Institutional Division
P.O. Box 2900
Valley Forge, PA 19482-2900

Connect with Vanguard® > vanguard.com

For More Information	To receive a free copy of the latest annual or semiannual
If you would like more information about Vanguard	report or the SAI, or to request additional information
Total International Bond Index Fund, the following	about the Fund or other Vanguard funds, please visit
documents are available free upon request:	vanguard.com or contact us as follows:

Annual/Semiannual Reports to Shareholders	The Vanguard Group
Additional information about the Fund’s investments is	Participant Services
available in the Fund’s annual and semiannual reports	P.O. Box 2900
to shareholders. In the annual report, you will find a	Valley Forge, PA 19482-2900
discussion of the market conditions and investment	Telephone: 800-523-1188
strategies that significantly affected the Fund’s	Text telephone for people with hearing impairment:
performance during its last fiscal year.	800-749-7273

Statement of Additional Information (SAI)	Information Provided by the Securities and
The SAI provides more detailed information about the	Exchange Commission (SEC)
Fund and is incorporated by reference into (and thus	You can review and copy information about the Fund
legally a part of) this prospectus.	(including the SAI) at the SEC’s Public Reference Room
in Washington, DC. To find out more about this public
service, call the SEC at 202-551-8090. Reports and
other information about the Fund are also available in
the EDGAR database on the SEC’s website at
www.sec.gov, or you can receive copies of this
information, for a fee, by electronic request at the
following e-mail address: publicinfo@sec.gov, or by
writing the Public Reference Section, Securities and
Exchange Commission, Washington, DC 20549-1520.

Fund’s Investment Company Act file number: 811-22619

© 2015 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

I 511 022015

Vanguard Total International Bond Index Fund
Prospectus

February 26, 2015

Investor Shares for Participants
Vanguard Total International Bond Index Fund Investor Shares (VTIBX)

This prospectus contains financial data for the Fund through the fiscal year ended October 31, 2014.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Fund Summary	1	Financial Highlights	23
Investing in Index Funds	7	Investing With Vanguard	25
More on the Fund	8	Accessing Fund Information Online	29
The Fund and Vanguard	19	Glossary of Investment Terms	30
Investment Advisor	19
Dividends, Capital Gains, and Taxes	21
Share Price	22

Fund Summary

Investment Objective

The Fund seeks to track the performance of a benchmark index that measures the investment return of non-U.S. dollar-denominated investment-grade bonds.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.21%
12b-1 Distribution Fee	None
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.23%

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Example

The following example is intended to help you compare the cost of investing in the Fund’s Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund’s shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$24	$74	$130	$293

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged). This Index provides a broad-based measure of the global, investment-grade, fixed-rate debt markets. The Index includes government, government agency, corporate, and securitized non-U.S. investment-grade fixed income investments, all issued in currencies other than the U.S. dollar and with maturities of more than one year. The Index is capped to comply with investment company diversification standards of the Internal Revenue Code, which state that, at the close of each fiscal quarter, a fund’s (1) exposure to any particular bond issuer may not exceed 25% of the fund’s assets, and (2) aggregate exposure to issuers that individually constitute 5% or more of the fund may not exceed 50% of the fund’s assets. To help enforce these limits, if the Index, on the last business day of any month, were to have greater than 20% exposure to any particular bond issuer, or greater than 48% aggregate exposure to issuers that individually constitute 5% or more of the Index, then the excess would be reallocated to bonds of other issuers represented in the Index. The Fund will attempt to hedge its foreign currency exposure in order to correlate to the returns of the Index, which is U.S. dollar hedged.

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Such hedging is intended to minimize the currency risk associated with investment in bonds denominated in currencies other than the U.S. dollar.

The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the Fund’s investments will be selected through the sampling process and, under normal circumstances, at least 80% of the Fund’s assets will be invested in bonds included in the Index. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which generally ranges between 5 and 10 years and, as of October 31, 2014, was 8.6 years.

Principal Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund is subject to the following risks, which could affect the Fund’s performance:

• Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests in a geographically diverse mix of short-, intermediate-, and long-term bonds.

• Income risk, which is the chance that the Fund’s income will decline because of falling interest rates. Income risk should be moderate for the Fund because it invests in a diverse mix of short-, intermediate-, and long-term bonds, so investors should expect the Fund’s monthly income to fluctuate.

• Credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. Credit risk should be low for the Fund because it purchases only bonds that are of investment-grade quality.

• Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Call risk should be low for the Fund because it invests only a small portion of its assets in callable bonds.

• Country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value or liquidity of securities issued by foreign companies, governments, or government agencies. Because the Fund may invest a large portion of its assets in bonds of issuers located in a particular country or region, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk for the Fund is high.

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• Nondiversification risk, which is the chance that the Fund’s performance may be hurt disproportionately by the poor performance of bonds issued by just a few or even a single issuer. The Fund is considered nondiversified, which means that it may invest a significant percentage of its assets in bonds issued by a small number of issuers.

• Currency hedging risk, which is the chance that the currency hedging transactions entered into by the Fund may not perfectly offset the Fund’s foreign currency exposure. The Fund seeks to mimic the performance of foreign bonds without regard to currency exchange rate fluctuations. To accomplish this goal, the Fund attempts to offset, or hedge, its foreign currency exposure by entering into currency hedging transactions. However, it generally is not possible to perfectly hedge the Fund’s foreign currency exposure. The Fund will decline in value if it underhedges a currency that has weakened or overhedges a currency that has strengthened relative to the U.S. dollar. In addition, the Fund will incur expenses to hedge its foreign currency exposure. By entering into currency hedging transactions, the Fund may eliminate any chance to benefit from favorable fluctuations in relevant currency exchange rates. Currency hedging risk for the Fund is low.

• Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund‘s Investor Shares in their first full calendar year. The table shows how the average annual total returns of the Investor Shares compare with those of the Fund‘s target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

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Annual Total Returns — Vanguard Total International Bond Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 2.49% (quarter ended December 31, 2014), and the lowest return for a quarter was 1.83% (quarter ended September 30, 2014).

Average Annual Total Returns for Periods Ended December 31, 2014

		Since
		Inception
		(May 31,
	1 Year	2013)
Vanguard Total International Bond Index Fund Investor Shares	8.83%	5.36%
Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index
(USD Hedged)
(reflects no deduction for fees or expenses)	9.14%	5.75%

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Investment Advisor
The Vanguard Group, Inc. (Vanguard)

Portfolio Managers

Joshua C. Barrickman, CFA, Principal of Vanguard and head of Vanguard’s Fixed Income Indexing Americas. He has co-managed the Fund since its inception in 2013.

Yan Pu, CFA, Portfolio Manager at Vanguard. She has co-managed the Fund since its inception in 2013.

Tax Information

The Fund’s distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan’s Summary Plan Description, or your tax advisor about the tax consequences of plan withdrawals.

Payments to Financial Intermediaries

The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.

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Investing in Index Funds

What Is Indexing?

Indexing is an investment strategy for tracking the performance of a specified market benchmark, or “index.” An index is a group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets—such as the U.S. stock market or the U.S. bond market. Other indexes cover market segments—such as small-capitalization stocks or short-term bonds. The index sponsor determines the securities to include in the index, the weighting of each security in the index, and the appropriate time to make changes to the composition of the index. One cannot invest directly in an index.

An index fund holds all, or a representative sample, of the securities that make up its target index. Index funds attempt to mirror the performance of the target index, for better or worse. However, an index fund generally does not perform exactly like its target index. For example, like all mutual funds, index funds have operating expenses and transaction costs. Market indexes do not, and therefore they will usually have a slight performance advantage over funds that track them.

Index funds typically have the following characteristics:

• Variety of investments. Most Vanguard index funds generally invest in the securities of a variety of companies, industries, and government entities.

• Relative performance consistency. Because they seek to track market benchmarks, index funds usually do not perform dramatically better or worse than their benchmarks.

• Low cost. Index funds are inexpensive to run compared with actively managed funds. They have low or no research costs and typically keep trading activity—and thus dealer markups and other transaction costs—to a minimum compared with actively managed funds.

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More on the Fund

This prospectus describes the principal risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: generally, the higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: the lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for fluctuations in the securities markets. Look for this

symbol throughout the

prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk® explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.

This prospectus offers the Fund‘s Investor Shares and is intended for participants in employer-sponsored retirement or savings plans. Another version—for investors who would like to open a personal investment account—can be obtained by visiting our website at vanguard.com or by calling Vanguard at 800-662-7447.

Plain Talk About Fund Expenses

All mutual funds have operating expenses. These expenses, which are deducted from a fund’s gross income, are expressed as a percentage of the net assets of the fund. Assuming that operating expenses remain as stated in the Fees and
Expenses section, Vanguard Total International Bond Index Fund Investor Shares’
expense ratio would be 0.23%, or $2.30 per $1,000 of average net assets. The average expense ratio for international income funds in 2013 was 1.01%, or
$10.10 per $1,000 of average net assets (derived from data provided by Lipper, a
Thomson Reuters Company, which reports on the mutual fund industry).

Plain Talk About Costs of Investing

Costs are an important consideration in choosing a mutual fund. That is because you, as a shareholder, pay a proportionate share of the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or the capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund‘s performance.

The following sections explain the principal investment strategies and policies that the Fund uses in pursuit of its objective. The Fund‘s board of trustees, which oversees the Fund‘s management, may change investment strategies or policies in the interest of

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shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Note that the Fund‘s investment objective is not fundamental and may be changed without a shareholder vote. The Fund‘s policy of investing at least 80% of its assets in securities that are held in its target index may be changed only upon 60 days‘ notice to shareholders.

Market Exposure

The Fund is subject to interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests in a geographically diverse mix of short-, intermediate-, and long-term bonds.

Although bonds are often thought to be less risky than stocks, there have been periods when bond prices have fallen significantly because of rising interest rates. For instance, prices of U.S. long-term bonds fell by almost 48% between December 1976 and September 1981. Note that over comparable periods of time, the prices of foreign bonds and U.S. bonds may increase or decrease by different amounts, and in some cases may move in opposite directions.

To illustrate the relationship between bond prices and interest rates, the following table shows the effect of a 1% and a 2% change (both up and down) in interest rates on the values of three noncallable bonds (i.e., bonds that cannot be redeemed by the issuer) of different maturities, each with a face value of $1,000.

How Interest Rate Changes Affect the Value of a $1,000 Bond[1]
	After a 1%	After a 1%	After a 2%	After a 2%
Type of Bond (Maturity)	Increase	Decrease	Increase	Decrease
Short-Term (2.5 years)	$977	$1,024	$954	$1,049
Intermediate-Term (10 years)	922	1,086	851	1,180
Long-Term (20 years)	874	1,150	769	1,328
1 Assuming a 4% coupon.

These figures are for illustration only; you should not regard them as an indication of future performance of foreign bonds generally or the Fund in particular.

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Plain Talk About Bonds and Interest Rates

As a rule, when interest rates rise, bond prices fall. The opposite is also true:
Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let’s assume that you hold a bond offering a 4%
yield. A year later, interest rates are on the rise and bonds of comparable quality and maturity are offered with a 5% yield. With higher-yielding bonds available, you would have trouble selling your 4% bond for the price you paid—you would probably have to lower your asking price. On the other hand, if interest rates were falling and 3% bonds were being offered, you should be able to sell your 4% bond for more than you paid.

Changes in interest rates can affect bond income as well as bond prices.

The Fund is subject to income risk, which is the chance that the Fund’s income will decline because of falling interest rates. A fund’s income declines when interest rates fall because the fund then must invest new cash flow and cash from maturing bonds in lower-yielding bonds. Income risk should be moderate for the Fund because it invests in a diverse mix of short-, intermediate-, and long-term bonds, so investors should expect the Fund’s monthly income to fluctuate.

Plain Talk About Bond Maturities

A bond is issued with a specific maturity date—the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk you, as a bond investor, will face as interest rates rise—but also the higher the potential yield you could receive. Longer-term bonds are more suitable for investors willing to take a greater risk of price fluctuations to get higher and more stable interest income. Shorter-term bond investors should be willing to accept lower yields and greater income variability in return for less fluctuation in the value of their investment.

Although falling interest rates tend to strengthen bond prices, they can cause other sorts of problems for bond fund investors—bond calls and prepayments.

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The Fund is subject to call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Because the Fund invests only a small portion of its assets in callable bonds, call risk should be low for the Fund.

The Fund is subject to credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. Credit risk should be low for the Fund because it purchases only bonds that are of investment-grade quality.

Although the Fund purchases only investment-grade bonds, a bond held by the Fund may be downgraded, causing the Fund to hold securities below investment-grade. If a bond is downgraded below investment-grade, the Fund will generally attempt to sell the bond within a reasonable period of time. If the Fund determines that the bond cannot be sold at a reasonable price, the Fund may hold the bond until a reasonable price for the bond may be obtained.

Plain Talk About Credit Quality

A bond’s credit-quality rating is an assessment of the issuer’s ability to pay interest on the bond and, ultimately, to repay the principal. Credit quality is evaluated by one of the nationally recognized statistical rating organizations (for example, Moody‘s
Investors Service, Inc., or Standard & Poor‘s) or through independent analysis conducted by a fund’s advisor. The lower the rating, the greater the chance—in the rating agency’s or advisor’s opinion—that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond’s credit rating, the higher its yield should be to compensate investors for assuming additional risk. Investment-grade bonds are those rated in one of the four highest ratings categories. A fund may treat an unrated bond as investment-grade if warranted by the advisor’s analysis.

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The Fund is subject to country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value or liquidity of securities issued by foreign companies, governments, or government agencies. Because the Fund may invest a large portion of its assets in bonds of issuers located in a particular country or region, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk for the Fund is high.

As of October 31, 2014, the target index for the Fund held a substantial percentage of its assets in bonds of issuers located in a small number of countries, as shown in the following table:

Barclays Global Aggregate ex-USD
Float Adjusted RIC Capped Index (USD Hedged)
Japan	20.32%
France	11.33
Germany	10.56
United Kingdom	8.96
Italy	8.36
Spain	5.67
Canada	5.49
Total	70.69%

The Fund is subject to nondiversification risk, which is the chance that the Fund’s performance may be hurt disproportionately by the poor performance of bonds issued by just a few or even a single issuer. The Fund is considered nondiversified, which means that it may invest a significant percentage of its assets in bonds issued by a small number of issuers.

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As of October 31, 2014, the target index for the Fund held a substantial percentage of its assets in bonds of a small number of issuers, as shown in the following table:

Barclays Global Aggregate ex-USD
Float Adjusted RIC Capped Index (USD Hedged)
Government of Japan	18.9%
Government of Italy	7.1
Government of France	7.1
Government of Germany	5.8
Government of United Kingdom	5.7
Total	44.6%

The Fund is subject to currency hedging risk, which is the chance that the currency hedging transactions entered into by the Fund may not perfectly offset the Fund’s foreign currency exposure. The Fund seeks to mimic the performance of foreign bonds without regard to currency exchange rate fluctuations. To accomplish this goal, the Fund attempts to offset, or hedge, its foreign currency exposure by entering into currency hedging transactions. However, it generally is not possible to perfectly hedge the Fund’s foreign currency exposure. The Fund will decline in value if it underhedges a currency that has weakened or overhedges a currency that has strengthened relative to the U.S. dollar. In addition, the Fund will incur expenses to hedge its foreign currency exposure. By entering into currency hedging transactions, the Fund may eliminate any chance to benefit from favorable fluctuations in relevant currency exchange rates. Currency hedging risk for the Fund is low.

Plain Talk About International Investing

U.S. investors who invest abroad will encounter risks not typically associated with U.S. companies because foreign stock and bond markets operate differently from the U.S. markets. For instance, foreign companies and governments are not subject to the same accounting, auditing, and financial-reporting standards and practices as U.S. companies and the U.S. government, and their stocks and bonds may not be as liquid as those of similar U.S. entities. In addition, foreign stock exchanges, brokers, companies, bond markets, and dealers may be subject to less government supervision and regulation than their counterparts in the
United States. These factors, among others, could negatively affect the returns
U.S. investors receive from foreign investments.

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Security Selection

Index sampling strategy. Because it would be very expensive and inefficient to buy and sell all, or substantially all, of the bonds held in its target index—which is an indexing strategy called “replication”—the Fund uses index “sampling” techniques to select securities. Using computer programs, the Fund’s advisor generally selects a representative sample of securities that approximates the full target index in terms of key risk factors and other characteristics. These factors include country of origin, duration, cash flow, credit quality, and callability of the underlying bonds. Because the Fund does not hold all of the securities in its target index, some of the securities (and issuers) that are held will likely be overweighted (or underweighted) compared with the target index.

The Fund is subject to index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s target index. Index sampling risk for the Fund should be low.

The number of bonds held by the Fund and the number of bonds in the Fund’s target index were 2,969 and 7,766, respectively, as of October 31, 2014.

Types of bonds. The Fund seeks to track the investment performance of the Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged). This Index provides a broad-based measure of the global, investment-grade, fixed-rate debt markets. The Index includes government, government agency, corporate, and securitized non-U.S. investment-grade fixed income investments, all issued in currencies other than the U.S. dollar and with maturities of more than one year. The Index is capped to comply with investment company diversification standards of the Internal Revenue Code, which state that, at the close of each fiscal quarter, a fund’s (1) exposure to any particular bond issuer may not exceed 25% of the fund’s assets, and (2) aggregate exposure to issuers that individually constitute 5% or more of the fund may not exceed 50% of the fund’s assets. To help enforce these limits, if the Index, on the last business day of any month, were to have greater than 20% exposure to any particular bond issuer, or greater than 48% aggregate exposure to issuers that individually constitute 5% or more of the Index, then the excess would be reallocated to bonds of other issuers represented in the Index. Notwithstanding the fact that the Index is capped, exposure of the Index or the Fund to a particular bond issuer may exceed 25%, and issuers that individually constitute 5% or more of the Index or the Fund may, in the aggregate, constitute more than 50% of the Index or the Fund on any day during the month due to currency and/or price movements.

The Fund will attempt to hedge its foreign currency exposure in order to correlate to the returns of the Index, which is U.S. dollar hedged. Such hedging is intended to minimize the currency risk associated with investment in bonds denominated in currencies other than the U.S. dollar. Local currency bonds are bonds denominated in

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the local currency of a non-U.S. country. They can be issued by foreign governments, government agencies, and corporations. To the extent that the Fund owns local currency bonds and hedges its foreign currency exposure, it is subject to currency hedging risk. Currency hedging risk should be low for the Fund. All of the bonds held by the Fund will be local currency bonds.

Other Investment Policies and Risks

Under normal circumstances, the Fund will invest at least 80% of its assets in bonds held in its target index. Subject to a 20% limit, the Fund may purchase investments that are not included in its target index or may hold bonds that, when acquired, were included in the index but subsequently were removed.

The Fund reserves the right to substitute a different index for the index it currently tracks if the current index is discontinued, if the Fund’s agreement with the sponsor of its target index is terminated, or for any other reason determined in good faith by the Fund’s board of trustees. In any such instance, the substitute index would represent the same market segment as the current index.

The Fund may invest in derivatives. In general, investments in derivatives may involve risks different from, and possibly greater than, those of investments directly in the underlying securities, assets, or market indexes.

Generally speaking, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, a bond, or a currency), a physical asset (such as gold, oil, or wheat), a market index (such as the Barclays U.S. Aggregate Bond Index), or a reference rate (such as LIBOR). The Fund may invest in derivatives only if the expected risks and rewards of the derivatives are consistent with the investment objective, policies, strategies, and risks of the Fund as disclosed in this prospectus. In particular, derivatives will be used only when they may help the advisor:

• Invest in eligible asset classes with greater efficiency and lower cost than is possible through direct investment.

  Add value when these instruments are attractively priced.
  Adjust sensitivity to changes in interest rates.
  Hedge foreign currency exposure.

The Fund’s derivative investments may include fixed income futures contracts, fixed income options, interest rate swaps, total return swaps, credit default swaps, or other derivatives. Losses (or gains) involving futures contracts can sometimes be substantial—in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for other types of derivatives.

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The Fund will enter into foreign currency exchange forward contracts, which are a type of derivative, in order to hedge its foreign currency exposure. A foreign currency exchange forward contract is an agreement to buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These contracts will be used in an effort to offset any changes in the dollar value of foreign bonds attributable to changes in the value of the bonds’ local currencies relative to the U.S. dollar. Although such contracts can protect the Fund from unfavorable fluctuations in currency exchange rates, they also reduce or eliminate any chance for the Fund to benefit from favorable exchange rate fluctuations. Notably, foreign currency exchange forward contracts do not prevent the Fund’s securities from falling in value for reasons unrelated to currency exchange rates, such as interest rate increases, credit downgrades, etc.

To the extent that the Fund enters into currency hedging transactions, the Fund is subject to counterparty risk. Counterparty risk is the chance that the counterparty to a currency forward contract with the Fund is unable or unwilling to meet its financial obligations. Counterparty risk is low for the Fund.

Plain Talk About Derivatives

Derivatives can take many forms. Some forms of derivatives—such as exchange-
traded futures and options on securities, commodities, or indexes—have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold and whose market values are determined and published daily. Non-exchange-traded derivatives (such as certain swap agreements and foreign currency exchange forward contracts), on the other hand, tend to be more specialized or complex and may be harder to value.

Vanguard may invest a small portion of the Fund’s assets in shares of bond exchange-traded funds (ETFs). These ETFs typically provide returns similar to those of the bonds listed in the index, or in a subset of the index, tracked by the Fund. Vanguard may purchase ETFs when doing so will reduce the Fund’s transaction costs or add value because the instruments are favorably priced. Vanguard receives no additional revenue from Fund assets invested in ETF Shares of other Vanguard funds. Fund assets invested in ETF Shares are excluded when allocating to the Fund its share of the costs of Vanguard operations.

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Cash Management

The Fund‘s daily cash balance may be invested in one or more Vanguard CMT Funds, which are very low-cost money market funds. When investing in a Vanguard CMT Fund, the Fund bears its proportionate share of the at-cost expenses of the CMT Fund in which it invests.

Temporary Investment Measures

The Fund may temporarily depart from its normal investment policies and strategies when the advisor believes that doing so is in the Fund‘s best interest, so long as the alternative is consistent with the Fund‘s investment objective. For instance, the Fund may invest beyond its normal limits in derivatives or exchange-traded funds that are consistent with the Fund‘s objective when those instruments are more favorably priced or provide needed liquidity, as might be the case when the Fund receives large cash flows that it cannot prudently invest immediately.

Frequent Trading or Market-Timing

Background. Some investors try to profit from strategies involving frequent trading of mutual fund shares, such as market-timing. For funds holding foreign securities, investors may try to take advantage of an anticipated difference between the price of the fund’s shares and price movements in overseas markets, a practice also known as time-zone arbitrage. Investors also may try to engage in frequent trading of funds holding investments such as small-cap stocks and high-yield bonds. As money is shifted into and out of a fund by a shareholder engaging in frequent trading, the fund incurs costs for buying and selling securities, resulting in increased brokerage and administrative costs. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. In addition, frequent trading may interfere with an advisor’s ability to efficiently manage the fund.

Policies to address frequent trading. The Vanguard funds (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) do not knowingly accommodate frequent trading. The board of trustees of each Vanguard fund (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) has adopted policies and procedures reasonably designed to detect and discourage frequent trading and, in some cases, to compensate the fund for the costs associated with it. These policies and procedures do not apply to Vanguard ETF® Shares because frequent trading in ETF Shares generally does not disrupt portfolio management or otherwise harm fund shareholders. Although there is no assurance that Vanguard will be able to detect or prevent frequent trading or market-timing in all circumstances, the following policies have been adopted to address these issues:

• Each Vanguard fund reserves the right to reject any purchase request—including exchanges from other Vanguard funds—without notice and regardless of size. For

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example, a purchase request could be rejected because the investor has a history of frequent trading or if Vanguard determines that such purchase may negatively affect a fund’s operation or performance.

• Each Vanguard fund (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) generally prohibits, except as otherwise noted in the Investing With Vanguard section, a participant from exchanging into a fund account for 60 calendar days after the participant has exchanged out of that fund account.

• Certain Vanguard funds charge shareholders purchase and/or redemption fees on transactions.

See the Investing With Vanguard section of this prospectus for further details on Vanguard’s transaction policies.

Each Vanguard fund (other than money market funds), in determining its net asset value, will use fair-value pricing when appropriate, as described in the Share Price section. Fair-value pricing may reduce or eliminate the profitability of certain frequent-trading strategies.

Do not invest with Vanguard if you are a market-timer.

Turnover Rate

Although the Fund generally seeks to invest for the long term, it may sell securities regardless of how long they have been held. Generally, an index fund sells securities in response to redemption requests from shareholders of conventional (not exchange-traded) shares or to changes in the composition of its target index, or in an effort to manage the fund’s duration. The Financial Highlights section of this prospectus shows historical turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and replaced securities valued at 100% of its net assets within a one-year period. The average turnover rate for world bond funds was approximately 136%, as reported by Morningstar, Inc., on October 31, 2014.

Plain Talk About Turnover Rate

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs, which are not included in the fund’s expense ratio, could affect the fund’s future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that dealer markups and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains, including short-term capital gains, that must be distributed to shareholders.

18

The Fund and Vanguard

The Fund is a member of The Vanguard Group, a family of more than 170 mutual funds holding assets of approximately $2.7 trillion. All of the funds that are members of The Vanguard Group (other than funds of funds) share in the expenses associated with administrative services and business operations, such as personnel, office space, and equipment.

Vanguard Marketing Corporation provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund (other than a fund of funds) or each share class of a fund (in the case of a fund with multiple share classes) pays its allocated share of the Vanguard funds’ marketing costs.

Plain Talk About Vanguard’s Unique Corporate Structure

The Vanguard Group is truly a mutual mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds.
Most other mutual funds are operated by management companies that may be owned by one person, by a private group of individuals, or by public investors who own the management company’s stock. The management fees charged by these companies include a profit component over and above the companies’ cost of providing services. By contrast, Vanguard provides services to its member funds on an at-cost basis, with no profit component, which helps to keep the funds’ expenses low.

Investment Advisor

The Vanguard Group, Inc. (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, which began operations in 1975, serves as advisor to the Fund through its Fixed Income Group. As of October 31, 2014, Vanguard served as advisor for approximately $2.2 trillion in assets. Vanguard provides investment advisory services to the Fund on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Fund.

For the fiscal year ended October 31, 2014, the advisory expenses represented an effective annual rate of less than 0.01% of the Fund’s average net assets.

For a discussion of why the board of trustees approved the Fund’s investment advisory arrangement, see the most recent semiannual report to shareholders covering the fiscal period ended April 30.

19

Vanguard’s Fixed Income Group is overseen by:

Mortimer J. Buckley, Chief Investment Officer and Managing Director of Vanguard. As Chief Investment Officer, he is responsible for the oversight of Vanguard’s Equity Investment and Fixed Income Groups. The investments managed by these two groups include active quantitative equity funds, equity index funds, active bond funds, index bond funds, stable value portfolios, and money market funds. Mr. Buckley joined Vanguard in 1991 and has held various senior leadership positions with Vanguard. He received his A.B. in economics from Harvard and an M.B.A. from Harvard Business School.

Gregory Davis, CFA, Principal of Vanguard and global head of Vanguard’s Fixed Income Group. He has direct oversight responsibility for all money market funds, bond funds, and stable value portfolios managed by the Fixed Income Group. He has been with Vanguard since 1999 and has managed investment portfolios since 2000. He received his B.S. in insurance from The Pennsylvania State University and an M.B.A. from The Wharton School of the University of Pennsylvania.

Kenneth E. Volpert, CFA; Principal of Vanguard; global head of Fixed Income Indexing; and head of investments, Europe. He has direct oversight responsibility for all bond index funds managed by the Fixed Income Group. He managed investment portfolios from 1982 through May 2014 and has been with Vanguard since 1992. He received his B.S. from the University of Illinois and an M.B.A. from the University of Chicago.

Paul M. Jakubowski, Principal of Vanguard and head of credit. He has oversight responsibility for investment activities within the credit-related sectors of the taxable fixed income market as well as taxable credit research. He has worked in investment management since joining Vanguard in 2000 and has managed investment portfolios since 2013. He received his B.S. from the University of Richmond and an M.B.A. from Villanova University.

Ronald M. Reardon, Principal of Vanguard and head of rates. He has oversight responsibility for investment activities within the rates-related sectors of the taxable fixed income market, including foreign exchange. He has worked in investment management for Vanguard since 2001 and has managed investment portfolios since 2005. He received his B.S. from The College of New Jersey and an M.B.A. from the University of Rochester.

The managers primarily responsible for the day-to-day management of the Fund are:

Joshua C. Barrickman, CFA, Principal of Vanguard and head of Vanguard’s Fixed Income Indexing Americas. He has been with Vanguard since 1998, has worked in investment management since 1999, has managed investment portfolios since 2005, and has co-managed the Fund since its inception in 2013. Education: B.S., Ohio Northern University; M.B.A., Lehigh University.

20

Yan Pu, CFA, Portfolio Manager at Vanguard. She has worked in investment management for Vanguard since 2004, has managed investment portfolios since 2007, and has co-managed the Fund since its inception in 2013. Education: B.S., Ji’Nan University, P.R. China; M.B.A., Drexel University.

The Statement of Additional Information provides information about each portfolio manager’s compensation, other accounts under management, and ownership of shares of the Fund.

Dividends, Capital Gains, and Taxes

The Fund distributes to shareholders virtually all of its net income (interest less expenses) as well as any net capital gains realized from the sale of its holdings. The Fund’s income dividends are declared monthly and distributed monthly; capital gains distributions, if any, generally occur annually in December.

Your distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan’s Summary Plan Description, or your tax advisor about the tax consequences of plan withdrawals.

Plain Talk About Distributions

As a shareholder, you are entitled to your portion of a fund’s income from interest as well as capital gains from the fund’s sale of investments. Income consists of interest the fund earns from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them.

21

Share Price

Share price, also known as net asset value (NAV), is calculated each business day as of the close of regular trading on the New York Stock Exchange (NYSE), generally 4 p.m., Eastern time. Each share class has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to the share class by the number of Fund shares outstanding for that class. On U.S. holidays or other days when the NYSE is closed, the NAV is not calculated, and the Fund does not sell or redeem shares. However, on those days the value of the Fund’s assets may be affected to the extent that the Fund holds securities that change in value on those days (such as securities that trade on foreign markets that are open).

Debt securities held by a Vanguard fund are valued based on information furnished by an independent pricing service or market quotations. Certain short-term debt instruments used to manage a fund’s cash are valued on the basis of amortized cost. The values of any mutual fund shares held by a fund are based on the NAVs of the shares. The values of any ETF or closed-end fund shares held by a fund are based on the market value of the shares.

When a fund determines that pricing-service information or market quotations either are not readily available or do not accurately reflect the value of a security, the security is priced at its fair value (the amount that the owner might reasonably expect to receive upon the current sale of the security). A fund also will use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund’s pricing time but after the close of the principal exchange or market on which the security is traded. This most commonly occurs with foreign securities, which may trade on foreign exchanges or markets that close many hours before the fund’s pricing time. Intervening events might be company-specific (e.g., earnings report, material credit events) or country-specific or regional/global (e.g., natural disaster, economic or political news, act of terrorism, interest rate change). Intervening events include price movements in U.S. markets that exceed a specified threshold or that are otherwise deemed to affect the value of foreign securities. A fund may also use fair-value pricing on bond market holidays when the fund is open for business (such as Columbus Day and Veterans Day).

Fair-value prices are determined by Vanguard according to procedures adopted by the board of trustees. When fair-value pricing is employed, the prices of securities used by a fund to calculate the NAV may differ from quoted or published prices for the same securities.

Vanguard fund share prices are published daily on our website at vanguard.com/prices.

22

Financial Highlights

The following financial highlights table is intended to help you understand the Investor Shares‘ financial performance for the periods shown, and certain information reflects financial results for a single Investor Share. The total returns in the table represent the rate that an investor would have earned or lost each period on an investment in the Investor Shares (assuming reinvestment of all distributions). This information has been obtained from the financial statements audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report—along with the Fund’s financial statements—is included in the Fund’s most recent annual report to shareholders. You may obtain a free copy of the latest annual or semiannual report by visiting vanguard.com or by contacting Vanguard by telephone or mail.

Plain Talk About How to Read the Financial Highlights Table

The Investor Shares began fiscal year 2014 with a net asset value (share price) of
$9.99 per share. During the year, each Investor Share earned $0.152 from investment income (interest) and $0.455 from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

Shareholders received $0.147 per share in the form of dividend distributions. A portion of each year’s distributions may come from the prior year’s income or capital gains.

The share price at the end of the year was $10.45, reflecting earnings of $0.607 per share and distributions of $0.147 per share. This was an increase of $0.46 per share (from $9.99 at the beginning of the year to $10.45 at the end of the year).
For a shareholder who reinvested the distributions in the purchase of more shares, the total return was 6.12% for the year.

As of October 31, 2014, the Investor Shares had approximately $14.6 billion in net assets. For the year, the expense ratio was 0.23% ($2.30 per $1,000 of net assets), and the net investment income amounted to 1.52% of average net assets. The Fund sold and replaced securities valued at 16% of its net assets.

23

Total International Bond Index Fund Investor Shares

	Year	May 31,
	Ended	2013[1] to
	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2014	2013
Net Asset Value, Beginning of Period	$9.99	$10.00
Investment Operations
Net Investment Income	.152	.060
Net Realized and Unrealized Gain (Loss) on Investments	.455	(.011)
Total from Investment Operations	.607	.049
Distributions
Dividends from Net Investment Income	(.147 )	(.059)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.147 )	(.059)
Net Asset Value, End of Period	$10.45	$9.99

Total Return	6.12%	0.50%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,573	$12,454
Ratio of Total Expenses to Average Net Assets	0.23%	0.23%[2]
Ratio of Net Investment Income to Average Net Assets	1.52%	1.44%[2]
Portfolio Turnover Rate	16%	31%[3,4]

1	Inception.
2	Annualized.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares, including ETF Creation Units.
4	Excludes trading activity during the Transition Period. For additional information, see the Notes to Financial Statements section of the Fund’s annual report dated October 31, 2013.

24

Investing With Vanguard

The Fund is an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect the Fund as an investment option.

• If you have any questions about the Fund or Vanguard, including those about the Fund’s investment objective, strategies, or risks, contact Vanguard Participant Services toll-free at 800-523-1188.

• If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

• Be sure to carefully read each topic that pertains to your transactions with Vanguard.

Vanguard reserves the right to change its policies without notice to shareholders.

Investment Options and Allocations

Your plan’s specific provisions may allow you to change your investment selections, the amount of your contributions, or the allocation of your contributions among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

Transactions

Transaction requests (e.g., a contribution, an exchange, or a redemption) must be in good order. Good order means that Vanguard has determined that (1) your transaction request includes complete information and (2) appropriate assets are already in your account or new assets have been received or, if funded via ACH, credited to your account.

Processing times for your transaction requests may differ among recordkeepers or among transaction and funding types. Your plan’s recordkeeper (which may also be Vanguard) will determine the necessary processing time frames for your transaction requests prior to submission to the Fund. Consult your recordkeeper or plan administrator for more information.

Your transaction will then be based on the next-determined NAV of the Fund‘s Investor Shares. If your transaction request was received in good order before the close of regular trading on the New York Stock Exchange (NYSE) (generally 4 p.m., Eastern time), you will receive that day’s NAV and trade date. NAVs are calculated only on days the NYSE is open for trading.

If Vanguard is serving as your plan recordkeeper and if your transaction involves one or more investments with an early cut-off time for processing or another trading restriction, your entire transaction will be subject to the restriction when the trade date for your transaction is determined.

25

Frequent-Trading Limitations

The exchange privilege (your ability to purchase shares of a fund using the proceeds from the simultaneous redemption of shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice. Because excessive exchanges can disrupt the management of the Vanguard funds and increase their transaction costs, Vanguard places certain limits on the exchange privilege.

If you are exchanging out of any Vanguard fund (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund), you must wait 60 days before exchanging back into the fund. This policy applies, regardless of the dollar amount. Please note that the 60-day clock restarts after every exchange out of the fund.

The frequent-trading limitations do not apply to the following: exchange requests submitted by mail to Vanguard (exchange requests submitted by fax, if otherwise permitted, are subject to the limitations); exchanges of shares purchased with participant payroll or employer contributions or loan repayments; exchanges of shares purchased with reinvested dividend or capital gains distributions; distributions, loans, and in-service withdrawals from a plan; redemptions of shares as part of a plan termination or at the direction of the plan; redemptions of shares to pay fund or account fees; share or asset transfers or rollovers; reregistrations of shares within the same fund; conversions of shares from one share class to another in the same fund; and automated transactions executed during the first six months of a participant’s enrollment in the Vanguard Managed Account Program.

Before making an exchange to or from another fund available in your plan, consider the following:

• Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.

• Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on other exchange policies that apply to your plan.

Before making an exchange into another fund, it is important to read that fund’s prospectus. To obtain a copy, please contact Vanguard Participant Services toll-free at 800-523-1188.

Plans for which Vanguard does not serve as recordkeeper: If Vanguard does not serve as recordkeeper for your plan, your plan’s recordkeeper will establish accounts in Vanguard funds for the benefit of its clients. In such accounts, we cannot always monitor the trading activity of individual clients. However, we review trading activity at the intermediary (omnibus) level, and if we detect suspicious activity, we will investigate and take appropriate action. If necessary, Vanguard may prohibit additional

26

purchases of fund shares by an intermediary, including for the benefit of certain of the intermediary’s clients. Intermediaries also may monitor participants’ trading activity with respect to Vanguard funds.

For those Vanguard funds that charge purchase and/or redemption fees, intermediaries that establish accounts in the Vanguard funds will be asked to assess these fees on participant accounts and remit these fees to the funds. The application of purchase and redemption fees and frequent-trading limitations may vary among intermediaries. There are no assurances that Vanguard will successfully identify all intermediaries or that intermediaries will properly assess purchase and redemption fees or administer frequent-trading limitations. If a firm other than Vanguard serves as recordkeeper for your plan, please read that firm’s materials carefully to learn of any other rules or fees that may apply.

Investing With Vanguard Through Other Firms

You may purchase or sell shares of most Vanguard funds through a financial intermediary, such as a bank, a broker, or an investment advisor. Please consult your financial intermediary to determine which, if any, shares are available through that firm and to learn about other rules that may apply.

No Cancellations

Vanguard will not accept your request to cancel any transaction request once processing has begun. Please be careful when placing a transaction request.

Proof of a Caller’s Authority

We reserve the right to refuse a telephone request if the caller is unable to provide the requested information or if we reasonably believe that the caller is not an individual authorized to act on the account. Before we allow a caller to act on an account, we may request the following information:

• Authorization to act on the account (as the account owner or by legal documentation or other means).

  Account registration and address.
  Fund name and account number, if applicable.
  Other information relating to the caller, the account owner, or the account.

Uncashed Checks

Vanguard will not pay interest on uncashed checks. Vanguard may be required to transfer assets related to uncashed checks to a state under the state’s abandoned property law.

27

Portfolio Holdings

Please consult the Fund’s Statement of Additional Information or our website for a description of the policies and procedures that govern disclosure of the Fund’s portfolio holdings.

Additional Information
	Inception	Newspaper	Vanguard	CUSIP
	Date	Abbreviation	Fund Number	Number
Total International Bond Index Fund
Investor Shares	5/31/2013	TotIntBdIxFdInv	1231	92203J100

28

Accessing Fund Information Online

Vanguard Online at Vanguard.com

Visit Vanguard’s education-oriented website for access to timely news and information about Vanguard funds and services and easy-to-use, interactive tools to help you create your own investment and retirement strategies.

CFA® is a registered trademark owned by CFA Institute.

Morningstar data © 2015 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

Vanguard Total International Bond Index Fund is not sponsored, endorsed, issued, sold or promoted by Barclays Capital Inc. or any of its affiliates (“Barclays”). Barclays makes no representation or warranty, express or implied, to the owners or purchasers of Vanguard Total International Bond Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard Total International Bond Index Fund particularly or the ability of the Barclays Index to track general bond market performance. Barclays has not passed on the legality or suitability of the Vanguard Total International Bond Index Fund with respect to any person or entity. Barclays’ only relationship to Vanguard and Vanguard Total International Bond Index Fund is the licensing of the Barclays Index which is determined, composed and calculated by Barclays without regard to Vanguard or the Vanguard Total International Bond Index Fund or any owners or purchasers of the Vanguard Total International Bond Index Fund. Barclays has no obligation to take the needs of Vanguard, Vanguard Total International Bond Index Fund or the owners of Vanguard Total International Bond Index Fund into consideration in determining, composing or calculating the Barclays Index. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of Vanguard Total International Bond Index Fund to be issued. Barclays has no obligation or liability in connection with the administration, marketing or trading of the Vanguard Total International Bond Index Fund.

BARCLAYS SHALL HAVE NO LIABILITY TO THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE INDEX. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF THE VANGUARD TOTAL INTERNATIONAL BOND INDEX FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. BARCLAYS RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BARCLAYS GLOBAL AGGREGATE EX-USD FLOAT ADJUSTED RIC CAPPED INDEX (USD HEDGED), AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BARCLAYS GLOBAL AGGREGATE EX-USD FLOAT ADJUSTED RIC CAPPED INDEX (USD HEDGED). BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY INDIRECT OR CONSEQUENTIAL DAMAGES RESULTING FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN.

©2015 Barclays. Used with Permission.

Source: Barclays Global Family of Indices. Copyright 2015, Barclays. All rights reserved.

29

Glossary of Investment Terms

Active Management. An investment approach that seeks to exceed the average returns of a particular financial market or market segment. In selecting securities to buy and sell, active managers may rely on, among other things, research, market forecasts, quantitative models, and their own judgment and experience.

Average Maturity. The average length of time until bonds held by a fund reach maturity and are repaid. In general, the longer the average maturity, the more a fund’s share price fluctuates in response to changes in market interest rates. In calculating average maturity, a fund uses a bond’s maturity or, if applicable, an earlier date on which the advisor believes it is likely that a maturity-shortening device (such as a call, a put, a refunding, a prepayment, or a redemption provision or an adjustable coupon) will cause the bond to be repaid.

Bond. A debt security (IOU) issued by a corporation, a government, or a government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and generally to make regular interest payments until that date.

Capital Gains Distribution. Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

Coupon Rate. The interest rate paid by the issuer of a debt security until its maturity. It is expressed as an annual percentage of the face value of the security.

Dividend Distribution. Payment to mutual fund shareholders of income from interest or dividends generated by a fund’s investments.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but it does not include the transaction costs of buying and selling portfolio securities.

Face Value. The amount to be paid at a bond’s maturity; also known as the par value or principal.

Fixed Income Security. An investment, such as a bond, representing a debt that must be repaid by a specified date, and on which the borrower must pay a fixed, variable, or floating rate of interest.

Float-Adjusted Index. An index that weights its constituent securities based on the value of the constituent securities that are available for public trading, rather than the value of all constituent securities. Some portion of an issuer’s securities may be unavailable for public trading because, for example, those securities are owned by company insiders on a restricted basis or by a government agency. By excluding unavailable securities, float-adjusted indexes can produce a more accurate picture of the returns actually experienced by investors in the measured market.

30

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is generally measured from the inception date.

Indexing. A low-cost investment strategy in which a mutual fund attempts to track—rather than outperform—a specified market benchmark, or “index.”

Investment-Grade Bond. A debt security whose credit quality is considered by independent bond-rating agencies, or through independent analysis conducted by a fund’s advisor, to be sufficient to ensure timely payment of principal and interest under current economic circumstances. Debt securities rated in one of the four highest rating categories are considered investment-grade. Other debt securities may be considered by an advisor to be investment-grade.

Mutual Fund. An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

Principal. The face value of a debt instrument or the amount of money put into an investment.

Securities. Stocks, bonds, money market instruments, and other investments.

Total Return. A percentage change, over a specified time period, in a mutual fund’s net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

Volatility. The fluctuations in value of a mutual fund or other security. The greater a fund’s volatility, the wider the fluctuations in its returns.

Yield. Income (interest or dividends) earned by an investment, expressed as a percentage of the investment’s price.

31

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Institutional Division
P.O. Box 2900
Valley Forge, PA 19482-2900

Connect with Vanguard® > vanguard.com

For More Information	To receive a free copy of the latest annual or semiannual
If you would like more information about Vanguard	report or the SAI, or to request additional information
Total International Bond Index Fund, the following	about the Fund or other Vanguard funds, please visit
documents are available free upon request:	vanguard.com or contact us as follows:

Annual/Semiannual Reports to Shareholders	The Vanguard Group
Additional information about the Fund’s investments is	Participant Services
available in the Fund’s annual and semiannual reports	P.O. Box 2900
to shareholders. In the annual report, you will find a	Valley Forge, PA 19482-2900
discussion of the market conditions and investment	Telephone: 800-523-1188
strategies that significantly affected the Fund’s	Text telephone for people with hearing impairment:
performance during its last fiscal year.	800-749-7273

Statement of Additional Information (SAI)	Information Provided by the Securities and
The SAI provides more detailed information about the	Exchange Commission (SEC)
Fund and is incorporated by reference into (and thus	You can review and copy information about the Fund
legally a part of) this prospectus.	(including the SAI) at the SEC’s Public Reference Room
in Washington, DC. To find out more about this public
service, call the SEC at 202-551-8090. Reports and
other information about the Fund are also available in
the EDGAR database on the SEC’s website at
www.sec.gov, or you can receive copies of this
information, for a fee, by electronic request at the
following e-mail address: publicinfo@sec.gov, or by
writing the Public Reference Section, Securities and
Exchange Commission, Washington, DC 20549-1520.

Fund’s Investment Company Act file number: 811-22619

© 2015 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

I 1231 022015

Vanguard Total International Bond ETF
Prospectus

February 26, 2015

Exchange-traded fund shares that are not individually redeemable and are listed on Nasdaq
Vanguard Total International Bond Index Fund ETF Shares (BNDX)

This prospectus contains financial data for the Fund through the fiscal year ended October 31, 2014.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Vanguard ETF Summary	1	More on the Fund and ETF Shares	11
Investing in Vanguard ETF Shares	8	The Fund and Vanguard	25
Investing in Index Funds	10	Investment Advisor	25
		Dividends, Capital Gains, and Taxes	27
		Share Price and Market Price	29
		Additional Information	30
		Financial Highlights	31
		Glossary of Investment Terms	34

ETF Summary

Investment Objective

The Fund seeks to track the performance of a benchmark index that measures the investment return of non-U.S. dollar-denominated investment-grade bonds.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)

Transaction Fee on Purchases and Sales	None through Vanguard
	(Broker fees vary)
Transaction Fee on Reinvested Dividends	None through Vanguard
	(Broker fees vary)
Transaction Fee on Conversion to ETF Shares	None through Vanguard
	(Broker fees vary)

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.16%
12b-1 Distribution Fee		None
Other Expenses		0.03%
Total Annual Fund Operating Expenses		0.19%

1

Example

The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund’s shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$19	$61	$107	$243

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged). This Index provides a broad-based measure of the global, investment-grade, fixed-rate debt markets. The Index includes government, government agency, corporate, and securitized non-U.S. investment-grade fixed income investments, all issued in currencies other than the U.S. dollar and with maturities of more than one year. The Index is capped to comply with investment company diversification standards of the Internal Revenue Code, which state that, at the close of each fiscal quarter, a fund’s (1) exposure to any particular bond issuer may not exceed 25% of the fund’s assets, and (2) aggregate exposure to issuers that individually constitute 5% or more of the fund may not exceed 50% of the fund’s assets. To help enforce these limits, if the Index, on the last business day of any month, were to have greater than 20% exposure to any particular bond issuer, or greater than 48% aggregate exposure to issuers that individually constitute 5% or

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more of the Index, then the excess would be reallocated to bonds of other issuers represented in the Index. The Fund will attempt to hedge its foreign currency exposure in order to correlate to the returns of the Index, which is U.S. dollar hedged. Such hedging is intended to minimize the currency risk associated with investment in bonds denominated in currencies other than the U.S. dollar.

The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the Fund’s investments will be selected through the sampling process and, under normal circumstances, at least 80% of the Fund’s assets will be invested in bonds included in the Index. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which generally ranges between 5 and 10 years and, as of October 31, 2014, was 8.6 years.

Principal Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund is subject to the following risks, which could affect the Fund’s performance:

• Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests in a geographically diverse mix of short-, intermediate-, and long-term bonds.

• Income risk, which is the chance that the Fund’s income will decline because of falling interest rates. Income risk should be moderate for the Fund because it invests in a diverse mix of short-, intermediate-, and long-term bonds, so investors should expect the Fund’s monthly income to fluctuate.

• Credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. Credit risk should be low for the Fund because it purchases only bonds that are of investment-grade quality.

• Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Call risk should be low for the Fund because it invests only a small portion of its assets in callable bonds.

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• Country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value or liquidity of securities issued by foreign companies, governments, or government agencies. Because the Fund may invest a large portion of its assets in bonds of issuers located in a particular country or region, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk for the Fund is high.

• Nondiversification risk, which is the chance that the Fund’s performance may be hurt disproportionately by the poor performance of bonds issued by just a few or even a single issuer. The Fund is considered nondiversified, which means that it may invest a significant percentage of its assets in bonds issued by a small number of issuers.

• Currency hedging risk, which is the chance that the currency hedging transactions entered into by the Fund may not perfectly offset the Fund’s foreign currency exposure. The Fund seeks to mimic the performance of foreign bonds without regard to currency exchange rate fluctuations. To accomplish this goal, the Fund attempts to offset, or hedge, its foreign currency exposure by entering into currency hedging transactions. However, it generally is not possible to perfectly hedge the Fund’s foreign currency exposure. The Fund will decline in value if it underhedges a currency that has weakened or overhedges a currency that has strengthened relative to the U.S. dollar. In addition, the Fund will incur expenses to hedge its foreign currency exposure. By entering into currency hedging transactions, the Fund may eliminate any chance to benefit from favorable fluctuations in relevant currency exchange rates. Currency hedging risk for the Fund is low.

• Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s target index. Index sampling risk for the Fund should be low.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

• The Fund’s ETF Shares are listed for trading on Nasdaq and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

• Although the Fund’s ETF Shares are listed for trading on Nasdaq, it is possible that an active trading market may not be maintained.

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• Trading of the Fund’s ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund’s ETF Shares may also be halted if (1) the shares are delisted from Nasdaq without first being listed on another exchange or (2) Nasdaq officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund‘s ETF Shares (based on NAV) in their first full calendar year. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund‘s target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard Total International Bond Index Fund ETF Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 2.46% (quarter ended December 31, 2014), and the lowest return for a quarter was 1.85% (quarter ended September 30, 2014).

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Average Annual Total Returns for Periods Ended December 31, 2014
		Since
		Inception
		(May 31,
	1 Year	2013)
Vanguard Total International Bond Index Fund ETF Shares
Based on NAV
Return Before Taxes	8.83%	5.40%
Return After Taxes on Distributions	8.09	4.70
Return After Taxes on Distributions and Sale of Fund Shares	4.98	3.80
Based on Market Price
Return Before Taxes	8.76	5.58
Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index
(USD Hedged)
(reflects no deduction for fees, expenses, or taxes)	9.14%	5.75%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

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Investment Advisor
The Vanguard Group, Inc. (Vanguard)

Portfolio Managers

Joshua C. Barrickman, CFA, Principal of Vanguard and head of Vanguard’s Fixed Income Indexing Americas. He has co-managed the Fund since its inception in 2013.

Yan Pu, CFA, Portfolio Manager at Vanguard. She has co-managed the Fund since its inception in 2013.

Purchase and Sale of Fund Shares

You can buy and sell ETF Shares of the Fund through a brokerage firm. The price you pay or receive for ETF Shares will be the prevailing market price, which may be more or less than the NAV of the shares. The brokerage firm may charge you a commission to execute the transaction. Unless imposed by your brokerage firm, there is no minimum dollar amount you must invest and no minimum number of shares you must buy. ETF Shares of the Fund cannot be directly purchased from or redeemed with the Fund, except by certain authorized broker-dealers. These broker-dealers may purchase and redeem ETF Shares only in large blocks (Creation Units) worth several million dollars, typically in exchange for cash. For this Fund, the number of ETF Shares in a Creation Unit is 50,000.

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply.

Payments to Financial Intermediaries

The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.

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Investing in Vanguard ETF® Shares

What Are Vanguard ETF Shares?

Vanguard ETF Shares are an exchange-traded class of shares issued by certain Vanguard mutual funds. ETF Shares represent an interest in the portfolio of stocks or bonds held by the issuing fund. This prospectus describes Total International Bond ETF, a class of shares issued by Vanguard Total International Bond Index Fund. In addition to ETF Shares, the Fund offers three conventional (not exchange-traded) classes of shares. This prospectus, however, relates only to ETF Shares.

How Are Vanguard ETF Shares Different From Conventional Mutual Fund Shares?

Conventional mutual fund shares can be purchased from and redeemed with the issuing fund for cash at the net asset value (NAV), typically calculated once a day. ETF Shares, by contrast, cannot be purchased directly from or redeemed directly with the issuing fund by an individual investor. Rather, ETF Shares can only be purchased or redeemed by or through certain authorized broker-dealers. These broker-dealers may purchase and redeem ETF Shares only in large blocks (Creation Units) worth several million dollars, usually in exchange for baskets of securities and not for cash, although some funds issue and redeem Creation Units in exchange for cash or a combination of cash and securities.

An organized secondary trading market is expected to exist for ETF Shares, unlike conventional mutual fund shares, because ETF Shares are listed for trading on a national securities exchange. Investors can purchase and sell ETF Shares on the secondary market through a broker. Secondary-market transactions occur not at NAV, but at market prices that change throughout the day based on the supply of and demand for ETF Shares and on changes in the prices of the fund’s portfolio holdings.

The market price of a fund’s ETF Shares typically will differ somewhat from the NAV of those shares. The difference between market price and NAV is expected to be small most of the time, but in times of market disruption or extreme market volatility, the difference may become significant.

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How Do I Buy and Sell Vanguard ETF Shares?

ETF Shares of the Fund are listed for trading on Nasdaq. You can buy and sell ETF Shares on the secondary market in the same way you buy and sell any other exchange-traded security—through a broker. Your broker may charge a commission to execute a transaction. You will also incur the cost of the “bid-ask spread,” which is the difference between the price a dealer will pay for a security and the somewhat higher price at which the dealer will sell the same security. Since secondary-market transactions occur at market prices, you may pay more (premium) or less (discount) than NAV when you buy ETF Shares and receive more or less than NAV when you sell those shares. In times of severe market disruption, the bid-ask spread and premiums/ discounts can increase significantly. Unless imposed by your broker, there is no minimum dollar amount you must invest and no minimum number of ETF Shares you must buy.

Your ownership of ETF Shares will be shown on the records of the broker through which you hold the shares. Vanguard will not have any record of your ownership. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of ETF Shares, and tax information. Your broker also will be responsible for ensuring that you receive income and capital gains distributions as well as shareholder reports and other communications from the fund whose ETF Shares you own. You will receive other services (e.g., dividend reinvestment and average cost information) only if your broker offers these services.

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Investing in Index Funds

What Is Indexing?

Indexing is an investment strategy for tracking the performance of a specified market benchmark, or “index.” An index is a group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets—such as the U.S. stock market or the U.S. bond market. Other indexes cover market segments—such as small-capitalization stocks or short-term bonds. The index sponsor determines the securities to include in the index, the weighting of each security in the index, and the appropriate time to make changes to the composition of the index. One cannot invest directly in an index.

An index fund holds all, or a representative sample, of the securities that make up its target index. Index funds attempt to mirror the performance of the target index, for better or worse. However, an index fund generally does not perform exactly like its target index. For example, like all mutual funds, index funds have operating expenses and transaction costs. Market indexes do not, and therefore they will usually have a slight performance advantage over funds that track them.

Index funds typically have the following characteristics:

• Variety of investments. Most Vanguard index funds generally invest in the securities of a variety of companies, industries, and government entities.

• Relative performance consistency. Because they seek to track market benchmarks, index funds usually do not perform dramatically better or worse than their benchmarks.

• Low cost. Index funds are inexpensive to run compared with actively managed funds. They have low or no research costs and typically keep trading activity—and thus dealer markups and other transaction costs—to a minimum compared with actively managed funds.

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More on the Fund and ETF Shares

This prospectus describes the principal risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: generally, the higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: the lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for fluctuations in the securities markets. Look for this symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk® explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.

Share Class Overview

This prospectus offers the Fund‘s ETF Shares, an exchange-traded class of shares. A separate prospectus offers the Fund‘s Investor Shares and AdmiralTM Shares, which generally have investment minimums of $3,000 and $10,000, respectively. In addition, another prospectus offers the Fund‘s Institutional Shares, which are generally for investors who invest a minimum of $5 million.

All share classes offered by the Fund have the same investment objective, strategies, and policies. However, different share classes have different expenses; as a result, their investment performances will differ.

A Note to Investors

Vanguard ETF Shares can be purchased directly from the issuing Fund only by or through authorized broker-dealers in exchange for a basket of securities (or, in some cases, for cash or a combination of cash and securities) that is expected to be worth several million dollars. Most individual investors, therefore, will not be able to purchase ETF Shares directly from the Fund. Instead, these investors will purchase ETF Shares on the secondary market with the assistance of a broker.

Plain Talk About Fund Expenses

All mutual funds have operating expenses. These expenses, which are deducted from a fund’s gross income, are expressed as a percentage of the net assets of the fund. Assuming that operating expenses remain as stated in the Fees and
Expenses section, Vanguard Total International Bond Index Fund ETF Shares’
expense ratio would be 0.19%, or $1.90 per $1,000 of average net assets. The average expense ratio for international income funds in 2013 was 1.01%, or
$10.10 per $1,000 of average net assets (derived from data provided by Lipper, a
Thomson Reuters Company, which reports on the mutual fund industry).

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Plain Talk About Costs of Investing

Costs are an important consideration in choosing a mutual fund. That is because you, as a shareholder, pay a proportionate share of the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or the capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund‘s performance.

The following sections explain the principal investment strategies and policies that the Fund uses in pursuit of its objective. The Fund‘s board of trustees, which oversees the Fund‘s management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Note that the Fund‘s investment objective is not fundamental and may be changed without a shareholder vote. The Fund‘s policy of investing at least 80% of its assets in securities that are held in its target index may be changed only upon 60 days‘ notice to shareholders.

Market Exposure

The Fund is subject to interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests in a geographically diverse mix of short-, intermediate-, and long-term bonds.

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Although bonds are often thought to be less risky than stocks, there have been periods when bond prices have fallen significantly because of rising interest rates. For instance, prices of U.S. long-term bonds fell by almost 48% between December 1976 and September 1981. Note that over comparable periods of time, the prices of foreign bonds and U.S. bonds may increase or decrease by different amounts, and in some cases may move in opposite directions.

To illustrate the relationship between bond prices and interest rates, the following table shows the effect of a 1% and a 2% change (both up and down) in interest rates on the values of three noncallable bonds (i.e., bonds that cannot be redeemed by the issuer) of different maturities, each with a face value of $1,000.

How Interest Rate Changes Affect the Value of a $1,000 Bond[1]
	After a 1%	After a 1%	After a 2%	After a 2%
Type of Bond (Maturity)	Increase	Decrease	Increase	Decrease
Short-Term (2.5 years)	$977	$1,024	$954	$1,049
Intermediate-Term (10 years)	922	1,086	851	1,180
Long-Term (20 years)	874	1,150	769	1,328

1 Assuming a 4% coupon.

These figures are for illustration only; you should not regard them as an indication of future performance of foreign bonds generally or the Fund in particular.

Plain Talk About Bonds and Interest Rates

As a rule, when interest rates rise, bond prices fall. The opposite is also true:
Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let’s assume that you hold a bond offering a 4%
yield. A year later, interest rates are on the rise and bonds of comparable quality and maturity are offered with a 5% yield. With higher-yielding bonds available, you would have trouble selling your 4% bond for the price you paid—you would probably have to lower your asking price. On the other hand, if interest rates were falling and 3% bonds were being offered, you should be able to sell your 4%
bond for more than you paid.

Changes in interest rates can affect bond income as well as bond prices.

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The Fund is subject to income risk, which is the chance that the Fund’s income will decline because of falling interest rates. A fund’s income declines when interest rates fall because the fund then must invest new cash flow and cash from maturing bonds in lower-yielding bonds. Income risk should be moderate for the Fund because it invests in a diverse mix of short-, intermediate-, and long-term bonds, so investors should expect the Fund’s monthly income to fluctuate.

Plain Talk About Bond Maturities

A bond is issued with a specific maturity date—the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk you, as a bond investor, will face as interest rates rise—but also the higher the potential yield you could receive. Longer-term bonds are more suitable for investors willing to take a greater risk of price fluctuations to get higher and more stable interest income. Shorter-term bond investors should be willing to accept lower yields and greater income variability in return for less fluctuation in the value of their investment.

Although falling interest rates tend to strengthen bond prices, they can cause other sorts of problems for bond fund investors—bond calls and prepayments.

The Fund is subject to call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Because the Fund invests only a small portion of its assets in callable bonds, call risk should be low for the Fund.

The Fund is subject to credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. Credit risk should be low for the Fund because it purchases only bonds that are of investment-grade quality.

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Although the Fund purchases only investment-grade bonds, a bond held by the Fund may be downgraded, causing the Fund to hold securities below investment-grade. If a bond is downgraded below investment-grade, the Fund will generally attempt to sell the bond within a reasonable period of time. If the Fund determines that the bond cannot be sold at a reasonable price, the Fund may hold the bond until a reasonable price for the bond may be obtained.

Plain Talk About Credit Quality

A bond’s credit-quality rating is an assessment of the issuer’s ability to pay interest on the bond and, ultimately, to repay the principal. Credit quality is evaluated by one of the nationally recognized statistical rating organizations (for example, Moody‘s
Investors Service, Inc., or Standard & Poor‘s) or through independent analysis conducted by a fund’s advisor. The lower the rating, the greater the chance—in the rating agency’s or advisor’s opinion—that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond’s credit rating, the higher its yield should be to compensate investors for assuming additional risk. Investment-grade bonds are those rated in one of the four highest ratings categories. A fund may treat an unrated bond as investment-grade if warranted by the advisor’s analysis.

The Fund is subject to country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value or liquidity of securities issued by foreign companies, governments, or government agencies. Because the Fund may invest a large portion of its assets in bonds of issuers located in a particular country or region, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk for the Fund is high.

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As of October 31, 2014, the target index for the Fund held a substantial percentage of its assets in bonds of issuers located in a small number of countries, as shown in the following table:

Barclays Global Aggregate ex-USD
Float Adjusted RIC Capped Index (USD Hedged)
Japan	20.32%
France	11.33
Germany	10.56
United Kingdom	8.96
Italy	8.36
Spain	5.67
Canada	5.49
Total	70.69%

The Fund is subject to nondiversification risk, which is the chance that the Fund’s performance may be hurt disproportionately by the poor performance of bonds issued by just a few or even a single issuer. The Fund is considered nondiversified, which means that it may invest a significant percentage of its assets in bonds issued by a small number of issuers.

As of October 31, 2014, the target index for the Fund held a substantial percentage of its assets in bonds of a small number of issuers, as shown in the following table:

Barclays Global Aggregate ex-USD
Float Adjusted RIC Capped Index (USD Hedged)
Government of Japan	18.9%
Government of Italy	7.1
Government of France	7.1
Government of Germany	5.8
Government of United Kingdom	5.7
Total	44.6%

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The Fund is subject to currency hedging risk, which is the chance that the currency hedging transactions entered into by the Fund may not perfectly offset the Fund’s foreign currency exposure. The Fund seeks to mimic the performance of foreign bonds without regard to currency exchange rate fluctuations. To accomplish this goal, the Fund attempts to offset, or hedge, its foreign currency exposure by entering into currency hedging transactions. However, it generally is not possible to perfectly hedge the Fund’s foreign currency exposure. The Fund will decline in value if it underhedges a currency that has weakened or overhedges a currency that has strengthened relative to the U.S. dollar. In addition, the Fund will incur expenses to hedge its foreign currency exposure. By entering into currency hedging transactions, the Fund may eliminate any chance to benefit from favorable fluctuations in relevant currency exchange rates. Currency hedging risk for the Fund is low.

Plain Talk About International Investing

U.S. investors who invest abroad will encounter risks not typically associated with U.S. companies because foreign stock and bond markets operate differently from the U.S. markets. For instance, foreign companies and governments are not subject to the same accounting, auditing, and financial-reporting standards and practices as U.S. companies and the U.S. government, and their stocks and bonds may not be as liquid as those of similar U.S. entities. In addition, foreign stock exchanges, brokers, companies, bond markets, and dealers may be subject to less government supervision and regulation than their counterparts in the
United States. These factors, among others, could negatively affect the returns
U.S. investors receive from foreign investments.

Security Selection

Index sampling strategy. Because it would be very expensive and inefficient to buy and sell all, or substantially all, of the bonds held in its target index—which is an indexing strategy called “replication”—the Fund uses index “sampling” techniques to select securities. Using computer programs, the Fund’s advisor generally selects a representative sample of securities that approximates the full target index in terms of key risk factors and other characteristics. These factors include country of origin, duration, cash flow, credit quality, and callability of the underlying bonds. Because the Fund does not hold all of the securities in its target index, some of the securities (and issuers) that are held will likely be overweighted (or underweighted) compared with the target index.

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The Fund is subject to index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s target index. Index sampling risk for the Fund should be low.

The number of bonds held by the Fund and the number of bonds in the Fund’s target index were 2,969 and 7,766, respectively, as of October 31, 2014.

Types of bonds. The Fund seeks to track the investment performance of the Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged). This Index provides a broad-based measure of the global, investment-grade, fixed-rate debt markets. The Index includes government, government agency, corporate, and securitized non-U.S. investment-grade fixed income investments, all issued in currencies other than the U.S. dollar and with maturities of more than one year. The Index is capped to comply with investment company diversification standards of the Internal Revenue Code, which state that, at the close of each fiscal quarter, a fund’s (1) exposure to any particular bond issuer may not exceed 25% of the fund’s assets, and (2) aggregate exposure to issuers that individually constitute 5% or more of the fund may not exceed 50% of the fund’s assets. To help enforce these limits, if the Index, on the last business day of any month, were to have greater than 20% exposure to any particular bond issuer, or greater than 48% aggregate exposure to issuers that individually constitute 5% or more of the Index, then the excess would be reallocated to bonds of other issuers represented in the Index. Notwithstanding the fact that the Index is capped, exposure of the Index or the Fund to a particular bond issuer may exceed 25%, and issuers that individually constitute 5% or more of the Index or the Fund may, in the aggregate, constitute more than 50% of the Index or the Fund on any day during the month due to currency and/or price movements.

The Fund will attempt to hedge its foreign currency exposure in order to correlate to the returns of the Index, which is U.S. dollar hedged. Such hedging is intended to minimize the currency risk associated with investment in bonds denominated in currencies other than the U.S. dollar. Local currency bonds are bonds denominated in the local currency of a non-U.S. country. They can be issued by foreign governments, government agencies, and corporations. To the extent that the Fund owns local currency bonds and hedges its foreign currency exposure, it is subject to currency hedging risk. Currency hedging risk should be low for the Fund. All of the bonds held by the Fund will be local currency bonds.

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Other Investment Policies and Risks

Under normal circumstances, the Fund will invest at least 80% of its assets in bonds held in its target index. Subject to a 20% limit, the Fund may purchase investments that are not included in its target index or may hold bonds that, when acquired, were included in the index but subsequently were removed.

The Fund reserves the right to substitute a different index for the index it currently tracks if the current index is discontinued, if the Fund’s agreement with the sponsor of its target index is terminated, or for any other reason determined in good faith by the Fund’s board of trustees. In any such instance, the substitute index would represent the same market segment as the current index.

The Fund may invest in derivatives. In general, investments in derivatives may involve risks different from, and possibly greater than, those of investments directly in the underlying securities, assets, or market indexes.

Generally speaking, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, a bond, or a currency), a physical asset (such as gold, oil, or wheat), a market index (such as the Barclays U.S. Aggregate Bond Index), or a reference rate (such as LIBOR). The Fund may invest in derivatives only if the expected risks and rewards of the derivatives are consistent with the investment objective, policies, strategies, and risks of the Fund as disclosed in this prospectus. In particular, derivatives will be used only when they may help the advisor:

• Invest in eligible asset classes with greater efficiency and lower cost than is possible through direct investment.

  Add value when these instruments are attractively priced.
  Adjust sensitivity to changes in interest rates.
  Hedge foreign currency exposure.

The Fund’s derivative investments may include fixed income futures contracts, fixed income options, interest rate swaps, total return swaps, credit default swaps, or other derivatives. Losses (or gains) involving futures contracts can sometimes be substantial—in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for other types of derivatives.

The Fund will enter into foreign currency exchange forward contracts, which are a type of derivative, in order to hedge its foreign currency exposure. A foreign currency exchange forward contract is an agreement to buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These contracts will be used in an effort to offset any changes in the dollar value of foreign bonds attributable to changes in the value of the bonds’ local currencies relative to the

U.S.	dollar. Although such contracts can protect the Fund from unfavorable

19

fluctuations in currency exchange rates, they also reduce or eliminate any chance for the Fund to benefit from favorable exchange rate fluctuations. Notably, foreign currency exchange forward contracts do not prevent the Fund’s securities from falling in value for reasons unrelated to currency exchange rates, such as interest rate increases, credit downgrades, etc.

To the extent that the Fund enters into currency hedging transactions, the Fund is subject to counterparty risk. Counterparty risk is the chance that the counterparty to a currency forward contract with the Fund is unable or unwilling to meet its financial obligations. Counterparty risk is low for the Fund.

Plain Talk About Derivatives

Derivatives can take many forms. Some forms of derivatives—such as exchange-
traded futures and options on securities, commodities, or indexes—have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold and whose market values are determined and published daily. Non-exchange-traded derivatives (such as certain swap agreements and foreign currency exchange forward contracts), on the other hand, tend to be more specialized or complex and may be harder to value.

Vanguard may invest a small portion of the Fund’s assets in shares of bond exchange-traded funds (ETFs). These ETFs typically provide returns similar to those of the bonds listed in the index, or in a subset of the index, tracked by the Fund. Vanguard may purchase ETFs when doing so will reduce the Fund’s transaction costs or add value because the instruments are favorably priced. Vanguard receives no additional revenue from Fund assets invested in ETF Shares of other Vanguard funds. Fund assets invested in ETF Shares are excluded when allocating to the Fund its share of the costs of Vanguard operations.

Cash Management

The Fund‘s daily cash balance may be invested in one or more Vanguard CMT Funds, which are very low-cost money market funds. When investing in a Vanguard CMT Fund, the Fund bears its proportionate share of the at-cost expenses of the CMT Fund in which it invests.

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Temporary Investment Measures

The Fund may temporarily depart from its normal investment policies and strategies when the advisor believes that doing so is in the Fund‘s best interest, so long as the alternative is consistent with the Fund‘s investment objective. For instance, the Fund may invest beyond its normal limits in derivatives or exchange-traded funds that are consistent with the Fund‘s objective when those instruments are more favorably priced or provide needed liquidity, as might be the case when the Fund receives large cash flows that it cannot prudently invest immediately.

Special Risks of Exchange-Traded Shares

ETF Shares are not individually redeemable. They can be redeemed with the issuing Fund at NAV only by or through authorized broker-dealers and only in large blocks known as Creation Units, which would cost millions of dollars to assemble. Consequently, if you want to liquidate some or all of your ETF Shares, you must sell them on the secondary market at prevailing market prices.

The market price of ETF Shares may differ from NAV. Although it is expected that the market price of an ETF Share typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more (premium) or less (discount) than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares. These discounts and premiums are likely to be greatest during times of market disruption or extreme market volatility.

Vanguard’s website at vanguard.com shows the previous day’s closing NAV and closing market price for the Fund’s ETF Shares. The website also discloses, in the Premium/Discount Analysis section of the ETF Shares’ Price & Performance page, how frequently the Fund’s ETF Shares traded at a premium or discount to NAV (based on closing NAVs and market prices) and the magnitudes of such premiums and discounts.

An active trading market may not exist. Although Vanguard ETF Shares are listed on a national securities exchange, it is possible that an active trading market may not be maintained. Although this could happen at any time, it is more likely to occur during times of severe market disruption. If you attempt to sell your ETF Shares when an active trading market is not functioning, you may have to sell at a significant discount to NAV. In extreme cases, you may not be able to sell your shares at all.

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Trading may be halted. Trading of Vanguard ETF Shares on an exchange may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of ETF Shares may also be halted if (1) the shares are delisted from the listing exchange without first being listed on another exchange or (2) exchange officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

Conversion Privilege

Owners of conventional shares issued by the Fund may convert those shares to ETF Shares of equivalent value of the same fund. Please note that investors who own conventional shares through a 401(k) plan or other employer-sponsored retirement or benefit plan generally may not convert those shares to ETF Shares and should check with their plan sponsor or recordkeeper. ETF Shares, whether acquired through a conversion or purchased on the secondary market, cannot be converted to conventional shares. Also, ETF Shares of one fund cannot be exchanged for ETF Shares of another fund.

You must hold ETF Shares in a brokerage account. Thus, before converting conventional shares to ETF Shares, you must have an existing, or open a new, brokerage account. This account may be with Vanguard Brokerage Services® (Vanguard Brokerage) or with any other brokerage firm. To initiate a conversion of conventional shares to ETF Shares, please contact your broker.

Vanguard Brokerage does not impose a fee on conversions from Vanguard conventional shares to Vanguard ETF Shares. However, other brokerage firms may charge a fee to process a conversion. Vanguard reserves the right, in the future, to impose a transaction fee on conversions or to limit or terminate the conversion privilege.

Converting conventional shares to ETF Shares is generally accomplished as follows. First, after your broker notifies Vanguard of your request to convert, Vanguard will transfer your conventional shares from your account to the broker’s omnibus account with Vanguard (an account maintained by the broker on behalf of all its customers who hold conventional Vanguard fund shares through the broker). After the transfer, Vanguard’s records will reflect your broker, not you, as the owner of the shares. Next, your broker will instruct Vanguard to convert the appropriate number or dollar amount of conventional shares in its omnibus account to ETF Shares of equivalent value, based on the respective NAVs of the two share classes.

Your Fund’s transfer agent will reflect ownership of all ETF Shares in the name of the Depository Trust Company (DTC). The DTC will keep track of which ETF Shares belong to your broker, and your broker, in turn, will keep track of which ETF Shares belong to you.

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Because the DTC is unable to handle fractional shares, only whole shares can be converted. For example, if you owned 300.250 conventional shares, and this was equivalent in value to 90.750 ETF Shares, the DTC account would receive 90 ETF Shares. Conventional shares with a value equal to 0.750 ETF Shares (in this example, that would be 2.481 conventional shares) would remain in the broker’s omnibus account with Vanguard. Your broker then could either (1) credit your account with 0.750 ETF Shares or (2) redeem the 2.481 conventional shares for cash at NAV and deliver that cash to your account. If your broker chose to redeem your conventional shares, you would realize a gain or loss on the redemption that must be reported on your tax return (unless you hold the shares in an IRA or other tax-deferred account). Please consult your broker for information on how it will handle the conversion process, including whether it will impose a fee to process a conversion.

If you convert your conventional shares to ETF Shares through Vanguard Brokerage, all conventional shares for which you request conversion will be converted to ETF Shares of equivalent value. Because no fractional shares will have to be sold, the transaction will not be taxable.

Here are some important points to keep in mind when converting conventional shares of a Vanguard fund to ETF Shares:

• The conversion process can take anywhere from several days to several weeks, depending on your broker. Vanguard generally will process conversion requests either on the day they are received or on the next business day. Vanguard imposes conversion blackout windows around the dates when a fund with ETF Shares declares dividends. This is necessary to prevent a shareholder from collecting a dividend from both the conventional share class currently held and also from the ETF share class to which the shares will be converted.

• Until the conversion process is complete, you will remain fully invested in a fund’s conventional shares, and your investment will increase or decrease in value in tandem with the NAV of those shares.

• The conversion transaction is nontaxable except, if applicable, to the very limited extent previously described.

A precautionary note to investment companies: Vanguard ETF Shares are issued by registered investment companies, and therefore the acquisition of such shares by other investment companies is subject to the restrictions of Section 12(d)(1) of the Investment Company Act of 1940. Vanguard has obtained an SEC exemptive order that allows registered investment companies to invest in the issuing funds beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including the requirement to enter into a participation agreement with Vanguard.

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Frequent Trading or Market-Timing

Unlike frequent trading of a Vanguard fund’s conventional (i.e., not exchange-traded) classes of shares, frequent trading of ETF Shares does not disrupt portfolio management, increase the fund’s trading costs, lead to realization of capital gains by the fund, or otherwise harm fund shareholders. The vast majority of trading in ETF Shares occurs on the secondary market. Because these trades do not involve the issuing fund, they do not harm the fund or its shareholders. A few institutional investors are authorized to purchase and redeem ETF Shares directly with the issuing fund. Because these trades typically are effected in kind (i.e., for securities and not for cash), they do not cause any of the harmful effects to the issuing fund (as previously noted) that may result from frequent cash trades. For these reasons, the board of trustees of each fund that issues ETF Shares has determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market-timing of ETF Shares.

Portfolio Holdings

Please consult the Fund’s Statement of Additional Information or our website for a description of the policies and procedures that govern disclosure of the Fund’s portfolio holdings.

Turnover Rate

Although the Fund generally seeks to invest for the long term, it may sell securities regardless of how long they have been held. Generally, an index fund sells securities in response to redemption requests from shareholders of conventional (not exchange-traded) shares or to changes in the composition of its target index, or in an effort to manage the fund’s duration. The Financial Highlights section of this prospectus shows historical turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and replaced securities valued at 100% of its net assets within a one-year period. The average turnover rate for world bond funds was approximately 136%, as reported by Morningstar, Inc., on October 31, 2014.

Plain Talk About Turnover Rate

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs, which are not included in the fund’s expense ratio, could affect the fund’s future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that dealer markups and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains, including short-term capital gains, that must be distributed to shareholders as taxable income.

24

The Fund and Vanguard

The Fund is a member of The Vanguard Group, a family of more than 170 mutual funds holding assets of approximately $2.7 trillion. All of the funds that are members of The Vanguard Group (other than funds of funds) share in the expenses associated with administrative services and business operations, such as personnel, office space, and equipment.

Vanguard Marketing Corporation provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund (other than a fund of funds) or each share class of a fund (in the case of a fund with multiple share classes) pays its allocated share of the Vanguard funds’ marketing costs.

Plain Talk About Vanguard’s Unique Corporate Structure

The Vanguard Group is truly a mutual mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds.
Most other mutual funds are operated by management companies that may be owned by one person, by a private group of individuals, or by public investors who own the management company’s stock. The management fees charged by these companies include a profit component over and above the companies’ cost of providing services. By contrast, Vanguard provides services to its member funds on an at-cost basis, with no profit component, which helps to keep the funds’ expenses low.

Investment Advisor

The Vanguard Group, Inc. (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, which began operations in 1975, serves as advisor to the Fund through its Fixed Income Group. As of October 31, 2014, Vanguard served as advisor for approximately $2.2 trillion in assets. Vanguard provides investment advisory services to the Fund on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Fund.

For the fiscal year ended October 31, 2014, the advisory expenses represented an effective annual rate of less than 0.01% of the Fund’s average net assets.

For a discussion of why the board of trustees approved the Fund’s investment advisory arrangement, see the most recent semiannual report to shareholders covering the fiscal period ended April 30.

25

Vanguard’s Fixed Income Group is overseen by:

Mortimer J. Buckley, Chief Investment Officer and Managing Director of Vanguard. As Chief Investment Officer, he is responsible for the oversight of Vanguard’s Equity Investment and Fixed Income Groups. The investments managed by these two groups include active quantitative equity funds, equity index funds, active bond funds, index bond funds, stable value portfolios, and money market funds. Mr. Buckley joined Vanguard in 1991 and has held various senior leadership positions with Vanguard. He received his A.B. in economics from Harvard and an M.B.A. from Harvard Business School.

Gregory Davis, CFA, Principal of Vanguard and global head of Vanguard’s Fixed Income Group. He has direct oversight responsibility for all money market funds, bond funds, and stable value portfolios managed by the Fixed Income Group. He has been with Vanguard since 1999 and has managed investment portfolios since 2000. He received his B.S. in insurance from The Pennsylvania State University and an M.B.A. from The Wharton School of the University of Pennsylvania.

Kenneth E. Volpert, CFA; Principal of Vanguard; global head of Fixed Income Indexing; and head of investments, Europe. He has direct oversight responsibility for all bond index funds managed by the Fixed Income Group. He managed investment portfolios from 1982 through May 2014 and has been with Vanguard since 1992. He received his B.S. from the University of Illinois and an M.B.A. from the University of Chicago.

Paul M. Jakubowski, Principal of Vanguard and head of credit. He has oversight responsibility for investment activities within the credit-related sectors of the taxable fixed income market as well as taxable credit research. He has worked in investment management since joining Vanguard in 2000 and has managed investment portfolios since 2013. He received his B.S. from the University of Richmond and an M.B.A. from Villanova University.

Ronald M. Reardon, Principal of Vanguard and head of rates. He has oversight responsibility for investment activities within the rates-related sectors of the taxable fixed income market, including foreign exchange. He has worked in investment management for Vanguard since 2001 and has managed investment portfolios since 2005. He received his B.S. from The College of New Jersey and an M.B.A. from the University of Rochester.

The managers primarily responsible for the day-to-day management of the Fund are:

Joshua C. Barrickman, CFA, Principal of Vanguard and head of Vanguard’s Fixed Income Indexing Americas. He has been with Vanguard since 1998, has worked in investment management since 1999, has managed investment portfolios since 2005, and has co-managed the Fund since its inception in 2013. Education: B.S., Ohio Northern University; M.B.A., Lehigh University.

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Yan Pu, CFA, Portfolio Manager at Vanguard. She has worked in investment management for Vanguard since 2004, has managed investment portfolios since 2007, and has co-managed the Fund since its inception in 2013. Education: B.S., Ji’Nan University, P.R. China; M.B.A., Drexel University.

The Statement of Additional Information provides information about each portfolio manager’s compensation, other accounts under management, and ownership of shares of the Fund.

Dividends, Capital Gains, and Taxes

Fund Distributions

The Fund distributes to shareholders virtually all of its net income (interest less expenses) as well as any net short-term or long-term capital gains realized from the sale of its holdings. The Fund’s income dividends are declared monthly and distributed monthly; capital gains distributions, if any, generally occur annually in December.

Plain Talk About Distributions

As a shareholder, you are entitled to your portion of a fund’s income from interest as well as capital gains from the fund’s sale of investments. Income consists of interest the fund earns from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year.

Reinvestment of Distributions

In order to reinvest dividend and capital gains distributions, investors in the Fund’s ETF Shares must hold their shares at a broker that offers a reinvestment service. This can be the broker’s own service or a service made available by a third party, such as the broker’s outside clearing firm or the Depository Trust Company (DTC). If a reinvestment service is available, distributions of income and capital gains can automatically be reinvested in additional whole and fractional ETF Shares of the Fund. If a reinvestment service is not available, investors will receive their distributions in cash. To determine whether a reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker.

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As with all exchange-traded funds, reinvestment of dividend and capital gains distributions in additional ETF Shares will occur four business days or more after the ex-dividend date (the date when a distribution of dividends or capital gains is deducted from the price of the Fund’s shares). The exact number of days depends on your broker. During that time, the amount of your distribution will not be invested in the Fund and therefore will not share in the Fund’s income, gains, and losses.

Basic Tax Points

Investors in taxable accounts should be aware of the following basic federal income tax points:

• Distributions are taxable to you whether or not you reinvest these amounts in additional ETF Shares.

• Distributions declared in December—if paid to you by the end of January—are taxable as if received in December.

• Any income dividend distribution or short-term capital gains distribution that you receive is taxable to you as ordinary income.

• Any distribution of net long-term capital gains is taxable to you as long-term capital gains, no matter how long you have owned ETF Shares.

• Capital gains distributions may vary considerably from year to year as a result of the Fund‘s normal investment activities and cash flows.

• A sale of ETF Shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your tax return.

Individuals, trusts, and estates whose income exceeds certain threshold amounts are subject to a 3.8% Medicare contribution tax on ”net investment income.” Net investment income takes into account distributions paid by the Fund and capital gains from any sale or exchange of Fund shares.

Income dividends and capital gains distributions that you receive, as well as your gains or losses from any sale of ETF Shares, may be subject to state and local income taxes.

The Fund may be subject to foreign taxes or foreign tax withholding on dividends, interest, and some capital gains that the Fund receives on foreign securities. You may qualify for an offsetting credit or deduction under U.S. tax laws for any amount designated as your portion of the Fund’s foreign tax obligations, provided that you meet certain requirements. See your tax advisor or IRS publications for more information.

This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax advisor for detailed information about any tax consequences for you.

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Share Price and Market Price

Share price, also known as net asset value (NAV), is calculated each business day as of the close of regular trading on the New York Stock Exchange (NYSE), generally 4 p.m., Eastern time. Each share class has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to the share class by the number of Fund shares outstanding for that class. On U.S. holidays or other days when the NYSE is closed, the NAV is not calculated, and the Fund does not sell or redeem shares. However, on those days the value of the Fund’s assets may be affected to the extent that the Fund holds securities that change in value on those days (such as foreign securities that trade on foreign markets that are open).

Remember: If you buy or sell ETF Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your ETF Shares in Creation Unit blocks (an option available only to certain authorized broker-dealers) or if you convert your conventional shares to ETF Shares.

Debt securities held by a Vanguard fund are valued based on information furnished by an independent pricing service or market quotations. Certain short-term debt instruments used to manage a fund’s cash are valued on the basis of amortized cost. The values of any mutual fund shares held by a fund are based on the NAVs of the shares. The values of any ETF or closed-end fund shares held by a fund are based on the market value of the shares.

When a fund determines that pricing-service information or market quotations either are not readily available or do not accurately reflect the value of a security, the security is priced at its fair value (the amount that the owner might reasonably expect to receive upon the current sale of the security). A fund also will use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund’s pricing time but after the close of the principal exchange or market on which the security is traded. This most commonly occurs with foreign securities, which may trade on foreign exchanges or markets that close many hours before the fund’s pricing time. Intervening events might be company-specific (e.g., earnings report, material credit events) or country-specific or regional/global (e.g., natural disaster, economic or political news, act of terrorism, interest rate change). Intervening events include price movements in U.S. markets that exceed a specified threshold or that are otherwise deemed to affect the value of foreign securities. A fund also may use fair-value pricing on bond market holidays when the fund is open for business (such as Columbus Day and Veterans Day).

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Fair-value prices are determined by Vanguard according to procedures adopted by the board of trustees. When fair-value pricing is employed, the prices of securities used by a fund to calculate the NAV may differ from quoted or published prices for the same securities.

Vanguard’s website will show the previous day’s closing NAV and closing market price for the Fund’s ETF Shares.

Additional Information

			Vanguard
	Inception	Suitable	Fund	CUSIP
	Date	for IRAs	Number	Number
Total International Bond Index Fund
ETF Shares	5/31/2013	Yes	3711	92203J407

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Financial Highlights

The following financial highlights table is intended to help you understand the ETF Shares‘ financial performance for the periods shown, and certain information reflects financial results for a single ETF Share. The total returns in the table represent the rate that an investor would have earned or lost each period on an investment in the ETF Shares (assuming reinvestment of all distributions). This information has been obtained from the financial statements audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report—along with the Fund’s financial statements—is included in the Fund’s most recent annual report to shareholders. You may obtain a free copy of the latest annual or semiannual report by visiting vanguard.com or by contacting Vanguard by telephone or mail.

Plain Talk About How to Read the Financial Highlights Table

The ETF Shares began fiscal year 2014 with a net asset value (share price) of
$49.95 per share. During the year, each ETF Share earned $0.783 from investment income (interest) and $2.249 from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

Shareholders received $0.752 per share in the form of dividend distributions. A portion of each year’s distributions may come from the prior year’s income or capital gains.

The share price at the end of the year was $52.23, reflecting earnings of $3.032 per share and distributions of $0.752 per share. This was an increase of $2.28 per share (from $49.95 at the beginning of the year to $52.23 at the end of the year).
For a shareholder who reinvested the distributions in the purchase of more shares, the total return was 6.13% for the year.

As of October 31, 2014, the ETF Shares had approximately $2.3 billion in net assets. For the year, the expense ratio was 0.19% ($1.90 per $1,000 of net assets), and the net investment income amounted to 1.56% of average net assets. The Fund sold and replaced securities valued at 16% of its net assets.

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Total International Bond Index Fund ETF Shares

	Year	May 31,
	Ended	2013[1] to
	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2014	2013
Net Asset Value, Beginning of Period	$49.95	$49.94
Investment Operations
Net Investment Income	.783	.306
Net Realized and Unrealized Gain (Loss) on Investments	2.249	(.054)
Total from Investment Operations	3.032	.252
Distributions
Dividends from Net Investment Income	(.752)	(.242)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.752)	(.242)
Net Asset Value, End of Period	$52.23	$49.95

Total Return	6.13%	0.51%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,300	$665
Ratio of Total Expenses to Average Net Assets	0.19%	0.20%[2]
Ratio of Net Investment Income to Average Net Assets	1.56%	1.48%[2]
Portfolio Turnover Rate	16%	31%[3,4]

1	Inception.
2	Annualized.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares, including ETF Creation Units.
4	Excludes trading activity during the Transition Period. For additional information, see the Notes to Financial Statements section of the Fund’s annual report dated October 31, 2013.

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CFA® is a registered trademark owned by CFA Institute.

Morningstar data © 2015 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

Vanguard Total International Bond ETF is not sponsored, endorsed, issued, sold or promoted by Barclays Capital Inc. or any of its affiliates (“Barclays”). Barclays makes no representation or warranty, express or implied, to the owners or purchasers of Vanguard Total International Bond ETF or any member of the public regarding the advisability of investing in securities generally or in Vanguard Total International Bond ETF particularly or the ability of the Barclays Index to track general bond market performance. Barclays has not passed on the legality or suitability of the Vanguard Total International Bond ETF with respect to any person or entity. Barclays’ only relationship to Vanguard and Vanguard Total International Bond ETF is the licensing of the Barclays Index which is determined, composed and calculated by Barclays without regard to Vanguard or the Vanguard Total International Bond ETF or any owners or purchasers of the Vanguard Total International Bond ETF. Barclays has no obligation to take the needs of Vanguard, Vanguard Total International Bond ETF or the owners of Vanguard Total International Bond ETF into consideration in determining, composing or calculating the Barclays Index. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of Vanguard Total International Bond ETF to be issued. Barclays has no obligation or liability in connection with the administration, marketing or trading of the Vanguard Total International Bond ETF.

BARCLAYS SHALL HAVE NO LIABILITY TO THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE INDEX. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF THE VANGUARD TOTAL INTERNATIONAL BOND ETF OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. BARCLAYS RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BARCLAYS GLOBAL AGGREGATE EX-USD FLOAT ADJUSTED RIC CAPPED INDEX (USD HEDGED) , AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BARCLAYS GLOBAL AGGREGATE EX-USD FLOAT ADJUSTED RIC CAPPED INDEX (USD HEDGED) . BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY INDIRECT OR CONSEQUENTIAL DAMAGES RESULTING FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN.

©2015 Barclays. Used with Permission.

Source: Barclays Global Family of Indices. Copyright 2015, Barclays. All rights reserved.

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Glossary of Investment Terms

Active Management. An investment approach that seeks to exceed the average returns of a particular financial market or market segment. In selecting securities to buy and sell, active managers may rely on, among other things, research, market forecasts, quantitative models, and their own judgment and experience.

Authorized Participant. Institutional investors that are permitted to purchase Creation Units directly from, and redeem Creation Units directly with, the issuing fund. To be an Authorized Participant, an entity must be a participant in the Depository Trust Company and must enter into an agreement with the fund’s Distributor.

Average Maturity. The average length of time until bonds held by a fund reach maturity and are repaid. In general, the longer the average maturity, the more a fund’s share price fluctuates in response to changes in market interest rates. In calculating average maturity, a fund uses a bond’s maturity or, if applicable, an earlier date on which the advisor believes it is likely that a maturity-shortening device (such as a call, a put, a refunding, a prepayment, or a redemption provision or an adjustable coupon) will cause the bond to be repaid.

Bid-Ask Spread. The difference between the price a dealer is willing to pay for a security (the bid price) and the somewhat higher price at which the dealer is willing to sell the same security (the ask price).

Bond. A debt security (IOU) issued by a corporation, a government, or a government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and generally to make regular interest payments until that date.

Capital Gains Distribution. Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

Coupon Rate. The interest rate paid by the issuer of a debt security until its maturity. It is expressed as an annual percentage of the face value of the security.

Creation Unit. A large block of a specified number of ETF Shares. Certain broker-dealers known as “Authorized Participants” may purchase and redeem ETF Shares from the issuing fund in Creation Unit size blocks.

Dividend Distribution. Payment to mutual fund shareholders of income from interest or dividends generated by a fund’s investments.

Ex-Dividend Date. The date when a distribution of dividends and/or capital gains is deducted from the share price of a mutual fund or stock. On the ex-dividend date, the share price drops by the amount of the distribution (plus or minus any market activity).

34

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but it does not include the transaction costs of buying and selling portfolio securities.

Face Value. The amount to be paid at a bond’s maturity; also known as the par value or principal.

Fixed Income Security. An investment, such as a bond, representing a debt that must be repaid by a specified date, and on which the borrower must pay a fixed, variable, or floating rate of interest.

Float-Adjusted Index. An index that weights its constituent securities based on the value of the constituent securities that are available for public trading, rather than the value of all constituent securities. Some portion of an issuer’s securities may be unavailable for public trading because, for example, those securities are owned by company insiders on a restricted basis or by a government agency. By excluding unavailable securities, float-adjusted indexes can produce a more accurate picture of the returns actually experienced by investors in the measured market.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is generally measured from the inception date.

Indexing. A low-cost investment strategy in which a mutual fund attempts to track—rather than outperform—a specified market benchmark, or “index.”

Investment-Grade Bond. A debt security whose credit quality is considered by independent bond-rating agencies, or through independent analysis conducted by a fund’s advisor, to be sufficient to ensure timely payment of principal and interest under current economic circumstances. Debt securities rated in one of the four highest rating categories are considered investment-grade. Other debt securities may be considered by an advisor to be investment-grade.

Mutual Fund. An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

Principal. The face value of a debt instrument or the amount of money put into an investment.

Securities. Stocks, bonds, money market instruments, and other investments.

35

Total Return. A percentage change, over a specified time period, in a mutual fund’s net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

Volatility. The fluctuations in value of a mutual fund or other security. The greater a fund’s volatility, the wider the fluctuations in its returns.

Yield. Income (interest or dividends) earned by an investment, expressed as a percentage of the investment’s price.

36

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Institutional Division
P.O. Box 2900
Valley Forge, PA 19482-2900

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are available free upon request:	vanguard.com or contact us as follows:

The Vanguard Group
Annual/Semiannual Reports to Shareholders
Institutional Investor Information
Additional information about the Fund’s investments is
P.O. Box 2900
available in the Fund’s annual and semiannual reports
Valley Forge, PA 19482-2900
to shareholders. In the annual report, you will find a
Telephone: 866-499-8473
discussion of the market conditions and investment
strategies that significantly affected the Fund’s	Information Provided by the Securities and
performance during its last fiscal year.	Exchange Commission (SEC)
You can review and copy information about the Fund
Statement of Additional Information (SAI)	(including the SAI) at the SEC’s Public Reference Room
The SAI for the issuing Fund provides more detailed	in Washington, DC. To find out more about this public
information about the Fund’s ETF Shares and is	service, call the SEC at 202-551-8090. Reports and
incorporated by reference into (and thus legally a part	other information about the Fund are also available in
of) this prospectus.	the EDGAR database on the SEC’s website at
www.sec.gov, or you can receive copies of this
information, for a fee, by electronic request at the
following e-mail address: publicinfo@sec.gov, or by
writing the Public Reference Section, Securities and
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Fund’s Investment Company Act file number: 811-22619

© 2015 The Vanguard Group, Inc. All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646;
and 8,417,623.
Vanguard Marketing Corporation, Distributor.

P 3711 022015

Vanguard Total International Bond Index Fund
Prospectus

February 26, 2015

Investor Shares & Admiral™ Shares
Vanguard Total International Bond Index Fund Investor Shares (VTIBX)
Vanguard Total International Bond Index Fund Admiral Shares (VTABX)

This prospectus contains financial data for the Fund through the fiscal year ended October 31, 2014.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Fund Summary	1	Investing With Vanguard	28
Investing in Index Funds	7	Purchasing Shares	28
More on the Fund	8	Converting Shares	31
The Fund and Vanguard	19	Redeeming Shares	33
Investment Advisor	20	Exchanging Shares	36
Dividends, Capital Gains, and Taxes	22	Frequent-Trading Limitations	37
Share Price	24	Other Rules You Should Know	39
Financial Highlights	25	Fund and Account Updates	43
		Contacting Vanguard	45
		Additional Information	46
		Glossary of Investment Terms	48

Fund Summary

Investment Objective

The Fund seeks to track the performance of a benchmark index that measures the investment return of non-U.S. dollar-denominated investment-grade bonds.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
	Investor Shares	Admiral Shares
Sales Charge (Load) Imposed on Purchases	None	None
Purchase Fee	None	None
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None
Account Service Fee (for certain fund account balances below	$20/year	$20/year
$10,000)

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
	Investor Shares	Admiral Shares
Management Fees	0.21%	0.17%
12b-1 Distribution Fee	None	None
Other Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.23%	0.19%

Examples

The following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund’s shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$24	$74	$130	$293
Admiral Shares	$19	$61	$107	$243

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged). This Index provides a broad-based measure of the global, investment-grade, fixed-rate debt markets. The Index includes government, government agency, corporate, and securitized non-U.S. investment-grade fixed income investments, all issued in currencies other than the U.S. dollar and with maturities of more than one year. The Index is capped to comply with investment company diversification standards of the Internal Revenue Code, which state that, at the close of each fiscal quarter, a fund’s (1) exposure to any particular bond issuer may not exceed 25% of the fund’s assets, and (2) aggregate exposure to issuers that individually constitute 5% or more of the fund may not exceed 50% of the fund’s assets. To help enforce these limits, if the Index, on the last business day of any month, were to have greater than 20% exposure to any particular bond issuer, or greater than 48% aggregate exposure to issuers that individually constitute 5% or more of the Index, then the excess would be reallocated to bonds of other issuers represented in the Index. The Fund will attempt to hedge its foreign currency exposure in order to correlate to the returns of the Index, which is U.S. dollar hedged. Such hedging is intended to minimize the currency risk associated with investment in bonds denominated in currencies other than the U.S. dollar.

The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the Fund’s investments will be selected through the sampling process and, under normal circumstances, at least 80% of the Fund’s assets will be invested in bonds included in the Index. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which generally ranges between 5 and 10 years and, as of October 31, 2014, was 8.6 years.

Principal Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund is subject to the following risks, which could affect the Fund’s performance:

• Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests in a geographically diverse mix of short-, intermediate-, and long-term bonds.

• Income risk, which is the chance that the Fund’s income will decline because of falling interest rates. Income risk should be moderate for the Fund because it invests in a diverse mix of short-, intermediate-, and long-term bonds, so investors should expect the Fund’s monthly income to fluctuate.

• Credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. Credit risk should be low for the Fund because it purchases only bonds that are of investment-grade quality.

• Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Call risk should be low for the Fund because it invests only a small portion of its assets in callable bonds.

• Country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value or liquidity of securities issued by foreign companies, governments, or government agencies. Because the Fund may invest a large portion of its assets in bonds of issuers located in a particular country or region, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk for the Fund is high.

• Nondiversification risk, which is the chance that the Fund’s performance may be hurt disproportionately by the poor performance of bonds issued by just a few or even a single issuer. The Fund is considered nondiversified, which means that it may invest a significant percentage of its assets in bonds issued by a small number of issuers.

• Currency hedging risk, which is the chance that the currency hedging transactions entered into by the Fund may not perfectly offset the Fund’s foreign currency exposure. The Fund seeks to mimic the performance of foreign bonds without regard to currency exchange rate fluctuations. To accomplish this goal, the Fund attempts to offset, or hedge, its foreign currency exposure by entering into currency hedging transactions. However, it generally is not possible to perfectly hedge the Fund’s foreign currency exposure. The Fund will decline in value if it underhedges a currency that has weakened or overhedges a currency that has strengthened relative to the U.S. dollar. In addition, the Fund will incur expenses to hedge its foreign currency exposure. By entering into currency hedging transactions, the Fund may eliminate any chance to benefit from favorable fluctuations in relevant currency exchange rates. Currency hedging risk for the Fund is low.

• Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund‘s Investor Shares in their first full calendar year. The table shows how the average annual total returns of the share classes presented compare with those of the Fund‘s target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard Total International Bond Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 2.49% (quarter ended December 31, 2014), and the lowest return for a quarter was 1.83% (quarter ended September 30, 2014).

Average Annual Total Returns for Periods Ended December 31, 2014
		Since
		Inception
		(May 31,
	1 Year	2013)
Vanguard Total International Bond Index Fund Investor Shares
Return Before Taxes	8.83%	5.36%
Return After Taxes on Distributions	8.11	4.68
Return After Taxes on Distributions and Sale of Fund Shares	4.98	3.78
Vanguard Total International Bond Index Fund Admiral Shares
Return Before Taxes	8.82%	5.42%
Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index
(USD Hedged)
(reflects no deduction for fees, expenses, or taxes)	9.14%	5.75%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be

higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Investment Advisor
The Vanguard Group, Inc. (Vanguard)

Portfolio Managers

Joshua C. Barrickman, CFA, Principal of Vanguard and head of Vanguard’s Fixed Income Indexing Americas. He has co-managed the Fund since its inception in 2013.

Yan Pu, CFA, Portfolio Manager at Vanguard. She has co-managed the Fund since its inception in 2013.

Purchase and Sale of Fund Shares

You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 1110, Valley Forge, PA 19482-1110), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Investor Shares or Admiral Shares is $3,000 or $10,000, respectively. The minimum investment amount required to add to an existing Fund account is generally $1. Institutional, financial intermediary, and Vanguard retail managed clients should contact Vanguard for information on special eligibility rules that may apply to them regarding Admiral Shares.

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply.

Payments to Financial Intermediaries

The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.

Investing in Index Funds

What Is Indexing?

Indexing is an investment strategy for tracking the performance of a specified market benchmark, or “index.” An index is a group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets—such as the U.S. stock market or the U.S. bond market. Other indexes cover market segments—such as small-capitalization stocks or short-term bonds. The index sponsor determines the securities to include in the index, the weighting of each security in the index, and the appropriate time to make changes to the composition of the index. One cannot invest directly in an index.

An index fund holds all, or a representative sample, of the securities that make up its target index. Index funds attempt to mirror the performance of the target index, for better or worse. However, an index fund generally does not perform exactly like its target index. For example, like all mutual funds, index funds have operating expenses and transaction costs. Market indexes do not, and therefore they will usually have a slight performance advantage over funds that track them.

Index funds typically have the following characteristics:

• Variety of investments. Most Vanguard index funds generally invest in the securities of a variety of companies, industries, and government entities.

• Relative performance consistency. Because they seek to track market benchmarks, index funds usually do not perform dramatically better or worse than their benchmarks.

• Low cost. Index funds are inexpensive to run compared with actively managed funds. They have low or no research costs and typically keep trading activity—and thus dealer markups and other transaction costs—to a minimum compared with actively managed funds.

More on the Fund

This prospectus describes the principal risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: generally, the higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: the lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for fluctuations in the securities markets. Look for this symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk® explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.

Share Class Overview

This prospectus offers the Fund‘s Investor Shares and Admiral Shares. A separate prospectus offers the Fund‘s Institutional Shares, which are generally for investors who invest a minimum of $5 million. In addition, the Fund issues an exchange-traded class of shares (ETF Shares), which are also offered through a separate prospectus.

All share classes offered by the Fund have the same investment objective, strategies, and policies. However, different share classes have different expenses; as a result, their investment performances will differ.

Plain Talk About Fund Expenses

All mutual funds have operating expenses. These expenses, which are deducted from a fund’s gross income, are expressed as a percentage of the net assets of the fund. Assuming that operating expenses remain as stated in the Fees and
Expenses section, Vanguard Total International Bond Index Fund’s expense ratios would be as follows: for Investor Shares, 0.23%, or $2.30 per $1,000 of average net assets; for Admiral Shares, 0.19%, or $1.90 per $1,000 of average net assets. The average expense ratio for international income funds in 2013 was
1.01%, or $10.10 per $1,000 of average net assets (derived from data provided by
Lipper, a Thomson Reuters Company, which reports on the mutual fund industry).

Plain Talk About Costs of Investing

Costs are an important consideration in choosing a mutual fund. That is because you, as a shareholder, pay a proportionate share of the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or the capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund‘s performance.

The following sections explain the principal investment strategies and policies that the Fund uses in pursuit of its objective. The Fund‘s board of trustees, which oversees the Fund‘s management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Note that the Fund‘s investment objective is not fundamental and may be changed without a shareholder vote. The Fund‘s policy of investing at least 80% of its assets in securities that are held in its target index may be changed only upon 60 days‘ notice to shareholders.

Market Exposure

The Fund is subject to interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests in a geographically diverse mix of short-, intermediate-, and long-term bonds.

Although bonds are often thought to be less risky than stocks, there have been periods when bond prices have fallen significantly because of rising interest rates. For instance, prices of U.S. long-term bonds fell by almost 48% between December 1976 and September 1981. Note that over comparable periods of time, the prices of foreign bonds and U.S. bonds may increase or decrease by different amounts, and in some cases may move in opposite directions.

To illustrate the relationship between bond prices and interest rates, the following table shows the effect of a 1% and a 2% change (both up and down) in interest rates on the values of three noncallable bonds (i.e., bonds that cannot be redeemed by the issuer) of different maturities, each with a face value of $1,000.

How Interest Rate Changes Affect the Value of a $1,000 Bond[1]
	After a 1%	After a 1%	After a 2%	After a 2%
Type of Bond (Maturity)	Increase	Decrease	Increase	Decrease
Short-Term (2.5 years)	$977	$1,024	$954	$1,049
Intermediate-Term (10 years)	922	1,086	851	1,180
Long-Term (20 years)	874	1,150	769	1,328
1 Assuming a 4% coupon.

These figures are for illustration only; you should not regard them as an indication of future performance of foreign bonds generally or the Fund in particular.

Plain Talk About Bonds and Interest Rates

As a rule, when interest rates rise, bond prices fall. The opposite is also true:
Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let’s assume that you hold a bond offering a 4%
yield. A year later, interest rates are on the rise and bonds of comparable quality and maturity are offered with a 5% yield. With higher-yielding bonds available, you would have trouble selling your 4% bond for the price you paid—you would probably have to lower your asking price. On the other hand, if interest rates were falling and 3% bonds were being offered, you should be able to sell your 4% bond for more than you paid.

Changes in interest rates can affect bond income as well as bond prices.

The Fund is subject to income risk, which is the chance that the Fund’s income will decline because of falling interest rates. A fund’s income declines when interest rates fall because the fund then must invest new cash flow and cash from maturing bonds in lower-yielding bonds. Income risk should be moderate for the Fund because it invests in a diverse mix of short-, intermediate-, and long-term bonds, so investors should expect the Fund’s monthly income to fluctuate.

Plain Talk About Bond Maturities

A bond is issued with a specific maturity date—the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk you, as a bond investor, will face as interest rates rise—but also the higher the potential yield you could receive. Longer-term bonds are more suitable for investors willing to take a greater risk of price fluctuations to get higher and more stable interest income. Shorter-term bond investors should be willing to accept lower yields and greater income variability in return for less fluctuation in the value of their investment.

Although falling interest rates tend to strengthen bond prices, they can cause other sorts of problems for bond fund investors—bond calls and prepayments.

The Fund is subject to call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Because the Fund invests only a small portion of its assets in callable bonds, call risk should be low for the Fund.

The Fund is subject to credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. Credit risk should be low for the Fund because it purchases only bonds that are of investment-grade quality.

Although the Fund purchases only investment-grade bonds, a bond held by the Fund may be downgraded, causing the Fund to hold securities below investment-grade. If a bond is downgraded below investment-grade, the Fund will generally attempt to sell the bond within a reasonable period of time. If the Fund determines that the bond cannot be sold at a reasonable price, the Fund may hold the bond until a reasonable price for the bond may be obtained.

Plain Talk About Credit Quality

A bond’s credit-quality rating is an assessment of the issuer’s ability to pay interest on the bond and, ultimately, to repay the principal. Credit quality is evaluated by one of the nationally recognized statistical rating organizations (for example, Moody‘s
Investors Service, Inc., or Standard & Poor‘s) or through independent analysis conducted by a fund’s advisor. The lower the rating, the greater the chance—in the rating agency’s or advisor’s opinion—that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond’s credit rating, the higher its yield should be to compensate investors for assuming additional risk. Investment-grade bonds are those rated in one of the four highest ratings categories. A fund may treat an unrated bond as investment-grade if warranted by the advisor’s analysis.

The Fund is subject to country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value or liquidity of securities issued by foreign companies, governments, or government agencies. Because the Fund may invest a large portion of its assets in bonds of issuers located in a particular country or region, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk for the Fund is high.

As of October 31, 2014, the target index for the Fund held a substantial percentage of its assets in bonds of issuers located in a small number of countries, as shown in the following table:

Barclays Global Aggregate ex-USD
Float Adjusted RIC Capped Index (USD Hedged)
Japan	20.32%
France	11.33
Germany	10.56
United Kingdom	8.96
Italy	8.36
Spain	5.67
Canada	5.49
Total	70.69%

The Fund is subject to nondiversification risk, which is the chance that the Fund’s performance may be hurt disproportionately by the poor performance of bonds issued by just a few or even a single issuer. The Fund is considered nondiversified, which means that it may invest a significant percentage of its assets in bonds issued by a small number of issuers.

As of October 31, 2014, the target index for the Fund held a substantial percentage of its assets in bonds of a small number of issuers, as shown in the following table:

Barclays Global Aggregate ex-USD
Float Adjusted RIC Capped Index (USD Hedged)
Government of Japan	18.9%
Government of Italy	7.1
Government of France	7.1
Government of Germany	5.8
Government of United Kingdom	5.7
Total	44.6%

The Fund is subject to currency hedging risk, which is the chance that the currency hedging transactions entered into by the Fund may not perfectly offset the Fund’s foreign currency exposure. The Fund seeks to mimic the performance of foreign bonds without regard to currency exchange rate fluctuations. To accomplish this goal, the Fund attempts to offset, or hedge, its foreign currency exposure by entering into currency hedging transactions. However, it generally is not possible to perfectly hedge the Fund’s foreign currency exposure. The Fund will decline in value if it underhedges a currency that has weakened or overhedges a currency that has strengthened relative to the U.S. dollar. In addition, the Fund will incur expenses to hedge its foreign currency exposure. By entering into currency hedging transactions, the Fund may eliminate any chance to benefit from favorable fluctuations in relevant currency exchange rates. Currency hedging risk for the Fund is low.

Plain Talk About International Investing

U.S. investors who invest abroad will encounter risks not typically associated with U.S. companies because foreign stock and bond markets operate differently from the U.S. markets. For instance, foreign companies and governments are not subject to the same accounting, auditing, and financial-reporting standards and practices as U.S. companies and the U.S. government, and their stocks and bonds may not be as liquid as those of similar U.S. entities. In addition, foreign stock exchanges, brokers, companies, bond markets, and dealers may be subject to less government supervision and regulation than their counterparts in the
United States. These factors, among others, could negatively affect the returns
U.S. investors receive from foreign investments.

Security Selection

Index sampling strategy. Because it would be very expensive and inefficient to buy and sell all, or substantially all, of the bonds held in its target index—which is an indexing strategy called “replication”—the Fund uses index “sampling” techniques to select securities. Using computer programs, the Fund’s advisor generally selects a representative sample of securities that approximates the full target index in terms of key risk factors and other characteristics. These factors include country of origin, duration, cash flow, credit quality, and callability of the underlying bonds. Because the Fund does not hold all of the securities in its target index, some of the securities (and issuers) that are held will likely be overweighted (or underweighted) compared with the target index.

The Fund is subject to index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s target index. Index sampling risk for the Fund should be low.

The number of bonds held by the Fund and the number of bonds in the Fund’s target index were 2,969 and 7,766, respectively, as of October 31, 2014.

Types of bonds. The Fund seeks to track the investment performance of the Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged). This Index provides a broad-based measure of the global, investment-grade, fixed-rate debt markets. The Index includes government, government agency, corporate, and securitized non-U.S. investment-grade fixed income investments, all issued in currencies other than the U.S. dollar and with maturities of more than one year. The Index is capped to comply with investment company diversification standards of the Internal Revenue Code, which state that, at the close of each fiscal quarter, a fund’s (1) exposure to any particular bond issuer may not exceed 25% of the fund’s assets, and (2) aggregate exposure to issuers that individually constitute 5% or more of the fund may not exceed 50% of the fund’s assets. To help enforce these limits, if the Index, on the last business day of any month, were to have greater than 20% exposure to any particular bond issuer, or greater than 48% aggregate exposure to issuers that individually constitute 5% or more of the Index, then the excess would be reallocated to bonds of other issuers represented in the Index. Notwithstanding the fact that the Index is capped, exposure of the Index or the Fund to a particular bond issuer may exceed 25%, and issuers that individually constitute 5% or more of the Index or the Fund may, in the aggregate, constitute more than 50% of the Index or the Fund on any day during the month due to currency and/or price movements.

The Fund will attempt to hedge its foreign currency exposure in order to correlate to the returns of the Index, which is U.S. dollar hedged. Such hedging is intended to minimize the currency risk associated with investment in bonds denominated in currencies other than the U.S. dollar. Local currency bonds are bonds denominated in the local currency of a non-U.S. country. They can be issued by foreign governments, government agencies, and corporations. To the extent that the Fund owns local currency bonds and hedges its foreign currency exposure, it is subject to currency hedging risk. Currency hedging risk should be low for the Fund. All of the bonds held by the Fund will be local currency bonds.

Other Investment Policies and Risks

Under normal circumstances, the Fund will invest at least 80% of its assets in bonds held in its target index. Subject to a 20% limit, the Fund may purchase investments that are not included in its target index or may hold bonds that, when acquired, were included in the index but subsequently were removed.

The Fund reserves the right to substitute a different index for the index it currently tracks if the current index is discontinued, if the Fund’s agreement with the sponsor of its target index is terminated, or for any other reason determined in good faith by the Fund’s board of trustees. In any such instance, the substitute index would represent the same market segment as the current index.

The Fund may invest in derivatives. In general, investments in derivatives may involve risks different from, and possibly greater than, those of investments directly in the underlying securities, assets, or market indexes.

Generally speaking, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, a bond, or a currency), a physical asset (such as gold, oil, or wheat), a market index (such as the Barclays U.S. Aggregate Bond Index), or a reference rate (such as LIBOR). The Fund may invest in derivatives only if the expected risks and rewards of the derivatives are consistent with the investment objective, policies, strategies, and risks of the Fund as disclosed in this prospectus. In particular, derivatives will be used only when they may help the advisor:

• Invest in eligible asset classes with greater efficiency and lower cost than is possible through direct investment.

  Add value when these instruments are attractively priced.
  Adjust sensitivity to changes in interest rates.
  Hedge foreign currency exposure.

The Fund’s derivative investments may include fixed income futures contracts, fixed income options, interest rate swaps, total return swaps, credit default swaps, or other derivatives. Losses (or gains) involving futures contracts can sometimes be substantial—in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for other types of derivatives.

The Fund will enter into foreign currency exchange forward contracts, which are a type of derivative, in order to hedge its foreign currency exposure. A foreign currency exchange forward contract is an agreement to buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These contracts will be used in an effort to offset any changes in the dollar value of foreign bonds attributable to changes in the value of the bonds’ local currencies relative to the U.S. dollar. Although such contracts can protect the Fund from unfavorable fluctuations in currency exchange rates, they also reduce or eliminate any chance for the Fund to benefit from favorable exchange rate fluctuations. Notably, foreign currency exchange forward contracts do not prevent the Fund’s securities from falling in value for reasons unrelated to currency exchange rates, such as interest rate increases, credit downgrades, etc.

To the extent that the Fund enters into currency hedging transactions, the Fund is subject to counterparty risk. Counterparty risk is the chance that the counterparty to a currency forward contract with the Fund is unable or unwilling to meet its financial obligations. Counterparty risk is low for the Fund.

Plain Talk About Derivatives

Derivatives can take many forms. Some forms of derivatives—such as exchange-
traded futures and options on securities, commodities, or indexes—have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold and whose market values are determined and published daily. Non-exchange-traded derivatives (such as certain swap agreements and foreign currency exchange forward contracts), on the other hand, tend to be more specialized or complex and may be harder to value.

Vanguard may invest a small portion of the Fund’s assets in shares of bond exchange-traded funds (ETFs). These ETFs typically provide returns similar to those of the bonds listed in the index, or in a subset of the index, tracked by the Fund. Vanguard may purchase ETFs when doing so will reduce the Fund’s transaction costs or add value because the instruments are favorably priced. Vanguard receives no additional revenue from Fund assets invested in ETF Shares of other Vanguard funds. Fund assets invested in ETF Shares are excluded when allocating to the Fund its share of the costs of Vanguard operations.

Cash Management

The Fund‘s daily cash balance may be invested in one or more Vanguard CMT Funds, which are very low-cost money market funds. When investing in a Vanguard CMT Fund, the Fund bears its proportionate share of the at-cost expenses of the CMT Fund in which it invests.

Temporary Investment Measures

The Fund may temporarily depart from its normal investment policies and strategies when the advisor believes that doing so is in the Fund‘s best interest, so long as the alternative is consistent with the Fund‘s investment objective. For instance, the Fund may invest beyond its normal limits in derivatives or exchange-traded funds that are consistent with the Fund‘s objective when those instruments are more favorably priced or provide needed liquidity, as might be the case when the Fund receives large cash flows that it cannot prudently invest immediately.

Frequent Trading or Market-Timing

Background. Some investors try to profit from strategies involving frequent trading of mutual fund shares, such as market-timing. For funds holding foreign securities, investors may try to take advantage of an anticipated difference between the price of the fund’s shares and price movements in overseas markets, a practice also known as time-zone arbitrage. Investors also may try to engage in frequent trading of funds holding investments such as small-cap stocks and high-yield bonds. As money is shifted into and out of a fund by a shareholder engaging in frequent trading, the fund incurs costs for buying and selling securities, resulting in increased brokerage and administrative costs. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. In addition, frequent trading may interfere with an advisor’s ability to efficiently manage the fund.

Policies to address frequent trading. The Vanguard funds (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) do not knowingly accommodate frequent trading. The board of trustees of each Vanguard fund (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) has adopted policies and procedures reasonably designed to detect and discourage frequent trading and, in some cases, to compensate the fund for the costs associated with it. These policies and procedures do not apply to Vanguard ETF® Shares because frequent trading in ETF Shares generally does not disrupt portfolio management or otherwise harm fund shareholders. Although there is no assurance that Vanguard will be able to detect or prevent frequent trading or market-timing in all circumstances, the following policies have been adopted to address these issues:

• Each Vanguard fund reserves the right to reject any purchase request—including exchanges from other Vanguard funds—without notice and regardless of size. For example, a purchase request could be rejected because the investor has a history of frequent trading or if Vanguard determines that such purchase may negatively affect a fund’s operation or performance.

• Each Vanguard fund (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) generally prohibits, except as otherwise noted in the Investing With Vanguard section, an investor’s purchases or exchanges into a fund account for 60 calendar days after the investor has redeemed or exchanged out of that fund account.

• Certain Vanguard funds charge shareholders purchase and/or redemption fees on transactions.

See the Investing With Vanguard section of this prospectus for further details on Vanguard’s transaction policies.

Each Vanguard fund (other than money market funds), in determining its net asset value, will use fair-value pricing when appropriate, as described in the Share Price section. Fair-value pricing may reduce or eliminate the profitability of certain frequent-trading strategies.

Do not invest with Vanguard if you are a market-timer.

Turnover Rate

Although the Fund generally seeks to invest for the long term, it may sell securities regardless of how long they have been held. Generally, an index fund sells securities in response to redemption requests from shareholders of conventional (not exchange-traded) shares or to changes in the composition of its target index, or in an effort to manage the fund’s duration. The Financial Highlights section of this prospectus shows historical turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and replaced securities valued at 100% of its net assets within a one-year period. The average turnover rate for world bond funds was approximately 136%, as reported by Morningstar, Inc., on October 31, 2014.

Plain Talk About Turnover Rate

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs, which are not included in the fund’s expense ratio, could affect the fund’s future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that dealer markups and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains, including short-term capital gains, that must be distributed to shareholders as taxable income.

The Fund and Vanguard

The Fund is a member of The Vanguard Group, a family of more than 170 mutual funds holding assets of approximately $2.7 trillion. All of the funds that are members of The Vanguard Group (other than funds of funds) share in the expenses associated with administrative services and business operations, such as personnel, office space, and equipment.

Vanguard Marketing Corporation provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund (other than a fund of funds) or each share class of a fund (in the case of a fund with multiple share classes) pays its allocated share of the Vanguard funds’ marketing costs.

Plain Talk About Vanguard’s Unique Corporate Structure

The Vanguard Group is truly a mutual mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds.
Most other mutual funds are operated by management companies that may be owned by one person, by a private group of individuals, or by public investors who own the management company’s stock. The management fees charged by these companies include a profit component over and above the companies’ cost of providing services. By contrast, Vanguard provides services to its member funds on an at-cost basis, with no profit component, which helps to keep the funds’ expenses low.

Investment Advisor

The Vanguard Group, Inc. (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, which began operations in 1975, serves as advisor to the Fund through its Fixed Income Group. As of October 31, 2014, Vanguard served as advisor for approximately $2.2 trillion in assets. Vanguard provides investment advisory services to the Fund on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Fund.

For the fiscal year ended October 31, 2014, the advisory expenses represented an effective annual rate of less than 0.01% of the Fund’s average net assets.

For a discussion of why the board of trustees approved the Fund’s investment advisory arrangement, see the most recent semiannual report to shareholders covering the fiscal period ended April 30.

Vanguard’s Fixed Income Group is overseen by:

Mortimer J. Buckley, Chief Investment Officer and Managing Director of Vanguard. As Chief Investment Officer, he is responsible for the oversight of Vanguard’s Equity Investment and Fixed Income Groups. The investments managed by these two groups include active quantitative equity funds, equity index funds, active bond funds, index bond funds, stable value portfolios, and money market funds. Mr. Buckley joined Vanguard in 1991 and has held various senior leadership positions with Vanguard. He received his A.B. in economics from Harvard and an M.B.A. from Harvard Business School.

Gregory Davis, CFA, Principal of Vanguard and global head of Vanguard’s Fixed Income Group. He has direct oversight responsibility for all money market funds, bond funds, and stable value portfolios managed by the Fixed Income Group. He has been with Vanguard since 1999 and has managed investment portfolios since 2000. He received his B.S. in insurance from The Pennsylvania State University and an M.B.A. from The Wharton School of the University of Pennsylvania.

Kenneth E. Volpert, CFA; Principal of Vanguard; global head of Fixed Income Indexing; and head of investments, Europe. He has direct oversight responsibility for all bond index funds managed by the Fixed Income Group. He managed investment portfolios from 1982 through May 2014 and has been with Vanguard since 1992. He received his B.S. from the University of Illinois and an M.B.A. from the University of Chicago.

Paul M. Jakubowski, Principal of Vanguard and head of credit. He has oversight responsibility for investment activities within the credit-related sectors of the taxable fixed income market as well as taxable credit research. He has worked in investment management since joining Vanguard in 2000 and has managed investment portfolios since 2013. He received his B.S. from the University of Richmond and an M.B.A. from Villanova University.

Ronald M. Reardon, Principal of Vanguard and head of rates. He has oversight responsibility for investment activities within the rates-related sectors of the taxable fixed income market, including foreign exchange. He has worked in investment management for Vanguard since 2001 and has managed investment portfolios since 2005. He received his B.S. from The College of New Jersey and an M.B.A. from the University of Rochester.

The managers primarily responsible for the day-to-day management of the Fund are:

Joshua C. Barrickman, CFA, Principal of Vanguard and head of Vanguard’s Fixed Income Indexing Americas. He has been with Vanguard since 1998, has worked in investment management since 1999, has managed investment portfolios since 2005, and has co-managed the Fund since its inception in 2013. Education: B.S., Ohio Northern University; M.B.A., Lehigh University.

Yan Pu, CFA, Portfolio Manager at Vanguard. She has worked in investment management for Vanguard since 2004, has managed investment portfolios since 2007, and has co-managed the Fund since its inception in 2013. Education: B.S., Ji’Nan University, P.R. China; M.B.A., Drexel University.

The Statement of Additional Information provides information about each portfolio manager’s compensation, other accounts under management, and ownership of shares of the Fund.

Dividends, Capital Gains, and Taxes

Fund Distributions

The Fund distributes to shareholders virtually all of its net income (interest less expenses) as well as any net short-term or long-term capital gains realized from the sale of its holdings. The Fund’s income dividends are declared monthly and distributed monthly; capital gains distributions, if any, generally occur annually in December. You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

Plain Talk About Distributions

As a shareholder, you are entitled to your portion of a fund’s income from interest as well as capital gains from the fund’s sale of investments. Income consists of interest the fund earns from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year.

Basic Tax Points

Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, investors in taxable accounts should be aware of the following basic federal income tax points:

• Distributions are taxable to you whether or not you reinvest these amounts in additional Fund shares.

• Distributions declared in December—if paid to you by the end of January—are taxable as if received in December.

• Any income dividend distribution or short-term capital gains distribution that you receive is taxable to you as ordinary income.

• Any distribution of net long-term capital gains is taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund.

• Capital gains distributions may vary considerably from year to year as a result of the Fund‘s normal investment activities and cash flows.

  A sale or exchange of Fund shares is a taxable event. This means that you may have capital gain to report as income, or a capital loss to report as a deduction, when you complete your tax return.

• Any conversion between classes of shares of the same fund is a nontaxable event. By contrast, an exchange between classes of shares of different funds is a taxable event.

Individuals, trusts, and estates whose income exceeds certain threshold amounts are subject to a 3.8% Medicare contribution tax on ”net investment income.” Net investment income takes into account distributions paid by the Fund and capital gains from any sale or exchange of Fund shares.

Income dividends and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.

The Fund may be subject to foreign taxes or foreign tax withholding on dividends, interest, and some capital gains that the Fund receives on foreign securities. You may qualify for an offsetting credit or deduction under U.S. tax laws for any amount designated as your portion of the Fund’s foreign tax obligations, provided that you meet certain requirements. See your tax advisor or IRS publications for more information.

This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax advisor for detailed information about any tax consequences for you.

General Information

Backup withholding. By law, Vanguard must withhold 28% of any taxable distributions or redemptions from your account if you do not:

  Provide us with your correct taxpayer identification number.
  Certify that the taxpayer identification number is correct.
  Confirm that you are not subject to backup withholding.

Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.

Foreign investors. Vanguard funds offered for sale in the United States (Vanguard U.S. funds), including the Fund offered in this prospectus, generally are not sold outside the United States, except to certain qualified investors. Non-U.S. investors should be aware that U.S. withholding and estate taxes and certain U.S. tax reporting requirements may apply to any investments in Vanguard U.S. funds. Foreign investors should visit the Non-U.S. Investors page on our website at vanguard.com for information on Vanguard’s non-U.S. products.

Invalid addresses. If an income dividend distribution or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest the distribution and all future distributions until you provide us with a valid mailing address. Reinvestments will receive the net asset value calculated on the date of the reinvestment.

Share Price

Share price, also known as net asset value (NAV), is calculated each business day as of the close of regular trading on the New York Stock Exchange (NYSE), generally 4 p.m., Eastern time. Each share class has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to the share class by the number of Fund shares outstanding for that class. On U.S. holidays or other days when the NYSE is closed, the NAV is not calculated, and the Fund does not sell or redeem shares. However, on those days the value of the Fund’s assets may be affected to the extent that the Fund holds securities that change in value on those days (such as securities that trade on foreign markets that are open).

Debt securities held by a Vanguard fund are valued based on information furnished by an independent pricing service or market quotations. Certain short-term debt instruments used to manage a fund’s cash are valued on the basis of amortized cost. The values of any mutual fund shares held by a fund are based on the NAVs of the shares. The values of any ETF or closed-end fund shares held by a fund are based on the market value of the shares.

When a fund determines that pricing-service information or market quotations either are not readily available or do not accurately reflect the value of a security, the security is priced at its fair value (the amount that the owner might reasonably expect to receive upon the current sale of the security). A fund also will use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund’s pricing time but after the close of the principal exchange or market on which the security is traded. This most commonly occurs with foreign securities, which may trade on foreign exchanges or markets that close many hours before the fund’s pricing time. Intervening events might be company-specific (e.g., earnings report, material credit events) or country-specific or regional/global (e.g., natural disaster, economic or political news, act of terrorism, interest rate change). Intervening events include price movements in U.S. markets that exceed a specified threshold or that are otherwise deemed to affect the value of foreign securities. A fund may also use fair-value pricing on bond market holidays when the fund is open for business (such as Columbus Day and Veterans Day).

Fair-value prices are determined by Vanguard according to procedures adopted by the board of trustees. When fair-value pricing is employed, the prices of securities used by a fund to calculate the NAV may differ from quoted or published prices for the same securities.

Vanguard fund share prices are published daily on our website at vanguard.com/prices.

Financial Highlights

The following financial highlights tables are intended to help you understand the Fund’s financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been obtained from the financial statements audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report—along with the Fund’s financial statements—is included in the Fund‘s most recent annual report to shareholders. You may obtain a free copy of the latest annual or semiannual report by visiting vanguard.com or by contacting Vanguard by telephone or mail.

Plain Talk About How to Read the Financial Highlights Tables

This explanation uses the Fund’s Investor Shares as an example. The Investor
Shares began fiscal year 2014 with a net asset value (share price) of $9.99 per share. During the year, each Investor Share earned $0.152 from investment income (interest) and $0.455 from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

Shareholders received $0.147 per share in the form of dividend distributions. A portion of each year’s distributions may come from the prior year’s income or capital gains.

The share price at the end of the year was $10.45, reflecting earnings of $0.607 per share and distributions of $0.147 per share. This was an increase of $0.46 per share (from $9.99 at the beginning of the year to $10.45 at the end of the year).
For a shareholder who reinvested the distributions in the purchase of more shares, the total return was 6.12% for the year.

As of October 31, 2014, the Investor Shares had approximately $14.6 billion in net assets. For the year, the expense ratio was 0.23% ($2.30 per $1,000 of net assets), and the net investment income amounted to 1.52% of average net assets. The Fund sold and replaced securities valued at 16% of its net assets.

Total International Bond Index Fund Investor Shares

	Year	May 31,
	Ended	2013[1] to
	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2014	2013
Net Asset Value, Beginning of Period	$9.99	$10.00
Investment Operations
Net Investment Income	.152	.060
Net Realized and Unrealized Gain (Loss) on Investments	.455	(.011)
Total from Investment Operations	.607	.049
Distributions
Dividends from Net Investment Income	(.147 )	(.059)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.147 )	(.059)
Net Asset Value, End of Period	$10.45	$9.99

Total Return[2]	6.12%	0.50%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,573	$12,454
Ratio of Total Expenses to Average Net Assets	0.23%	0.23%[3]
Ratio of Net Investment Income to Average Net Assets	1.52%	1.44%[3]
Portfolio Turnover Rate	16%	31%[4,5]

1	Inception.
2	Total returns do not include account service fees that may have applied in the periods shown.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares, including ETF Creation Units.
5	Excludes trading activity during the Transition Period. For additional information, see the Notes to Financial Statements section of the Fund’s annual report dated October 31, 2013.

Total International Bond Index Fund Admiral Shares
	Year	May 31,
	Ended	2013[1] to
	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2014	2013
Net Asset Value, Beginning of Period	$19.98	$20.00
Investment Operations
Net Investment Income	.312	.125
Net Realized and Unrealized Gain (Loss) on Investments	.903	(.023)
Total from Investment Operations	1.215	.102
Distributions
Dividends from Net Investment Income	(.305 )	(.122)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.305 )	(.122)
Net Asset Value, End of Period	$20.89	$19.98

Total Return[2]	6.13%	0.52%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,725	$1,636
Ratio of Total Expenses to Average Net Assets	0.19%	0.20%[3]
Ratio of Net Investment Income to Average Net Assets	1.56%	1.49%[3]
Portfolio Turnover Rate	16%	31%[4,5]

1	Inception.
2	Total returns do not include account service fees that may have applied in the periods shown.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares, including ETF Creation Units.
5	Excludes trading activity during the Transition Period. For additional information, see the Notes to Financial Statements section of the Fund’s annual report dated October 31, 2013.

Investing With Vanguard

This section of the prospectus explains the basics of doing business with Vanguard. Vanguard fund shares can be held directly with Vanguard or indirectly through an intermediary, such as a bank, a broker, or an investment advisor. If you hold Vanguard fund shares directly with Vanguard, you should carefully read each topic within this section that pertains to your relationship with Vanguard. If you hold Vanguard fund shares indirectly through an intermediary (including shares held through a Vanguard brokerage account), please see Investing With Vanguard Through Other Firms, and also refer to your account agreement with the intermediary for information about transacting in that account. Vanguard reserves the right to change the following policies without notice. Please call or check online for current information. See

Contacting Vanguard.

For Vanguard fund shares held directly with Vanguard, each fund you hold in an account is a separate “fund account.” For example, if you hold three funds in a nonretirement account titled in your own name, two funds in a nonretirement account titled jointly with your spouse, and one fund in an individual retirement account, you have six fund accounts—and this is true even if you hold the same fund in multiple accounts. Note that each reference to “you” in this prospectus applies to any one or more registered account owners or persons authorized to transact on your account.

Purchasing Shares

Vanguard reserves the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a fund account or to add to an existing fund account.

Investment minimums may differ for certain categories of investors.

Account Minimums for Investor Shares To open and maintain an account. $3,000.

To add to an existing account. Generally $1.

Account Minimums for Admiral Shares

To open and maintain an account. $10,000. If you request Admiral Shares when you open a new account but the investment amount does not meet the account minimum for Admiral Shares, your investment will be placed in Investor Shares of the Fund. Institutional, financial intermediary, and Vanguard retail managed clients should contact Vanguard for information on special eligibility rules that may apply to them.

To add to an existing account. Generally $1.

How to Initiate a Purchase Request

Be sure to check Exchanging Shares, Frequent-Trading Limitations, and Other Rules You Should Know before placing your purchase request.

Online. You may open certain types of accounts, request a purchase of shares, and request an exchange through our website or our mobile application if you are registered for online access.

By telephone. You may call Vanguard to begin the account registration process or request that the account-opening forms be sent to you. You may also call Vanguard to request a purchase of shares in your account or to request an exchange. See

Contacting Vanguard.

By mail. You may send Vanguard your account registration form and check to open a new fund account. To add to an existing fund account, you may send your check with an Invest-by-Mail form (from a transaction confirmation or your account statement), with a deposit slip (available online), or with a written request. You may also send a written request to Vanguard to make an exchange. For a list of Vanguard addresses, see Contacting Vanguard.

How to Pay for a Purchase

By electronic bank transfer. You may purchase shares of a Vanguard fund through an electronic transfer of money from a bank account. To establish the electronic bank transfer service on an account, you must designate the bank account online, complete a special form, or fill out the appropriate section of your account registration form. After the service is set up on your account, you can purchase shares by electronic bank transfer on a regular schedule (Automatic Investment Plan) or upon request. Your purchase request can be initiated online (if you are registered for online access), by telephone, or by mail.

By wire. Wiring instructions vary for different types of purchases. Please call Vanguard for instructions and policies on purchasing shares by wire. See Contacting Vanguard.

By check. You may make initial or additional purchases to your fund account by sending a check or by utilizing our mobile application if you are registered for online access. Also see How to Initiate a Purchase Request. Make your check payable to Vanguard and include the appropriate fund number (e.g., Vanguard—xx). For a list of Fund numbers (for share classes in this prospectus), see Additional Information.

By exchange. You may purchase shares of a Vanguard fund using the proceeds from the simultaneous redemption of shares of another Vanguard fund. You may initiate an exchange online (if you are registered for online access), by telephone, or by mail. See

Exchanging Shares.

Trade Date

The trade date for any purchase request received in good order will depend on the day and time Vanguard receives your request, the manner in which you are paying, and the type of fund you are purchasing. Your purchase will be executed using the NAV as calculated on the trade date. NAVs are calculated only on days that the New York Stock Exchange (NYSE) is open for trading (a business day).

For purchases by check into all funds other than money market funds and for purchases by exchange, wire, or electronic bank transfer (not using an Automatic Investment Plan) into all funds: If the purchase request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date for the purchase will be the same day. If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date for the purchase will be the next business day.

For purchases by check into money market funds: If the purchase request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date for the purchase will be the next business day. If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date for the purchase will be the second business day following the day Vanguard receives the purchase request. Because money market instruments must be purchased with federal funds and it takes a money market mutual fund one business day to convert check proceeds into federal funds, the trade date for the purchase will be one business day later than for other funds.

For purchases by electronic bank transfer using an Automatic Investment Plan: Your trade date generally will be the date you designated for withdrawal of funds from your bank account. Your bank account generally will be debited on the business day after your trade date. If the date you designated for withdrawal of funds from your bank account falls on a weekend, holiday, or other nonbusiness day, your trade date generally will be the previous business day.

If your purchase request is not accurate and complete, it may be rejected. See Other Rules You Should Know—Good Order.

For further information about purchase transactions, consult our website at vanguard.com or see Contacting Vanguard.

Other Purchase Rules You Should Know

Admiral Shares. Admiral Shares generally are not available for SIMPLE IRAs, Vanguard Individual 401(k) Plans, and Vanguard retail-serviced Individual 403(b)(7) Custodial Accounts.

Check purchases. All purchase checks must be written in U.S. dollars and must be drawn on a U.S. bank. Vanguard does not accept cash, traveler’s checks, or money orders. In addition, Vanguard may refuse “starter checks” and checks that are not made payable to Vanguard.

New accounts. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right, without notice, to close your account or take such other steps as we deem reasonable. Certain types of accounts may require additional documentation.

Refused or rejected purchase requests. Vanguard reserves the right to stop selling fund shares or to reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from another Vanguard fund. This also includes the right to reject any purchase request because the investor has a history of frequent trading or because the purchase may negatively affect a fund’s operation or performance.

Large purchases. Call Vanguard before attempting to invest a large dollar amount.

No cancellations. Vanguard will not accept your request to cancel any purchase request once processing has begun. Please be careful when placing a purchase request.

Converting Shares

When a conversion occurs, you receive shares of one class in place of shares of another class of the same fund. At the time of conversion, the dollar value of the “new” shares you receive equals the dollar value of the “old” shares that were converted. In other words, the conversion has no effect on the value of your investment in the fund at the time of the conversion. However, the number of shares you own after the conversion may be greater than or less than the number of shares you owned before the conversion, depending on the net asset values of the two share classes.

Vanguard will not accept your request to cancel any self-directed conversion request once processing has begun. Please be careful when placing a conversion request.

A conversion between share classes of the same fund is a nontaxable event.

Trade Date

The trade date for any conversion request received in good order will depend on the day and time Vanguard receives your request. Your conversion will be executed using the NAVs of the different share classes on the trade date. NAVs are calculated only on days that the NYSE is open for trading (a business day).

For a conversion request (other than a request to convert to ETF Shares) received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. For a conversion request received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day. See Other Rules You Should Know.

Conversions From Investor Shares to Admiral Shares

Self-directed conversions. If your account balance in the Fund is at least $10,000, you may ask Vanguard to convert your Investor Shares to Admiral Shares. You may request a conversion through our website (if you are registered for online access), by telephone, or by mail. Institutional, financial intermediary, and Vanguard retail managed clients should contact Vanguard for information on special eligibility rules that may apply to them. See Contacting Vanguard.

Automatic conversions. Vanguard conducts periodic reviews of account balances and may, if your account balance in the Fund exceeds $10,000, automatically convert your Investor Shares to Admiral Shares. You will be notified before an automatic conversion occurs and will have an opportunity to instruct Vanguard not to effect the conversion. Institutional, financial intermediary, and Vanguard retail managed clients should contact Vanguard for information on special eligibility rules that may apply to them.

Conversions to Institutional Shares

You are eligible for a self-directed conversion from another share class to Institutional Shares of the Fund, provided that your account meets all Institutional Shares’ eligibility requirements. You may request a conversion through our website (if you are registered for online access), or you may contact Vanguard by telephone or by mail to request this transaction. Accounts that qualify for Institutional Shares will not be automatically converted.

Conversions to ETF Shares

Owners of conventional shares (i.e., not exchange-traded shares) issued by the Fund may convert those shares to ETF Shares of equivalent value of the same fund. Please note that investors who own conventional shares through a 401(k) plan or other employer-sponsored retirement or benefit plan generally may not convert those shares to ETF Shares and should check with their plan sponsor or recordkeeper. ETF Shares, whether acquired through a conversion or purchased on the secondary market, cannot be converted to conventional shares. Also, ETF Shares of one fund cannot be exchanged for ETF Shares of another fund.

ETF Shares must be held in a brokerage account. Thus, before converting conventional shares to ETF Shares, you must have an existing, or open a new, brokerage account.

This account may be with Vanguard Brokerage Services® (Vanguard Brokerage) or with any other brokerage firm.

Vanguard Brokerage does not impose a fee on conversions from conventional shares to Vanguard ETF Shares. However, other brokerage firms may charge a fee to process a conversion. Vanguard reserves the right, in the future, to impose a transaction fee on conversions or to limit or terminate the conversion privilege. For additional information on converting conventional shares to ETF Shares, please contact Vanguard to obtain a prospectus for ETF Shares. See Contacting Vanguard.

Mandatory Conversions to Another Share Class

If an account no longer meets the balance requirements for a share class, Vanguard may automatically convert the shares in the account to another share class, as appropriate. A decline in the account balance because of market movement may result in such a conversion. Vanguard will notify the investor in writing before any mandatory conversion occurs. Please note that mandatory conversions do not apply to ETF Shares.

Redeeming Shares

How to Initiate a Redemption Request

Be sure to check Exchanging Shares, Frequent-Trading Limitations, and Other Rules You Should Know before placing your redemption request.

Online. You may request a redemption of shares or request an exchange through our website or our mobile application if you are registered for online access.

By telephone. You may call Vanguard to request a redemption of shares or an exchange. See Contacting Vanguard.

By mail. You may send a written request to Vanguard to redeem from a fund account or to make an exchange. See Contacting Vanguard.

How to Receive Redemption Proceeds

By electronic bank transfer. You may have the proceeds of a fund redemption sent directly to a designated bank account. To establish the electronic bank transfer service on an account, you must designate a bank account online, complete a special form, or fill out the appropriate section of your account registration form. After the service is set up on your account, you can redeem shares by electronic bank transfer on a regular schedule (Automatic Withdrawal Plan) or upon request. Your redemption request can be initiated online (if you are registered for online access), by telephone, or by mail.

By wire. To receive your proceeds by wire, you may instruct Vanguard to wire your redemption proceeds ($100 minimum) to a previously designated bank account. To establish the wire redemption service, you generally must designate a bank account online, complete a special form, or fill out the appropriate section of your account registration form.

By exchange. You may have the proceeds of a Vanguard fund redemption invested directly in shares of another Vanguard fund. You may initiate an exchange online (if you are registered for online access), by telephone, or by mail. See Exchanging Shares.

By check. If you have not chosen another redemption method, Vanguard will mail you a redemption check, generally payable to all registered account owners, normally within two business days of your trade date, and generally to the address of record.

Trade Date

The trade date for any redemption request received in good order will depend on the day and time Vanguard receives your request and the manner in which you are redeeming. Your redemption will be executed using the NAV as calculated on the trade date. NAVs are calculated only on days that the NYSE is open for trading (a business day).

For redemptions by check, exchange, or wire: If the redemption request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. If the redemption request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.

• Note on timing of wire redemptions from money market funds: For telephone requests received by Vanguard on a business day before 10:45 a.m., Eastern time (2 p.m., Eastern time, for Vanguard Prime Money Market Fund), the redemption proceeds generally will leave Vanguard by the close of business the same day. For telephone requests received by Vanguard on a business day after those cut-off times, or on a nonbusiness day, and for all requests other than by telephone, the redemption proceeds generally will leave Vanguard by the close of business on the next business day.

• Note on timing of wire redemptions from all other funds: For requests received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the redemption proceeds generally will leave Vanguard by the close of business on the next business day. For requests received by Vanguard on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the redemption proceeds generally will leave Vanguard by the close of business on the second business day after Vanguard receives the request.

For redemptions by electronic bank transfer using an Automatic Withdrawal Plan: Your trade date generally will be the date you designated for withdrawal of funds (redemption of shares) from your Vanguard account. Proceeds of redeemed shares generally will be credited to your designated bank account two business days after your trade date. If the date you designated for withdrawal of funds from your Vanguard account falls on a weekend, holiday, or other nonbusiness day, your trade date generally will be the previous business day.

For redemptions by electronic bank transfer not using an Automatic Withdrawal Plan: If the redemption request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. If the redemption request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.

If your redemption request is not accurate and complete, it may be rejected. If we are unable to send your redemption proceeds by wire or electronic bank transfer because the receiving institution rejects the transfer, Vanguard will make additional efforts to complete your transaction. If Vanguard is still unable to complete the transaction, we may send the proceeds of the redemption to you by check, generally payable to all registered account owners, or use your proceeds to purchase new shares of the fund from which you sold shares for the purpose of the wire or electronic bank transfer transaction. See Other Rules You Should Know—Good Order.

For further information about redemption transactions, consult our website at vanguard.com or see Contacting Vanguard.

Other Redemption Rules You Should Know

Documentation for certain accounts. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts.

Potentially disruptive redemptions. Vanguard reserves the right to pay all or part of a redemption in kind—that is, in the form of securities—if we reasonably believe that a cash redemption would negatively affect the fund’s operation or performance or that the shareholder may be engaged in market-timing or frequent trading. Under these circumstances, Vanguard also reserves the right to delay payment of the redemption proceeds for up to seven calendar days. By calling us before you attempt to redeem a large dollar amount, you may avoid in-kind or delayed payment of your redemption. Please see Frequent-Trading Limitations for information about Vanguard’s policies to limit frequent trading.

Recently purchased shares. Although you can redeem shares at any time, proceeds may not be made available to you until the fund collects payment for your purchase. This may take up to seven calendar days for shares purchased by check or by electronic bank transfer. If you have written a check on a fund with checkwriting privileges, that check may be rejected if your fund account does not have a sufficient available balance.

Address change. If you change your address online or by telephone, there may be up to a 14-day restriction on your ability to request check redemptions online and by telephone. You can request a redemption in writing at any time. Confirmations of address changes are sent to both the old and new addresses.

Payment to a different person or address. At your request, we can make your redemption check payable, or wire your redemption proceeds, to a different person or send it to a different address. However, this generally requires the written consent of all registered account owners and may require a signature guarantee or a notarized signature. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.

No cancellations. Vanguard will not accept your request to cancel any redemption request once processing has begun. Please be careful when placing a redemption request.

Emergency circumstances. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the NYSE is closed or during emergency circumstances, as determined by the SEC.

Exchanging Shares

An exchange occurs when you use the proceeds from the redemption of shares of one Vanguard fund to simultaneously purchase shares of a different Vanguard fund. You can make exchange requests online (if you are registered for online access), by telephone, or by mail. See Purchasing Shares and Redeeming Shares.

If the NYSE is open for regular trading (generally until 4 p.m., Eastern time, on a business day) at the time an exchange request is received in good order, the trade date generally will be the same day. See Other Rules You Should Know—Good Order for additional information on all transaction requests.

Vanguard will not accept your request to cancel any exchange request once processing has begun. Please be careful when placing an exchange request.

Please note that Vanguard reserves the right, without notice, to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason. See Frequent-Trading Limitations for additional restrictions on exchanges.

Frequent-Trading Limitations

Because excessive transactions can disrupt management of a fund and increase the fund’s costs for all shareholders, the board of trustees of each Vanguard fund places certain limits on frequent trading in the funds. Each Vanguard fund (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) limits an investor’s purchases or exchanges into a fund account for 60 calendar days after the investor has redeemed or exchanged out of that fund account. ETF Shares are not subject to these frequent-trading limits.

For Vanguard Retirement Investment Program pooled plans, the limitations apply to exchanges made online or by telephone.

These frequent-trading limitations do not apply to the following:

  Purchases of shares with reinvested dividend or capital gains distributions.
  Transactions through Vanguard’s Automatic Investment Plan, Automatic Exchange

Service, Direct Deposit Service, Automatic Withdrawal Plan, Required Minimum Distribution Service, and Vanguard Small Business Online®.

  Redemptions of shares to pay fund or account fees.
  Redemptions of shares to remove excess shareholder contributions to certain types of retirement accounts (including, but not limited to, IRAs, certain Individual 403(b)(7) Custodial Accounts, and Vanguard Individual 401(k) Plans).

• Transaction requests submitted by mail to Vanguard from shareholders who hold their accounts directly with Vanguard or through a Vanguard brokerage account. (Transaction requests submitted by fax, if otherwise permitted, are subject to the limitations.)

  Transfers and reregistrations of shares within the same fund.
  Purchases of shares by asset transfer or direct rollover.
  Conversions of shares from one share class to another in the same fund.
  Checkwriting redemptions.
  Section 529 college savings plans.
  Certain approved institutional portfolios and asset allocation programs, as well as trades made by Vanguard funds that invest in other Vanguard funds. (Please note that shareholders of Vanguard’s funds of funds are subject to the limitations.)

For participants in employer-sponsored defined contribution plans,* the frequent-trading limitations do not apply to:

• Purchases of shares with participant payroll or employer contributions or loan repayments.

  Purchases of shares with reinvested dividend or capital gains distributions.
  Distributions, loans, and in-service withdrawals from a plan.
  Redemptions of shares as part of a plan termination or at the direction of the plan.
  Automated transactions executed during the first six months of a participant’s enrollment in the Vanguard Managed Account Program.

  Redemptions of shares to pay fund or account fees.
  Share or asset transfers or rollovers.
  Reregistrations of shares.
  Conversions of shares from one share class to another in the same fund.
  Exchange requests submitted by written request to Vanguard. (Exchange requests submitted by fax, if otherwise permitted, are subject to the limitations.)

* The following Vanguard fund accounts are subject to the frequent-trading limitations: SEP-IRAs, SIMPLE IRAs, certain Individual 403(b)(7) Custodial Accounts, and Vanguard Individual 401(k) Plans.

Accounts Held by Institutions (Other Than Defined Contribution Plans)

Vanguard will systematically monitor for frequent trading in institutional clients’ accounts. If we detect suspicious trading activity, we will investigate and take appropriate action, which may include applying to a client’s accounts the 60-day policy previously described, prohibiting a client’s purchases of fund shares, and/or revoking the client’s exchange privilege.

Accounts Held by Intermediaries

When intermediaries establish accounts in Vanguard funds for the benefit of their clients, we cannot always monitor the trading activity of the individual clients. However, we review trading activity at the intermediary (omnibus) level, and if we detect suspicious activity, we will investigate and take appropriate action. If necessary, Vanguard may prohibit additional purchases of fund shares by an intermediary, including for the benefit of certain of the intermediary’s clients. Intermediaries also may monitor their clients’ trading activities with respect to Vanguard funds.

For those Vanguard funds that charge purchase and/or redemption fees, intermediaries will be asked to assess these fees on client accounts and remit these fees to the funds. The application of purchase and redemption fees and frequent-

trading limitations may vary among intermediaries. There are no assurances that Vanguard will successfully identify all intermediaries or that intermediaries will properly assess purchase and redemption fees or administer frequent-trading limitations. If you invest with Vanguard through an intermediary, please read that firm’s materials carefully to learn of any other rules or fees that may apply.

Other Rules You Should Know

Prospectus and Shareholder Report Mailings

Vanguard attempts to eliminate the unnecessary expense of duplicate mailings by sending just one summary prospectus (or prospectus) and/or shareholder report when two or more shareholders have the same last name and address. You may request individual prospectuses and reports by contacting our Client Services Department in writing, by telephone, or online. See Contacting Vanguard.

Vanguard.com

Registration. If you are a registered user of vanguard.com, you can review your account holdings; buy, sell, or exchange shares of most Vanguard funds; and perform most other transactions through our website. You must register for this service online.

Electronic delivery. Vanguard can deliver your account statements, transaction confirmations, prospectuses, tax forms, and shareholder reports electronically. If you are a registered user of vanguard.com, you can consent to the electronic delivery of these documents by logging on and changing your mailing preferences under “Account Maintenance.” You can revoke your electronic consent at any time through our website, and we will begin to send paper copies of these documents within 30 days of receiving your revocation.

Telephone Transactions

Automatic. When we set up your account, we will automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing.

Tele-Account®. To obtain fund and account information through Vanguard’s automated telephone service, you must first establish a Personal Identification Number (PIN) by calling Tele-Account at 800-662-6273.

Proof of a caller’s authority. We reserve the right to refuse a telephone request if the caller is unable to provide the requested information or if we reasonably believe that the caller is not an individual authorized to act on the account. Before we allow a caller to act on an account, we may request the following information:

• Authorization to act on the account (as the account owner or by legal documentation or other means).

  Account registration and address.
  Fund name and account number, if applicable.
  Other information relating to the caller, the account owner, or the account.

Good Order

We reserve the right to reject any transaction instructions that are not in “good order.” Good order generally means that your instructions:

• Are provided by the person(s) authorized in accordance with Vanguard’s policies and procedures to access the account and request transactions.

  Include the fund name and account number.
  Include the amount of the transaction (stated in dollars, shares, or percentage).
  Have an original signature and date from the authorized person(s).

Written instructions also must generally include:

• Signature guarantees or notarized signatures, if required for the type of transaction.

(Call Vanguard for specific requirements.)

• Any supporting documentation that may be required.

Written instructions are acceptable when a Vanguard form is not applicable. The requirements vary among types of accounts and transactions. For more information, consult our website at vanguard.com or see Contacting Vanguard.

Vanguard reserves the right, without notice, to revise the requirements for good order.

Future Trade-Date Requests

Vanguard does not accept requests to hold a purchase, conversion, redemption, or exchange transaction for a future date. All such requests will receive trade dates as previously described in Purchasing Shares, Converting Shares, Redeeming Shares, and

Exchanging Shares. Vanguard reserves the right to return future-dated purchase checks.

Accounts With More Than One Owner

If an account has more than one owner or authorized person, Vanguard generally will accept instructions from any one owner or authorized person.

Responsibility for Fraud

Vanguard will not be responsible for any account losses because of fraud if we reasonably believe that the person transacting business on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private, and immediately review any account statements or other information that we provide to you. It is important that you contact Vanguard immediately about any transactions or changes to your account that you believe to be unauthorized.

Uncashed Checks

Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks. Vanguard may be required to transfer assets related to uncashed checks to a state under the state’s abandoned property law.

Dormant Accounts

If your account has no activity in it for a period of time, Vanguard may be required to transfer it to a state under the state’s abandoned property law.

Unusual Circumstances

If you experience difficulty contacting Vanguard online or by telephone, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

Investing With Vanguard Through Other Firms

You may purchase or sell shares of most Vanguard funds through a financial intermediary, such as a bank, a broker, or an investment advisor. Please consult your financial intermediary to determine which, if any, shares are available through that firm and to learn about other rules that may apply.

Please see Frequent-Trading Limitations—Accounts Held by Intermediaries for information about the assessment of any purchase or redemption fees and the monitoring of frequent trading for accounts held by intermediaries.

Account Service Fee

Vanguard charges a $20 account service fee on fund accounts that have a balance below $10,000 for any reason, including market fluctuation. The account service fee applies to both retirement and nonretirement fund accounts and will be assessed on fund accounts in all Vanguard funds, regardless of the account minimum. The fee, which will be collected by redeeming fund shares in the amount of $20, will be deducted from a fund account only once per calendar year.

If you register on vanguard.com and elect to receive electronic delivery of statements, reports, and other materials for all of your fund accounts, the account service fee for balances below $10,000 will not be charged, so long as that election remains in effect.

The account service fee also does not apply to the following:

• Money market sweep accounts owned in connection with a Vanguard Brokerage Services® account.

  Accounts held through intermediaries.
  Accounts held by institutional clients.
  Accounts held by Voyager, Voyager Select, Flagship, and Flagship Select clients.

Eligibility is based on total household assets held at Vanguard, with a minimum of $50,000 to qualify for Vanguard Voyager Services®, $500,000 for Vanguard Voyager Select Services®, $1 million for Vanguard Flagship Services®, and $10 million for Vanguard Flagship Select Services™. Vanguard determines eligibility by aggregating assets of all qualifying accounts held by the investor and immediate family members who reside at the same address. Aggregate assets include investments in Vanguard mutual funds, Vanguard ETFs®, certain annuities through Vanguard, the Vanguard 529 Plan, and certain small-business accounts. Assets in employer-sponsored retirement plans for which Vanguard provides recordkeeping services may be included in determining eligibility if the investor also has a personal account holding Vanguard mutual funds. Note that assets held in a Vanguard Brokerage Services account (other than Vanguard funds, including Vanguard ETFs) are not included when determining a household’s eligibility.

• Participant accounts in employer-sponsored defined contribution plans.* Please consult your enrollment materials for the rules that apply to your account.

  Section 529 college savings plans.
  The following Vanguard fund accounts have alternative fee structures: SIMPLE IRAs,

certain Individual 403(b)(7) Custodial Accounts, Vanguard Retirement Investment Program pooled plans, and Vanguard Individual 401(k) Plans.

Low-Balance Accounts

The Fund reserves the right to liquidate a fund account whose balance falls below the account minimum for any reason, including market fluctuation. This policy applies to nonretirement fund accounts and accounts that are held through intermediaries.

Right to Change Policies

In addition to the rights expressly stated elsewhere in this prospectus, Vanguard reserves the right, without notice, to (1) alter, add, or discontinue any conditions of purchase (including eligibility requirements), redemption, exchange, conversion, service, or privilege at any time; (2) accept initial purchases by telephone; (3) freeze any account and/or suspend account services if Vanguard has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners, or if Vanguard reasonably believes a fraudulent transaction may occur or has occurred; (4) temporarily freeze any account and/or suspend account services upon initial notification to Vanguard of the death of the shareholder until Vanguard receives required documentation in good order; (5) alter, impose, discontinue, or waive any purchase fee, redemption fee, account service fee, or other fees charged to a group of shareholders; and (6) redeem an account or suspend account privileges, without the owner’s permission to do so, in cases of threatening conduct or activity Vanguard believes to be suspicious, fraudulent, or illegal. Changes may affect any or all investors. These actions will be taken when, at the sole discretion of Vanguard management, Vanguard reasonably believes they are deemed to be in the best interest of a fund.

Share Classes

Vanguard reserves the right, without notice, to change the eligibility requirements of its share classes, including the types of clients who are eligible to purchase each share class.

Fund and Account Updates

Confirmation Statements

We will send (or provide through our website, whichever you prefer) a confirmation of your trade date and the amount of your transaction when you buy, sell, exchange, or convert shares. However, we will not send confirmations reflecting only checkwriting redemptions or the reinvestment of dividend or capital gains distributions. For any month in which you had a checkwriting redemption, a Checkwriting Activity Statement will be sent to you itemizing the checkwriting redemptions for that month. Promptly review each confirmation statement that we provide to you. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on a confirmation statement, or Vanguard will consider the transaction properly processed.

Portfolio Summaries

We will send (or provide through our website, whichever you prefer) quarterly portfolio summaries to help you keep track of your accounts throughout the year. If you prefer, you may request to receive monthly portfolio summaries. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, redemptions, exchanges, transfers, and conversions for the current calendar quarter (or month). Promptly review each summary that we provide to you. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on the summary, or Vanguard will consider the transaction properly processed.

Tax Information Statements

For most accounts, we are required to provide annual tax forms to assist you in preparing your income tax returns. We will generally send (or provide through our website, whichever you prefer) annual tax forms in January. These forms will report the previous year’s dividends, capital gains distributions, proceeds from the sale of shares from taxable accounts, and distributions from IRAs and other retirement plans. Registered users of vanguard.com can also view these forms through our website. Vanguard may also provide you with additional tax-related documentation. For more information, consult our website at vanguard.com or see Contacting Vanguard.

Annual and Semiannual Reports

We will send (or provide through our website, whichever you prefer) reports about Vanguard Total International Bond Index Fund twice a year, in June and December. These reports include overviews of the financial markets and provide the following specific Fund information:

  Performance assessments and comparisons with industry benchmarks.
  Financial statements with listings of Fund holdings.

Portfolio Holdings

Please consult the Fund’s Statement of Additional Information or our website for a description of the policies and procedures that govern disclosure of the Fund’s portfolio holdings.

Contacting Vanguard

Web
Vanguard.com	For the most complete source of Vanguard news
For fund, account, and service information
For most account transactions
For literature requests
24 hours a day, 7 days a week

Phone
Vanguard Tele-Account® 800-662-6273	For automated fund and account information
Toll-free, 24 hours a day, 7 days a week
Investor Information 800-662-7447	For fund and service information
(Text telephone for people with hearing	For literature requests
impairment at 800-749-7273)	Hours of operation: Monday–Friday, 8 a.m. to 10 p.m.,
Eastern time; Saturday, 9 a.m. to 4 p.m., Eastern time
Client Services 800-662-2739	For account information
(Text telephone for people with hearing	For most account transactions
impairment at 800-749-7273)	Hours of operation: Monday–Friday, 8 a.m. to 10 p.m.,
Eastern time; Saturday, 9 a.m. to 4 p.m., Eastern time
Institutional Division	For information and services for large institutional investors
888-809-8102	Hours of operation: Monday–Friday, 8:30 a.m. to 9 p.m.,
Eastern time
Financial Advisor and Intermediary	For information and services for financial intermediaries
Sales Support 800-997-2798	including financial advisors, broker-dealers, trust institutions, and insurance companies
Hours of operation: Monday–Friday, 8:30 a.m. to 7 p.m.,
Eastern time
Financial Advisory and Intermediary	For account information and trading support for financial
Trading Support 800-669-0498	intermediaries including financial advisors, broker-dealers, trust institutions, and insurance companies
Hours of operation: Monday–Friday, 8:30 a.m. to 5 p.m.,
Eastern time

Vanguard Addresses

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Regular Mail (Individuals)		The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110
Regular Mail (Institutions and Intermediaries)		The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900
Registered, Express, or Overnight Mail		The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815

Additional Information

Vanguard
	Inception	Suitable	Newspaper	Fund	CUSIP
	Date	for IRAs	Abbreviation	Number	Number
Total International Bond Index Fund
Investor Shares	5/31/2013	Yes	TotIntBdIxFdInv	1231	92203J100
Admiral Shares	5/31/2013	Yes	TotIntBdIxFdAdm	511	92203J308

CFA® is a registered trademark owned by CFA Institute.

Morningstar data © 2015 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

Vanguard Total International Bond Index Fund is not sponsored, endorsed, issued, sold or promoted by Barclays Capital Inc. or any of its affiliates (“Barclays”). Barclays makes no representation or warranty, express or implied, to the owners or purchasers of Vanguard Total International Bond Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard Total International Bond Index Fund particularly or the ability of the Barclays Index to track general bond market performance. Barclays has not passed on the legality or suitability of the Vanguard Total International Bond Index Fund with respect to any person or entity. Barclays’ only relationship to Vanguard and Vanguard Total International Bond Index Fund is the licensing of the Barclays Index which is determined, composed and calculated by Barclays without regard to Vanguard or the Vanguard Total International Bond Index Fund or any owners or purchasers of the Vanguard Total International Bond Index Fund. Barclays has no obligation to take the needs of Vanguard, Vanguard Total International Bond Index Fund or the owners of Vanguard Total International Bond Index Fund into consideration in determining, composing or calculating the Barclays Index. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of Vanguard Total International Bond Index Fund to be issued. Barclays has no obligation or liability in connection with the administration, marketing or trading of the Vanguard Total International Bond Index Fund.

BARCLAYS SHALL HAVE NO LIABILITY TO THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE INDEX. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF THE VANGUARD TOTAL INTERNATIONAL BOND INDEX FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. BARCLAYS RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BARCLAYS GLOBAL AGGREGATE EX-USD FLOAT ADJUSTED RIC CAPPED INDEX (USD HEDGED), AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BARCLAYS GLOBAL AGGREGATE EX-USD FLOAT ADJUSTED RIC CAPPED INDEX (USD HEDGED). BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY INDIRECT OR CONSEQUENTIAL DAMAGES RESULTING FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN.

©2015 Barclays. Used with Permission.

Source: Barclays Global Family of Indices. Copyright 2015, Barclays. All rights reserved.

Glossary of Investment Terms

Active Management. An investment approach that seeks to exceed the average returns of a particular financial market or market segment. In selecting securities to buy and sell, active managers may rely on, among other things, research, market forecasts, quantitative models, and their own judgment and experience.

Average Maturity. The average length of time until bonds held by a fund reach maturity and are repaid. In general, the longer the average maturity, the more a fund’s share price fluctuates in response to changes in market interest rates. In calculating average maturity, a fund uses a bond’s maturity or, if applicable, an earlier date on which the advisor believes it is likely that a maturity-shortening device (such as a call, a put, a refunding, a prepayment, or a redemption provision or an adjustable coupon) will cause the bond to be repaid.

Bond. A debt security (IOU) issued by a corporation, a government, or a government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and generally to make regular interest payments until that date.

Capital Gains Distribution. Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

Coupon Rate. The interest rate paid by the issuer of a debt security until its maturity. It is expressed as an annual percentage of the face value of the security.

Dividend Distribution. Payment to mutual fund shareholders of income from interest or dividends generated by a fund’s investments.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but it does not include the transaction costs of buying and selling portfolio securities.

Face Value. The amount to be paid at a bond’s maturity; also known as the par value or principal.

Fixed Income Security. An investment, such as a bond, representing a debt that must be repaid by a specified date, and on which the borrower must pay a fixed, variable, or floating rate of interest.

Float-Adjusted Index. An index that weights its constituent securities based on the value of the constituent securities that are available for public trading, rather than the value of all constituent securities. Some portion of an issuer’s securities may be unavailable for public trading because, for example, those securities are owned by company insiders on a restricted basis or by a government agency. By excluding unavailable securities, float-adjusted indexes can produce a more accurate picture of the returns actually experienced by investors in the measured market.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is generally measured from the inception date.

Indexing. A low-cost investment strategy in which a mutual fund attempts to track—rather than outperform—a specified market benchmark, or “index.”

Investment-Grade Bond. A debt security whose credit quality is considered by independent bond-rating agencies, or through independent analysis conducted by a fund’s advisor, to be sufficient to ensure timely payment of principal and interest under current economic circumstances. Debt securities rated in one of the four highest rating categories are considered investment-grade. Other debt securities may be considered by an advisor to be investment-grade.

Mutual Fund. An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

Principal. The face value of a debt instrument or the amount of money put into an investment.

Securities. Stocks, bonds, money market instruments, and other investments.

Total Return. A percentage change, over a specified time period, in a mutual fund’s net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

Volatility. The fluctuations in value of a mutual fund or other security. The greater a fund’s volatility, the wider the fluctuations in its returns.

Yield. Income (interest or dividends) earned by an investment, expressed as a percentage of the investment’s price.

P.O. Box 2600
Valley Forge, PA 19482-2600

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For More Information	If you are a current Vanguard shareholder and would
If you would like more information about Vanguard	like information about your account, account
Total International Bond Index Fund, the following	transactions, and/or account statements, please call:
documents are available free upon request:
Client Services Department
Annual/Semiannual Reports to Shareholders	Telephone: 800-662-2739
Additional information about the Fund’s investments is	Text telephone for people with hearing impairment:
available in the Fund’s annual and semiannual reports	800-749-7273
to shareholders. In the annual report, you will find a
Information Provided by the Securities and
discussion of the market conditions and investment
Exchange Commission (SEC)
strategies that significantly affected the Fund’s
You can review and copy information about the Fund
performance during its last fiscal year.
(including the SAI) at the SEC’s Public Reference Room
Statement of Additional Information (SAI)	in Washington, DC. To find out more about this public
The SAI provides more detailed information about the	service, call the SEC at 202-551-8090. Reports and
Fund and is incorporated by reference into (and thus	other information about the Fund are also available in
legally a part of) this prospectus.	the EDGAR database on the SEC’s website at
www.sec.gov, or you can receive copies of this
To receive a free copy of the latest annual or semiannual
information, for a fee, by electronic request at the
report or the SAI, or to request additional information
following e-mail address: publicinfo@sec.gov, or by
about the Fund or other Vanguard funds, please visit
writing the Public Reference Section, Securities and
vanguard.com or contact us as follows:
Exchange Commission, Washington, DC 20549-1520.
The Vanguard Group
Fund’s Investment Company Act file number: 811-22619
Investor Information Department
P.O. Box 2600
Valley Forge, PA 19482-2600
Telephone: 800-662-7447
Text telephone for people with hearing impairment:
800-749-7273

© 2015 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

P 1231 022015

Vanguard Total International Bond Index Fund
Prospectus

February 26, 2015

Institutional Shares
Vanguard Total International Bond Index Fund Institutional Shares (VTIFX)

This prospectus contains financial data for the Fund through the fiscal year ended October 31, 2014.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Fund Summary	1	Investing With Vanguard	27
Investing in Index Funds	7	Purchasing Shares	27
More on the Fund	8	Converting Shares	30
The Fund and Vanguard	19	Redeeming Shares	32
Investment Advisor	20	Exchanging Shares	35
Dividends, Capital Gains, and Taxes	22	Frequent-Trading Limitations	35
Share Price	24	Other Rules You Should Know	37
Financial Highlights	25	Fund and Account Updates	41
		Contacting Vanguard	43
		Additional Information	44
		Glossary of Investment Terms	46

Fund Summary

Investment Objective

The Fund seeks to track the performance of a benchmark index that measures the investment return of non-U.S. dollar-denominated investment-grade bonds.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.09%
12b-1 Distribution Fee	None
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.12%

1

Example

The following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund’s shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$12	$39	$68	$154

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged). This Index provides a broad-based measure of the global, investment-grade, fixed-rate debt markets. The Index includes government, government agency, corporate, and securitized non-U.S. investment-grade fixed income investments, all issued in currencies other than the U.S. dollar and with maturities of more than one year. The Index is capped to comply with investment company diversification standards of the Internal Revenue Code, which state that, at the close of each fiscal quarter, a fund’s (1) exposure to any particular bond issuer may not exceed 25% of the fund’s assets, and (2) aggregate exposure to issuers that individually constitute 5% or more of the fund may not exceed 50% of the fund’s assets. To help enforce these limits, if the Index, on the last business day of any month, were to have greater than 20% exposure to any particular bond issuer, or greater than 48% aggregate exposure to issuers that individually constitute 5% or more of the Index, then the excess would be reallocated to bonds of other issuers represented in the Index. The Fund will attempt to hedge its foreign currency exposure in order to correlate to the returns of the Index, which is U.S. dollar hedged.

2

Such hedging is intended to minimize the currency risk associated with investment in bonds denominated in currencies other than the U.S. dollar.

The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the Fund’s investments will be selected through the sampling process and, under normal circumstances, at least 80% of the Fund’s assets will be invested in bonds included in the Index. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which generally ranges between 5 and 10 years and, as of October 31, 2014, was 8.6 years.

Principal Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund is subject to the following risks, which could affect the Fund’s performance:

• Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests in a geographically diverse mix of short-, intermediate-, and long-term bonds.

• Income risk, which is the chance that the Fund’s income will decline because of falling interest rates. Income risk should be moderate for the Fund because it invests in a diverse mix of short-, intermediate-, and long-term bonds, so investors should expect the Fund’s monthly income to fluctuate.

• Credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. Credit risk should be low for the Fund because it purchases only bonds that are of investment-grade quality.

• Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Call risk should be low for the Fund because it invests only a small portion of its assets in callable bonds.

• Country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value or liquidity of securities issued by foreign companies, governments, or government agencies. Because the Fund may invest a large portion of its assets in bonds of issuers located in a particular country or region, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk for the Fund is high.

3

• Nondiversification risk, which is the chance that the Fund’s performance may be hurt disproportionately by the poor performance of bonds issued by just a few or even a single issuer. The Fund is considered nondiversified, which means that it may invest a significant percentage of its assets in bonds issued by a small number of issuers.

• Currency hedging risk, which is the chance that the currency hedging transactions entered into by the Fund may not perfectly offset the Fund’s foreign currency exposure. The Fund seeks to mimic the performance of foreign bonds without regard to currency exchange rate fluctuations. To accomplish this goal, the Fund attempts to offset, or hedge, its foreign currency exposure by entering into currency hedging transactions. However, it generally is not possible to perfectly hedge the Fund’s foreign currency exposure. The Fund will decline in value if it underhedges a currency that has weakened or overhedges a currency that has strengthened relative to the U.S. dollar. In addition, the Fund will incur expenses to hedge its foreign currency exposure. By entering into currency hedging transactions, the Fund may eliminate any chance to benefit from favorable fluctuations in relevant currency exchange rates. Currency hedging risk for the Fund is low.

• Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund‘s Institutional Shares in their first full calendar year. The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund‘s target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

4

Annual Total Returns — Vanguard Total International Bond Index Fund Institutional Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 2.52% (quarter ended December 31, 2014), and the lowest return for a quarter was 1.85% (quarter ended September 30, 2014).

Average Annual Total Returns for Periods Ended December 31, 2014
		Since
		Inception
		(May 31,
	1 Year	2013)
Vanguard Total International Bond Index Fund Institutional Shares
Return Before Taxes	8.91%	5.50%
Return After Taxes on Distributions	8.14	4.77
Return After Taxes on Distributions and Sale of Fund Shares	5.03	3.86
Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index
(USD Hedged)
(reflects no deduction for fees, expenses, or taxes)	9.14%	5.75%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

5

Investment Advisor
The Vanguard Group, Inc. (Vanguard)

Portfolio Managers

Joshua C. Barrickman, CFA, Principal of Vanguard and head of Vanguard’s Fixed Income Indexing Americas. He has co-managed the Fund since its inception in 2013.

Yan Pu, CFA, Portfolio Manager at Vanguard. She has co-managed the Fund since its inception in 2013.

Purchase and Sale of Fund Shares

You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 1110, Valley Forge, PA 19482-1110), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Institutional Shares is $5 million. The minimum investment amount required to add to an existing Fund account is generally $1.

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply.

Payments to Financial Intermediaries

The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.

6

Investing in Index Funds

What Is Indexing?

Indexing is an investment strategy for tracking the performance of a specified market benchmark, or “index.” An index is a group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets—such as the U.S. stock market or the U.S. bond market. Other indexes cover market segments—such as small-capitalization stocks or short-term bonds. The index sponsor determines the securities to include in the index, the weighting of each security in the index, and the appropriate time to make changes to the composition of the index. One cannot invest directly in an index.

An index fund holds all, or a representative sample, of the securities that make up its target index. Index funds attempt to mirror the performance of the target index, for better or worse. However, an index fund generally does not perform exactly like its target index. For example, like all mutual funds, index funds have operating expenses and transaction costs. Market indexes do not, and therefore they will usually have a slight performance advantage over funds that track them.

Index funds typically have the following characteristics:

• Variety of investments. Most Vanguard index funds generally invest in the securities of a variety of companies, industries, and government entities.

• Relative performance consistency. Because they seek to track market benchmarks, index funds usually do not perform dramatically better or worse than their benchmarks.

• Low cost. Index funds are inexpensive to run compared with actively managed funds. They have low or no research costs and typically keep trading activity—and thus dealer markups and other transaction costs—to a minimum compared with actively managed funds.

7

More on the Fund

This prospectus describes the principal risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: generally, the higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: the lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for fluctuations in the securities markets. Look for this symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk® explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.

Share Class Overview

This prospectus offers the Fund‘s Institutional Shares, which are generally for investors who invest a minimum of $5 million. A separate prospectus offers the Fund‘s Investor Shares and Admiral™ Shares, which generally have investment minimums of $3,000 and $10,000, respectively. In addition, the Fund issues an exchange-traded class of shares (ETF Shares), which are also offered through a separate prospectus.

All share classes offered by the Fund have the same investment objective, strategies, and policies. However, different share classes have different expenses; as a result, their investment performances will differ.

Plain Talk About Fund Expenses

All mutual funds have operating expenses. These expenses, which are deducted from a fund’s gross income, are expressed as a percentage of the net assets of the fund. Assuming that operating expenses remain as stated in the Fees and
Expenses section, Vanguard Total International Bond Index Fund Institutional
Shares’ expense ratio would be 0.12%, or $1.20 per $1,000 of average net assets. The average expense ratio for international income funds in 2013 was
1.01%, or $10.10 per $1,000 of average net assets (derived from data provided by
Lipper, a Thomson Reuters Company, which reports on the mutual fund industry).

8

Plain Talk About Costs of Investing

Costs are an important consideration in choosing a mutual fund. That is because you, as a shareholder, pay a proportionate share of the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or the capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund‘s performance.

The following sections explain the principal investment strategies and policies that the Fund uses in pursuit of its objective. The Fund‘s board of trustees, which oversees the Fund‘s management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Note that the Fund‘s investment objective is not fundamental and may be changed without a shareholder vote. The Fund‘s policy of investing at least 80% of its assets in securities that are held in its target index may be changed only upon 60 days‘ notice to shareholders.

Market Exposure

The Fund is subject to interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests in a geographically diverse mix of short-, intermediate-, and long-term bonds.

Although bonds are often thought to be less risky than stocks, there have been periods when bond prices have fallen significantly because of rising interest rates. For instance, prices of U.S. long-term bonds fell by almost 48% between December 1976 and September 1981. Note that over comparable periods of time, the prices of foreign bonds and U.S. bonds may increase or decrease by different amounts, and in some cases may move in opposite directions.

To illustrate the relationship between bond prices and interest rates, the following table shows the effect of a 1% and a 2% change (both up and down) in interest rates on the values of three noncallable bonds (i.e., bonds that cannot be redeemed by the issuer) of different maturities, each with a face value of $1,000.

9

How Interest Rate Changes Affect the Value of a $1,000 Bond[1]
	After a 1%	After a 1%	After a 2%	After a 2%
Type of Bond (Maturity)	Increase	Decrease	Increase	Decrease
Short-Term (2.5 years)	$977	$1,024	$954	$1,049
Intermediate-Term (10 years)	922	1,086	851	1,180
Long-Term (20 years)	874	1,150	769	1,328
1 Assuming a 4% coupon.

These figures are for illustration only; you should not regard them as an indication of future performance of foreign bonds generally or the Fund in particular.

Plain Talk About Bonds and Interest Rates

As a rule, when interest rates rise, bond prices fall. The opposite is also true:
Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let’s assume that you hold a bond offering a 4%
yield. A year later, interest rates are on the rise and bonds of comparable quality and maturity are offered with a 5% yield. With higher-yielding bonds available, you would have trouble selling your 4% bond for the price you paid—you would probably have to lower your asking price. On the other hand, if interest rates were falling and 3% bonds were being offered, you should be able to sell your 4% bond for more than you paid.

Changes in interest rates can affect bond income as well as bond prices.

The Fund is subject to income risk, which is the chance that the Fund’s income will decline because of falling interest rates. A fund’s income declines when interest rates fall because the fund then must invest new cash flow and cash from maturing bonds in lower-yielding bonds. Income risk should be moderate for the Fund because it invests in a diverse mix of short-, intermediate-, and long-term bonds, so investors should expect the Fund’s monthly income to fluctuate.

10

Plain Talk About Bond Maturities

A bond is issued with a specific maturity date—the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk you, as a bond investor, will face as interest rates rise—but also the higher the potential yield you could receive. Longer-term bonds are more suitable for investors willing to take a greater risk of price fluctuations to get higher and more stable interest income. Shorter-term bond investors should be willing to accept lower yields and greater income variability in return for less fluctuation in the value of their investment.

Although falling interest rates tend to strengthen bond prices, they can cause other sorts of problems for bond fund investors—bond calls and prepayments.

The Fund is subject to call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Because the Fund invests only a small portion of its assets in callable bonds, call risk should be low for the Fund.

The Fund is subject to credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. Credit risk should be low for the Fund because it purchases only bonds that are of investment-grade quality.

Although the Fund purchases only investment-grade bonds, a bond held by the Fund may be downgraded, causing the Fund to hold securities below investment-grade. If a bond is downgraded below investment-grade, the Fund will generally attempt to sell the bond within a reasonable period of time. If the Fund determines that the bond cannot be sold at a reasonable price, the Fund may hold the bond until a reasonable price for the bond may be obtained.

11

Plain Talk About Credit Quality

A bond’s credit-quality rating is an assessment of the issuer’s ability to pay interest on the bond and, ultimately, to repay the principal. Credit quality is evaluated by one of the nationally recognized statistical rating organizations (for example, Moody‘s
Investors Service, Inc., or Standard & Poor‘s) or through independent analysis conducted by a fund’s advisor. The lower the rating, the greater the chance—in the rating agency’s or advisor’s opinion—that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond’s credit rating, the higher its yield should be to compensate investors for assuming additional risk. Investment-grade bonds are those rated in one of the four highest ratings categories. A fund may treat an unrated bond as investment-grade if warranted by the advisor’s analysis.

The Fund is subject to country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value or liquidity of securities issued by foreign companies, governments, or government agencies. Because the Fund may invest a large portion of its assets in bonds of issuers located in a particular country or region, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk for the Fund is high.

As of October 31, 2014, the target index for the Fund held a substantial percentage of its assets in bonds of issuers located in a small number of countries, as shown in the following table:

Barclays Global Aggregate ex-USD
Float Adjusted RIC Capped Index (USD Hedged)
Japan	20.32%
France	11.33
Germany	10.56
United Kingdom	8.96
Italy	8.36
Spain	5.67
Canada	5.49
Total	70.69%

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The Fund is subject to nondiversification risk, which is the chance that the Fund’s performance may be hurt disproportionately by the poor performance of bonds issued by just a few or even a single issuer. The Fund is considered nondiversified, which means that it may invest a significant percentage of its assets in bonds issued by a small number of issuers.

As of October 31, 2014, the target index for the Fund held a substantial percentage of its assets in bonds of a small number of issuers, as shown in the following table:

Barclays Global Aggregate ex-USD
Float Adjusted RIC Capped Index (USD Hedged)
Government of Japan	18.9%
Government of Italy	7.1
Government of France	7.1
Government of Germany	5.8
Government of United Kingdom	5.7
Total	44.6%

The Fund is subject to currency hedging risk, which is the chance that the currency hedging transactions entered into by the Fund may not perfectly offset the Fund’s foreign currency exposure. The Fund seeks to mimic the performance of foreign bonds without regard to currency exchange rate fluctuations. To accomplish this goal, the Fund attempts to offset, or hedge, its foreign currency exposure by entering into currency hedging transactions. However, it generally is not possible to perfectly hedge the Fund’s foreign currency exposure. The Fund will decline in value if it underhedges a currency that has weakened or overhedges a currency that has strengthened relative to the U.S. dollar. In addition, the Fund will incur expenses to hedge its foreign currency exposure. By entering into currency hedging transactions, the Fund may eliminate any chance to benefit from favorable fluctuations in relevant currency exchange rates. Currency hedging risk for the Fund is low.

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Plain Talk About International Investing

U.S. investors who invest abroad will encounter risks not typically associated with U.S. companies because foreign stock and bond markets operate differently from the U.S. markets. For instance, foreign companies and governments are not subject to the same accounting, auditing, and financial-reporting standards and practices as U.S. companies and the U.S. government, and their stocks and bonds may not be as liquid as those of similar U.S. entities. In addition, foreign stock exchanges, brokers, companies, bond markets, and dealers may be subject to less government supervision and regulation than their counterparts in the
United States. These factors, among others, could negatively affect the returns
U.S. investors receive from foreign investments.

Security Selection

Index sampling strategy. Because it would be very expensive and inefficient to buy and sell all, or substantially all, of the bonds held in its target index—which is an indexing strategy called “replication”—the Fund uses index “sampling” techniques to select securities. Using computer programs, the Fund’s advisor generally selects a representative sample of securities that approximates the full target index in terms of key risk factors and other characteristics. These factors include country of origin, duration, cash flow, credit quality, and callability of the underlying bonds. Because the Fund does not hold all of the securities in its target index, some of the securities (and issuers) that are held will likely be overweighted (or underweighted) compared with the target index.

The Fund is subject to index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s target index. Index sampling risk for the Fund should be low.

The number of bonds held by the Fund and the number of bonds in the Fund’s target index were 2,969 and 7,766, respectively, as of October 31, 2014.

Types of bonds. The Fund seeks to track the investment performance of the Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged). This Index provides a broad-based measure of the global, investment-grade, fixed-rate debt markets. The Index includes government, government agency, corporate, and securitized non-U.S. investment-grade fixed income investments, all issued in currencies other than the U.S. dollar and with maturities of more than one year. The Index is capped to comply with investment company diversification standards of the Internal Revenue Code, which state that, at the close of each fiscal quarter, a fund’s (1) exposure to any particular bond issuer may not exceed 25% of the fund’s assets, and (2) aggregate exposure to issuers that individually constitute 5% or more of the

14

fund may not exceed 50% of the fund’s assets. To help enforce these limits, if the Index, on the last business day of any month, were to have greater than 20% exposure to any particular bond issuer, or greater than 48% aggregate exposure to issuers that individually constitute 5% or more of the Index, then the excess would be reallocated to bonds of other issuers represented in the Index. Notwithstanding the fact that the Index is capped, exposure of the Index or the Fund to a particular bond issuer may exceed 25%, and issuers that individually constitute 5% or more of the Index or the Fund may, in the aggregate, constitute more than 50% of the Index or the Fund on any day during the month due to currency and/or price movements.

The Fund will attempt to hedge its foreign currency exposure in order to correlate to the returns of the Index, which is U.S. dollar hedged. Such hedging is intended to minimize the currency risk associated with investment in bonds denominated in currencies other than the U.S. dollar. Local currency bonds are bonds denominated in the local currency of a non-U.S. country. They can be issued by foreign governments, government agencies, and corporations. To the extent that the Fund owns local currency bonds and hedges its foreign currency exposure, it is subject to currency hedging risk. Currency hedging risk should be low for the Fund. All of the bonds held by the Fund will be local currency bonds.

Other Investment Policies and Risks

Under normal circumstances, the Fund will invest at least 80% of its assets in bonds held in its target index. Subject to a 20% limit, the Fund may purchase investments that are not included in its target index or may hold bonds that, when acquired, were included in the index but subsequently were removed.

The Fund reserves the right to substitute a different index for the index it currently tracks if the current index is discontinued, if the Fund’s agreement with the sponsor of its target index is terminated, or for any other reason determined in good faith by the Fund’s board of trustees. In any such instance, the substitute index would represent the same market segment as the current index.

The Fund may invest in derivatives. In general, investments in derivatives may involve risks different from, and possibly greater than, those of investments directly in the underlying securities, assets, or market indexes.

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Generally speaking, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, a bond, or a currency), a physical asset (such as gold, oil, or wheat), a market index (such as the Barclays U.S. Aggregate Bond Index), or a reference rate (such as LIBOR). The Fund may invest in derivatives only if the expected risks and rewards of the derivatives are consistent with the investment objective, policies, strategies, and risks of the Fund as disclosed in this prospectus. In particular, derivatives will be used only when they may help the advisor:

• Invest in eligible asset classes with greater efficiency and lower cost than is possible through direct investment.

  Add value when these instruments are attractively priced.
  Adjust sensitivity to changes in interest rates.
  Hedge foreign currency exposure.

The Fund’s derivative investments may include fixed income futures contracts, fixed income options, interest rate swaps, total return swaps, credit default swaps, or other derivatives. Losses (or gains) involving futures contracts can sometimes be substantial—in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for other types of derivatives.

The Fund will enter into foreign currency exchange forward contracts, which are a type of derivative, in order to hedge its foreign currency exposure. A foreign currency exchange forward contract is an agreement to buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These contracts will be used in an effort to offset any changes in the dollar value of foreign bonds attributable to changes in the value of the bonds’ local currencies relative to the U.S. dollar. Although such contracts can protect the Fund from unfavorable fluctuations in currency exchange rates, they also reduce or eliminate any chance for the Fund to benefit from favorable exchange rate fluctuations. Notably, foreign currency exchange forward contracts do not prevent the Fund’s securities from falling in value for reasons unrelated to currency exchange rates, such as interest rate increases, credit downgrades, etc.

To the extent that the Fund enters into currency hedging transactions, the Fund is subject to counterparty risk. Counterparty risk is the chance that the counterparty to a currency forward contract with the Fund is unable or unwilling to meet its financial obligations. Counterparty risk is low for the Fund.

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Plain Talk About Derivatives

Derivatives can take many forms. Some forms of derivatives—such as exchange-
traded futures and options on securities, commodities, or indexes—have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold and whose market values are determined and published daily. Non-exchange-traded derivatives (such as certain swap agreements and foreign currency exchange forward contracts), on the other hand, tend to be more specialized or complex and may be harder to value.

Vanguard may invest a small portion of the Fund’s assets in shares of bond exchange-traded funds (ETFs). These ETFs typically provide returns similar to those of the bonds listed in the index, or in a subset of the index, tracked by the Fund. Vanguard may purchase ETFs when doing so will reduce the Fund’s transaction costs or add value because the instruments are favorably priced. Vanguard receives no additional revenue from Fund assets invested in ETF Shares of other Vanguard funds. Fund assets invested in ETF Shares are excluded when allocating to the Fund its share of the costs of Vanguard operations.

Cash Management

The Fund‘s daily cash balance may be invested in one or more Vanguard CMT Funds, which are very low-cost money market funds. When investing in a Vanguard CMT Fund, the Fund bears its proportionate share of the at-cost expenses of the CMT Fund in which it invests.

Temporary Investment Measures

The Fund may temporarily depart from its normal investment policies and strategies when the advisor believes that doing so is in the Fund‘s best interest, so long as the alternative is consistent with the Fund‘s investment objective. For instance, the Fund may invest beyond its normal limits in derivatives or exchange-traded funds that are consistent with the Fund‘s objective when those instruments are more favorably priced or provide needed liquidity, as might be the case when the Fund receives large cash flows that it cannot prudently invest immediately.

Frequent Trading or Market-Timing

Background. Some investors try to profit from strategies involving frequent trading of mutual fund shares, such as market-timing. For funds holding foreign securities, investors may try to take advantage of an anticipated difference between the price of the fund’s shares and price movements in overseas markets, a practice also known as

17

time-zone arbitrage. Investors also may try to engage in frequent trading of funds holding investments such as small-cap stocks and high-yield bonds. As money is shifted into and out of a fund by a shareholder engaging in frequent trading, the fund incurs costs for buying and selling securities, resulting in increased brokerage and administrative costs. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. In addition, frequent trading may interfere with an advisor’s ability to efficiently manage the fund.

Policies to address frequent trading. The Vanguard funds (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) do not knowingly accommodate frequent trading. The board of trustees of each Vanguard fund (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) has adopted policies and procedures reasonably designed to detect and discourage frequent trading and, in some cases, to compensate the fund for the costs associated with it. These policies and procedures do not apply to Vanguard ETF® Shares because frequent trading in ETF Shares generally does not disrupt portfolio management or otherwise harm fund shareholders. Although there is no assurance that Vanguard will be able to detect or prevent frequent trading or market-timing in all circumstances, the following policies have been adopted to address these issues:

• Each Vanguard fund reserves the right to reject any purchase request—including exchanges from other Vanguard funds—without notice and regardless of size. For example, a purchase request could be rejected because the investor has a history of frequent trading or if Vanguard determines that such purchase may negatively affect a fund’s operation or performance.

• Each Vanguard fund (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) generally prohibits, except as otherwise noted in the Investing With Vanguard section, an investor’s purchases or exchanges into a fund account for 60 calendar days after the investor has redeemed or exchanged out of that fund account.

• Certain Vanguard funds charge shareholders purchase and/or redemption fees on transactions.

See the Investing With Vanguard section of this prospectus for further details on Vanguard’s transaction policies.

Each Vanguard fund (other than money market funds), in determining its net asset value, will use fair-value pricing when appropriate, as described in the Share Price section. Fair-value pricing may reduce or eliminate the profitability of certain frequent-trading strategies.

Do not invest with Vanguard if you are a market-timer.

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Turnover Rate

Although the Fund generally seeks to invest for the long term, it may sell securities regardless of how long they have been held. Generally, an index fund sells securities in response to redemption requests from shareholders of conventional (not exchange-traded) shares or to changes in the composition of its target index, or in an effort to manage the fund’s duration. The Financial Highlights section of this prospectus shows historical turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and replaced securities valued at 100% of its net assets within a one-year period. The average turnover rate for world bond funds was approximately 136%, as reported by Morningstar, Inc., on October 31, 2014.

Plain Talk About Turnover Rate

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs, which are not included in the fund’s expense ratio, could affect the fund’s future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that dealer markups and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains, including short-term capital gains, that must be distributed to shareholders as taxable income.

The Fund and Vanguard

The Fund is a member of The Vanguard Group, a family of more than 170 mutual funds holding assets of approximately $2.7 trillion. All of the funds that are members of The Vanguard Group (other than funds of funds) share in the expenses associated with administrative services and business operations, such as personnel, office space, and equipment.

Vanguard Marketing Corporation provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund (other than a fund of funds) or each share class of a fund (in the case of a fund with multiple share classes) pays its allocated share of the Vanguard funds’ marketing costs.

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Plain Talk About Vanguard’s Unique Corporate Structure

The Vanguard Group is truly a mutual mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds.
Most other mutual funds are operated by management companies that may be owned by one person, by a private group of individuals, or by public investors who own the management company’s stock. The management fees charged by these companies include a profit component over and above the companies’ cost of providing services. By contrast, Vanguard provides services to its member funds on an at-cost basis, with no profit component, which helps to keep the funds’ expenses low.

Investment Advisor

The Vanguard Group, Inc. (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, which began operations in 1975, serves as advisor to the Fund through its Fixed Income Group. As of October 31, 2014, Vanguard served as advisor for approximately $2.2 trillion in assets. Vanguard provides investment advisory services to the Fund on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Fund.

For the fiscal year ended October 31, 2014, the advisory expenses represented an effective annual rate of less than 0.01% of the Fund’s average net assets.

For a discussion of why the board of trustees approved the Fund’s investment advisory arrangement, see the most recent semiannual report to shareholders covering the fiscal period ended April 30.

Vanguard’s Fixed Income Group is overseen by:

Mortimer J. Buckley, Chief Investment Officer and Managing Director of Vanguard. As Chief Investment Officer, he is responsible for the oversight of Vanguard’s Equity Investment and Fixed Income Groups. The investments managed by these two groups include active quantitative equity funds, equity index funds, active bond funds, index bond funds, stable value portfolios, and money market funds. Mr. Buckley joined Vanguard in 1991 and has held various senior leadership positions with Vanguard. He received his A.B. in economics from Harvard and an M.B.A. from Harvard Business School.

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Gregory Davis, CFA, Principal of Vanguard and global head of Vanguard’s Fixed Income Group. He has direct oversight responsibility for all money market funds, bond funds, and stable value portfolios managed by the Fixed Income Group. He has been with Vanguard since 1999 and has managed investment portfolios since 2000. He received his B.S. in insurance from The Pennsylvania State University and an M.B.A. from The Wharton School of the University of Pennsylvania.

Kenneth E. Volpert, CFA; Principal of Vanguard; global head of Fixed Income Indexing; and head of investments, Europe. He has direct oversight responsibility for all bond index funds managed by the Fixed Income Group. He managed investment portfolios from 1982 through May 2014 and has been with Vanguard since 1992. He received his B.S. from the University of Illinois and an M.B.A. from the University of Chicago.

Paul M. Jakubowski, Principal of Vanguard and head of credit. He has oversight responsibility for investment activities within the credit-related sectors of the taxable fixed income market as well as taxable credit research. He has worked in investment management since joining Vanguard in 2000 and has managed investment portfolios since 2013. He received his B.S. from the University of Richmond and an M.B.A. from Villanova University.

Ronald M. Reardon, Principal of Vanguard and head of rates. He has oversight responsibility for investment activities within the rates-related sectors of the taxable fixed income market, including foreign exchange. He has worked in investment management for Vanguard since 2001 and has managed investment portfolios since 2005. He received his B.S. from The College of New Jersey and an M.B.A. from the University of Rochester.

The managers primarily responsible for the day-to-day management of the Fund are:

Joshua C. Barrickman, CFA, Principal of Vanguard and head of Vanguard’s Fixed Income Indexing Americas. He has been with Vanguard since 1998, has worked in investment management since 1999, has managed investment portfolios since 2005, and has co-managed the Fund since its inception in 2013. Education: B.S., Ohio Northern University; M.B.A., Lehigh University.

Yan Pu, CFA, Portfolio Manager at Vanguard. She has worked in investment management for Vanguard since 2004, has managed investment portfolios since 2007, and has co-managed the Fund since its inception in 2013. Education: B.S., Ji’Nan University, P.R. China; M.B.A., Drexel University.

The Statement of Additional Information provides information about each portfolio manager’s compensation, other accounts under management, and ownership of shares of the Fund.

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Dividends, Capital Gains, and Taxes

Fund Distributions

The Fund distributes to shareholders virtually all of its net income (interest less expenses) as well as any net short-term or long-term capital gains realized from the sale of its holdings. The Fund’s income dividends are declared monthly and distributed monthly; capital gains distributions, if any, generally occur annually in December. You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

Plain Talk About Distributions

As a shareholder, you are entitled to your portion of a fund’s income from interest as well as capital gains from the fund’s sale of investments. Income consists of interest the fund earns from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year.

Basic Tax Points

Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, investors in taxable accounts should be aware of the following basic federal income tax points:

• Distributions are taxable to you whether or not you reinvest these amounts in additional Fund shares.

• Distributions declared in December—if paid to you by the end of January—are taxable as if received in December.

• Any income dividend distribution or short-term capital gains distribution that you receive is taxable to you as ordinary income.

• Any distribution of net long-term capital gains is taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund.

• Capital gains distributions may vary considerably from year to year as a result of the Fund‘s normal investment activities and cash flows.

  A sale or exchange of Fund shares is a taxable event. This means that you may have capital gain to report as income, or a capital loss to report as a deduction, when you complete your tax return.

• Any conversion between classes of shares of the same fund is a nontaxable event. By contrast, an exchange between classes of shares of different funds is a taxable event.

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Individuals, trusts, and estates whose income exceeds certain threshold amounts are subject to a 3.8% Medicare contribution tax on ”net investment income.” Net investment income takes into account distributions paid by the Fund and capital gains from any sale or exchange of Fund shares.

Income dividends and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.

The Fund may be subject to foreign taxes or foreign tax withholding on dividends, interest, and some capital gains that the Fund receives on foreign securities. You may qualify for an offsetting credit or deduction under U.S. tax laws for any amount designated as your portion of the Fund’s foreign tax obligations, provided that you meet certain requirements. See your tax advisor or IRS publications for more information.

This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax advisor for detailed information about any tax consequences for you.

General Information

Backup withholding. By law, Vanguard must withhold 28% of any taxable distributions or redemptions from your account if you do not:

  Provide us with your correct taxpayer identification number.
  Certify that the taxpayer identification number is correct.
  Confirm that you are not subject to backup withholding.

Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.

Foreign investors. Vanguard funds offered for sale in the United States (Vanguard U.S. funds), including the Fund offered in this prospectus, generally are not sold outside the United States, except to certain qualified investors. Non-U.S. investors should be aware that U.S. withholding and estate taxes and certain U.S. tax reporting requirements may apply to any investments in Vanguard U.S. funds. Foreign investors should visit the Non-U.S. Investors page on our website at vanguard.com for information on Vanguard’s non-U.S. products.

Invalid addresses. If an income dividend distribution or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest the distribution and all future distributions until you provide us with a valid mailing address. Reinvestments will receive the net asset value calculated on the date of the reinvestment.

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Share Price

Share price, also known as net asset value (NAV), is calculated each business day as of the close of regular trading on the New York Stock Exchange (NYSE), generally 4 p.m., Eastern time. Each share class has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to the share class by the number of Fund shares outstanding for that class. On U.S. holidays or other days when the NYSE is closed, the NAV is not calculated, and the Fund does not sell or redeem shares. However, on those days the value of the Fund’s assets may be affected to the extent that the Fund holds securities that change in value on those days (such as securities that trade on foreign markets that are open).

Debt securities held by a Vanguard fund are valued based on information furnished by an independent pricing service or market quotations. Certain short-term debt instruments used to manage a fund’s cash are valued on the basis of amortized cost. The values of any mutual fund shares held by a fund are based on the NAVs of the shares. The values of any ETF or closed-end fund shares held by a fund are based on the market value of the shares.

When a fund determines that pricing-service information or market quotations either are not readily available or do not accurately reflect the value of a security, the security is priced at its fair value (the amount that the owner might reasonably expect to receive upon the current sale of the security). A fund also will use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund’s pricing time but after the close of the principal exchange or market on which the security is traded. This most commonly occurs with foreign securities, which may trade on foreign exchanges or markets that close many hours before the fund’s pricing time. Intervening events might be company-specific (e.g., earnings report, material credit events) or country-specific or regional/global (e.g., natural disaster, economic or political news, act of terrorism, interest rate change). Intervening events include price movements in U.S. markets that exceed a specified threshold or that are otherwise deemed to affect the value of foreign securities. A fund may also use fair-value pricing on bond market holidays when the fund is open for business (such as Columbus Day and Veterans Day).

Fair-value prices are determined by Vanguard according to procedures adopted by the board of trustees. When fair-value pricing is employed, the prices of securities used by a fund to calculate the NAV may differ from quoted or published prices for the same securities.

Vanguard fund share prices are published daily on our website at vanguard.com/prices.

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Financial Highlights

The following financial highlights table is intended to help you understand the Institutional Shares financial performance for the periods shown, and certain information reflects financial results for a single Institutional Share. The total returns in the table represent the rate that an investor would have earned or lost each period on an investment in the Institutional Shares (assuming reinvestment of all distributions). This information has been obtained from the financial statements audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report—along with the Fund’s financial statements—is included in the Fund’s most recent annual report to shareholders. You may obtain a free copy of the latest annual or semiannual report by visiting vanguard.com or by contacting Vanguard by telephone or mail.

Plain Talk About How to Read the Financial Highlights Table

The Institutional Shares began fiscal year 2014 with a net asset value (share price)
of $29.97 per share. During the year, each Institutional Share earned $0.49 from investment income (interest) and $1.358 from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

Shareholders received $0.478 per share in the form of dividend distributions. A portion of each year’s distributions may come from the prior year’s income or capital gains.

The share price at the end of the year was $31.34, reflecting earnings of $1.848 per share and distributions of $0.478 per share. This was an increase of $1.37 per share (from $29.97 at the beginning of the year to $31.34 at the end of the year).
For a shareholder who reinvested the distributions in the purchase of more shares, the total return was 6.22% for the year.

As of October 31, 2014, the Institutional Shares had approximately $6.7 billion in net assets. For the year, the expense ratio was 0.12% ($1.20 per $1,000 of net assets), and the net investment income amounted to 1.63% of average net assets. The Fund sold and replaced securities valued at 16% of its net assets.

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Total International Bond Index Fund Institutional Shares

	Year	May 31,
	Ended	2013[1] to
	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2014	2013
Net Asset Value, Beginning of Period	$29.97	$30.00
Investment Operations
Net Investment Income	.490	.193
Net Realized and Unrealized Gain (Loss) on Investments	1.358	(.034)
Total from Investment Operations	1.848	.159
Distributions
Dividends from Net Investment Income	(.478)	(.189)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.478)	(.189)
Net Asset Value, End of Period	$31.34	$29.97

Total Return	6.22%	0.54%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,747	$3,361
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%[2]
Ratio of Net Investment Income to Average Net Assets	1.63%	1.55%[2]
Portfolio Turnover Rate	16%	31%[3,4]

1	Inception.
2	Annualized.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares, including ETF Creation Units.
4	Excludes trading activity during the Transition Period. For additional information, see the Notes to Financial Statements section of the Fund’s annual report dated October 31, 2013.

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Investing With Vanguard

This section of the prospectus explains the basics of doing business with Vanguard. Vanguard fund shares can be held directly with Vanguard or indirectly through an intermediary, such as a bank, a broker, or an investment advisor. If you hold Vanguard fund shares directly with Vanguard, you should carefully read each topic within this section that pertains to your relationship with Vanguard. If you hold Vanguard fund shares indirectly through an intermediary (including shares held through a Vanguard brokerage account), please see Investing With Vanguard Through Other Firms, and also refer to your account agreement with the intermediary for information about transacting in that account. Vanguard reserves the right to change the following policies without notice. Please call or check online for current information. See

Contacting Vanguard.

For Vanguard fund shares held directly with Vanguard, each fund you hold in an account is a separate “fund account.” For example, if you hold three funds in a nonretirement account titled in your own name, two funds in a nonretirement account titled jointly with your spouse, and one fund in an individual retirement account, you have six fund accounts—and this is true even if you hold the same fund in multiple accounts. Note that each reference to “you” in this prospectus applies to any one or more registered account owners or persons authorized to transact on your account.

Purchasing Shares

Vanguard reserves the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a fund account or to add to an existing fund account.

Investment minimums may differ for certain categories of investors.

Account Minimums for Institutional Shares To open and maintain an account. $5 million.

Certain Vanguard institutional clients may meet the minimum investment amount by aggregating separate accounts within the same Fund. This aggregation policy does not apply to financial intermediaries.

Vanguard may charge additional recordkeeping fees for institutional clients whose accounts are recordkept by Vanguard. Please contact your Vanguard representative to determine whether additional recordkeeping fees apply to your account.

To add to an existing account. Generally $1.

How to Initiate a Purchase Request

Be sure to check Exchanging Shares, Frequent-Trading Limitations, and Other Rules You Should Know before placing your purchase request.

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Online. You may open certain types of accounts, request a purchase of shares, and request an exchange through our website or our mobile application if you are registered for online access.

By telephone. You may call Vanguard to begin the account registration process or request that the account-opening forms be sent to you. You may also call Vanguard to request a purchase of shares in your account or to request an exchange. See

Contacting Vanguard.

By mail. You may send Vanguard your account registration form and check to open a new fund account. To add to an existing fund account, you may send your check with an Invest-by-Mail form (from a transaction confirmation or your account statement), with a deposit slip (available online), or with a written request. You may also send a written request to Vanguard to make an exchange. For a list of Vanguard addresses, see Contacting Vanguard.

How to Pay for a Purchase

By electronic bank transfer. You may purchase shares of a Vanguard fund through an electronic transfer of money from a bank account. To establish the electronic bank transfer service on an account, you must designate the bank account online, complete a special form, or fill out the appropriate section of your account registration form. After the service is set up on your account, you can purchase shares by electronic bank transfer on a regular schedule (Automatic Investment Plan) or upon request. Your purchase request can be initiated online (if you are registered for online access), by telephone, or by mail.

By wire. Wiring instructions vary for different types of purchases. Please call Vanguard for instructions and policies on purchasing shares by wire. See Contacting Vanguard.

By check. You may make initial or additional purchases to your fund account by sending a check or by utilizing our mobile application if you are registered for online access. Also see How to Initiate a Purchase Request. Make your check payable to Vanguard and include the appropriate fund number (Vanguard—2011).

By exchange. You may purchase shares of a Vanguard fund using the proceeds from the simultaneous redemption of shares of another Vanguard fund. You may initiate an exchange online (if you are registered for online access), by telephone, or by mail. See

Exchanging Shares.

Trade Date

The trade date for any purchase request received in good order will depend on the day and time Vanguard receives your request, the manner in which you are paying, and the type of fund you are purchasing. Your purchase will be executed using the NAV as

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calculated on the trade date. NAVs are calculated only on days that the New York Stock Exchange (NYSE) is open for trading (a business day).

For purchases by check into all funds other than money market funds and for purchases by exchange, wire, or electronic bank transfer (not using an Automatic Investment Plan) into all funds: If the purchase request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date for the purchase will be the same day. If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date for the purchase will be the next business day.

For purchases by check into money market funds: If the purchase request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date for the purchase will be the next business day. If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date for the purchase will be the second business day following the day Vanguard receives the purchase request. Because money market instruments must be purchased with federal funds and it takes a money market mutual fund one business day to convert check proceeds into federal funds, the trade date for the purchase will be one business day later than for other funds.

For purchases by electronic bank transfer using an Automatic Investment Plan: Your trade date generally will be the date you designated for withdrawal of funds from your bank account. Your bank account generally will be debited on the business day after your trade date. If the date you designated for withdrawal of funds from your bank account falls on a weekend, holiday, or other nonbusiness day, your trade date generally will be the previous business day.

If your purchase request is not accurate and complete, it may be rejected. See Other Rules You Should Know—Good Order.

For further information about purchase transactions, consult our website at vanguard.com or see Contacting Vanguard.

Other Purchase Rules You Should Know

Check purchases. All purchase checks must be written in U.S. dollars and must be drawn on a U.S. bank. Vanguard does not accept cash, traveler’s checks, or money orders. In addition, Vanguard may refuse “starter checks” and checks that are not made payable to Vanguard.

New accounts. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard

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reserves the right, without notice, to close your account or take such other steps as we deem reasonable. Certain types of accounts may require additional documentation.

Refused or rejected purchase requests. Vanguard reserves the right to stop selling fund shares or to reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from another Vanguard fund. This also includes the right to reject any purchase request because the investor has a history of frequent trading or because the purchase may negatively affect a fund’s operation or performance.

Large purchases. Call Vanguard before attempting to invest a large dollar amount.

No cancellations. Vanguard will not accept your request to cancel any purchase request once processing has begun. Please be careful when placing a purchase request.

Converting Shares

When a conversion occurs, you receive shares of one class in place of shares of another class of the same fund. At the time of conversion, the dollar value of the “new” shares you receive equals the dollar value of the “old” shares that were converted. In other words, the conversion has no effect on the value of your investment in the fund at the time of the conversion. However, the number of shares you own after the conversion may be greater than or less than the number of shares you owned before the conversion, depending on the net asset values of the two share classes.

Vanguard will not accept your request to cancel any self-directed conversion request once processing has begun. Please be careful when placing a conversion request.

A conversion between share classes of the same fund is a nontaxable event.

Trade Date

The trade date for any conversion request received in good order will depend on the day and time Vanguard receives your request. Your conversion will be executed using the NAVs of the different share classes on the trade date. NAVs are calculated only on days that the NYSE is open for trading (a business day).

For a conversion request (other than a request to convert to ETF Shares) received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. For a conversion request received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day. See Other Rules You Should Know.

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Conversions to Institutional Shares

You are eligible for a self-directed conversion from another share class to Institutional Shares of the Fund, provided that your account meets all Institutional Shares’ eligibility requirements. You may request a conversion through our website (if you are registered for online access), or you may contact Vanguard by telephone or by mail to request this transaction. Accounts that qualify for Institutional Shares will not be automatically converted.

Conversions to ETF Shares

Owners of conventional shares (i.e., not exchange-traded shares) issued by the Fund may convert those shares to ETF Shares of equivalent value of the same fund. Please note that investors who own conventional shares through a 401(k) plan or other employer-sponsored retirement or benefit plan generally may not convert those shares to ETF Shares and should check with their plan sponsor or recordkeeper. ETF Shares, whether acquired through a conversion or purchased on the secondary market, cannot be converted to conventional shares. Also, ETF Shares of one fund cannot be exchanged for ETF Shares of another fund.

ETF Shares must be held in a brokerage account. Thus, before converting conventional shares to ETF Shares, you must have an existing, or open a new, brokerage account. This account may be with Vanguard Brokerage Services® (Vanguard Brokerage) or with any other brokerage firm.

Vanguard Brokerage does not impose a fee on conversions from conventional shares to Vanguard ETF Shares. However, other brokerage firms may charge a fee to process a conversion. Vanguard reserves the right, in the future, to impose a transaction fee on conversions or to limit or terminate the conversion privilege. For additional information on converting conventional shares to ETF Shares, please contact Vanguard to obtain a prospectus for ETF Shares. See Contacting Vanguard.

Mandatory Conversions to Another Share Class

If an account no longer meets the balance requirements for a share class, Vanguard may automatically convert the shares in the account to another share class, as appropriate. A decline in the account balance because of market movement may result in such a conversion. Vanguard will notify the investor in writing before any mandatory conversion occurs. Please note that mandatory conversions do not apply to ETF Shares.

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Redeeming Shares

How to Initiate a Redemption Request

Be sure to check Exchanging Shares, Frequent-Trading Limitations, and Other Rules You Should Know before placing your redemption request.

Online. You may request a redemption of shares or request an exchange through our website or our mobile application if you are registered for online access.

By telephone. You may call Vanguard to request a redemption of shares or an exchange. See Contacting Vanguard.

By mail. You may send a written request to Vanguard to redeem from a fund account or to make an exchange. See Contacting Vanguard.

How to Receive Redemption Proceeds

By electronic bank transfer. You may have the proceeds of a fund redemption sent directly to a designated bank account. To establish the electronic bank transfer service on an account, you must designate a bank account online, complete a special form, or fill out the appropriate section of your account registration form. After the service is set up on your account, you can redeem shares by electronic bank transfer on a regular schedule (Automatic Withdrawal Plan) or upon request. Your redemption request can be initiated online (if you are registered for online access), by telephone, or by mail.

By wire. To receive your proceeds by wire, you may instruct Vanguard to wire your redemption proceeds ($100 minimum) to a previously designated bank account. To establish the wire redemption service, you generally must designate a bank account online, complete a special form, or fill out the appropriate section of your account registration form.

By exchange. You may have the proceeds of a Vanguard fund redemption invested directly in shares of another Vanguard fund. You may initiate an exchange online (if you are registered for online access), by telephone, or by mail. See Exchanging Shares.

By check. If you have not chosen another redemption method, Vanguard will mail you a redemption check, generally payable to all registered account owners, normally within two business days of your trade date, and generally to the address of record.

Trade Date

The trade date for any redemption request received in good order will depend on the day and time Vanguard receives your request and the manner in which you are redeeming. Your redemption will be executed using the NAV as calculated on the trade date. NAVs are calculated only on days that the NYSE is open for trading (a business day).

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For redemptions by check, exchange, or wire: If the redemption request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. If the redemption request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.

• Note on timing of wire redemptions from money market funds: For telephone requests received by Vanguard on a business day before 10:45 a.m., Eastern time (2 p.m., Eastern time, for Vanguard Prime Money Market Fund), the redemption proceeds generally will leave Vanguard by the close of business the same day. For telephone requests received by Vanguard on a business day after those cut-off times, or on a nonbusiness day, and for all requests other than by telephone, the redemption proceeds generally will leave Vanguard by the close of business on the next business day.

• Note on timing of wire redemptions from all other funds: For requests received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the redemption proceeds generally will leave Vanguard by the close of business on the next business day. For requests received by Vanguard on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the redemption proceeds generally will leave Vanguard by the close of business on the second business day after Vanguard receives the request.

For redemptions by electronic bank transfer using an Automatic Withdrawal Plan: Your trade date generally will be the date you designated for withdrawal of funds (redemption of shares) from your Vanguard account. Proceeds of redeemed shares generally will be credited to your designated bank account two business days after your trade date. If the date you designated for withdrawal of funds from your Vanguard account falls on a weekend, holiday, or other nonbusiness day, your trade date generally will be the previous business day.

For redemptions by electronic bank transfer not using an Automatic Withdrawal Plan: If the redemption request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. If the redemption request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.

If your redemption request is not accurate and complete, it may be rejected. If we are unable to send your redemption proceeds by wire or electronic bank transfer because the receiving institution rejects the transfer, Vanguard will make additional efforts to complete your transaction. If Vanguard is still unable to complete the transaction, we may send the proceeds of the redemption to you by check, generally payable to all registered account owners, or use your proceeds to purchase new shares of the fund

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from which you sold shares for the purpose of the wire or electronic bank transfer transaction. See Other Rules You Should Know—Good Order.

For further information about redemption transactions, consult our website at vanguard.com or see Contacting Vanguard.

Other Redemption Rules You Should Know

Documentation for certain accounts. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts.

Potentially disruptive redemptions. Vanguard reserves the right to pay all or part of a redemption in kind—that is, in the form of securities—if we reasonably believe that a cash redemption would negatively affect the fund’s operation or performance or that the shareholder may be engaged in market-timing or frequent trading. Under these circumstances, Vanguard also reserves the right to delay payment of the redemption proceeds for up to seven calendar days. By calling us before you attempt to redeem a large dollar amount, you may avoid in-kind or delayed payment of your redemption. Please see Frequent-Trading Limitations for information about Vanguard’s policies to limit frequent trading.

Recently purchased shares. Although you can redeem shares at any time, proceeds may not be made available to you until the fund collects payment for your purchase. This may take up to seven calendar days for shares purchased by check or by electronic bank transfer. If you have written a check on a fund with checkwriting privileges, that check may be rejected if your fund account does not have a sufficient available balance.

Address change. If you change your address online or by telephone, there may be up to a 14-day restriction on your ability to request check redemptions online and by telephone. You can request a redemption in writing at any time. Confirmations of address changes are sent to both the old and new addresses.

Payment to a different person or address. At your request, we can make your redemption check payable, or wire your redemption proceeds, to a different person or send it to a different address. However, this generally requires the written consent of all registered account owners and may require a signature guarantee or a notarized signature. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.

No cancellations. Vanguard will not accept your request to cancel any redemption request once processing has begun. Please be careful when placing a redemption request.

Emergency circumstances. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days. In addition, Vanguard funds can suspend

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redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the NYSE is closed or during emergency circumstances, as determined by the SEC.

Exchanging Shares

An exchange occurs when you use the proceeds from the redemption of shares of one Vanguard fund to simultaneously purchase shares of a different Vanguard fund. You can make exchange requests online (if you are registered for online access), by telephone, or by mail. See Purchasing Shares and Redeeming Shares.

If the NYSE is open for regular trading (generally until 4 p.m., Eastern time, on a business day) at the time an exchange request is received in good order, the trade date generally will be the same day. See Other Rules You Should Know—Good Order for additional information on all transaction requests.

Vanguard will not accept your request to cancel any exchange request once processing has begun. Please be careful when placing an exchange request.

Please note that Vanguard reserves the right, without notice, to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason. See Frequent-Trading Limitations for additional restrictions on exchanges.

Frequent-Trading Limitations

Because excessive transactions can disrupt management of a fund and increase the fund’s costs for all shareholders, the board of trustees of each Vanguard fund places certain limits on frequent trading in the funds. Each Vanguard fund (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) limits an investor’s purchases or exchanges into a fund account for 60 calendar days after the investor has redeemed or exchanged out of that fund account. ETF Shares are not subject to these frequent-trading limits.

For Vanguard Retirement Investment Program pooled plans, the limitations apply to exchanges made online or by telephone.

These frequent-trading limitations do not apply to the following:

  Purchases of shares with reinvested dividend or capital gains distributions.
  Transactions through Vanguard’s Automatic Investment Plan, Automatic Exchange

Service, Direct Deposit Service, Automatic Withdrawal Plan, Required Minimum Distribution Service, and Vanguard Small Business Online®.

  Redemptions of shares to pay fund or account fees.

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• Redemptions of shares to remove excess shareholder contributions to certain types of retirement accounts (including, but not limited to, IRAs, certain Individual 403(b)(7) Custodial Accounts, and Vanguard Individual 401(k) Plans).

• Transaction requests submitted by mail to Vanguard from shareholders who hold their accounts directly with Vanguard or through a Vanguard brokerage account. (Transaction requests submitted by fax, if otherwise permitted, are subject to the limitations.)

  Transfers and reregistrations of shares within the same fund.
  Purchases of shares by asset transfer or direct rollover.
  Conversions of shares from one share class to another in the same fund.
  Checkwriting redemptions.
  Section 529 college savings plans.
  Certain approved institutional portfolios and asset allocation programs, as well as trades made by Vanguard funds that invest in other Vanguard funds. (Please note that shareholders of Vanguard’s funds of funds are subject to the limitations.)

For participants in employer-sponsored defined contribution plans,* the frequent-trading limitations do not apply to:

• Purchases of shares with participant payroll or employer contributions or loan repayments.

  Purchases of shares with reinvested dividend or capital gains distributions.
  Distributions, loans, and in-service withdrawals from a plan.
  Redemptions of shares as part of a plan termination or at the direction of the plan.
  Automated transactions executed during the first six months of a participant’s enrollment in the Vanguard Managed Account Program.

  Redemptions of shares to pay fund or account fees.
  Share or asset transfers or rollovers.
  Reregistrations of shares.
  Conversions of shares from one share class to another in the same fund.
  Exchange requests submitted by written request to Vanguard. (Exchange requests submitted by fax, if otherwise permitted, are subject to the limitations.)

* The following Vanguard fund accounts are subject to the frequent-trading limitations: SEP-IRAs, SIMPLE IRAs, certain Individual 403(b)(7) Custodial Accounts, and Vanguard Individual 401(k) Plans.

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Accounts Held by Institutions (Other Than Defined Contribution Plans)

Vanguard will systematically monitor for frequent trading in institutional clients’ accounts. If we detect suspicious trading activity, we will investigate and take appropriate action, which may include applying to a client’s accounts the 60-day policy previously described, prohibiting a client’s purchases of fund shares, and/or revoking the client’s exchange privilege.

Accounts Held by Intermediaries

When intermediaries establish accounts in Vanguard funds for the benefit of their clients, we cannot always monitor the trading activity of the individual clients. However, we review trading activity at the intermediary (omnibus) level, and if we detect suspicious activity, we will investigate and take appropriate action. If necessary, Vanguard may prohibit additional purchases of fund shares by an intermediary, including for the benefit of certain of the intermediary’s clients. Intermediaries also may monitor their clients’ trading activities with respect to Vanguard funds.

For those Vanguard funds that charge purchase and/or redemption fees, intermediaries will be asked to assess these fees on client accounts and remit these fees to the funds. The application of purchase and redemption fees and frequent-trading limitations may vary among intermediaries. There are no assurances that Vanguard will successfully identify all intermediaries or that intermediaries will properly assess purchase and redemption fees or administer frequent-trading limitations. If you invest with Vanguard through an intermediary, please read that firm’s materials carefully to learn of any other rules or fees that may apply.

Other Rules You Should Know

Prospectus and Shareholder Report Mailings

Vanguard attempts to eliminate the unnecessary expense of duplicate mailings by sending just one summary prospectus (or prospectus) and/or shareholder report when two or more shareholders have the same last name and address. You may request individual prospectuses and reports by contacting our Client Services Department in writing, by telephone, or online. See Contacting Vanguard.

Vanguard.com

Registration. If you are a registered user of vanguard.com, you can review your account holdings; buy, sell, or exchange shares of most Vanguard funds; and perform most other transactions through our website. You must register for this service online.

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Electronic delivery. Vanguard can deliver your account statements, transaction confirmations, prospectuses, tax forms, and shareholder reports electronically. If you are a registered user of vanguard.com, you can consent to the electronic delivery of these documents by logging on and changing your mailing preferences under “Account Maintenance.” You can revoke your electronic consent at any time through our website, and we will begin to send paper copies of these documents within 30 days of receiving your revocation.

Telephone Transactions

Automatic. When we set up your account, we will automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing.

Tele-Account®. To obtain fund and account information through Vanguard’s automated telephone service, you must first establish a Personal Identification Number (PIN) by calling Tele-Account at 800-662-6273.

Proof of a caller’s authority. We reserve the right to refuse a telephone request if the caller is unable to provide the requested information or if we reasonably believe that the caller is not an individual authorized to act on the account. Before we allow a caller to act on an account, we may request the following information:

• Authorization to act on the account (as the account owner or by legal documentation or other means).

  Account registration and address.
  Fund name and account number, if applicable.
  Other information relating to the caller, the account owner, or the account.

Good Order

We reserve the right to reject any transaction instructions that are not in “good order.” Good order generally means that your instructions:

• Are provided by the person(s) authorized in accordance with Vanguard’s policies and procedures to access the account and request transactions.

  Include the fund name and account number.
  Include the amount of the transaction (stated in dollars, shares, or percentage).
  Have an original signature and date from the authorized person(s).

Written instructions also must generally include:

• Signature guarantees or notarized signatures, if required for the type of transaction.

(Call Vanguard for specific requirements.)

  Any supporting documentation that may be required.

Written instructions are acceptable when a Vanguard form is not applicable. The requirements vary among types of accounts and transactions. For more information, consult our website at vanguard.com or see Contacting Vanguard.

Vanguard reserves the right, without notice, to revise the requirements for good order.

Future Trade-Date Requests

Vanguard does not accept requests to hold a purchase, conversion, redemption, or exchange transaction for a future date. All such requests will receive trade dates as previously described in Purchasing Shares, Converting Shares, Redeeming Shares, and

Exchanging Shares. Vanguard reserves the right to return future-dated purchase checks.

Accounts With More Than One Owner

If an account has more than one owner or authorized person, Vanguard generally will accept instructions from any one owner or authorized person.

Responsibility for Fraud

Vanguard will not be responsible for any account losses because of fraud if we reasonably believe that the person transacting business on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private, and immediately review any account statements or other information that we provide to you. It is important that you contact Vanguard immediately about any transactions or changes to your account that you believe to be unauthorized.

Uncashed Checks

Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks. Vanguard may be required to transfer assets related to uncashed checks to a state under the state’s abandoned property law.

Dormant Accounts

If your account has no activity in it for a period of time, Vanguard may be required to transfer it to a state under the state’s abandoned property law.

Unusual Circumstances

If you experience difficulty contacting Vanguard online or by telephone, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

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Investing With Vanguard Through Other Firms

You may purchase or sell shares of most Vanguard funds through a financial intermediary, such as a bank, a broker, or an investment advisor. Please consult your financial intermediary to determine which, if any, shares are available through that firm and to learn about other rules that may apply.

Please see Frequent-Trading Limitations—Accounts Held by Intermediaries for information about the assessment of any purchase or redemption fees and the monitoring of frequent trading for accounts held by intermediaries.

Low-Balance Accounts

The Fund reserves the right to convert an investor’s Institutional Shares to another share class, as appropriate, if the fund account balance falls below the account minimum for any reason, including market fluctuation. Any such conversion will be preceded by written notice to the investor.

Right to Change Policies

In addition to the rights expressly stated elsewhere in this prospectus, Vanguard reserves the right, without notice, to (1) alter, add, or discontinue any conditions of purchase (including eligibility requirements), redemption, exchange, conversion, service, or privilege at any time; (2) accept initial purchases by telephone; (3) freeze any account and/or suspend account services if Vanguard has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners, or if Vanguard reasonably believes a fraudulent transaction may occur or has occurred; (4) temporarily freeze any account and/or suspend account services upon initial notification to Vanguard of the death of the shareholder until Vanguard receives required documentation in good order; (5) alter, impose, discontinue, or waive any purchase fee, redemption fee, account service fee, or other fees charged to a group of shareholders; and (6) redeem an account or suspend account privileges, without the owner’s permission to do so, in cases of threatening conduct or activity Vanguard believes to be suspicious, fraudulent, or illegal. Changes may affect any or all investors. These actions will be taken when, at the sole discretion of Vanguard management, Vanguard reasonably believes they are deemed to be in the best interest of a fund.

Share Classes

Vanguard reserves the right, without notice, to change the eligibility requirements of its share classes, including the types of clients who are eligible to purchase each share class.

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Fund and Account Updates

Confirmation Statements

We will send (or provide through our website, whichever you prefer) a confirmation of your trade date and the amount of your transaction when you buy, sell, exchange, or convert shares. However, we will not send confirmations reflecting only checkwriting redemptions or the reinvestment of dividend or capital gains distributions. For any month in which you had a checkwriting redemption, a Checkwriting Activity Statement will be sent to you itemizing the checkwriting redemptions for that month. Promptly review each confirmation statement that we provide to you. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on a confirmation statement, or Vanguard will consider the transaction properly processed.

Portfolio Summaries

We will send (or provide through our website, whichever you prefer) quarterly portfolio summaries to help you keep track of your accounts throughout the year. If you prefer, you may request to receive monthly portfolio summaries. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, redemptions, exchanges, transfers, and conversions for the current calendar quarter (or month). Promptly review each summary that we provide to you. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on the summary, or Vanguard will consider the transaction properly processed.

Tax Information Statements

For most accounts, we are required to provide annual tax forms to assist you in preparing your income tax returns. We will generally send (or provide through our website, whichever you prefer) annual tax forms in January. These forms will report the previous year’s dividends, capital gains distributions, proceeds from the sale of shares from taxable accounts, and distributions from IRAs and other retirement plans. Registered users of vanguard.com can also view these forms through our website. Vanguard may also provide you with additional tax-related documentation. For more information, consult our website at vanguard.com or see Contacting Vanguard.

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Annual and Semiannual Reports

We will send (or provide through our website, whichever you prefer) reports about Vanguard Total International Bond Index Fund twice a year, in June and December. These reports include overviews of the financial markets and provide the following specific Fund information:

  Performance assessments and comparisons with industry benchmarks.
  Financial statements with listings of Fund holdings.

Portfolio Holdings

Please consult the Fund’s Statement of Additional Information or our website for a description of the policies and procedures that govern disclosure of the Fund’s portfolio holdings.

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Contacting Vanguard

Web
Vanguard.com	For the most complete source of Vanguard news
For fund, account, and service information
For most account transactions
For literature requests
24 hours a day, 7 days a week

Phone
Vanguard Tele-Account® 800-662-6273	For automated fund and account information
Toll-free, 24 hours a day, 7 days a week
Investor Information 800-662-7447	For fund and service information
(Text telephone for people with hearing	For literature requests
impairment at 800-749-7273)	Hours of operation: Monday–Friday, 8 a.m. to 10 p.m.,
Eastern time; Saturday, 9 a.m. to 4 p.m., Eastern time
Client Services 800-662-2739	For account information
(Text telephone for people with hearing	For most account transactions
impairment at 800-749-7273)	Hours of operation: Monday–Friday, 8 a.m. to 10 p.m.,
Eastern time; Saturday, 9 a.m. to 4 p.m., Eastern time
Institutional Division	For information and services for large institutional investors
888-809-8102	Hours of operation: Monday–Friday, 8:30 a.m. to 9 p.m.,
Eastern time
Financial Advisor and Intermediary	For information and services for financial intermediaries
Sales Support 800-997-2798	including financial advisors, broker-dealers, trust institutions, and insurance companies
Hours of operation: Monday–Friday, 8:30 a.m. to 7 p.m.,
Eastern time
Financial Advisory and Intermediary	For account information and trading support for financial
Trading Support 800-669-0498	intermediaries including financial advisors, broker-dealers, trust institutions, and insurance companies
Hours of operation: Monday–Friday, 8:30 a.m. to 5 p.m.,
Eastern time

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Vanguard Addresses

Please be sure to use the correct address. Use of an incorrect address could delay the processing of your transaction.

Regular Mail (Individuals)		The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110
Regular Mail (Institutions and Intermediaries)		The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900
Registered, Express, or Overnight Mail		The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815

Additional Information

	Inception Newspaper		Vanguard	CUSIP
	Date	Abbreviation	Fund Number	Number
Total International Bond Index Fund
Institutional Shares	5/31/2013	TotIntBdIxFdInst	2011	92203J209

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CFA® is a registered trademark owned by CFA Institute.

Morningstar data © 2015 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

Vanguard Total International Bond Index Fund is not sponsored, endorsed, issued, sold or promoted by Barclays Capital Inc. or any of its affiliates (“Barclays”). Barclays makes no representation or warranty, express or implied, to the owners or purchasers of Vanguard Total International Bond Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard Total International Bond Index Fund particularly or the ability of the Barclays Index to track general bond market performance. Barclays has not passed on the legality or suitability of the Vanguard Total International Bond Index Fund with respect to any person or entity. Barclays’ only relationship to Vanguard and Vanguard Total International Bond Index Fund is the licensing of the Barclays Index which is determined, composed and calculated by Barclays without regard to Vanguard or the Vanguard Total International Bond Index Fund or any owners or purchasers of the Vanguard Total International Bond Index Fund. Barclays has no obligation to take the needs of Vanguard, Vanguard Total International Bond Index Fund or the owners of Vanguard Total International Bond Index Fund into consideration in determining, composing or calculating the Barclays Index. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of Vanguard Total International Bond Index Fund to be issued. Barclays has no obligation or liability in connection with the administration, marketing or trading of the Vanguard Total International Bond Index Fund.

BARCLAYS SHALL HAVE NO LIABILITY TO THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE INDEX. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF THE VANGUARD TOTAL INTERNATIONAL BOND INDEX FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. BARCLAYS RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BARCLAYS GLOBAL AGGREGATE EX-USD FLOAT ADJUSTED RIC CAPPED INDEX (USD HEDGED), AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BARCLAYS GLOBAL AGGREGATE EX-USD FLOAT ADJUSTED RIC CAPPED INDEX (USD HEDGED). BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY INDIRECT OR CONSEQUENTIAL DAMAGES RESULTING FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN.

©2015 Barclays. Used with Permission.

Source: Barclays Global Family of Indices. Copyright 2015, Barclays. All rights reserved.

45

Glossary of Investment Terms

Active Management. An investment approach that seeks to exceed the average returns of a particular financial market or market segment. In selecting securities to buy and sell, active managers may rely on, among other things, research, market forecasts, quantitative models, and their own judgment and experience.

Average Maturity. The average length of time until bonds held by a fund reach maturity and are repaid. In general, the longer the average maturity, the more a fund’s share price fluctuates in response to changes in market interest rates. In calculating average maturity, a fund uses a bond’s maturity or, if applicable, an earlier date on which the advisor believes it is likely that a maturity-shortening device (such as a call, a put, a refunding, a prepayment, or a redemption provision or an adjustable coupon) will cause the bond to be repaid.

Bond. A debt security (IOU) issued by a corporation, a government, or a government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and generally to make regular interest payments until that date.

Capital Gains Distribution. Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

Coupon Rate. The interest rate paid by the issuer of a debt security until its maturity. It is expressed as an annual percentage of the face value of the security.

Dividend Distribution. Payment to mutual fund shareholders of income from interest or dividends generated by a fund’s investments.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but it does not include the transaction costs of buying and selling portfolio securities.

Face Value. The amount to be paid at a bond’s maturity; also known as the par value or principal.

Fixed Income Security. An investment, such as a bond, representing a debt that must be repaid by a specified date, and on which the borrower must pay a fixed, variable, or floating rate of interest.

46

Float-Adjusted Index. An index that weights its constituent securities based on the value of the constituent securities that are available for public trading, rather than the value of all constituent securities. Some portion of an issuer’s securities may be unavailable for public trading because, for example, those securities are owned by company insiders on a restricted basis or by a government agency. By excluding unavailable securities, float-adjusted indexes can produce a more accurate picture of the returns actually experienced by investors in the measured market.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is generally measured from the inception date.

Indexing. A low-cost investment strategy in which a mutual fund attempts to track—rather than outperform—a specified market benchmark, or “index.”

Investment-Grade Bond. A debt security whose credit quality is considered by independent bond-rating agencies, or through independent analysis conducted by a fund’s advisor, to be sufficient to ensure timely payment of principal and interest under current economic circumstances. Debt securities rated in one of the four highest rating categories are considered investment-grade. Other debt securities may be considered by an advisor to be investment-grade.

Mutual Fund. An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

Principal. The face value of a debt instrument or the amount of money put into an investment.

Securities. Stocks, bonds, money market instruments, and other investments.

Total Return. A percentage change, over a specified time period, in a mutual fund’s net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

Volatility. The fluctuations in value of a mutual fund or other security. The greater a fund’s volatility, the wider the fluctuations in its returns.

Yield. Income (interest or dividends) earned by an investment, expressed as a percentage of the investment’s price.

47

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Institutional Division
P.O. Box 2900
Valley Forge, PA 19482-2900

Connect with Vanguard® > vanguard.com

For More Information	If you are a client of Vanguard’s Institutional Division:
If you would like more information about Vanguard	The Vanguard Group
Total International Bond Index Fund, the following	Institutional Investor Information Department
documents are available free upon request:	P.O. Box 2900
Valley Forge, PA 19482-2900
Annual/Semiannual Reports to Shareholders
Telephone: 888-809-8102; Text telephone for people
Additional information about the Fund’s investments is
with hearing impairment: 800-749-7273
available in the Fund’s annual and semiannual reports
to shareholders. In the annual report, you will find a	If you are a current Vanguard shareholder and would
discussion of the market conditions and investment	like information about your account, account
strategies that significantly affected the Fund’s	transactions, and/or account statements, please call:
performance during its last fiscal year.
Client Services Department
Statement of Additional Information (SAI)	Telephone: 800-662-2739; Text telephone for people
The SAI provides more detailed information about the Fund	with hearing impairment: 800-749-7273
and is incorporated by reference into (and thus legally
Information Provided by the Securities and
a part of) this prospectus.
Exchange Commission (SEC)
To receive a free copy of the latest annual or semiannual	You can review and copy information about the Fund
report or the SAI, or to request additional information about	(including the SAI) at the SEC’s Public Reference Room
the Fund or other Vanguard funds, please visit	in Washington, DC. To find out more about this public
vanguard.com or contact us as follows:	service, call the SEC at 202-551-8090. Reports and
other information about the Fund are also available in
If you are an individual investor:
the EDGAR database on the SEC’s website at
The Vanguard Group
www.sec.gov, or you can receive copies of this
Investor Information Department
information, for a fee, by electronic request at the
P.O. Box 2900
following e-mail address: publicinfo@sec.gov, or by
Valley Forge, PA 19482-2900
writing the Public Reference Section, Securities and
Telephone: 800-662-7447; Text telephone for people
Exchange Commission, Washington, DC 20549-1520.
with hearing impairment: 800-749-7273
Fund’s Investment Company Act file number: 811-22619

© 2015 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

I 2011 022015

PART B

VANGUARD® CHARLOTTE FUNDS

STATEMENT OF ADDITIONAL INFORMATION

February 26, 2015

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Fund’s current prospectus (dated February 26, 2015). To obtain, without charge, a prospectus or the most recent Annual Report to Shareholders, which contains the Fund’s financial statements as hereby incorporated by reference, please contact The Vanguard Group, Inc. (Vanguard).

Phone: Investor Information Department at 800-662-7447 Online: vanguard.com

TABLE OF CONTENTS
Description of the Trust	B-1
Fundamental Policies	B-3
Investment Strategies, Risks, and Nonfundamental Policies	B-4
Share Price	B-22
Purchase and Redemption of Shares	B-23
Management of the Fund	B-24
Investment Advisory Services	B-38
Portfolio Transactions	B-39
Proxy Voting Guidelines	B-41
Information About the ETF Share Class	B-47
Financial Statements	B-60
Description of Bond Ratings	B-60

DESCRIPTION OF THE TRUST

Vanguard Charlotte Funds (the Trust) currently offers the following fund and share classes (identified by ticker symbol):

Share Classes[1]
Fund	Investor	Admiral	Institutional	ETF
Vanguard Total International Bond Index Fund	VTIBX	VTABX	VTIFX	BNDX
1 Individually, a class; collectively, the classes.

The Trust has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that may be issued for a single fund or class of shares.

Organization

The Trust was organized as a Delaware statutory trust in 2011. The Trust is registered with the United States Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Vanguard Total International Bond Index Fund (the Fund) is classified as non-diversified within the meaning of the 1940 Act.

Service Providers

Custodian. Brown Brothers Harriman & Co., 50 Post Office Square, Boston, MA 02110-1548, serves as the Fund‘s custodian. The custodian is responsible for maintaining the Fund‘s assets, keeping all necessary accounts and records of Fund assets, and appointing any foreign subcustodians or foreign securities depositories.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, serves as the Fund‘s independent registered public accounting firm. The independent registered public accounting firm audits the Fund‘s annual financial statements and provides other related services.

Transfer and Dividend-Paying Agent. The Fund‘s transfer agent and dividend-paying agent is Vanguard, P.O. Box 2600, Valley Forge, PA 19482.

Characteristics of the Fund‘s Shares

Restrictions on Holding or Disposing of Shares. There are no restrictions on the right of shareholders to retain or dispose of the Fund’s shares, other than those described in the Fund’s current prospectus and elsewhere in this Statement of Additional Information. The Fund or class may be terminated by reorganization into another mutual fund or class or by liquidation and distribution of the assets of the Fund or class. Unless terminated by reorganization or liquidation, the Fund and share classes will continue indefinitely.

Shareholder Liability. The Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. This means that a shareholder of the Fund generally will not be personally liable for payment of the Fund’s debts. Some state courts, however, may not apply Delaware law on this point. We believe that the possibility of such a situation arising is remote.

Dividend Rights. The shareholders of each class of the Fund are entitled to receive any dividends or other distributions declared by the Fund for each such class. No shares of the Fund have priority or preference over any other shares of the Fund with respect to distributions. Distributions will be made from the assets of the Fund and will be paid ratably to all shareholders of a particular class according to the number of shares of the class held by shareholders on the record date. The amount of dividends per share may vary between separate share classes of the Fund based upon differences in the net asset values of the different classes and differences in the way that expenses are allocated between share classes pursuant to a multiple class plan approved by the Fund’s board of trustees.

Voting Rights. Shareholders are entitled to vote on a matter if (1) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of the Fund or any class; (2) the trustees determine that it is necessary or desirable to obtain a shareholder vote; (3) a merger or consolidation, share conversion, share exchange, or sale of assets is proposed and a shareholder vote is required by the 1940 Act to approve the transaction; or (4) a shareholder vote is required under the 1940 Act. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove trustees upon the written request of shareholders representing 10% or more of the Fund’s net assets, to change any fundamental policy of the Fund (please see Fundamental Policies), and to enter into certain merger transactions. Unless otherwise required by applicable law, shareholders of the Fund receive one vote for each dollar of net asset value owned on the record date and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the Fund or class affected by a particular matter are entitled to vote on that matter. In addition, each class has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of another. Voting rights are noncumulative and cannot be modified without a majority vote.

Liquidation Rights. In the event that the Fund is liquidated, shareholders will be entitled to receive a pro rata share of the Fund’s net assets. In the event that a class of shares is liquidated, shareholders of that class will be entitled to receive a pro rata share of the Fund’s net assets that are allocated to that class. Shareholders may receive cash, securities, or a combination of the two.

Preemptive Rights. There are no preemptive rights associated with the Fund‘s shares.

Conversion Rights. Fund shareholders may convert their shares to another class of shares of the same Fund upon the satisfaction of any then-applicable eligibility requirements as described in the Fund’s current prospectus. ETF Shares cannot be converted into conventional shares of a fund. For additional information about the conversion rights applicable to ETF Shares, please see Information About the ETF Share Class.

Redemption Provisions. The Fund’s redemption provisions are described in its current prospectus and elsewhere in this Statement of Additional Information.

Sinking Fund Provisions. The Fund has no sinking fund provisions.

Calls or Assessment. The Fund’s shares, when issued, are fully paid and non-assessable.

Tax Status of the Fund

The Fund expects to qualify each year for treatment as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the IRC). This special tax status means that the Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, the Fund must comply with certain requirements. If the Fund fails to meet these requirements in any taxable year, the Fund will, in some cases, be able to cure such failure, including by paying a fund-level tax, paying interest, making additional distributions, or disposing of certain assets. If the Fund is ineligible to or otherwise does not cure such failure for any year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.

The Fund intends to treat its currency derivatives as hedging the currency it receives or will receive from the bonds in which it invests. This treatment should generally have the effect of eliminating, for tax purposes, the net recognized gain and loss from the derivatives and the currency components of the bonds. These rules are complex, and the Fund could later elect or be required to take another approach.

The Fund may declare a capital gain dividend consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforwards of the Fund. For Fund fiscal years beginning on or after December 22, 2010, capital losses may be carried forward indefinitely and retain their character as either short-term or long-term. Under prior law, net capital losses could be carried forward for eight tax years and were treated as short-term capital losses. A Fund is required to use capital losses arising in fiscal years beginning on or after December 22, 2010, before using capital losses arising in fiscal years prior to December 22, 2010.

FUNDAMENTAL POLICIES

The Fund is subject to the following fundamental investment policies, which cannot be changed in any material way without the approval of the holders of a majority of the Fund’s shares. For these purposes, a “majority” of shares means shares representing the lesser of (1) 67% or more of the Fund’s net assets voted, so long as shares representing more than 50% of the Fund’s net assets are present or represented by proxy or (2) more than 50% of the Fund’s net assets.

Borrowing. The Fund may borrow money only as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.

Commodities. The Fund may invest in commodities only as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.

Industry Concentration. The Fund will not concentrate its investments in the securities of issuers whose principal business activities are in the same industry, except as may be necessary to approximate the composition of its target index.

Loans. The Fund may make loans to another person only as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.

Real Estate. The Fund may not invest directly in real estate unless it is acquired as a result of ownership of securities or other instruments. This restriction shall not prevent the Fund from investing in securities or other instruments (1) issued by companies that invest, deal, or otherwise engage in transactions in real estate or (2) backed or secured by real estate or interests in real estate.

Senior Securities. The Fund may not issue senior securities except as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.

Underwriting. The Fund may not act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 (the 1933 Act), in connection with the purchase and sale of portfolio securities.

Compliance with the fundamental policies previously described is generally measured at the time the securities are purchased. Unless otherwise required by the 1940 Act (as is the case with borrowing), if a percentage restriction is adhered to at the time the investment is made, a later change in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction. All fundamental policies must comply with applicable regulatory requirements. For more details, see Investment Strategies, Risks, and Nonfundamental Policies.

None of these policies prevents the Fund from having an ownership interest in Vanguard. As a part owner of Vanguard, the Fund may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard’s costs or other financial requirements. See Management of the Fund for more information.

INVESTMENT STRATEGIES, RISKS, AND NONFUNDAMENTAL POLICIES

Some of the investment strategies and policies described on the following pages and in the Fund’s prospectus set forth percentage limitations on the Fund’s investment in, or holdings of, certain securities or other assets. Unless otherwise required by law, compliance with these strategies and policies will be determined immediately after the acquisition of such securities or assets by the Fund. Subsequent changes in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment strategies and policies.

The following investment strategies, risks, and policies supplement the Fund’s investment strategies, risks, and policies set forth in the prospectus. With respect to the different investments discussed as follows, the Fund may acquire such investments to the extent consistent with its investment strategies and policies.

Asset-Backed Securities. Asset-backed securities represent a participation in, or are secured by and payable from, pools of underlying assets such as debt securities, bank loans, motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (i.e., credit card) agreements, and other categories of receivables. These underlying assets are securitized through the use of trusts and special purpose entities. Payment of interest and repayment of principal on asset-backed securities may be largely dependent upon the cash flows generated by the underlying assets backing the securities and, in certain cases, may be supported by letters of credit, surety bonds, or other credit enhancements. The rate of principal payments on asset-backed securities is related to the rate of principal payments, including prepayments, on the underlying assets. The credit quality of asset-backed securities depends primarily on the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit-support provider, if any. The value of asset-backed securities may be affected by the various factors described above and other factors, such as changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets, or the entities providing the credit enhancement.

Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate, as a result of the pass-through of prepayments of principal on the underlying assets. Prepayments of principal by borrowers or foreclosure or other enforcement action by creditors shortens the term of the underlying assets. The occurrence of prepayments is a function of several factors, such as the level of interest rates, the general economic conditions, the location and age of the underlying obligations, and other social and demographic conditions. A fund’s ability to maintain positions in asset-backed securities is affected by the reductions in the principal amount of the underlying assets because of prepayments. A fund’s ability to reinvest prepayments of principal (as well as interest and other distributions and sale proceeds) at a comparable yield is subject to generally prevailing interest rates at that time. The value of asset-backed securities varies with changes in market interest rates generally and the differentials in yields among various kinds of U.S. government securities, mortgage-backed securities, and asset-backed securities. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of the underlying securities. Conversely, in periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the average life of such assets. Because prepayments of principal generally occur when interest rates are declining, an investor, such as a fund, generally has to reinvest the proceeds of such prepayments at lower interest rates than those at which the assets were previously invested. Therefore, asset-backed securities have less potential for capital appreciation in periods of falling interest rates than other income-bearing securities of comparable maturity.

Because asset-backed securities generally do not have the benefit of a security interest in the underlying assets that is comparable to a mortgage, asset-backed securities present certain additional risks that are not present with mortgage-backed securities. For example, revolving credit receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set off certain amounts owed, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than by real property. Most issuers of automobile receivables permit loan servicers to retain possession of the underlying assets. If the servicer of a pool of underlying assets sells them to another party, there is the risk that the purchaser could acquire an interest superior to that of holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issue of asset-backed securities and technical requirements under state law, the trustee for the holders of the automobile receivables may not have a proper security interest in the automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. Asset-backed securities have been, and may continue to be, subject to greater liquidity risks because of the deterioration of worldwide economic and liquidity conditions that became acute in 2008. In addition, government actions and proposals that affect the terms of underlying home and consumer loans, thereby changing demand for products financed by those loans, as well as the inability of borrowers to refinance existing loans, have had and may continue to have a negative effect on the valuation and liquidity of asset-backed securities.

Borrowing. A fund’s ability to borrow money is limited by its investment policies and limitations; by the 1940 Act; and by applicable exemptions, no-action letters, interpretations, and other pronouncements issued from time to time by the SEC and its staff or any other regulatory authority with jurisdiction. Under the 1940 Act, a fund is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the fund’s total assets made for temporary or emergency purposes. Any borrowings for temporary purposes in excess of 5% of the fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or for other reasons, a fund may be required to sell some of its portfolio holdings within three days (excluding Sundays and holidays) to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

The SEC takes the position that transactions that have a leveraging effect on the capital structure of a fund or are economically equivalent to borrowing can be viewed as constituting a form of borrowing by the fund for purposes of the 1940 Act. These transactions can include entering into reverse repurchase agreements; selling securities short (other than short sales “against-the-box”); buying and selling certain derivatives (such as futures contracts); selling (or writing) put and call options; engaging in sale-buybacks; entering into firm-commitment and standby-commitment agreements; engaging in when-issued, delayed-delivery, or forward-commitment transactions; and participating in other similar trading practices. (Additional discussion about a number of these transactions can be found on the following pages.) A borrowing transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund maintains an offsetting financial position; segregates liquid assets (with such liquidity determined by the advisor in accordance with procedures established by the board of trustees) equal (as determined on a daily mark-to-market basis) in value to the fund’s potential economic exposure under the borrowing transaction; or otherwise “covers” the transaction in accordance with applicable SEC guidance (collectively, “covers” the transaction). A fund may have to buy or sell a security at a disadvantageous time or price in order to cover a borrowing transaction. In addition, segregated assets may not be available to satisfy redemptions or to fulfill other obligations.

Debt Securities. A debt security, sometimes called a fixed income security, consists of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time and to repay the debt on the specified maturity date. Some debt securities, such as zero-coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk, liquidity risk, and (in the case of foreign securities) country risk and currency risk. The reorganization of an issuer under the federal bankruptcy laws may result in the issuer’s debt securities being cancelled without repayment, repaid only in part, or repaid in part or in whole through an exchange thereof for any combination of cash, debt securities, convertible securities, equity securities, or other instruments or rights in respect to the same issuer or a related entity.

Debt Securities—Bank Obligations. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations of commercial banks. Variable rate certificates of deposit have an interest rate that is periodically adjusted prior to their stated maturity based upon a specified market rate. As a result of these adjustments, the interest rate on these obligations may be increased or decreased periodically. Frequently, dealers selling variable rate certificates of deposit to a fund will agree to repurchase such instruments, at the fund’s option, at par on or near the coupon dates. The dealers’ obligations to repurchase these instruments are subject to conditions imposed by various dealers; such conditions typically are the continued credit standing of the issuer and the existence of reasonably orderly market conditions. A fund is also able to sell variable rate certificates of deposit on the secondary market. Variable rate certificates of deposit normally carry a higher interest rate than comparable fixed-rate certificates of deposit. A banker’s acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer, or storage of goods). The borrower is liable for payment, as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of 6 months or less and are traded in the secondary markets prior to maturity.

Debt Securities—Commercial Paper. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. It is usually sold on a discount basis and has a maturity at the time of issuance not exceeding 9 months. Commercial paper rated A-1 by Standard & Poor’s has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt is rated “A” or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) typically, the issuer’s industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer’s commercial paper is A-1, A-2, or A-3. The rating Prime-1 is the highest commercial paper rating assigned by Moody’s Investors Service, Inc. (Moody’s). Among the factors considered by Moody’s in assigning ratings are the following: (1) evaluation of the management of the issuer, (2) economic evaluation of the issuer’s industry or industries and the appraisal of speculative-type risks that may be inherent in certain areas, (3) evaluation of the issuer’s products in relation to competition and customer acceptance, (4) liquidity, (5) amount and quality of long-term debt, (6) trend of earnings over a period of ten years, (7) financial strength of a parent company and the relationships that exist with the issuer, and (8) recognition by the management of obligations that may be present or may arise as a result of public-interest questions and preparations to meet such obligations.

Variable-amount master-demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangement between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Because variable-amount master-demand notes are direct lending arrangements between a lender and a borrower, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with a fund’s investment in variable-amount master-demand notes, Vanguard’s investment management staff will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the issuer, along with the borrower’s ability to pay principal and interest on demand.

Debt Securities—Emerging Market Risk. Investing in emerging market countries involves certain risks not typically associated with investing in the United States, and imposes risks greater than, or in addition to, risks of investing in more developed foreign countries. These risks include, but are not limited to, the following: nationalization or expropriation of assets or confiscatory taxation; greater social, economic, and political uncertainty and instability

(including amplified risk of war and terrorism); more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital; generally, smaller, less seasoned, and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; difficulty in obtaining and/or enforcing a judgment in a court outside the United States; and greater price volatility, substantially less liquidity, and significantly smaller market capitalization of bond markets. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Furthermore, high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and bond markets of certain emerging market countries.

Debt Securities—Foreign Securities. The Fund invests a substantial portion of its assets in foreign debt securities. Typically, foreign debt securities are issued by entities organized, domiciled, or with a principal executive office outside the United States, such as foreign corporations and governments. Foreign securities may trade in U.S. or foreign securities markets. Investing in foreign debt securities involves certain special risk considerations that are not typically associated with investing in debt securities of U.S. companies or governments.

Because foreign issuers are not generally subject to uniform accounting, auditing, and financial reporting standards and practices comparable to those applicable to U.S. issuers, there may be less publicly available information about certain foreign issuers than about U.S. issuers. Evidence of securities ownership may be uncertain in many foreign countries. As a result, there are multiple risks that could result in a loss to the fund, including, but not limited to, the risk that a fund’s trade details could be incorrectly or fraudulently entered at the time of the transaction. Securities of foreign issuers are generally more volatile and less liquid than securities of comparable U.S. issuers, and foreign investments may be effected through structures that may be complex or confusing. In certain countries, there is less government supervision and regulation of bond markets, bond dealers, and bond issuers than in the United States. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments that could affect U.S. investments in those countries. Additionally, economic or other sanctions imposed on the United States by a foreign country, or imposed on a foreign country by the United States, could impair a fund’s ability to buy, sell, hold, receive, deliver, or otherwise transact in certain investment securities. Sanctions could also affect the value and/or liquidity of a foreign security.

Although an advisor will endeavor to achieve the most favorable execution costs for a fund’s portfolio transactions in foreign securities under the circumstances, mark-ups and other transaction costs are generally higher than those on U.S. securities. In addition, it is expected that the custodian arrangement expenses for a fund that invests primarily in foreign securities will be somewhat greater than the expenses for a fund that invests primarily in domestic securities. Certain foreign governments levy withholding or other taxes against dividend and interest income from or transactions in foreign securities. Although in some countries a portion of these taxes is recoverable by the fund, the nonrecovered portion of foreign withholding taxes will reduce the income received from such securities.

The value of the foreign securities held by a fund that are not U.S. dollar-denominated may be significantly affected by changes in currency exchange rates. The U.S. dollar value of a foreign security generally decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and it tends to increase when the value of the U.S. dollar falls against such currency. The Fund will attempt to hedge local currency risk, as discussed under the heading “Foreign Securities—Foreign Currency Transactions.” In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, as well as by currency restrictions, exchange control regulation, currency devaluations, and political and economic developments.

Debt Securities—Zero-Coupon and Pay-in-Kind Securities. Zero-coupon and pay-in-kind securities are debt securities that do not make regular cash interest payments. Zero-coupon securities generally do not pay interest. Zero-coupon Treasury bonds are U.S. Treasury notes and bonds that have been stripped of their unmatured interest coupons, or the coupons themselves, and also receipts or certificates representing an interest in such stripped debt obligations and coupons. The timely payment of coupon interest and principal on these instruments remains guaranteed by the full faith and credit of the U.S. government. Pay-in-kind securities pay interest through the issuance of additional securities. These securities are generally issued at a discount to their principal or maturity value. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. Although these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount and other noncash income on such securities accrued during that year. Each fund that holds such securities intends to pass along such interest as a component of the fund’s distributions of net investment income. It may be necessary for the fund to liquidate portfolio positions, including when it is not advantageous to do so, in order to make required distributions.

Derivatives. A derivative is a financial instrument that has a value based on—or “derived from”—the values of other assets, reference rates, or indexes. Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indexes. Derivatives include futures contracts and options on futures contracts, certain forward-commitment transactions, options on securities, caps, floors, collars, swap agreements, and certain other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap agreements, may be privately negotiated and entered into in the over-the-counter market (OTC Derivatives) or may be cleared through a clearinghouse (Cleared Derivatives) and traded on an exchange or swap execution facility. As a result of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), certain swap agreements, such as certain standardized credit default and interest rate swap agreements, must be cleared through a clearinghouse and traded on an exchange or swap execution facility. This could result in an increase in the overall costs of such transactions. While the intent of derivatives regulatory reform is to mitigate risks associated with derivatives markets, the new regulations could, among other things, increase liquidity and decrease pricing for more standardized products while decreasing liquidity and increasing pricing for less standardized products. The risks associated with the use of derivatives are different from, and possibly greater than, the risks associated with investing directly in the securities, assets, or market indexes on which the derivatives are based. Derivatives are used by some investors for speculative purposes. Derivatives also may be used for a variety of purposes that do not constitute speculation, such as hedging, managing risk, seeking to stay fully invested, seeking to reduce transaction costs, seeking to simulate an investment in equity or debt securities or other investments, and seeking to add value by using derivatives to more efficiently implement portfolio positions when derivatives are favorably priced relative to equity or debt securities or other investments. There is no assurance that any derivatives strategy used by a fund’s advisor will succeed. The other parties to the funds’ OTC Derivatives contracts (usually referred to as “counterparties”) will not be considered the issuers thereof for purposes of certain provisions of the 1940 Act and the IRC, although such OTC Derivatives may qualify as securities or investments under such laws. The funds’ advisors, however, will monitor and adjust, as appropriate, the funds’ credit risk exposure to OTC Derivative counterparties.

Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

When the fund enters into a Cleared Derivative, an initial margin deposit with a Futures Commission Merchant (FCM) is required. Initial margin deposits are typically calculated as an amount equal to the volatility in market value of a Cleared Derivative over a fixed period. If the value of the fund’s Cleared Derivatives declines, the fund will be required to make additional “variation margin” payments to the FCM to settle the change in value. If the value of the fund’s Cleared Derivatives increases, the FCM will be required to make additional “variation margin” payments to the fund to settle the change in value. This process is known as “marking-to-market” and is calculated on a daily basis.

For OTC Derivatives, the fund is subject to the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if a fund’s advisor does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with certain OTC Derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because certain derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A derivative transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction in accordance with the requirements described under the heading “Borrowing.”

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a fund’s interest. A fund bears the risk that its advisor will incorrectly forecast future market trends or the values of assets, reference rates, indexes, or other financial or economic factors in establishing derivative positions for the fund. If the advisor attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the derivative will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. Although hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many derivatives (in particular, OTC Derivatives) are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.

Exchange-Traded Funds. A fund may purchase shares of exchange-traded funds (ETFs), including ETF Shares issued by other Vanguard funds. Typically, a fund would purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts: to obtain exposure to all or a portion of the stock or bond market. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly and more tax-efficient than futures. In addition, ETF shares can be purchased for smaller sums, offer exposure to market sectors and styles for which there is no suitable or liquid futures contract, and do not involve leverage.

An investment in an ETF generally presents the same principal risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objective, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETF’s shares may trade at a discount or a premium to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; and (3) trading of an ETF’s shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of an ETF’s shares may also be halted if the shares are delisted from the exchange without first being listed on another exchange or if the listing exchange’s officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

Most ETFs are investment companies. Therefore, a fund’s purchases of ETF shares generally are subject to the limitations on, and the risks of, a fund’s investments in other investment companies, which are described under the heading “Other Investment Companies.”

Vanguard ETF®* Shares are exchange-traded shares that represent an interest in an investment portfolio held by Vanguard funds. A fund’s investments in Vanguard ETF Shares are also generally subject to the descriptions, limitations, and risks described under the heading “Other Investment Companies,” except as provided by an exemption granted by the SEC that permits registered investment companies to invest in a Vanguard fund that issues ETF Shares beyond the limits of Section 12(d)(1) of the 1940 Act, subject to certain terms and conditions.

* U.S. Patent Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

Foreign Securities—Foreign Currency Transactions. The value in U.S. dollars of a fund’s non-dollar-denominated foreign securities may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the fund may incur costs in connection with conversions between various currencies. To seek to minimize the impact of such factors on net asset values, a fund may engage in foreign currency transactions in connection with its investments in foreign securities. A fund will enter into foreign currency transactions only to attempt to “hedge” the currency risk associated with investing in foreign securities. Although such transactions tend to minimize the risk of loss that would result from a decline in the value of the hedged currency, they also may limit any potential gain that might result should the value of such currency increase.

Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market or through forward contracts to purchase or sell foreign currencies. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into with large commercial banks or other currency traders who are participants in the interbank market. Currency exchange transactions also may be effected through the use of swap agreements or other derivatives.

Currency exchange transactions may be considered borrowings. A currency exchange transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction in accordance with the requirements described under the heading “Borrowing.”

By entering into a forward contract for the purchase or sale of foreign currency involved in underlying security transactions, a fund may be able to protect itself against part or all of the possible loss between trade and settlement dates for that purchase or sale resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. This practice is sometimes referred to as “transaction hedging.” In addition, when the advisor reasonably believes that a particular foreign currency may suffer a substantial decline against the U.S. dollar, a fund may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. This practice is sometimes referred to as “portfolio hedging.” Similarly, when the advisor reasonably believes that the U.S. dollar may suffer a substantial decline against a foreign currency, a fund may enter into a forward contract to buy that foreign currency for a fixed dollar amount.

A fund may also attempt to hedge its foreign currency exchange rate risk by engaging in currency futures, options, and “cross-hedge” transactions. In cross-hedge transactions, a fund holding securities denominated in one foreign currency will enter into a forward currency contract to buy or sell a different foreign currency (one that the advisor reasonably believes generally tracks the currency being hedged with regard to price movements). The advisor may select the tracking (or substitute) currency rather than the currency in which the security is denominated for various reasons, including in order to take advantage of pricing or other opportunities presented by the tracking currency or to take advantage of a more liquid or more efficient market for the tracking currency. Such cross-hedges are expected to help protect a fund against an increase or decrease in the value of the U.S. dollar against certain foreign currencies.

A fund may hold a portion of its assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these assets are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

The forecasting of currency market movement is extremely difficult, and whether any hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward currency contract. Accordingly, a fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if its advisor’s predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks and may leave a fund in a less advantageous position than if such a hedge had not been established. Because forward currency contracts are privately negotiated transactions, there can be no assurance that a fund will have flexibility to roll over a forward currency contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its services thereunder.

Foreign Securities—Russian Market Risk. There are significant risks inherent in investing in Russian securities. The underdeveloped state of Russia’s banking system subjects the settlement, clearing, and registration of securities transactions to significant risks. In March of 2013, the National Settlement Depository (NSD) began acting as a central depository for the majority of Russian equity securities; the NSD is now recognized as the Central Securities Depository in Russia.

For Russian issuers with less than 50 shareholders, ownership records are maintained only by registrars who are under contract with the issuers and are currently not settled with the NSD. Although a Russian subcustodian will maintain copies of the registrar’s records (Share Extracts) on its premises, such Share Extracts are not recorded with the NSD and may not be legally sufficient to establish ownership of securities. The registrars may not be independent from the issuer, are not necessarily subject to effective state supervision, and may not be licensed with any governmental entity. A fund will endeavor to ensure by itself or through a custodian or other agent that the fund’s interest continues to be appropriately recorded for Russian issuers with less than 50 shareholders by inspecting the share register and by obtaining extracts of share registers through regular confirmations. However, these extracts have no legal enforceability, and the possibility exists that a subsequent illegal amendment or other fraudulent act may deprive the fund of its ownership rights or may improperly dilute its interest. In addition, although applicable Russian regulations impose liability on registrars for losses resulting from their errors, a fund may find it difficult to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration.

Futures Contracts and Options on Futures Contracts. Futures contracts and options on futures contracts are derivatives. A futures contract is a standardized agreement between two parties to buy or sell at a specific time in the future a specific quantity of a commodity at a specific price. The commodity may consist of an asset, a reference rate, or an index. A security futures contract relates to the sale of a specific quantity of shares of a single equity security or a narrow-based securities index. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying commodity. The buyer of a futures contract enters into an agreement to purchase the underlying commodity on the settlement date and is said to be “long” the contract. The seller of a futures contract enters into an agreement to sell the underlying commodity on the settlement date and is said to be “short” the contract. The price at which a futures contract is entered into is established either in the electronic marketplace or by open outcry on the floor of an exchange between exchange members acting as traders or brokers. Open futures contracts can be liquidated or closed out by physical delivery of the underlying commodity or payment of the cash settlement amount on the settlement date, depending on the terms of the particular contract. Some financial futures contracts (such as security futures) provide for physical settlement at maturity. Other financial futures contracts (such as those relating to interest rates, foreign currencies, and broad-based securities indexes) generally provide for cash settlement at maturity. In the case of cash-settled futures contracts, the cash settlement amount is equal to the difference between the final settlement or market price for the relevant commodity on the last trading day of the contract and the price for the relevant commodity agreed upon at the outset of the contract. Most futures contracts, however, are not held until maturity but instead are “offset” before the settlement date through the establishment of an opposite and equal futures position.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying commodity unless the contract is held until the settlement date. However, both the purchaser and seller are required to deposit “initial margin” with a futures commission merchant (FCM) when the futures contract is entered into. Initial margin deposits are typically calculated as an amount equal to the volatility in market value of a contract over a fixed period. If the value of the fund’s position declines, the fund will be required to make additional “variation margin” payments to the FCM to settle the change in value. If the value of the fund’s position increases, the FCM will be required to make additional “variation margin” payments to the fund to settle the change in value. This process is known as “marking-to-market” and is calculated on a daily basis. A futures transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction in accordance with the requirements described under the heading “Borrowing.”

An option on a futures contract (or futures option) conveys the right, but not the obligation, to purchase (in the case of a call option) or sell (in the case of a put option) a specific futures contract at a specific price (called the “exercise” or “strike” price) any time before the option expires. The seller of an option is called an option writer. The purchase price of an option is called the premium. The potential loss to an option buyer is limited to the amount of the premium plus transaction costs. This will be the case, for example, if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is “in-the-money” at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract. Generally, any profit realized by an option buyer represents a loss for the option writer.

A fund that takes the position of a writer of a futures option is required to deposit and maintain initial and variation margin with respect to the option, as previously described in the case of futures contracts. A futures option transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction in accordance with the requirements described under the heading “Borrowing.”

The Fund intends to comply with Rule 4.5 under the Commodity Exchange Act (CEA), under which a mutual fund may be excluded from the definition of the term Commodity Pool Operator (CPO) if the fund meets certain conditions such as limiting its investments in certain CEA-regulated instruments (e.g., futures, options, or swaps) and complying with certain marketing restrictions. Accordingly, Vanguard is not subject to registration or regulation as a CPO with respect to the Fund under the CEA. The Fund will only enter into futures contracts and futures options that are traded on a U.S. or foreign exchange, board of trade, or similar entity or that are quoted on an automated quotation system.

Futures Contracts and Options on Futures Contracts—Risks. The risk of loss in trading futures contracts and in writing futures options can be substantial because of the low margin deposits required, the extremely high degree of leverage involved in futures and options pricing, and the potential high volatility of the futures markets. As a result, a relatively small price movement in a futures position may result in immediate and substantial loss (or gain) for the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract, and the writing of a futures option, may result in losses in excess of the amount invested in the position. In the event of adverse price movements, a fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements (and segregation requirements, if applicable) at a time when it may be disadvantageous to do so. In addition, on the settlement date, a fund may be required to make delivery of the instruments underlying the futures positions it holds.

A fund could suffer losses if it is unable to close out a futures contract or a futures option because of an illiquid secondary market. Futures contracts and futures options may be closed out only on an exchange that provides a secondary market for such products. However, there can be no assurance that a liquid secondary market will exist for any particular futures product at any specific time. Thus, it may not be possible to close a futures or option position. Moreover, most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses. The inability to close futures and options positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment.

U.S.	Treasury futures are generally not subject to such daily limits.
A	fund bears the risk that its advisor will incorrectly predict future market trends. If the advisor attempts to use a futures contract or a futures option as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the futures position will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. Although hedging strategies involving futures products can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments.

A fund could lose margin payments it has deposited with its FCM if, for example, the FCM breaches its agreement with the fund or becomes insolvent or goes into bankruptcy. In that event, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the fund.

Hybrid Instruments. A hybrid instrument, or hybrid, is an interest in an issuer that combines the characteristics of an equity security, a debt security, a commodity, and/or a derivative. A hybrid may have characteristics that, on the whole, more strongly suggest the existence of a bond, stock, or other traditional investment, but a hybrid may also have prominent features that are normally associated with a different type of investment. Moreover, hybrid instruments may be treated as a particular type of investment for one regulatory purpose (such as taxation) and may be simultaneously treated as a different type of investment for a different regulatory purpose (such as securities or commodity regulation). Hybrids can be used as an efficient means of pursuing a variety of investment goals, including increased total return, duration management, and currency hedging. Because hybrids combine features of two or more traditional investments and may involve the use of innovative structures, hybrids present risks that may be similar to, different from, or greater than those associated with traditional investments with similar characteristics.

Examples of hybrid instruments include convertible securities, which combine the investment characteristics of bonds and common stocks; perpetual bonds, which are structured like fixed income securities, have no maturity date, and may be characterized as debt or equity for certain regulatory purposes; contingent convertible securities, which are fixed income securities that, under certain circumstances, either convert into common stock of the issuer or undergo a principal write-down by a predetermined percentage if the issuer’s capital ratio falls below a predetermined trigger level; and trust-preferred securities, which are preferred stocks of a special-purpose trust that holds subordinated debt of the corporate parent. Another example of a hybrid is a commodity-linked bond, such as a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid would be a combination of a bond and a call option on oil.

In the case of hybrids that are structured like fixed income securities (such as structured notes), the principal amount or the interest rate is generally tied (positively or negatively) to the price of some commodity, currency, securities index, interest rate, or other economic factor (each, a benchmark). For some hybrids, the principal amount payable at maturity or the interest rate may be increased or decreased, depending on changes in the value of the benchmark. Other hybrids do not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond with a fixed principal amount that pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a fund to the credit risk of the issuer of the hybrids. Depending on the level of a fund’s investment in hybrids, these risks may cause significant fluctuations in the fund’s net asset value. Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the needs of an issuer or, sometimes, the portfolio needs of a particular investor, and therefore the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities.

Certain issuers of hybrid instruments known as structured products may be deemed to be investment companies as defined in the 1940 Act. As a result, the funds’ investments in these products may be subject to the limitations described under the heading “Other Investment Companies.”

Interfund Borrowing and Lending. The SEC has granted an exemption permitting registered open-end Vanguard funds to participate in Vanguard’s interfund lending program. This program allows the Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is typically available from a bank for a comparable transaction, (2) no fund may loan money if the loan would cause its aggregate outstanding loans through the program to exceed 15% of its net assets at the time of the loan, and (3) a fund’s interfund loans to any one fund shall not exceed 5% of the lending fund’s net assets. In addition, a Vanguard fund may participate in the program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The boards of trustees of the Vanguard funds are responsible for overseeing the interfund lending program. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investing for Control. The Vanguard funds invest in securities and other instruments for the sole purpose of achieving a specific investment objective. As such, they do not seek to acquire enough of a company’s outstanding voting stock to have control over management decisions. The Vanguard funds do not invest for the purpose of controlling a company’s management.

Loan Interests and Direct Debt Instruments. Loan interests and direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (in the case of loans and loan participations); to suppliers of goods or services (in the case of trade claims or other receivables); or to other parties. These investments involve a risk of loss in case of the default, the insolvency, or the bankruptcy of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a purchaser supply additional cash to a borrower on demand.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. Direct debt instruments may not be rated by a rating agency. If scheduled interest or principal payments are not made, or are not made in a timely manner, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than unsecured loans in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligation or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or they may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Corporate loans and other forms of direct corporate indebtedness in which a fund may invest generally are made to finance internal growth, mergers, acquisitions, stock repurchases, refinancing of existing debt, leveraged buyouts, and other corporate activities. A significant portion of the corporate indebtedness purchased by a fund may represent interests in loans or debt made to finance highly leveraged corporate acquisitions (known as “leveraged buyout” transactions), leveraged recapitalization loans, and other types of acquisition financing. Another portion may also represent loans incurred in restructuring or “work-out” scenarios, including super-priority debtor-in-possession facilities in bankruptcy and acquisition of assets out of bankruptcy. Loans in restructuring or work-out scenarios may be especially vulnerable to the inherent uncertainties in restructuring processes. In addition, the highly leveraged capital structure of the borrowers in any such transactions, whether in acquisition financing or restructuring, may make such loans especially vulnerable to adverse or unusual economic or market conditions.

Loans and other forms of direct indebtedness generally are subject to restrictions on transfer, and only limited opportunities may exist to sell them in secondary markets. As a result, a fund may be unable to sell loans and other forms of direct indebtedness at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair value.

Investments in loans through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is at least conceivable that, under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower under the terms of the loan or other indebtedness. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent’s general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower when it would not otherwise have done so, even if the borrower’s condition makes it unlikely that the amount will ever be repaid.

A fund’s investment policies will govern the amount of total assets that it may invest in any one issuer or in issuers within the same industry. For purposes of these limitations, a fund generally will treat the borrower as the “issuer” of indebtedness held by the fund. In the case of loan participations in which a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require the fund, in some circumstances, to treat both the lending bank or other lending institution and the borrower as “issuers” for purposes of the fund’s investment policies. Treating a financial intermediary as an issuer of indebtedness may restrict a fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Mortgage-Backed Securities. Mortgage-backed securities represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property or instruments derived from such loans and may be based on different types of mortgages, including those on residential properties or commercial real estate. Mortgage-backed securities include various types of securities, such as government stripped mortgage-backed securities, adjustable rate mortgage-backed securities, and collateralized mortgage obligations.

Generally, mortgage-backed securities represent partial interests in pools of mortgage loans assembled for sale to investors by various governmental agencies, such as the Government National Mortgage Association (GNMA); by government-related organizations, such as the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC); and by private issuers, such as commercial banks, savings and loan institutions, and mortgage bankers. The average maturity of pass-through pools of mortgage-backed securities in which a fund may invest varies with the maturities of the underlying mortgage instruments. In addition, a pool’s average maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, the general economic and social conditions, the location of the mortgaged property, and the age of the mortgage. Because prepayment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted accurately.

Mortgage-backed securities may be classified as private, government, or government-related, depending on the issuer or guarantor. Private mortgage-backed securities represent interest in pass-through pools consisting principally of conventional residential or commercial mortgage loans created by nongovernment issuers, such as commercial banks, savings and loan associations, and private mortgage insurance companies. Private mortgage-backed securities may not be readily marketable. In addition, mortgage-backed securities have been subject to greater liquidity risk because of the deterioration of worldwide economic and liquidity conditions that became especially severe in 2008. U.S. government mortgage-backed securities are backed by the full faith and credit of the U.S. government. GNMA, the principal U.S. guarantor of these securities, is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage-backed securities are not backed by the full faith and credit of the U.S. government. Issuers include FNMA and FHLMC, which are congressionally chartered corporations. In September 2008, the U.S. Treasury placed FNMA and FHLMC under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to manage their daily operations. In addition, the U.S. Treasury entered into purchase agreements with FNMA and FHLMC to provide them with capital in exchange for senior preferred stock. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. Participation certificates representing interests in mortgages from FHLMC’s national portfolio are guaranteed as to the timely payment of interest and principal by FHLMC. Private, government, or government-related entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments (that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than customary).

Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. Prepayments of principal by mortgagors or mortgage foreclosures shorten the term of the mortgage pool underlying the mortgage-backed security. A fund’s ability to maintain positions in mortgage-backed securities is affected by the reductions in the principal amount of such securities resulting from prepayments. A fund’s ability to reinvest prepayments of principal at comparable yield is subject to generally prevailing interest rates at that time. The values of mortgage-backed securities vary with changes in market interest rates generally and the differentials in yields among various kinds of government securities, mortgage-backed securities, and asset-backed securities. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgages supporting a mortgage-backed security. Conversely, in periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the average life of such a pool. Because prepayments of principal generally occur when interest rates are declining, an investor, such as a fund, generally has to reinvest the proceeds of such prepayments at lower interest rates than those at which its assets were previously invested. Therefore, mortgage-backed securities have less potential for capital appreciation in periods of falling interest rates than other income-bearing securities of comparable maturity.

Options. An option is a derivative. An option on a security (or index) is a contract that gives the holder of the option, in return for the payment of a “premium,” the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price prior to the expiration date of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call option) or to pay the exercise price upon delivery of the underlying security (in the case of a put option). The writer of an option on an index has the obligation upon exercise of the option to pay an amount equal to the cash value of the index minus the exercise price, multiplied by the specified multiplier for the index option. The multiplier for an index option determines the size of the investment position the option represents. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

The buyer (or holder) of an option is said to be “long” the option, while the seller (or writer) of an option is said to be “short” the option. A call option grants to the holder the right to buy (and obligates the writer to sell) the underlying security at the strike price, which is the predetermined price at which the option may be exercised. A put option grants to the holder the right to sell (and obligates the writer to buy) the underlying security at the strike price. The purchase price of an option is called the “premium.” The potential loss to an option buyer is limited to the amount of the premium plus transaction costs. This will be the case if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer, but that person could also seek to profit from an anticipated rise or decline in option prices. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is “in-the-money” at the expiration date. A call option is in-the-money if the value of the underlying position exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying position. Generally, any profit realized by an option buyer represents a loss for the option writer. The writing of an option will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction in accordance with the requirements described under the heading “Borrowing.”

If a trading market in particular options were to become unavailable, investors in those options (such as the funds) would be unable to close out their positions until trading resumes, and they may be faced with substantial losses if the value of the underlying instrument moves adversely during that time. Even if the market were to remain available, there may be times when options prices will not maintain their customary or anticipated relationships to the prices of the underlying instruments and related instruments. Lack of investor interest, changes in volatility, or other factors or conditions might adversely affect the liquidity, efficiency, continuity, or even the orderliness of the market for particular options.

A fund bears the risk that its advisor will not accurately predict future market trends. If the advisor attempts to use an option as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the option will have or will develop imperfect or no correlation with the portfolio investment, which could cause substantial losses for the fund. Although hedging strategies involving options can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many options, in particular OTC options, are complex and often valued based on subjective factors. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.

OTC Swap Agreements. An over-the-counter (OTC) swap agreement, which is a type of derivative, is an agreement between two parties (counterparties) to exchange payments at specified dates (periodic payment dates) on the basis of a specified amount (notional amount) with the payments calculated with reference to a specified asset, reference rate, or index.

Examples of OTC swap agreements include, but are not limited to, interest rate swaps, credit default swaps, equity swaps, commodity swaps, foreign currency swaps, index swaps, excess return swaps, and total return swaps. Most OTC swap agreements provide that when the periodic payment dates for both parties are the same, payments are netted, and only the net amount is paid to the counterparty entitled to receive the net payment. Consequently, a fund’s current obligations (or rights) under an OTC swap agreement will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. OTC swap agreements allow for a wide variety of transactions. For example, fixed rate payments may be exchanged for floating rate payments; U.S. dollar-denominated payments may be exchanged for payments denominated in a different currency; and payments tied to the price of one asset, reference rate, or index may be exchanged for payments tied to the price of another asset, reference rate, or index.

An OTC option on an OTC swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

The use of OTC swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. OTC swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of an OTC swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions.

OTC swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If an OTC swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, OTC swap transactions may be subject to a fund’s limitation on investments in illiquid securities.

OTC swap agreements may be subject to pricing risk, which exists when a particular swap becomes extraordinarily expensive or inexpensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity or to realize the intrinsic value of the OTC swap agreement.

Because certain OTC swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain OTC swaps have the potential for unlimited loss, regardless of the size of the initial investment. A leveraged OTC swap transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction in accordance with the requirements described under the heading “Borrowing.”

Like most other investments, OTC swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund’s interest. A fund bears the risk that its advisor will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing OTC swap positions for the fund. If the advisor attempts to use an OTC swap as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the OTC swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. Although hedging strategies involving OTC swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many OTC swaps are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.

The use of an OTC swap agreement also involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. Additionally, the use of credit default swaps can result in losses if a fund’s advisor does not correctly evaluate the creditworthiness of the issuer on which the credit swap is based.

The market for OTC swaps and swaptions is a relatively new market. It is possible that developments in the market could adversely affect a fund, including its ability to terminate existing OTC swap agreements or to realize amounts to be received under such agreements. As previously noted under the heading “Derivatives,” under the Dodd-Frank Act, certain swaps that may be used by a fund may be cleared through a clearinghouse and traded on an exchange or swap execution facility.

Other Investment Companies. A fund may invest in other investment companies to the extent permitted by applicable law or SEC exemption. Under Section 12(d)(1) of the 1940 Act, a fund generally may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company, as long as no investment represents more than 3% of the voting stock of an acquired investment company. In addition, no funds for which Vanguard acts as an advisor may, in the aggregate, own more than 10% of the voting stock of a closed-end investment company. The 1940 Act and related rules provide certain exemptions from these restrictions. If a fund invests in other investment companies, shareholders will bear not only their proportionate share of the fund’s expenses (including operating expenses and the fees of the advisor), but they also may indirectly bear the similar expenses of the underlying investment companies. Certain investment companies, such as business development companies (BDCs), are more akin to operating companies and, as such, their expenses are not direct expenses paid by fund shareholders and are not used to calculate the fund’s net asset value. SEC rules nevertheless require that any expenses incurred by a BDC be included in a fund’s expense ratio as “Acquired Fund Fees and Expenses.” The expense ratio of a fund that holds a BDC will thus overstate what the fund actually spends on portfolio management, administrative services, and other shareholder services by an amount equal to these Acquired Fund Fees and Expenses. The Acquired Fund Fees and Expenses are not included in a fund’s financial statements, which provide a clearer picture of a fund’s actual operating expenses. Shareholders would also be exposed to the risks associated not only with the investments of the fund but also with the portfolio investments of the underlying investment companies. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that typically trade on a stock exchange or over-the-counter at a premium or discount to their net asset value. Others are continuously offered at net asset value but also may be traded on the secondary market.

Repurchase Agreements. A repurchase agreement is an agreement under which a fund acquires a fixed income security (generally a security issued by the U.S. government or an agency thereof, a banker’s acceptance, or a certificate of deposit) from a bank, a broker, or a dealer and simultaneously agrees to resell such security to the seller at an agreed-upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The resale price reflects an agreed-upon interest rate effective for the period the instrument is held by a fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and be held by a custodian bank until repurchased. In addition, the investment advisor will monitor a fund’s repurchase agreement transactions generally and will evaluate the creditworthiness of any bank, broker, or dealer party to a repurchase agreement relating to a fund. The aggregate amount of any such agreements is not limited, except to the extent required by law.

The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the fund not within its control, and therefore the realization by the fund on such collateral may be automatically stayed. Finally, it is possible that the fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

Restricted and Illiquid Securities. Illiquid securities are securities that cannot be sold or disposed of within seven days in the ordinary course of business at approximately the price at which they are valued. The SEC generally limits aggregate holdings of illiquid securities by a mutual fund to 15% of its net assets (5% for money market funds). A fund may experience difficulty valuing and selling illiquid securities and, in some cases, may be unable to value or sell certain illiquid securities for an indefinite period of time. Illiquid securities may include a wide variety of investments, such as (1) repurchase agreements maturing in more than seven days (unless the agreements have demand/redemption features), (2) OTC options contracts and certain other derivatives (including certain swap agreements), (3) fixed time deposits that are not subject to prepayment or do not provide for withdrawal penalties upon prepayment (other than overnight deposits), (4) loan interests and other direct debt instruments, (5) certain municipal lease obligations, (6) commercial paper issued pursuant to Section 4(2) of the 1933 Act, and (7) securities whose disposition is restricted under the federal securities laws. Illiquid securities include restricted, privately placed securities that, under the federal securities laws, generally may be resold only to qualified institutional buyers. If a substantial market develops for a restricted security held by a fund, it may be treated as a liquid security, in accordance with procedures and guidelines approved by the board of trustees. This generally includes securities that are unregistered, that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act, or that are exempt from registration under the 1933 Act, such as commercial paper. Although a fund’s advisor monitors the liquidity of restricted securities, the board of trustees oversees and retains ultimate responsibility for the advisor’s liquidity determinations. Several factors that the trustees consider in monitoring these decisions include the valuation of a security; the availability of qualified institutional buyers, brokers, and dealers that trade in the security; and the availability of information about the security’s issuer.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. Under a reverse repurchase agreement, the fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. Reverse repurchase agreements involve the risk that the market value of securities retained by the fund may decline below the repurchase price of the securities sold by the fund that it is obligated to repurchase. In addition to the risk of such a loss, fees charged to the fund may exceed the return the fund earns from investing the proceeds received from the reverse repurchase agreement transaction. A reverse repurchase agreement may be considered a borrowing transaction for purposes of the 1940 Act. A reverse repurchase agreement transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction in accordance with the requirements described under the heading “Borrowing.” A fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been reviewed and found satisfactory by the advisor. If the buyer in a reverse repurchase agreement becomes insolvent or files for bankruptcy, a fund’s use of proceeds from the sale may be restricted while the other party or its trustee or receiver determines if it will honor the fund’s right to repurchase the securities. If the fund is unable to recover the securities it sold in a reverse repurchase agreement, it would realize a loss equal to the difference between the value of the securities and the payment it received for them.

Securities Lending. A fund may lend its investment securities to qualified institutional investors (typically brokers, dealers, banks, or other financial institutions) who may need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities, or completing arbitrage operations. By lending its investment securities, a fund attempts to increase its net investment income through the receipt of interest on the securities lent. Any gain or loss in the market price of the securities lent that might occur during the term of the loan would be for the account of the fund. If the borrower defaults on its obligation to return the securities lent because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities lent or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities lent, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Cash received as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment to market appreciation or depreciation. Currently, Vanguard funds that lend securities invest the cash collateral received in one or more Vanguard CMT Funds, which are very low-cost money market funds.

The terms and the structure of the loan arrangements, as well as the aggregate amount of securities loans, must be consistent with the 1940 Act and the rules or interpretations of the SEC thereunder. These provisions limit the amount of securities a fund may lend to 33 1/3% of the fund’s total assets and require that (1) the borrower pledge and maintain with the fund collateral consisting of cash, an irrevocable letter of credit, or securities issued or guaranteed by the U.S. government having at all times not less than 100% of the value of the securities lent; (2) the borrower add to such collateral whenever the price of the securities lent rises (i.e., the borrower “marks to market” on a daily basis); (3) the loan be made subject to termination by the fund at any time; and (4) the fund receives reasonable interest on the loan (which may include the fund’s investing any cash collateral in interest-bearing short-term investments), any distribution on the lent securities, and any increase in their market value. Loan arrangements made by each fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. The advisor will consider the creditworthiness of the borrower, among other things, in making decisions with respect to the lending of securities, subject to oversight by the board of trustees. At the present time, the SEC does not object if an investment company pays reasonable negotiated fees in connection with lent securities, so long as such fees are set forth in a written contract and approved by the investment company’s trustees. In addition, voting rights pass with the lent securities, but if a fund has knowledge that a material event will occur affecting securities on loan, and in respect to which the holder of the securities will be entitled to vote or consent, the lender must be entitled to call the loaned securities in time to vote or consent. A fund bears the risk that there may be a delay in the return of the securities, which may impair the fund’s ability to vote on such a matter.

Pursuant to Vanguard’s securities lending policy, Vanguard’s fixed income and money market funds are not permitted to, and do not, lend their investment securities.

Tax Matters—Federal Tax Discussion. Discussion herein of U.S. federal income tax matters summarizes some of the important, generally applicable U.S. federal tax considerations relevant to investment in a fund based on the IRC, U.S. Treasury regulations, and other applicable authority. These authorities are subject to change by legislative, administrative, or judicial action, possibly with retroactive effect. A shareholder should consult his or her tax professional for information regarding the particular situation and the possible application of U.S. federal, state, local, foreign, and other taxes.

Tax Matters—Federal Tax Treatment of Derivatives, Hedging, and Related Transactions. A fund’s transactions in derivative instruments (including, but not limited to, options, futures, forward contracts, and swap agreements), as well as any of the fund’s hedging, short sale, securities loan, or similar transactions, may be subject to one or more special tax rules that affect the treatment of gains or losses recognized by the fund as ordinary or capital. These transactions may also accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding period of the fund’s securities.

In order for a fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income—i.e., dividends, interest, income derived from securities loans, gains from the sale of securities or foreign currencies, or other income derived with respect to the fund’s business of investing in securities or currencies. The funds generally expect that any net gain from options, futures, and forward contracts will be treated as qualifying income.

Tax Matters—Federal Tax Treatment of Futures Contracts. For federal income tax purposes, a fund generally must recognize, as of the end of each taxable year, any net unrealized gains and losses on certain futures contracts, as well as any gains and losses actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and are treated as long-term or short-term, depending on the holding period of the contract. Sales of futures contracts that are intended to hedge against a change in the value of securities held by a fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A fund may be required to defer the recognition of losses on one position, such as futures contracts, to the extent of any unrecognized gains on a related offsetting position held by the fund.

A fund will distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes on futures transactions. Such distributions will be combined with distributions of capital gains realized on the fund’s other investments, and shareholders will be advised on the nature of the distributions.

Tax Matters—Federal Tax Treatment of Non-U.S. Currency Transactions. Special rules generally govern the federal income tax treatment of a fund’s transactions in the following: non-U.S. currencies; non-U.S. currency-denominated debt obligations; and certain non-U.S. currency options, futures contracts, forward contracts, and similar instruments. Accordingly, if a fund engages in these types of transactions, it may have ordinary income or loss to the extent such income or loss results from fluctuations in the value of the non-U.S. currency concerned. Such ordinary income could accelerate fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any ordinary loss so created will generally reduce ordinary income distributions and, in some cases, could require the recharacterization of prior ordinary income distributions. Net ordinary losses cannot be carried forward by the fund to offset income or gains realized in subsequent taxable years.

Any gain or loss attributable to the non-U.S. currency component of a transaction engaged in by a fund that is not subject to these special currency rules (such as foreign equity investments other than certain preferred stocks) will generally be treated as a capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.

To the extent a fund engages in non-U.S. currency hedging, the fund may elect or be required to apply other rules that could affect the character, timing, or amount of the fund’s gains and losses. For more information, see “Tax Matters—Federal Tax Treatment of Derivatives, Hedging, and Related Transactions.”

Tax Matters—Market Discount or Premium. The price of a bond purchased after its original issuance may reflect market discount or premium. Depending on the particular circumstances, market discount may affect the tax character and amount of income required to be recognized by a fund holding the bond. In determining whether a bond is purchased with market discount, certain de minimis rules apply. Premium is generally amortizable over the remaining term of the bond. Depending on the type of bond, premium may affect the amount of income required to be recognized by a fund holding the bond and the fund’s basis in the bond.

Tax Matters—Real Estate Mortgage Investment Conduits. If a fund invests directly or indirectly, including through a REIT or other pass-through entity, in residual interests in real estate mortgage investment conduits (REMICs) or equity interests in taxable mortgage pools (TMPs), a portion of the fund’s income that is attributable to a residual interest in a REMIC or an equity interest in a TMP (such portion referred to in the IRC as an “excess inclusion”) will be subject to U.S. federal income tax in all events—including potentially at the fund level—under a notice issued by the IRS in October 2006 and U.S. Treasury regulations that have yet to be issued but may apply retroactively. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a registered investment company will be allocated to shareholders of the registered investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a fund investing in such interests may not be a suitable investment for charitable remainder trusts, as noted below. In general, excess inclusion income allocated to shareholders (1) cannot be offset by net operation losses (subject to a limited exception for certain thrift institutions); (2) will constitute unrelated business taxable income (UBTI) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan, or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity, which otherwise might not be required, to file a tax return and pay tax on such income; and (3) in the case of a non-U.S. investor, will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the IRC. As a result, a fund investing in such interests may not be suitable for charitable remainder trusts. See “Tax Matters—Tax-Exempt Investors.”

Tax Matters—Tax Considerations for Non-U.S. Investors. U.S. withholding and estate taxes and certain U.S. tax reporting requirements may apply to any investments made by non-U.S. investors in Vanguard funds. Recent tax legislation provides relief from certain U.S. withholding taxes for certain properly reported distributions of qualifying interest income or short-term capital gain made with respect to a fund’s taxable year beginning prior to 2015, assuming the investor provides valid tax documentation certifying non-U.S. status. A fund is permitted, but is not required, to report any of its distributions as eligible for such relief, and some distributions (e.g., distributions of interest a fund receives from non-U.S. issuers) are not eligible for this relief. The relief does not by its terms apply to a fund’s taxable year beginning in or after 2015 unless so extended by Congress. If Congress extends this relief and if Vanguard chooses to apply this relief for a particular fund, Vanguard will generally apply it on a prospective basis to fund distributions made to shareholders who invest directly with Vanguard. For some funds, Vanguard may choose not to apply the withholding exemption to qualifying fund distributions made to direct shareholders but may provide the reporting to such shareholders. In these cases, a shareholder may be able to reclaim such withholding tax from the Internal Revenue Service (IRS).

If shareholders hold fund shares (including ETF shares) through a broker or intermediary, their broker or intermediary may apply this relief, if extended, to distributions made to shareholders with respect to those shares. If a shareholder’s broker or intermediary instead collects withholding tax where this relief has been extended and where the fund has provided the proper reporting, the shareholder may be able to reclaim such withholding tax from the IRS. Please consult your broker or intermediary regarding the application of these rules.

This relief does not apply to any withholding required under the Foreign Account Tax Compliance Act (FATCA), which generally requires a fund to obtain information sufficient to identify the status of each of its shareholders. If a shareholder fails to provide this information or otherwise fails to comply with FATCA, a fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on fund distributions and on the proceeds of the sale, the redemption, or the exchange of fund shares. Please consult your tax advisor for more information about these rules.

Please be aware that the U.S. tax information contained in this Statement of Additional Information is not intended or written to be used, and cannot be used, for the purpose of avoiding U.S. tax penalties.

Tax Matters—Tax-Exempt Investors. Income of a fund that would be UBTI if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of the fund. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a fund if shares in the fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of IRC Section 514(b).

A tax-exempt shareholder may also recognize UBTI if a fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs. See “Tax Matters—Real Estate Mortgage Investment Conduits.”

In addition, special tax consequences apply to charitable remainder trusts that invest in a fund that invests directly or indirectly in residual interests in REMICs or equity interests in TMPs. Charitable remainder trusts and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in a fund.

Tax Matters—Use of Information Provided. Please be aware that the U.S. tax information contained in this Statement of Additional Information is not intended or written to be used, and cannot be used, for the purpose of avoiding U.S. tax penalties.

When-Issued, Delayed-Delivery, and Forward-Commitment Transactions. When-issued, delayed-delivery, and forward-commitment transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. However, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity or suffer a loss. A fund may renegotiate a when-issued or forward-commitment transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund. When-issued, delayed-delivery, and forward-commitment transactions will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the fund, if the fund covers the transaction in accordance with the requirements described under the heading “Borrowing.”

SHARE PRICE

Multiple-class funds do not have a single share price. Rather, each class has a share price, called its net asset value, or NAV, that is calculated each business day as of the close of regular trading on the New York Stock Exchange (the Exchange), generally 4 p.m., Eastern time. NAV per share is computed by dividing the total assets, minus liabilities, allocated to the share class by the number of Fund shares outstanding for that class. On U.S. holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not sell or redeem shares. However, on those days the value of the Fund’s assets may be affected to the extent that the Fund holds securities that change in value on those days (such as foreign securities that trade on foreign markets that are open).

The Exchange typically observes the following holidays: New Year’s Day; Martin Luther King, Jr., Day; Presidents’ Day (Washington’s Birthday); Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. Although the Fund expects the same holidays to be observed in the future, the Exchange may modify its holiday schedule or hours of operation at any time.

PURCHASE AND REDEMPTION OF SHARES

Purchase of Shares (Other than ETF Shares)

The purchase price of shares of the Fund is the NAV per share next determined after the purchase request is received in good order, as defined in the Fund’s prospectus.

Exchange of Securities for Shares of the Fund. Shares of the Fund may be purchased “in kind” (i.e., in exchange for securities, rather than for cash) at the discretion of the Fund’s portfolio manager. Such securities must not be restricted as to transfer and must have a value that is readily ascertainable. Securities accepted by the Fund will be valued, as set forth in the Fund’s prospectus, as of the time of the next determination of NAV after such acceptance. All dividend, subscription, or other rights that are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. A gain or loss for federal income tax purposes, depending upon the cost of the securities tendered, would be realized by the investor upon the exchange. Investors interested in purchasing fund shares in kind should contact Vanguard.

Redemption of Shares (Other than ETF Shares)

The redemption price of shares of the Fund is the NAV per share next determined after the redemption request is received in good order, as defined in the Fund’s prospectus.

The Fund can postpone payment of redemption proceeds for up to seven calendar days. In addition, the Fund can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days (1) during any period that the Exchange is closed or trading on the Exchange is restricted as determined by the SEC; (2) during any period when an emergency exists, as defined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to fairly determine the value of its assets; or (3) for such other periods as the SEC may permit.

The Trust has filed a notice of election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period.

If Vanguard determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of such securities received in payment of redemptions.

The Fund does not charge a redemption fee. Shares redeemed may be worth more or less than what was paid for them, depending on the market value of the securities held by the Fund.

Right to Change Policies

Vanguard reserves the right, without notice, to (1) alter, add, or discontinue any conditions of purchase (including eligibility requirements), redemption, exchange, conversion, service, or privilege at any time; (2) accept initial purchases by telephone; (3) freeze any account and/or suspend account services if Vanguard has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners, or if Vanguard reasonably believes a fraudulent transaction may occur or has occurred; (4) temporarily freeze any account and/or suspend account services upon initial notification to Vanguard of the death of the shareholder until Vanguard receives required documentation in good order; (5) alter, impose, discontinue, or waive any purchase fee, redemption fee, account service fee, or other fees charged to a group of shareholders; and (6) redeem an account or suspend account privileges, without the owner’s permission to do so, in cases of threatening conduct or activity Vanguard believes to be suspicious, fraudulent, or illegal. Changes may affect any or all investors. These actions will be taken when, at the sole discretion of Vanguard management, Vanguard reasonably believes they are deemed to be in the best interest of a fund.

Investing With Vanguard Through Other Firms

The Fund has authorized certain agents to accept on its behalf purchase and redemption orders, and those agents are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf (collectively, Authorized Agents). The Fund will be deemed to have received a purchase or redemption order when an Authorized Agent accepts the order in accordance with the Fund’s instructions. In most instances, a customer order that is properly transmitted to an Authorized Agent will be priced at the NAV per share next determined after the order is received by the Authorized Agent.

MANAGEMENT OF THE FUND

Vanguard

The Fund is part of the Vanguard group of investment companies, which consists of more than 170 funds. Each fund is a series of a Delaware statutory trust, and through the trusts’ jointly owned subsidiary, Vanguard, the funds obtain at cost virtually all of their corporate management, administrative, and distribution services. Vanguard also provides investment advisory services on an at-cost basis to several of the Vanguard funds.

Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the funds and also furnishes the funds with necessary office space, furnishings, and equipment. Each fund pays its share of Vanguard’s total expenses, which are allocated among the funds under methods approved by the board of trustees of each fund. In addition, each fund bears its own direct expenses, such as legal, auditing, and custodial fees.

The funds’ officers are also officers and employees of Vanguard.

Vanguard, Vanguard Marketing Corporation (VMC), the funds, and the funds’ advisors have adopted codes of ethics designed to prevent employees who may have access to nonpublic information about the trading activities of the funds (access persons) from profiting from that information. The codes of ethics permit access persons to invest in securities for their own accounts, including securities that may be held by a fund, but place substantive and procedural restrictions on the trading activities of access persons. For example, the codes of ethics require that access persons receive advance approval for most securities trades to ensure that there is no conflict with the trading activities of the funds.

Vanguard was established and operates under an Amended and Restated Funds’ Service Agreement. The Amended and Restated Funds’ Service Agreement provides that each Vanguard fund may be called upon to invest up to 0.40% of its net assets in Vanguard. The amounts that each fund has invested are adjusted from time to time in order to maintain the proportionate relationship between each fund’s relative net assets and its contribution to Vanguard’s capital.

As of October 31, 2014, the Fund had contributed capital to Vanguard as follows:

	Capital	Percentage of	Percent of
	Contribution	Fund’s	Vanguard’s
Vanguard Fund	to Vanguard	Average Net Assets	Capitalization
Total International Bond Index Fund	$2,748,000	0.01%	1.10%

Management. Corporate management and administrative services include (1) executive staff, (2) accounting and financial, (3) legal and regulatory, (4) shareholder account maintenance, (5) monitoring and control of custodian relationships, (6) shareholder reporting, and (7) review and evaluation of advisory and other services provided to the funds by third parties.

Distribution. Vanguard Marketing Corporation, 400 Devon Park Drive A39, Wayne, PA 19087, a wholly owned subsidiary of Vanguard, is the principal underwriter for the funds and in that capacity performs and finances marketing, promotional, and distribution activities (collectively, marketing and distribution activities) that are primarily intended to result in the sale of the funds’ shares. VMC offers shares of each fund for sale on a continuous basis and will use all reasonable efforts in connection with the distribution of shares of the funds. VMC performs marketing and distribution activities at cost in accordance with the conditions of a 1981 SEC exemptive order that permits the Vanguard funds to internalize and jointly finance the marketing, promotion, and distribution of their shares. The funds’ trustees review and approve the marketing and distribution expenses incurred by the funds, including the nature and cost of the activities and the desirability of each fund’s continued participation in the joint arrangement.

To ensure that each fund’s participation in the joint arrangement falls within a reasonable range of fairness, each fund contributes to VMC’s marketing and distribution expenses in accordance with an SEC-approved formula. Under that formula, one half of the marketing and distribution expenses are allocated among the funds based upon their relative net assets. The remaining half of those expenses are allocated among the funds based upon each fund’s sales for the preceding 24 months relative to the total sales of the funds as a group, provided, however, that no fund’s aggregate quarterly rate of contribution for marketing and distribution expenses shall exceed 125% of the average marketing and distribution expense rate for Vanguard and that no fund shall incur annual marketing and distribution expenses in excess of 0.20% of its average month-end net assets. Each fund’s contribution to these marketing and distribution expenses helps to maintain and enhance the attractiveness and viability of the Vanguard complex as a whole, which benefits all of the funds and their shareholders.

VMC’s principal marketing and distribution expenses are for advertising, promotional materials, and marketing personnel. Other marketing and distribution activities of an administrative nature that VMC undertakes on behalf of the funds may include, but are not limited to:

  Conducting or publishing Vanguard-generated research and analysis concerning the funds, other investments, the financial markets, or the economy.
  Providing views, opinions, advice, or commentary concerning the funds, other investments, the financial markets, or the economy.
  Providing analytical, statistical, performance, or other information concerning the funds, other investments, the financial markets, or the economy.
  Providing administrative services in connection with investments in the funds or other investments, including, but not limited to, shareholder services, recordkeeping services, and educational services.
  Providing products or services that assist investors or financial service providers (as defined below) in the investment decision-making process.
  Providing promotional discounts, commission-free trading, fee waivers, and other benefits to clients of Vanguard Brokerage Services® who maintain qualifying investments in the funds.
  Sponsoring, jointly sponsoring, financially supporting, or participating in conferences, programs, seminars, presentations, meetings, or other events involving fund shareholders, financial service providers, or others concerning the funds, other investments, the financial markets, or the economy, such as industry conferences, prospecting trips, due diligence visits, training or education meetings, and sales presentations.

VMC performs most marketing and distribution activities itself. Some activities may be conducted by third parties pursuant to shared marketing arrangements under which VMC agrees to share the costs and performance of marketing and distribution activities in concert with a financial service provider. Financial service providers include, but are not limited to, investment advisors, broker-dealers, financial planners, financial consultants, banks, and insurance companies. Under these cost- and performance-sharing arrangements, VMC may pay or reimburse a financial service provider (or a third party it retains) for marketing and distribution activities that VMC would otherwise perform. VMC’s cost- and performance-sharing arrangements may be established in connection with Vanguard investment products or services offered or provided to or through the financial service providers. VMC’s arrangements for shared marketing and distribution activities may vary among financial service providers, and its payments or reimbursements to financial service providers in connection with shared marketing and distribution activities may be significant. VMC participates in an offshore arrangement established with a third party to provide marketing, promotional, and other services to qualifying Vanguard funds that are distributed in certain foreign countries on a private-placement basis to government-sponsored and other institutional investors. In exchange for such services, the third party receives an annual base (fixed) fee and may also receive discretionary fees or performance adjustments.

In connection with its marketing and distribution activities, VMC may give financial service providers (or their representatives) (1) promotional items of nominal value that display Vanguard’s logo, such as golf balls, shirts, towels, pens, and mouse pads; (2) gifts that do not exceed $100 per person annually and are not preconditioned on achievement of a sales target; (3) an occasional meal, a ticket to a sporting event or the theater, or comparable entertainment that is neither so frequent nor so extensive as to raise any question of propriety and is not preconditioned on achievement of a sales target; and (4) reasonable travel and lodging accommodations to facilitate participation in marketing and distribution activities.

VMC, as a matter of policy, does not pay asset-based fees, sales-based fees, or account-based fees to financial service providers in connection with its marketing and distribution activities for the Vanguard funds. VMC policy also prohibits marketing and distribution activities that are intended, designed, or likely to compromise suitability determinations by, or the fulfillment of any fiduciary duties or other obligations that apply to, financial service providers. Nonetheless, VMC’s marketing and distribution activities are primarily intended to result in the sale of the funds’ shares, and as such, its activities, including shared marketing and distribution activities, may influence participating financial service providers (or their representatives) to recommend, promote, include, or invest in a Vanguard fund or share class. In addition, Vanguard or any of its subsidiaries may retain a financial service provider to provide consulting or other services, and that financial service provider also may provide services to investors. Investors should consider the possibility that any of these activities or relationships may influence a financial service provider’s (or its representatives’) decision to recommend, promote, include, or invest in a Vanguard fund or share class. Each financial service provider should consider its suitability determinations, fiduciary duties, and other legal obligations (or those of its representatives) in connection with any decision to consider, recommend, promote, include, or invest in a Vanguard fund or share class.

The following table describes the expenses of Vanguard and VMC that are incurred by the Fund on an at-cost basis. Amounts captioned “Management and Administrative Expenses” include the Fund’s allocated share of expenses associated with the management, administrative, and transfer agency services Vanguard provides to the funds. Amounts captioned “Marketing and Distribution Expenses” include the Fund’s allocated share of expenses associated with the marketing and distribution activities that VMC conducts on behalf of the Vanguard funds.

As is the case with all mutual funds, transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Annual Shared Fund Operating Expenses are based on expenses incurred in the fiscal years ended October 31, 2013, and 2014, and are presented as a percentage of the Fund’s average month-end net assets.

Annual Shared Fund Operating Expenses
(Shared Expenses Deducted From Fund Assets)
Vanguard Fund	2013	2014
Total International Bond Index Fund[1]
Management and Administrative Expenses	0.05%	0.17%
Marketing and Distribution Expenses	Less than 0.01	0.02
1 Vanguard Total International Bond Index Fund did not commence operations until May 31, 2013.

Officers and Trustees

Each Vanguard fund is governed by the board of trustees of its trust and a single set of officers. Consistent with the board’s corporate governance principles, the trustees believe that their primary responsibility is oversight of the management of each fund for the benefit of its shareholders, not day-to-day management. The trustees set broad policies for the funds; select investment advisors; monitor fund operations, regulatory compliance, performance, and costs; nominate and select new trustees; and elect fund officers. Vanguard manages the day-to-day operations of the funds under the direction of the board of trustees.

The trustees play an active role, as a full board and at the committee level, in overseeing risk management for the funds. The trustees delegate the day-to-day risk management of the funds to various groups, including portfolio review, investment management, risk management, compliance, legal, fund accounting, and fund financial services. These groups provide the trustees with regular reports regarding investment, valuation, liquidity, and compliance, as well as the risks associated with each. The trustees also oversee risk management for the funds through regular interactions with the funds’ internal and external auditors.

The full board participates in the funds’ risk oversight, in part, through the Vanguard funds’ compliance program, which covers the following broad areas of compliance: investment and other operations; recordkeeping; valuation and pricing; communications and disclosure; reporting and accounting; oversight of service providers; fund governance; and codes of ethics, insider trading controls, and protection of nonpublic information. The program seeks to identify and assess risk through various methods, including through regular interdisciplinary communications between compliance professionals and business personnel who participate on a daily basis in risk management on behalf of the funds. The funds’ chief compliance officer regularly provides reports to the board in writing and in person.

The audit committee of the board, which is composed of all independent trustees, oversees management of financial risks and controls. The audit committee serves as the channel of communication between the independent auditors of the funds and the board with respect to financial statements and financial-reporting processes, systems of internal control, and the audit process. The head of internal audit reports directly to the audit committee and provides reports to the committee in writing and in person on a regular basis. Although the audit committee is responsible for overseeing the management of financial risks, the entire board is regularly informed of these risks through committee reports.

All of the trustees bring to each fund’s board a wealth of executive leadership experience derived from their service as executives (in many cases chief executive officers), board members, and leaders of diverse public operating companies, academic institutions, and other organizations. In determining whether an individual is qualified to serve as a trustee of the funds, the board considers a wide variety of information about the trustee, and multiple factors contribute to the board’s decision. Each trustee is determined to have the experience, skills, and attributes necessary to serve the funds and their shareholders because each trustee demonstrates an exceptional ability to consider complex business and financial matters, evaluate the relative importance and priority of issues, make decisions, and contribute effectively to the deliberations of the board. The board also considers the individual experience of each trustee and determines that the trustee’s professional experience, education, and background contribute to the diversity of perspectives on the board. The business acumen, experience, and objective thinking of the trustees are considered invaluable assets for Vanguard management and, ultimately, the Vanguard funds’ shareholders. The specific roles and experience of each board member that factor into this determination are presented on the following pages. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

			Principal Occupation(s)	Number of
		Vanguard	and Outside Directorships	Vanguard Funds
	Position(s)	Funds’ Trustee/	During the Past Five Years	Overseen by
Name, Year of Birth	Held With Fund	Officer Since	and Other Experience	Trustee/Officer
Interested Trustee[1]
F. William McNabb III	Chairman of the	July 2009	Mr. McNabb has served as Chairman of the Board of	178
(1957)	Board, Chief		Vanguard and of each of the investment companies
	Executive Officer,		served by Vanguard, since January 2010; Trustee of
	and President		each of the investment companies served by
Vanguard, since 2009; Director of Vanguard since
2008; and Chief Executive Officer and President of
Vanguard and of each of the investment companies
served by Vanguard, since 2008. Mr. McNabb also
serves as a Director of Vanguard Marketing
Corporation. Mr. McNabb served as a Managing
Director of Vanguard from 1995 to 2008.

1 Mr. McNabb is considered an “interested person,” as defined in the 1940 Act, because he is an officer of the Trust.

Independent Trustees
Emerson U. Fullwood	Trustee	January 2008	Mr. Fullwood is the former Executive Chief Staff and	178
(1948)			Marketing Officer for North America and Corporate
			Vice President (retired 2008) of Xerox Corporation
			(document management products and services).
			Previous positions held at Xerox by Mr. Fullwood include
			President of the Worldwide Channels Group, President
			of Latin America, Executive Chief Staff Officer of
			Developing Markets, and President of Worldwide
			Customer Services. Mr. Fullwood is the Executive in
			Residence and 2009–2010 Distinguished Minett
			Professor at the Rochester Institute of Technology.
			Mr. Fullwood serves as a Director of SPX Corporation
			(multi-industry manufacturing), Amerigroup Corporation
			(managed health care), the University of Rochester
			Medical Center, Monroe Community College
			Foundation, the United Way of Rochester, and North
			Carolina A&T University.

Rajiv L. Gupta	Trustee	December 2001	Mr. Gupta is the former Chairman and Chief Executive	178
(1945)			Officer (retired 2009) and President (2006–2008) of
			Rohm and Haas Co. (chemicals). Mr. Gupta serves as a
			Director of Tyco International PLC (diversified
			manufacturing and services), Hewlett-Packard
			Company (electronic computer manufacturing), and
			Delphi Automotive PLC (automotive components) and
			as Senior Advisor at New Mountain Capital.

Amy Gutmann	Trustee	June 2006	Dr. Gutmann has served as the President of the	178
(1949)			University of Pennsylvania since 2004. She is the
			Christopher H. Browne Distinguished Professor of
			Political Science, School of Arts and Sciences, and
			Professor of Communication, Annenberg School for
			Communication, with secondary faculty appointments
			in the Department of Philosophy, School of Arts and
			Sciences, and at the Graduate School of Education,
			University of Pennsylvania. Dr. Gutmann also serves
			as a Trustee of the National Constitution Center.
			Dr. Gutmann is Chair of the Presidential Commission
			for the Study of Bioethical Issues.

			Principal Occupation(s)	Number of
		Vanguard	and Outside Directorships	Vanguard Funds
	Position(s)	Funds’ Trustee/	During the Past Five Years	Overseen by
Name, Year of Birth	Held With Fund	Officer Since	and Other Experience	Trustee/Officer
JoAnn Heffernan Heisen	Trustee	July 1998	Ms. Heisen is the former Corporate Vice President	178
(1950)			and Chief Global Diversity Officer (retired 2008)
			and a former member of the Executive Committee
			(1997–2008) of Johnson & Johnson (pharmaceuticals/
			medical devices/consumer products). Ms. Heisen
			served as Vice President and Chief Information Officer
			of Johnson & Johnson from 1997 to 2005. Ms. Heisen
			serves as a Director of Skytop Lodge Corporation
			(hotels), the University Medical Center at Princeton,
			the Robert Wood Johnson Foundation, and the Center
			for Talent Innovation and as a member of the Advisory
			Board of the Institute for Women’s Leadership at
			Rutgers University.

F. Joseph Loughrey	Trustee	October 2009	Mr. Loughrey is the former President and Chief	178
(1949)			Operating Officer (retired 2009) and Vice Chairman of
			the Board (2008–2009) of Cummins Inc. (industrial
			machinery). Mr. Loughrey serves as Chairman of the
			Board of Hillenbrand, Inc. (specialized consumer
			services) and of Oxfam America; as a Director of
			SKF AB (industrial machinery), Hyster-Yale Materials
			Handling, Inc. (forklift trucks), the Lumina Foundation
			for Education, and the V Foundation for Cancer
			Research; and as a member of the Advisory Council for
			the College of Arts and Letters and of the Advisory
			Board to the Kellogg Institute for International Studies,
			both at the University of Notre Dame. Mr. Loughrey
			served as a Director of Sauer-Danfoss Inc. (machinery)
			from 2000 to 2010.

Mark Loughridge	Lead Independent	March 2012	Mr. Loughridge is the former Senior Vice President and	178
(1953)	Trustee		Chief Financial Officer (retired 2013) at IBM
			(information technology services). Mr. Loughridge also
			served as a fiduciary member of IBM’s Retirement Plan
			Committee (2004–2013). Previous positions held by Mr.
			Loughridge at IBM include Senior Vice President and
			General Manager of Global Financing (2002–2004),
			Vice President and Controller (1998–2002), and a
			variety of management roles. Mr. Loughridge serves as
			a Director of The Dow Chemical Company and as a
			member of the Council on Chicago Booth.

Scott C. Malpass	Trustee	March 2012	Mr. Malpass has served as Chief Investment Officer	178
(1962)			since 1989 and Vice President since 1996 at the
			University of Notre Dame. Mr. Malpass serves as an
			Assistant Professor of Finance at the Mendoza College
			of Business at the University of Notre Dame and is a
			member of the Notre Dame 403(b) Investment
			Committee. Mr. Malpass also serves on the boards of
			TIFF Advisory Services, Inc., and Catholic Investment
			Services, Inc. (investment advisors) and as a member
			of the investment advisory committee of Major
			League Baseball.

			Principal Occupation(s)	Number of
		Vanguard	and Outside Directorships	Vanguard Funds
	Position(s)	Funds’ Trustee/	During the Past Five Years	Overseen by
Name, Year of Birth	Held With Fund	Officer Since	and Other Experience	Trustee/Officer
André F. Perold	Trustee	December 2004	Dr. Perold is the George Gund Professor of Finance	178
(1952)			and Banking, Emeritus at the Harvard Business School
			(retired 2011). Dr. Perold serves as Chief Investment
			Officer and Managing Partner of HighVista Strategies
			LLC (private investment firm). Dr. Perold also serves as
			a Director of Rand Merchant Bank and as an Overseer
			of the Museum of Fine Arts Boston.
Peter F. Volanakis	Trustee	July 2009	Mr. Volanakis is the retired President and Chief	178
(1955)			Operating Officer (retired 2010) of Corning
			Incorporated (communications equipment) and a
			former Director of Corning Incorporated (2000–2010)
			and of Dow Corning (2001–2010). Mr. Volanakis served
			as a Director of SPX Corporation (multi-industry
			manufacturing) in 2012 and as an Overseer of the
			Amos Tuck School of Business Administration at
			Dartmouth College from 2001 to 2013. Mr. Volanakis
			serves as a Trustee of Colby-Sawyer College and as a
			member of the Advisory Board of the Norris Cotton
			Cancer Center and of the Advisory Board of the
			Parthenon Group (strategy consulting).

Executive Officers
Glenn Booraem	Controller	July 2010	Mr. Booraem, a Principal of Vanguard, has served as	178
(1967)			Controller of each of the investment companies served
			by Vanguard, since 2010. Mr. Booraem served as
			Assistant Controller of each of the investment
			companies served by Vanguard, from 2001 to 2010.

Thomas J. Higgins	Chief Financial	September 2008	Mr. Higgins, a Principal of Vanguard, has served as Chief	178
(1957)	Officer		Financial Officer of each of the investment companies
			served by Vanguard, since 2008. Mr. Higgins served as
			Treasurer of each of the investment companies served
			by Vanguard, from 1998 to 2008.

Kathryn J. Hyatt	Treasurer	November 2008	Ms. Hyatt, a Principal of Vanguard, has served as	178
(1955)			Treasurer of each of the investment companies served
			by Vanguard, since 2008. Ms. Hyatt served as
			Assistant Treasurer of each of the investment
			companies served by Vanguard, from 1988 to 2008.

Heidi Stam	Secretary	July 2005	Ms. Stam has served as a Managing Director of	178
(1956)			Vanguard since 2006; General Counsel of Vanguard
			since 2005; Secretary of Vanguard and of each of the
			investment companies served by Vanguard, since
			2005; and Director and Senior Vice President of
			Vanguard Marketing Corporation since 2005. Ms. Stam
			served as a Principal of Vanguard from 1997 to 2006.

All but one of the trustees are independent. The independent trustees designate a lead independent trustee. The lead independent trustee is a spokesperson and principal point of contact for the independent trustees and is responsible for coordinating the activities of the independent trustees, including calling regular executive sessions of the independent trustees; developing the agenda of each meeting together with the chairman; and chairing the meetings of the independent trustees, including the meetings of the audit, compensation, and nominating committees. The board also has two investment committees, which consist of independent trustees and the sole interested trustee.

The independent trustees appoint the chairman of the board. The roles of chairman of the board and chief executive officer currently are held by the same person; as a result, the chairman of the board is an “interested” trustee. The independent trustees generally believe that the Vanguard funds’ chief executive officer is best qualified to serve as chairman and that fund shareholders benefit from this leadership structure through accountability and strong day-to-day leadership.

Board Committees: the Trust‘s board has the following committees:

  Audit Committee: This committee oversees the accounting and financial reporting policies, the systems of internal controls, and the independent audits of each fund. All independent trustees serve as members of the committee. The committee held four meetings during the Fund‘s fiscal year ended October 31, 2014.
  Compensation Committee: This committee oversees the compensation programs established by each fund for the benefit of its trustees. All independent trustees serve as members of the committee. The committee held three meetings during the Fund‘s fiscal year ended October 31, 2014.
  Investment Committees: These committees assist the board in its oversight of investment advisors to the funds and in the review and evaluation of materials relating to the board’s consideration of investment advisory agreements with the funds. Each trustee serves on one of two investment committees. Each investment committee held four meetings during the Fund‘s fiscal year ended October 31, 2014.
  Nominating Committee: This committee nominates candidates for election to the board of trustees of each fund. The committee also has the authority to recommend the removal of any trustee. All independent trustees serve as members of the committee. The committee held two meetings during the Fund‘s fiscal year ended October 31, 2014.

The Nominating Committee will consider shareholder recommendations for trustee nominees. Shareholders may send recommendations to Mr. Loughridge, chairman of the committee.

Trustee Compensation

The same individuals serve as trustees of all Vanguard funds and each fund pays a proportionate share of the trustees’ compensation. The funds also employ their officers on a shared basis; however, officers are compensated by Vanguard, not the funds.

Independent Trustees. The funds compensate their independent trustees (i.e., the ones who are not also officers of the funds) in three ways:

  The independent trustees receive an annual fee for their service to the funds, which is subject to reduction based on absences from scheduled board meetings.
  The independent trustees are reimbursed for the travel and other expenses that they incur in attending board meetings.
  Upon retirement (after attaining age 65 and completing five years of service), the independent trustees who began their service prior to January 1, 2001, receive a retirement benefit under a separate account arrangement. As of January 1, 2001, the opening balance of each eligible trustee’s separate account was generally equal to the net present value of the benefits he or she had accrued under the trustees’ former retirement plan. Each eligible trustee’s separate account will be credited annually with interest at a rate of 7.5% until the trustee receives his or her final distribution. Those independent trustees who began their service on or after January 1, 2001, are not eligible to participate in the plan.

“Interested” Trustee. Mr. McNabb serves as trustee but is not paid in this capacity. He is, however, paid in his role as an officer of Vanguard.

Compensation Table. The following table provides compensation details for each of the trustees. We list the amounts paid as compensation and accrued as retirement benefits by the Fund for each trustee. In addition, the table shows the total amount of benefits that we expect each trustee to receive from all Vanguard funds upon retirement and the total amount of compensation paid to each trustee by all Vanguard funds. Vanguard Total International Bond Index Fund did not commence operations until May 31, 2013.

VANGUARD CHARLOTTE FUNDS
TRUSTEES’ COMPENSATION TABLE

		Pension or Retirement	Accrued Annual	Total Compensation
	Aggregate	Benefits Accrued	Retirement	From All Vanguard
	Compensation	as Part of the	Benefit at	Funds Paid
Trustee	From the Fund[1]	Fund’s Expenses[1]	January 1, 2015[2]	to Trustees[3]
F. William McNabb III	—	—	—	—
Emerson U. Fullwood	$1,653	—	—	$225,000
Rajiv L. Gupta	1,653	—	—	225,000
Amy Gutmann	1,653	—	—	225,000
JoAnn Heffernan Heisen	1,653	$ 33	$ 6,498	225,000
F. Joseph Loughrey	1,653	—	—	225,000
Mark Loughridge	1,653	—	—	225,000
Scott C. Malpass	1,653	—	—	218,600
André F. Perold	1,653	—	—	225,000
Alfred M. Rankin, Jr.[4]	1,870	65	12,734	255,000
Peter F. Volanakis	1,653	—	—	225,000

1	The amounts shown in this column are based on the Trust‘s fiscal year ended October 31, 2014.
2	Each trustee is eligible to receive retirement benefits only after completing at least 5 years (60 consecutive months) of service as a trustee for the Vanguard funds. The annual retirement benefit will be paid in monthly installments, beginning with the month following the trustee’s retirement from service, and will cease after 10 years of payments (120 monthly installments). Trustees who began their service on or after January 1, 2001, are not eligible to participate in the retirement benefit plan.
3	The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of 177 Vanguard funds for the 2014 calendar year.
4	Mr. Rankin retired from the Fund’s board of trustees effective December 31, 2014.

Ownership of Fund Shares

All trustees allocate their investments among the various Vanguard funds based on their own investment needs. The following table shows each trustee’s ownership of shares of the Fund and of all Vanguard funds served by the trustee as of December 31, 2014.

		Dollar Range	Aggregate Dollar Range of
		of Fund Shares	Vanguard Fund Shares
Vanguard Fund	Trustee	Owned by Trustee	Owned by Trustee
Total International Bond Index Fund	Emerson U. Fullwood	—	Over $100,000
	Rajiv L. Gupta	—	Over $100,000
	Amy Gutmann	—	Over $100,000
	JoAnn Heffernan Heisen	—	Over $100,000
	F. Joseph Loughrey	—	Over $100,000
	Mark Loughridge	Over $100,000	Over $100,000
	Scott C. Malpass	—	Over $100,000
	F. William McNabb III	—	Over $100,000
	André F. Perold	—	Over $100,000
	Peter F. Volanakis	Over $100,000	Over $100,000

As of January 31, 2015, the trustees and officers of the funds owned, in the aggregate, less than 1% of the outstanding shares of each class.

As of January 31, 2015, the following owned of record 5% or more of the outstanding shares of each class:

Vanguard Total International Bond Index Fund—Investor Shares: Vanguard Target Retirement 2020 Fund, Valley Forge, PA (15.14%); Vanguard Target Retirement 2015 Fund, Valley Forge, PA (14.31%); Vanguard Target Retirement 2025 Fund, Valley Forge, PA (13.85%); Vanguard Target Retirement Income Fund, Valley Forge, PA (10.57%); Vanguard LifeStrategy Moderate Growth Fund,Valley Forge, PA (6.40%); Vanguard LifeStrategy Conservative Growth Fund, Valley Forge, PA (5.96%); Vanguard Target Retirement 2060 Fund, Valley Forge, PA (5.88%); Vanguard Target Retirement 2035 Fund,Valley Forge, PA (5.63%); Vanguard Total International Bond Index Fund—Institutional Shares: Vanguard Target Retirement 2020 Trust, Valley Forge, PA (18.76%); Vanguard Target Retirement 2025 Fund, Valley Forge, PA (16.72%); Vanguard Target Retirement 2015 Trust, Valley Forge, PA (12.74%); Vanguard Target Retirement 2030 Trust, Valley Forge, PA (10.74%); Vanguard Target Retirement Income Trust, Valley Forge, PA (7.84%); Vanguard Target Retirement 2035 Trust,Valley Forge, PA (6.77%).

Although the Fund does not have information concerning the beneficial ownership of shares held in the names of Depository Trust Company (DTC) participants, as of January 31, 2015, the name and percentage ownership of each DTC participant that owned of record 5% or more of the outstanding ETF Shares of the Fund were as follows:

Vanguard Total International Bond Index Fund—ETF Shares: TD Ameritrade Clearing, Inc. (20.4%), Charles Schwab & Co., Inc. (12.3%), UBS Financial Services LLC (9.4%), Merrill Lynch, Pierce Fenner & Smith (7.9%), National Financial Services LLC (7.9%).

Portfolio Holdings Disclosure Policies and Procedures

Introduction

Vanguard and the boards of trustees of the Vanguard funds (Boards) have adopted Portfolio Holdings Disclosure Policies and Procedures (Policies and Procedures) to govern the disclosure of the portfolio holdings of each Vanguard fund. Vanguard and the Boards considered each of the circumstances under which Vanguard fund portfolio holdings may be disclosed to different categories of persons under the Policies and Procedures. Vanguard and the Boards also considered actual and potential material conflicts that could arise in such circumstances between the interests of Vanguard fund shareholders, on the one hand, and those of the fund’s investment advisor, distributor, or any affiliated person of the fund, its investment advisor, or its distributor, on the other. After giving due consideration to such matters and after the exercise of their fiduciary duties and reasonable business judgment, Vanguard and the Boards determined that the Vanguard funds have a legitimate business purpose for disclosing portfolio holdings to the persons described in each of the circumstances set forth in the Policies and Procedures and that the Policies and Procedures are reasonably designed to ensure that disclosure of portfolio holdings and information about portfolio holdings is in the best interests of fund shareholders and appropriately addresses the potential for material conflicts of interest.

The Boards exercise continuing oversight of the disclosure of Vanguard fund portfolio holdings by (1) overseeing the implementation and enforcement of the Policies and Procedures, the Code of Ethics, and the Policies and Procedures Designed to Prevent the Misuse of Inside Information (collectively, the portfolio holdings governing policies) by the chief compliance officer of Vanguard and the Vanguard funds; (2) considering reports and recommendations by the chief compliance officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies; and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. Vanguard and the Boards reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice at their sole discretion. For purposes of the Policies and Procedures, the term “portfolio holdings” means the equity and debt securities (e.g., stocks and bonds) held by a Vanguard fund and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by the fund.

Online Disclosure of Ten Largest Stock Holdings

Each actively managed Vanguard fund generally will seek to disclose the fund’s ten largest stock portfolio holdings and the percentage of the fund’s total assets that each of these holdings represents as of the end of the most recent calendar quarter (quarter-end ten largest stock holdings with weightings) online at vanguard.com, in the “Portfolio” section of the fund’s Portfolio & Management page, 15 calendar days after the end of the calendar quarter. Each Vanguard index fund generally will seek to disclose the fund’s ten largest stock portfolio holdings and the percentage of the fund’s total assets that each of these holdings represents as of the end of the most recent month (month-end ten largest stock holdings with weightings) online at vanguard.com, in the “Portfolio” section of the fund’s Portfolio & Management page, 15 calendar days after the end of the month. In addition, Vanguard funds generally will seek to disclose the fund’s ten largest stock portfolio holdings and the aggregate percentage of the fund’s total assets (and, for balanced funds, the aggregate percentage of the fund’s equity securities) that these holdings represent as of the end of the most recent month (month-end ten largest stock holdings) online at vanguard.com, in the “Portfolio” section of the fund’s Portfolio & Management page, 10 business days after the end of the month. Together, the quarter-end and month-end ten largest stock holdings are referred to as the ten largest stock holdings. Online disclosure of the ten largest stock holdings is made to all categories of persons, including individual investors, institutional investors, intermediaries, third-party service providers, rating and ranking organizations, affiliated persons of a Vanguard fund, and all other persons.

Online Disclosure of Complete Portfolio Holdings

Each actively managed Vanguard fund, excluding Vanguard money market funds and Vanguard Market Neutral Fund, generally will seek to disclose the fund’s complete portfolio holdings as of the end of the most recent calendar quarter online at vanguard.com, in the “Portfolio” section of the fund’s Portfolio & Management page, 30 calendar days after the end of the calendar quarter. In accordance with Rule 2a-7 under the 1940 Act, each of the Vanguard money market funds will disclose the fund’s complete portfolio holdings as of the last business day of the prior month online at vanguard.com, in the “Portfolio” section of the fund’s Portfolio & Management page, no later than the fifth business day of the current month. The complete portfolio holdings information for money market funds will remain available online for at least six months after the initial posting. Vanguard Market Neutral Fund generally will seek to disclose the Fund’s complete portfolio holdings as of the end of the most recent calendar quarter online at vanguard.com, in the “Portfolio” section of the Fund’s Portfolio & Management page, 60 calendar days after the end of the calendar quarter. Each Vanguard index fund generally will seek to disclose the fund’s complete portfolio holdings as of the end of the most recent month online at vanguard.com, in the “Portfolio” section of the fund’s Portfolio & Management page, 15 calendar days after the end of the month. Online disclosure of complete portfolio holdings is made to all categories of persons, including individual investors, institutional investors, intermediaries, third-party service providers, rating and ranking organizations, affiliated persons of a Vanguard fund, and all other persons. Vanguard’s Portfolio Review Department will review complete portfolio holdings before online disclosure is made and, except with respect to the complete portfolio holdings of the Vanguard money market funds, may withhold any portion of the fund’s complete portfolio holdings from online disclosure when deemed to be in the best interests of the fund after consultation with a Vanguard fund’s investment advisor.

Disclosure of Complete Portfolio Holdings to Service Providers Subject to Confidentiality and Trading Restrictions

Vanguard, for legitimate business purposes, may disclose Vanguard fund complete portfolio holdings at times it deems necessary and appropriate to rating and ranking organizations; financial printers; proxy voting service providers; pricing information vendors; third parties that deliver analytical, statistical, or consulting services; and other third parties that provide services (collectively, Service Providers) to Vanguard, Vanguard subsidiaries, and/or the Vanguard funds. Disclosure of complete portfolio holdings to a Service Provider is conditioned on the Service Provider being subject to a written agreement imposing a duty of confidentiality, including a duty not to trade on the basis of any material nonpublic information.

The frequency with which complete portfolio holdings may be disclosed to a Service Provider, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed to the Service Provider, is determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the funds and their shareholders, and the legitimate business purposes served by such disclosure. The frequency of disclosure to a Service Provider varies and may be as frequent as daily, with no lag. Disclosure of Vanguard fund complete portfolio holdings by Vanguard to a Service Provider must be authorized by a Vanguard fund officer or a Principal in Vanguard’s Portfolio Review or Legal Department. Any disclosure of Vanguard fund complete portfolio holdings to a Service Provider as previously described may also include a list of the other investment positions that make up the fund, such as cash investments and derivatives.

Currently, Vanguard fund complete portfolio holdings are disclosed to the following Service Providers as part of ongoing arrangements that serve legitimate business purposes: Abel/Noser Corporation; Advisor Software, Inc.; Alcom Printing Group Inc.; Apple Press, L.C.; Bloomberg L.P.; Brilliant Graphics, Inc.; Broadridge Financial Solutions, Inc.; Brown Brothers Harriman & Co.; Canon Business Process Services; FactSet Research Systems Inc.; Innovation Printing & Communications; Institutional Shareholder Services, Inc.; Intelligencer Printing Company; Investment Technology Group, Inc.; Lipper, Inc.; Markit WSO Corporation; McMunn Associates Inc.; Reuters America Inc.; R.R. Donnelley, Inc.; State Street Bank and Trust Company; Triune Color Corporation; and Tursack Printing Inc.

Disclosure of Complete Portfolio Holdings to Vanguard Affiliates and Certain Fiduciaries Subject to Confidentiality and Trading Restrictions

Vanguard fund complete portfolio holdings may be disclosed between and among the following persons (collectively, Affiliates and Fiduciaries) for legitimate business purposes within the scope of their official duties and responsibilities, subject to such persons’ continuing legal duty of confidentiality and legal duty not to trade on the basis of any material nonpublic information, as such duties are imposed under the Code of Ethics, the Policies and Procedures Designed to Prevent the Misuse of Inside Information, by agreement, or under applicable laws, rules, and regulations: (1) persons who are subject to the Code of Ethics or the Policies and Procedures Designed to Prevent the Misuse of Inside Information; (2) an investment advisor, distributor, administrator, transfer agent, or custodian to a Vanguard fund; (3) an accounting firm, an auditing firm, or outside legal counsel retained by Vanguard, a Vanguard subsidiary, or a Vanguard fund; (4) an investment advisor to whom complete portfolio holdings are disclosed for due diligence purposes when the advisor is in merger or acquisition talks with a Vanguard fund’s current advisor; and (5) a newly hired investment advisor or sub-advisor to whom complete portfolio holdings are disclosed prior to the time it commences its duties.

The frequency with which complete portfolio holdings may be disclosed between and among Affiliates and Fiduciaries, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed between and among the Affiliates and Fiduciaries, is determined by such Affiliates and Fiduciaries based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the funds and their shareholders, and the legitimate business purposes served by such disclosure. The frequency of disclosure between and among Affiliates and Fiduciaries varies and may be as frequent as daily, with no lag. Any disclosure of Vanguard fund complete portfolio holdings to any Affiliates and Fiduciaries as previously described may also include a list of the other investment positions that make up the fund, such as cash investments and derivatives. Disclosure of Vanguard fund complete portfolio holdings or other investment positions by Vanguard, Vanguard Marketing Corporation, or a Vanguard fund to Affiliates and Fiduciaries must be authorized by a Vanguard fund officer or a Principal of Vanguard.

Currently, Vanguard fund complete portfolio holdings are disclosed to the following Affiliates and Fiduciaries as part of ongoing arrangements that serve legitimate business purposes: Vanguard and each investment advisor, custodian, and independent registered public accounting firm identified in each fund’s Statement of Additional Information.

Disclosure of Portfolio Holdings to Broker-Dealers in the Normal Course of Managing a Fund’s Assets

An investment advisor, administrator, or custodian for a Vanguard fund may, for legitimate business purposes within the scope of its official duties and responsibilities, disclose portfolio holdings (whether partial portfolio holdings or complete portfolio holdings) and other investment positions that make up the fund to one or more broker-dealers during the course of, or in connection with, normal day-to-day securities and derivatives transactions with or through such broker-dealers subject to the broker-dealer’s legal obligation not to use or disclose material nonpublic information concerning the fund’s portfolio holdings, other investment positions, securities transactions, or derivatives transactions without the consent of the fund or its agents. The Vanguard funds have not given their consent to any such use or disclosure and no person or agent of Vanguard is authorized to give such consent except as approved in writing by the Boards of the Vanguard funds. Disclosure of portfolio holdings or other investment positions by Vanguard to broker-dealers must be authorized by a Vanguard fund officer or a Principal of Vanguard.

Disclosure of Nonmaterial Information

The Policies and Procedures permit Vanguard fund officers, Vanguard fund portfolio managers, and other Vanguard representatives (collectively, Approved Vanguard Representatives) to disclose any views, opinions, judgments, advice, or commentary, or any analytical, statistical, performance, or other information, in connection with or relating to a Vanguard fund or its portfolio holdings and/or other investment positions (collectively, commentary and analysis) or any changes in the portfolio holdings of a Vanguard fund that occurred after the end of the most recent calendar quarter (recent portfolio changes) to any person if (1) such disclosure serves a legitimate business purpose, (2) such disclosure does not effectively result in the disclosure of the complete portfolio holdings of any Vanguard fund (which can be disclosed only in accordance with the Policies and Procedures), and (3) such information does not constitute material nonpublic information. Disclosure of commentary and analysis or recent portfolio changes by Vanguard, Vanguard Marketing Corporation, or a Vanguard fund must be authorized by a Vanguard fund officer or a Principal of Vanguard.

An Approved Vanguard Representative must make a good faith determination whether the information constitutes material nonpublic information, which involves an assessment of the particular facts and circumstances. Vanguard believes that in most cases recent portfolio changes that involve a few or even several securities in a diversified portfolio or commentary and analysis would be immaterial and would not convey any advantage to a recipient in making an investment decision concerning a Vanguard fund. Nonexclusive examples of commentary and analysis about a Vanguard fund include (1) the allocation of the fund’s portfolio holdings and other investment positions among various asset classes, sectors, industries, and countries; (2) the characteristics of the stock and bond components of the fund’s portfolio holdings and other investment positions; (3) the attribution of fund returns by asset class, sector, industry, and country; and (4) the volatility characteristics of the fund. Approved Vanguard Representatives may, at their sole discretion, deny any request for information made by any person, and may do so for any reason or for no reason. Approved Vanguard Representatives include, for purposes of the Policies and Procedures, persons employed by or associated with Vanguard or a subsidiary of Vanguard who have been authorized by Vanguard’s Portfolio Review Department to disclose recent portfolio changes and/or commentary and analysis in accordance with the Policies and Procedures.

Disclosure of Portfolio Holdings in Accordance with SEC Exemptive Orders

Vanguard’s Fund Financial Services unit may disclose to the National Securities Clearing Corporation (NSCC), Authorized Participants, and other market makers the daily portfolio composition files (PCFs) that identify a basket of specified securities that may overlap with the actual or expected portfolio holdings of the Vanguard funds that offer a class of shares known as Vanguard ETF Shares (ETF Funds), in accordance with the terms and conditions of related exemptive orders (Vanguard ETF Exemptive Orders) issued by the Securities and Exchange Commission, as described in this section.

Unlike the conventional classes of shares issued by ETF Funds, the ETF Shares are listed for trading on a national securities exchange. Each ETF Fund issues and redeems ETF Shares in large blocks, known as “Creation Units.” To purchase or redeem a Creation Unit, an investor must be an “Authorized Participant” or the investor must purchase or redeem through a broker-dealer that is an Authorized Participant. An Authorized Participant is a participant in the Depository Trust Company (DTC) that has executed a “Participant Agreement” with Vanguard Marketing Corporation. Each ETF Fund issues Creation Units in exchange for a “portfolio deposit” consisting of a basket of specified securities (Deposit Securities) and a cash payment (Balancing Amount). Each ETF Fund also redeems Creation Units in kind; an investor who tenders a Creation Unit will receive, as redemption proceeds, a basket of specified securities together with a Balancing Amount.

In connection with the creation and redemption process, and in accordance with the terms and conditions of the Vanguard ETF Exemptive Orders, Vanguard makes available to the NSCC (a clearing agency registered with the SEC and affiliated with the DTC), for dissemination to NSCC participants on each business day prior to the opening of trading on the listing exchange, a PCF containing a list of the names and the required number of shares of each Deposit Security for each ETF Fund. In addition, the listing exchange disseminates (1) continuously throughout the trading day, through the facilities of the Consolidated Tape Association, the market value of an ETF Share; and (2) every 15 seconds throughout the trading day, a calculation of the estimated NAV of an ETF Share (expected to be accurate to within a few basis points). Comparing these two figures allows an investor to determine whether, and to what extent, ETF Shares are selling at a premium or at a discount to NAV. ETF Shares are listed on the exchange and traded on the secondary market in the same manner as other equity securities. The price of ETF Shares trading on the secondary market is based on a current bid/offer market.

In addition to making PCFs available to the NSCC, as previously described, Vanguard’s Fund Financial Services unit may disclose the PCF for any ETF Fund to any person, or online at vanguard.com to all categories of persons, if (1) such disclosure serves a legitimate business purpose and (2) such disclosure does not constitute material nonpublic information. Vanguard’s Fund Financial Services unit must make a good faith determination whether the PCF for any ETF Fund constitutes material nonpublic information, which involves an assessment of the particular facts and circumstances. Vanguard believes that in most cases the PCF for any ETF Fund would be immaterial and would not convey any advantage to the recipient in making an investment decision concerning the ETF Fund, if sufficient time has passed between the date of the PCF and the date on which the PCF is disclosed. Vanguard’s Fund Financial Services unit may, at its sole discretion, determine whether to deny any request for the PCF for any ETF Fund made by any person, and may do so for any reason or for no reason. Disclosure of a PCF must be authorized by a Vanguard fund officer or a Principal in Vanguard’s Fund Financial Services unit.

Disclosure of Portfolio Holdings Related Information to the Issuer of a Security for Legitimate Business Purposes

Vanguard, at its sole discretion, may disclose portfolio holdings information concerning a security held by one or more Vanguard funds to the issuer of such security if the issuer presents, to the satisfaction of Vanguard’s Fund Financial Services unit, convincing evidence that the issuer has a legitimate business purpose for such information. Disclosure of this information to an issuer is conditioned on the issuer being subject to a written agreement imposing a duty of confidentiality, including a duty not to trade on the basis of any material nonpublic information. The frequency with which portfolio holdings information concerning a security may be disclosed to the issuer of such security, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed to the issuer, is determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the funds and their shareholders, and the legitimate business purposes served by such disclosure. The frequency of disclosure to an issuer cannot be determined in advance of a specific request and will vary based upon the particular facts and circumstances and the legitimate business purposes, but in unusual situations could be as frequent as daily, with no lag. Disclosure of portfolio holdings information concerning a security held by one or more Vanguard funds to the issuer of such security must be authorized by a Vanguard fund officer or a Principal in Vanguard’s Portfolio Review or Legal Department.

Disclosure of Portfolio Holdings as Required by Applicable Law

Vanguard fund portfolio holdings (whether partial portfolio holdings or complete portfolio holdings) and other investment positions that make up a fund shall be disclosed to any person as required by applicable laws, rules, and regulations. Examples of such required disclosure include, but are not limited to, disclosure of Vanguard fund portfolio holdings (1) in a filing or submission with the SEC or another regulatory body, (2) in connection with seeking recovery on defaulted bonds in a federal bankruptcy case, (3) in connection with a lawsuit, or (4) as required by court order. Disclosure of portfolio holdings or other investment positions by Vanguard, Vanguard Marketing Corporation, or a Vanguard fund as required by applicable laws, rules, and regulations must be authorized by a Vanguard fund officer or a Principal of Vanguard.

Prohibitions on Disclosure of Portfolio Holdings

No person is authorized to disclose Vanguard fund portfolio holdings or other investment positions (whether online at vanguard.com, in writing, by fax, by e-mail, orally, or by other means) except in accordance with the Policies and Procedures. In addition, no person is authorized to make disclosure pursuant to the Policies and Procedures if such disclosure is otherwise unlawful under the antifraud provisions of the federal securities laws (as defined in Rule 38a-1 under the 1940 Act). Furthermore, Vanguard’s management, at its sole discretion, may determine not to disclose portfolio holdings or other investment positions that make up a Vanguard fund to any person who would otherwise be eligible to receive such information under the Policies and Procedures, or may determine to make such disclosures publicly as provided by the Policies and Procedures.

Prohibitions on Receipt of Compensation or Other Consideration

The Policies and Procedures prohibit a Vanguard fund, its investment advisor, and any other person or entity from paying or receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of Vanguard fund portfolio holdings or other investment positions. “Consideration” includes any agreement to maintain assets in the fund or in other investment companies or accounts managed by the investment advisor or by any affiliated person of the investment advisor.

INVESTMENT ADVISORY SERVICES

The Fund receives all investment advisory services from Vanguard, through its Fixed Income Group. These services are provided on an at-cost basis by an experienced investment advisory staff employed directly by Vanguard. The compensation and other expenses of the advisory staff are allocated among the funds utilizing these services.

During the fiscal years ended October 31, 2013, and 2014, the Fund incurred the following approximate advisory expenses:

Vanguard Fund	2013	2014
Total International Bond Index Fund[1]	$177,000	$543,000
1 Vanguard Total International Bond Index Fund did not commence operations until May 31, 2013.

1. Other Accounts Managed

Joshua C. Barrickman co-manages the Fund; as of October 31, 2014, the Fund held assets of $28.3 billion. As of October 31, 2014, Mr. Barrickman also managed 5 other registered investment companies with total assets of $103 billion and co-managed all or a portion of 12 other registered investment companies with total assets of $232 billion (none of which had advisory fees based on performance).

Yan Pu co-manages the Fund; as of October 31, 2014, the Fund held assets of $28.3 billion. As of October 31, 2014, Ms. Pu also co-managed 2 other registered investment companies with total assets of $38 billion and 2 other pooled investment vehicles with total assets of $2.2 billion (none of which had advisory fees based on performance).

2. Material Conflicts of Interest

At Vanguard, individual portfolio managers may manage multiple accounts for multiple clients. In addition to mutual funds, these other accounts may include separate accounts, collective trusts, and offshore funds. Managing multiple funds or accounts may give rise to potential conflicts of interest including, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. Vanguard manages potential conflicts between funds or accounts through allocation policies and procedures, internal review processes, and oversight by trustees and independent third parties. Vanguard has developed trade allocation procedures and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

3. Description of Compensation

All Vanguard portfolio managers are Vanguard employees. This section describes the compensation of Vanguard employees who manage Vanguard mutual funds. As of October 31, 2014, a Vanguard portfolio manager’s compensation generally consists of base salary, bonus, and payments under Vanguard’s long-term incentive compensation program. In addition, portfolio managers are eligible for the standard retirement benefits and health and welfare benefits available to all Vanguard employees. Also, certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that Vanguard adopted in the 1980s to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of tax law changes. These plans are structured to provide the same retirement benefits as the standard retirement plans.

In the case of portfolio managers responsible for managing multiple Vanguard funds or accounts, the method used to determine their compensation is the same for all funds and investment accounts. A portfolio manager’s base salary is determined by the manager’s experience and performance in the role, taking into account the ongoing compensation benchmark analyses performed by Vanguard’s Human Resources Department. A portfolio manager’s base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or in response to a market adjustment of the position.

A portfolio manager’s bonus is determined by a number of factors. One factor is gross, pre-tax performance of the fund relative to expectations for how the fund should have performed, given the fund’s investment objective, policies, strategies, and limitations, and the market environment during the measurement period. This performance factor is not based on the amount of assets held in the fund’s portfolio. For Vanguard Total International Bond Index Fund, the performance factor depends on how closely the portfolio manager tracks the Fund’s benchmark index over a one-year period. Additional factors include the portfolio manager’s contributions to the investment management functions within the sub-asset class, contributions to the development of other investment professionals and supporting staff, and overall contributions to strategic planning and decisions for the investment group. The target bonus is expressed as a percentage of base salary. The actual bonus paid may be more or less than the target bonus, based on how well the manager satisfies the objectives previously described. The bonus is paid on an annual basis.

Under the long-term incentive compensation program, all full-time employees receive a payment from Vanguard’s long-term incentive compensation plan based on their years of service, job level and, if applicable, management responsibilities. Each year, Vanguard’s independent directors determine the amount of the long-term incentive compensation award for that year based on the investment performance of the Vanguard funds relative to competitors and Vanguard’s operating efficiencies in providing services to the Vanguard funds.

4. Ownership of Securities

Vanguard employees, including portfolio managers, allocate their investments among the various Vanguard funds based on their own individual investment needs and goals. Vanguard employees, as a group, invest a sizable portion of their personal assets in Vanguard funds. As of October 31, 2014, Vanguard employees collectively invested more than $4.7 billion in Vanguard funds. F. William McNabb III, Chairman of the Board, Chief Executive Officer, and President of Vanguard and the Vanguard funds, invests substantially all of his personal financial assets in Vanguard funds.

As of October 31, 2014, the named portfolio managers did not own shares of the Fund.

Duration and Termination of Investment Advisory Agreement

Vanguard provides at-cost investment advisory services to the Fund pursuant to the terms of the Fifth Amended and Restated Funds’ Service Agreement. This agreement will continue in full force and effect until terminated or amended by mutual agreement of the Vanguard funds and Vanguard.

PORTFOLIO TRANSACTIONS

The advisor decides which securities to buy and sell on behalf of the Fund and then selects the brokers or dealers that will execute the trades on an agency basis or the dealers with whom the trades will be effected on a principal basis. For each trade, the advisor must select a broker-dealer that it believes will provide “best execution.” Best execution does not necessarily mean paying the lowest spread or commission rate available. In seeking best execution, the SEC has said that an advisor should consider the full range of a broker-dealer’s services. The factors considered by the advisor in seeking best execution include, but are not limited to, the broker-dealer’s execution capability, clearance and settlement services, commission rate, trading expertise, willingness and ability to commit capital, ability to provide anonymity, financial responsibility, reputation and integrity, responsiveness, access to underwritten offerings and secondary markets, and access to company management, as well as the value of any research provided by the broker-dealer. In assessing which broker-dealer can provide best execution for a particular trade, the advisor also may consider the timing and size of the order and available liquidity and current market conditions. Subject to applicable legal requirements, the advisor may select a broker based partly on brokerage or research services provided to the advisor and its clients, including the Fund. The advisor may cause the Fund to pay a higher commission than other brokers would charge if the advisor determines in good faith that the amount of the commission is reasonable in relation to the value of services provided. The advisor also may receive brokerage or research services from broker-dealers that are provided at no charge in recognition of the volume of trades directed to the broker. To the extent research services or products may be a factor in selecting brokers, services and products may include written research reports analyzing performance or securities, discussions with research analysts, meetings with corporate executives to obtain oral reports on company performance, market data, and other products and services that will assist the advisor in its investment decision-making process. The research services provided by brokers through which the Fund effects securities transactions may be used by the advisor in servicing all of its accounts, and some of the services may not be used by the advisor in connection with the Fund.

The types of securities in which the Fund invests are generally purchased and sold in principal transactions, meaning that the Fund normally purchases securities directly from the issuer or a primary market-maker acting as principal for the securities on a net basis. Explicit brokerage commissions are not paid on these transactions, although purchases of new issues from underwriters of securities typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer’s mark up (i.e., a spread between the bid and the asked prices). Brokerage commissions will also be paid in connection with opening and closing out futures positions.

As previously explained, the types of securities that the Fund purchases do not normally involve the payment of explicit brokerage commissions. If any such brokerage commissions are paid, however, the advisor will evaluate their reasonableness by considering (1) historical commission rates; (2) rates that other institutional investors are paying, based upon publicly available information; (3) rates quoted by brokers and dealers; (4) the size of a particular transaction, in terms of the number of shares, the dollar amount, and the number of clients involved; (5) the complexity of a particular transaction in terms of both execution and settlement; (6) the level and type of business done with a particular firm over a period of time; and (7) the extent to which the broker or dealer has capital at risk in the transaction.

During the fiscal years ended October 31, 2013, and 2014, the Fund paid the following approximate amounts in brokerage commissions:

Vanguard Fund	2013	2014
Total International Bond Index Fund[1,2]	$121,000	$26,000
1 Vanguard Total International Bond Index Fund did not commence operations until May 31, 2013.
2 Lower brokerage commissions paid during the fiscal year ended October 31, 2014, were due to a decrease in futures-related trading activity.

Some securities that are considered for investment by the Fund may also be appropriate for other Vanguard funds or for other clients served by the advisor. If such securities are compatible with the investment policies of the Fund and one or more of the advisor’s other clients and are considered for purchase or sale at or about the same time, then transactions in such securities may be aggregated by the advisor, and the purchased securities or sale proceeds may be allocated among the participating Vanguard funds and the other participating clients of the advisor in a manner deemed equitable by the advisor. Although there may be no specified formula for allocating such transactions, the allocation methods used, and the results of such allocations, will be subject to periodic review by the Fund‘s board of trustees.

The ability of Vanguard and external advisors to purchase or dispose of investments in regulated industries, certain derivatives markets, certain international markets, and certain issuers that limit ownership by a single shareholder or group of related shareholders, or to exercise rights on behalf of the Fund, may be restricted or impaired because of limitations on the aggregate level of investment unless regulatory or corporate consents or ownership waivers are obtained. As a result, Vanguard and external advisors on behalf of the Fund may be required to limit purchases, sell existing investments, or otherwise restrict or limit the exercise of shareholder rights by the Fund, including voting rights. If the Fund is required to limit its investment in a particular issuer, the Fund may seek to obtain economic exposure to that issuer through alternative means, such as through a derivative, which may be more costly than owning securities of the issuer directly.

As of October 31, 2014, the Fund held securities of its “regular brokers or dealers,” as that term is defined in Rule 10b-1 of the 1940 Act, as follows:

Regular Broker or Dealer (or Parent)	Aggregate Holdings
Banc of America Securities LLC	$36,620,000
Bank of Nova Scotia (NY)	25,897,000
Bank of Tokyo	12,828,000
Barclays Inc.	39,252,000
Citigroup Global Markets Inc.	38,759,000
Deutsche Bank Securities Inc.	19,740,000
DNB Bank	46,770,000
J.P. Morgan Securities Inc.	31,415,000
Mizuho Securities USA Inc.	32,474,000
Wells Fargo Securities, LLC	19,014,000

PROXY VOTING GUIDELINES

The Board of Trustees (the Board) of each Vanguard fund has adopted proxy voting procedures and guidelines to govern proxy voting by the fund. The Board has delegated responsibility for monitoring proxy voting activities to the Proxy Oversight Committee (the Committee), made up of senior officers of Vanguard and subject to the operating procedures and guidelines described below. The Committee reports directly to the Board. Vanguard is subject to these procedures and guidelines to the extent that they call for Vanguard to administer the voting process and implement the resulting voting decisions, and for these purposes the guidelines have also been approved by the Board of Directors of Vanguard.

The overarching objective in voting is simple: to support proposals and director nominees that maximize the value of a fund’s investments—and those of fund shareholders—over the long term. Although the goal is simple, the proposals the funds receive are varied and frequently complex. As such, the guidelines adopted by the Board provide a rigorous framework for assessing each proposal. Under the guidelines, each proposal must be evaluated on its merits, based on the particular facts and circumstances as presented.

For ease of reference, the procedures and guidelines often refer to all funds. However, our processes and practices seek to ensure that proxy voting decisions are suitable for individual funds. For most proxy proposals, particularly those involving corporate governance, the evaluation will result in the same position being taken across all of the funds and the funds voting as a block. In some cases, however, a fund may vote differently, depending upon the nature and objective of the fund, the composition of its portfolio, and other factors.

The guidelines do not permit the Board to delegate voting responsibility to a third party that does not serve as a fiduciary for the funds. Because many factors bear on each decision, the guidelines incorporate factors the Committee should consider in each voting decision. A fund may refrain from voting some or all of its shares or vote in a particular way if doing so would be in the fund’s and its shareholders’ best interests. These circumstances may arise, for example, if the expected cost of voting exceeds the expected benefits of voting, if exercising the vote would result in the imposition of trading or other restrictions, or if a fund (or all Vanguard funds in the aggregate) were to own more than the permissible maximum percentage of a company’s stock (as determined by the company’s governing documents or by applicable law, regulation, or regulatory agreement).

In evaluating proxy proposals, we consider information from many sources, including, but not limited to, the investment advisor for the fund, the management or shareholders of a company presenting a proposal, and independent proxy research services. We will give substantial weight to the recommendations of the company’s board, absent guidelines or other specific facts that would support a vote against management. In all cases, however, the ultimate decision rests with the members of the Committee, who are accountable to the fund’s Board.

While serving as a framework, the following guidelines cannot contemplate all possible proposals with which a fund may be presented. In the absence of a specific guideline for a particular proposal (e.g., in the case of a transactional issue or contested proxy), the Committee will evaluate the issue and cast the fund’s vote in a manner that, in the Committee’s view, will maximize the value of the fund’s investment, subject to the individual circumstances of the fund.

I.	The Board of Directors
A.	Election of directors

Good governance starts with a majority-independent board, whose key committees are made up entirely of independent directors. As such, companies should attest to the independence of directors who serve on the Compensation, Nominating, and Audit committees. In any instance in which a director is not categorically independent, the basis for the independence determination should be clearly explained in the proxy statement.

Although the funds will generally support the board’s nominees, the following factors will be taken into account in determining each fund’s vote:

Factors For Approval	Factors Against Approval
Nominated slate results in board made up of a majority of	Nominated slate results in board made up of a majority of
independent directors.	non-independent directors.
All members of Audit, Nominating, and Compensation	Audit, Nominating, and/or Compensation committees include
committees are independent of management.	non-independent members.
Incumbent board member failed to attend at least 75% of meetings in the previous year.
Actions of committee(s) on which nominee serves are inconsistent with other guidelines (e.g., excessive equity grants, substantial non-audit fees, lack of board independence).

B. Contested director elections

In the case of contested board elections, we will evaluate the nominees’ qualifications, the performance of the incumbent board, and the rationale behind the dissidents’ campaign, to determine the outcome that we believe will maximize shareholder value.

C. Classified boards

The funds will generally support proposals to declassify existing boards (whether proposed by management or shareholders), and will block efforts by companies to adopt classified board structures in which only part of the board is elected each year.

D. Proxy access

We believe that long-term investors may benefit from having proxy access, or the opportunity to place director nominees on a company's proxy ballot. In our view, this improves shareholders' ability to participate in director elections while potentially enhancing boards' accountability and responsiveness to shareholders.

That said, we also believe that proxy access provisions should be appropriately limited to avoid abuse by investors who lack a meaningful long-term interest in the company. As such, we generally believe that a shareholder or group of shareholders representing 5% of a company's outstanding shares held for at least three years should be able to nominate directors for up to 20% of the seats on the board.

We will review proposals regarding proxy access case by case. The funds will be most likely to support access provisions with the terms described above, but they may support different thresholds based on a company's other governance provisions, as well as other relevant factors.

II. Approval of Independent Auditors

The relationship between the company and its auditors should be limited primarily to the audit, although it may include certain closely related activities that do not, in the aggregate, raise any appearance of impaired independence. The funds will generally support management’s recommendation for the ratification of the auditor, except in instances in which audit and audit-related fees make up less than 50% of the total fees paid by the company to the audit firm. We will evaluate on a case-by-case basis instances in which the audit firm has a substantial non-audit relationship with the company (regardless of its size relative to the audit fee) to determine whether independence has been compromised.

III.	Compensation Issues
A.	Stock-based compensation plans

Appropriately designed stock-based compensation plans, administered by an independent committee of the board and approved by shareholders, can be an effective way to align the interests of long-term shareholders with the interests of management, employees, and directors. The funds oppose plans that substantially dilute their ownership interest in the company, provide participants with excessive awards, or have inherently objectionable structural features.

An independent compensation committee should have significant latitude to deliver varied compensation to motivate the company’s employees. However, we will evaluate compensation proposals in the context of several factors (a company’s industry, market capitalization, competitors for talent, etc.) to determine whether a particular plan or proposal balances the perspectives of employees and the company’s other shareholders. We will evaluate each proposal on a case-by-case basis, taking all material facts and circumstances into account.

The following factors will be among those considered in evaluating these proposals:

Factors For Approval	Factors Against Approval
Company requires senior executives to hold a minimum amount	Total potential dilution (including all stock-based plans) exceeds 15% of
of company stock (frequently expressed as a multiple of salary).	shares outstanding.
Company requires stock acquired through equity awards to be	Annual equity grants have exceeded 2% of shares outstanding.
held for a certain period of time.
Compensation program includes performance-vesting awards,	Plan permits repricing or replacement of options without
indexed options, or other performance-linked grants.	shareholder approval.
Concentration of equity grants to senior executives is limited	Plan provides for the issuance of reload options.
(indicating that the plan is very broad-based).
Stock-based compensation is clearly used as a substitute for	Plan contains automatic share replenishment (evergreen) feature.
cash in delivering market-competitive total pay.

B. Bonus plans

Bonus plans, which must be periodically submitted for shareholder approval to qualify for deductibility under Section 162(m) of the IRC, should have clearly defined performance criteria and maximum awards expressed in dollars. Bonus plans with awards that are excessive, in both absolute terms and relative to a comparative group, generally will not be supported.

C. Employee stock purchase plans

The funds will generally support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value and that shares reserved under the plan amount to less than 5% of the outstanding shares.

D. Advisory votes on executive compensation (Say on Pay)

In addition to proposals on specific equity or bonus plans, the funds are required to cast advisory votes approving many companies’ overall executive compensation plans (so-called Say on Pay votes). In evaluating these proposals, we consider a number of factors, including the amount of compensation that is at risk, the amount of equity-based compensation that is linked to the company’s performance, and the level of compensation as compared to industry peers. The funds will generally support pay programs that demonstrate effective linkage between pay and performance over time and that provide compensation opportunities that are competitive relative to industry peers. On the other hand, pay programs in which significant compensation is guaranteed or insufficiently linked to performance will be less likely to earn our support.

E. Executive severance agreements (golden parachutes)

Although executives’ incentives for continued employment should be more significant than severance benefits, there are instances—particularly in the event of a change in control—in which severance arrangements may be appropriate. Severance benefits payable upon a change of control AND an executive’s termination (so-called “double trigger” plans) are generally acceptable to the extent that benefits paid do not exceed three times salary and bonus. Arrangements in which the benefits exceed three times salary and bonus should be justified and submitted for shareholder approval. We do not generally support guaranteed severance absent a change in control or arrangements that do not require the termination of the executive (so-called “single trigger” plans).

IV. Corporate Structure and Shareholder Rights

The exercise of shareholder rights, in proportion to economic ownership, is a fundamental privilege of stock ownership that should not be unnecessarily limited. Such limits may be placed on shareholders’ ability to act by corporate charter or by-law provisions, or by the adoption of certain takeover provisions. In general, the market for corporate control should be allowed to function without undue interference from these artificial barriers.

The funds’ positions on a number of the most commonly presented issues in this area are as follows:

A.	Shareholder rights plans (poison pills)
A	company’s adoption of a so-called poison pill effectively limits a potential acquirer’s ability to buy a controlling interest without the approval of the target’s board of directors. Such a plan, in conjunction with other takeover defenses, may serve to entrench incumbent management and directors. However, in other cases, a poison pill may force a suitor to negotiate with the board and result in the payment of a higher acquisition premium.

In general, shareholders should be afforded the opportunity to approve shareholder rights plans within a year of their adoption. This provides the board with the ability to put a poison pill in place for legitimate defensive purposes, subject to subsequent approval by shareholders. In evaluating the approval of proposed shareholder rights plans, we will consider the following factors:

Factors For Approval	Factors Against Approval
Plan is relatively short-term (3-5 years).	Plan is long term (>5 years).
Plan requires shareholder approval for renewal.	Renewal of plan is automatic or does not require shareholder approval.
Plan incorporates review by a committee of independent	Board with limited independence.
directors at least every three years (so-called TIDE provisions).
Ownership trigger is reasonable (15-20%).	Ownership trigger is less than 15%.
Highly independent, non-classified board.	Classified board.
Plan includes permitted-bid/qualified-offer feature (chewable pill) that mandates a shareholder vote in certain situations.

B. Increase in authorized shares

The funds are supportive of companies seeking to increase authorized share amounts that do not potentially expose shareholders to excessive dilution. We will generally approve increases of up to 50% of the current share authorization, but will also consider a company’s specific circumstances and market practices.

C. Cumulative voting

The funds are generally opposed to cumulative voting under the premise that it allows shareholders a voice in director elections that is disproportionate to their economic investment in the corporation.

D. Supermajority vote requirements

The funds support shareholders’ ability to approve or reject matters presented for a vote based on a simple majority. Accordingly, the funds will support proposals to remove supermajority requirements and oppose proposals to impose them.

E. Right to call meetings and act by written consent

The funds support shareholders’ right to call special meetings of the board (for good cause and with ample representation) and to act by written consent. The funds will generally vote for proposals to grant these rights to shareholders and against proposals to abridge them.

F. Confidential voting

The integrity of the voting process is enhanced substantially when shareholders (both institutions and individuals) can vote without fear of coercion or retribution based on their votes. As such, the funds support proposals to provide confidential voting.

G. Dual classes of stock

We are opposed to dual class capitalization structures that provide disparate voting rights to different groups of shareholders with similar economic investments. We will oppose the creation of separate classes with different voting rights and will support the dissolution of such classes.

V. Corporate and Social Policy Issues

Proposals in this category, initiated primarily by shareholders, typically request that the company disclose or amend certain business practices. The Board generally believes that these are “ordinary business matters” that are primarily the responsibility of management and should be evaluated and approved solely by the corporation’s board of directors. Often, proposals may address concerns with which the Board philosophically agrees, but absent a compelling economic impact on shareholder value (e.g., proposals to require expensing of stock options), the funds will typically abstain from voting on these proposals. This reflects the belief that regardless of our philosophical perspective on the issue, these decisions should be the province of company management unless they have a significant, tangible impact on the value of a fund’s investment and management is not responsive to the matter.

VI. Voting in Foreign Markets

Corporate governance standards, disclosure requirements, and voting mechanics vary greatly among the markets outside the United States in which the funds may invest. Each fund’s votes will be used, where applicable, to advocate for improvements in governance and disclosure by each fund’s portfolio companies. We will evaluate issues presented to shareholders for each fund’s foreign holdings in the context with the guidelines described above, as well as local market standards and best practices. The funds will cast their votes in a manner believed to be philosophically consistent with these guidelines, while taking into account differing practices by market. In addition, there may be instances in which the funds elect not to vote, as described below.

Many foreign markets require that securities be “blocked” or reregistered to vote at a company’s meeting. Absent an issue of compelling economic importance, we will generally not subject the fund to the loss of liquidity imposed by these requirements.

The costs of voting (e.g., custodian fees, vote agency fees) in foreign markets may be substantially higher than for U.S. holdings. As such, the fund may limit its voting on foreign holdings in instances in which the issues presented are unlikely to have a material impact on shareholder value.

VII. Voting Shares of a Company that has an Ownership Limitation

Certain companies have provisions in their governing documents that restrict stock ownership in excess of a specified limit. Typically, these ownership restrictions are included in the governing documents of real estate investment trusts, but may be included in other companies’ governing documents.

A company’s governing documents normally allow the company to grant a waiver of these ownership limits, which would allow a fund (or all Vanguard-advised funds) to exceed the stated ownership limit. Sometimes a company will grant a waiver without restriction. From time to time, a company may grant a waiver only if a fund (or funds) agrees to not vote the company’s shares in excess of the normal specified limit. In such a circumstance, a fund may refrain from voting shares if owning the shares beyond the company’s specified limit is in the best interests of the fund and its shareholders.

In addition, applicable law may require prior regulatory approval to permit ownership of certain regulated issuer’s voting securities above certain limits or may impose other restrictions on owners of more than a certain percentage of a regulated issuer’s voting shares. The Board has authorized the funds to vote shares above these limits in the same proportion as votes cast by the issuer’s entire shareholder base (i.e., mirror vote) or to refrain from voting excess shares if mirror voting is not practicable. For example, rules administered by the Board of Governors of the Federal Reserve

System (the “FRB”) generally require that a person seeking to own more than 10% of a bank regulated by the FRB seek prior approval. Vanguard has obtained regulatory approval that allows Vanguard funds to own up to 15% of a class of a bank’s outstanding voting shares without seeking prior regulatory approval, provided the funds’ shares in excess of 10% are mirror voted or not voted at all.

These ownership limits may be applied at the individual fund level, across all Vanguard-advised funds, or across all Vanguard funds, regardless of whether they are advised by Vanguard.

VIII. Voting on a Fund’s Holdings of Other Vanguard Funds

Certain Vanguard funds (owner funds) may, from time to time, own shares of other Vanguard funds (underlying funds). If an underlying fund submits a matter to a vote of its shareholders, votes for and against such matters on behalf of the owner funds will be cast in the same proportion as the votes of the other shareholders in the underlying fund.

IX. The Proxy Voting Group

The Board has delegated the day-to-day operations of the funds’ proxy voting process to the Proxy Voting Group, which the Committee oversees. Although most votes will be determined, subject to the individual circumstances of each fund, by reference to the guidelines as separately adopted by each of the funds, there may be circumstances when the Proxy Voting Group will refer proxy issues to the Committee for consideration. In addition, at any time, the Board has the authority to vote proxies, when, at the Board’s or the Committee’s discretion, such action is warranted.

The Proxy Voting Group performs the following functions: (1) managing proxy voting vendors; (2) reconciling share positions; (3) analyzing proxy proposals using factors described in the guidelines; (4) determining and addressing potential or actual conflicts of interest that may be presented by a particular proxy; and (5) voting proxies. The Proxy Voting Group also prepares periodic and special reports to the Board, and any proposed amendments to the procedures and guidelines.

X. The Proxy Oversight Committee

The Board, including a majority of the independent trustees, appoints the members of the Committee who are senior officers of Vanguard.

The Committee does not include anyone whose primary duties include external client relationship management or sales. This clear separation between the proxy voting and client relationship functions is intended to eliminate any potential conflict of interest in the proxy voting process. In the unlikely event that a member of the Committee believes he or she might have a conflict of interest regarding a proxy vote, that member must recuse himself or herself from the committee meeting at which the matter is addressed, and not participate in the voting decision.

The Committee works with the Proxy Voting Group to provide reports and other guidance to the Board regarding proxy voting by the funds. The Committee has an obligation to conduct its meetings and exercise its decision-making authority subject to the fiduciary standards of good faith, fairness, and Vanguard’s Code of Ethics. The Committee shall authorize proxy votes that the Committee determines, at its sole discretion, to be in the best interests of each fund’s shareholders. In determining how to apply the guidelines to a particular factual situation, the Committee may not take into account any interest that would conflict with the interest of fund shareholders in maximizing the value of their investments.

The Board may review these procedures and guidelines and modify them from time to time. A summary of the procedures and guidelines is available on Vanguard’s website at vanguard.com.

You may obtain a free copy of a report that details how the funds voted the proxies relating to the portfolio securities held by the funds for the prior 12-month period ended June 30 by logging on to Vanguard’s website at vanguard.com or the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE ETF SHARE CLASS

Vanguard Total International Bond Index Fund (the ETF Fund) offers and issues an exchange-traded class of shares called ETF Shares. The ETF Fund issues and redeems ETF Shares in large blocks, known as “Creation Units.” For the Fund, the number of ETF Shares in a Creation Unit is 50,000.

To purchase or redeem a Creation Unit, you must be an Authorized Participant or you must transact through a broker that is an Authorized Participant. An Authorized Participant is a participant in the Depository Trust Company (DTC) that has executed a Participant Agreement with Vanguard Marketing Corporation, the Fund’s Distributor (the Distributor). For a current list of Authorized Participants, contact the Distributor.

Investors that are not Authorized Participants must hold ETF Shares in a brokerage account. As with any stock traded on an exchange through a broker, purchases and sales of ETF Shares will be subject to usual and customary brokerage commissions.

The ETF Fund publishes a list of Deposit Securities but does not issue Creation Units in exchange for such securities. Rather, the ETF Fund issues Creation Units in exchange for cash in an amount equal to the value of those Deposit Securities as of the ETF Fund’s pricing time, plus or minus some additional cash as described more fully on the following pages. Similarly, the Fund redeems Creation Units in cash, not in kind.

Exchange Listing and Trading

The ETF Shares have been approved for listing on a national securities exchange and will trade on the exchange at market prices that may differ from net asset value (NAV). There can be no assurance that, in the future, ETF Shares will continue to meet all of the exchange’s listing requirements. The exchange may, but is not required to, delist the Fund’s ETF Shares if (1) following the initial 12-month period beginning upon the commencement of trading, there are fewer than 50 beneficial owners of the ETF Shares for 30 or more consecutive trading days; (2) the value of the target index tracked by the ETF Fund is no longer calculated or available; or (3) such other event shall occur or condition exist that, in the opinion of the exchange, makes further dealings on the exchange inadvisable. The exchange will also delist the Fund’s ETF Shares upon termination of the ETF Share class.

The exchange disseminates, through the facilities of the Consolidated Tape Association, an updated “indicative optimized portfolio value” (IOPV) for the ETF Fund as calculated by an information provider. The ETF Fund is not involved with or responsible for the calculation or dissemination of the IOPVs, and it makes no warranty as to the accuracy of the IOPVs. An IOPV for the Fund’s ETF Shares is disseminated every 15 seconds during regular exchange trading hours. An IOPV has a securities value component and a cash component. The securities values included in an IOPV are based on the real-time market prices of the Deposit Securities for the Fund’s ETF Shares. The IOPV is designed as an estimate of the ETF Fund’s NAV at a particular point in time, but it is only an estimate and should not be viewed as the actual NAV, which is calculated once each day.

Conversions and Exchanges

Owners of conventional shares (i.e., not exchange-traded shares) issued by the ETF Fund may convert those shares to ETF Shares of equivalent value of the same Fund. Please note that investors who own conventional shares through a 401(k) plan or other employer-sponsored retirement or benefit plan generally may not convert those shares to ETF Shares and should check with their plan sponsor or recordkeeper. ETF Shares, whether acquired through a conversion or purchased on the secondary market, cannot be converted to conventional shares. Also, ETF Shares of one fund cannot be exchanged for ETF Shares of another fund.

Investors that are not Authorized Participants must hold ETF Shares in a brokerage account. Thus, before converting conventional shares to ETF Shares, an investor must have an existing, or open a new, brokerage account. This account may be with Vanguard Brokerage Services® (Vanguard Brokerage) or with any other brokerage firm. To initiate a conversion of conventional shares to ETF Shares, an investor must contact his or her broker.

Vanguard Brokerage does not impose a fee on conversions from Vanguard conventional shares to Vanguard ETF Shares. However, other brokerage firms may charge a fee to process a conversion. Vanguard reserves the right, in the future, to impose a transaction fee on conversions or to limit or terminate the conversion privilege.

Converting conventional shares to ETF Shares is generally accomplished as follows. First, after the broker notifies Vanguard of an investor’s request to convert, Vanguard will transfer conventional shares from the investor’s account with

Vanguard to the broker’s omnibus account with Vanguard (an account maintained by the broker on behalf of all its customers who hold conventional Vanguard fund shares through the broker). After the transfer, Vanguard’s records will reflect the broker, not the investor, as the owner of the shares. Next, the broker will instruct Vanguard to convert the appropriate number or dollar amount of conventional shares in its omnibus account to ETF Shares of equivalent value, based on the respective NAVs of the two share classes. The ETF Fund’s transfer agent will reflect ownership of all ETF Shares in the name of the DTC. The DTC will keep track of which ETF Shares belong to the broker, and the broker, in turn, will keep track of which ETF Shares belong to its customers.

Because the DTC is unable to handle fractional shares, only whole shares can be converted. For example, if the investor owned 300.250 conventional shares, and this was equivalent in value to 90.750 ETF Shares, the DTC account would receive 90 ETF Shares. Conventional shares with a value equal to 0.750 ETF Shares (in this example, that would be 2.481 conventional shares) would remain in the broker’s omnibus account with Vanguard. The broker then could either (1) take certain internal actions necessary to credit the investor’s account with 0.750 ETF Shares or (2) redeem the 2.481 conventional shares for cash at NAV and deliver that cash to the investor’s account. If the broker chose to redeem the conventional shares, the investor would realize a gain or loss on the redemption that must be reported on his or her tax return (unless the shares are held in an IRA or other tax-deferred account). An investor should consult his or her broker for information on how the broker will handle the conversion process, including whether the broker will impose a fee to process a conversion.

The conversion process works differently for investors who opt to hold ETF Shares through an account at Vanguard Brokerage. Investors who convert their conventional shares to ETF Shares through Vanguard Brokerage will have all conventional shares for which they request conversion converted to the equivalent dollar value of ETF Shares. Because no fractional shares will have to be sold, the transaction will not be taxable.

Here are some important points to keep in mind when converting conventional shares of the ETF Fund to ETF Shares:

  The conversion process can take anywhere from several days to several weeks, depending on the broker. Vanguard generally will process conversion requests either on the day they are received or on the next business day. Vanguard imposes conversion blackout windows around the dates when the Fund declares dividends. This is necessary to prevent a shareholder from collecting a dividend from both the conventional share class currently held and also from the ETF share class to which the shares will be converted.
  During the conversion process, an investor will remain fully invested in the Fund‘s conventional shares, and the investment will increase or decrease in value in tandem with the NAV of those shares.
  The conversion transaction is nontaxable except, if applicable, to the very limited extent previously described.
  During the conversion process, an investor will be able to liquidate all or part of an investment by instructing Vanguard or the broker (depending on whether the shares are held in the investor’s account or the broker‘s omnibus account) to redeem the conventional shares. After the conversion process is complete, an investor will be able to liquidate all or part of an investment by instructing the broker to sell the ETF Shares.

Book Entry Only System

ETF Shares issued by the Fund are registered in the name of the DTC or its nominee, Cede & Co., and are deposited with, or on behalf of, the DTC. The DTC is a limited-purpose trust company that was created to hold securities of its participants (DTC Participants) and to facilitate the clearance and settlement of transactions among them through electronic book-entry changes in their accounts, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations. The DTC is a subsidiary of the Depository Trust and Clearing Corporation (DTCC), which is owned by certain participants of the DTCC’s subsidiaries, including the DTC. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (Indirect Participants).

Beneficial ownership of ETF Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in ETF Shares (owners of such beneficial interests are referred to herein as Beneficial Owners) is shown on, and the transfer of ownership is effected only through, records maintained by the DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from, or through, the DTC Participant a written confirmation relating to their purchase of ETF Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities. Such laws may impair the ability of certain investors to acquire beneficial interests in ETF Shares.

The ETF Fund recognizes the DTC or its nominee as the record owner of all ETF Shares for all purposes. Beneficial Owners of ETF Shares are not entitled to have ETF Shares registered in their names and will not receive or be entitled to physical delivery of share certificates. Each Beneficial Owner must rely on the procedures of the DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests to exercise any rights of a holder of ETF Shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. The DTC will make available to the ETF Fund, upon request and for a fee, a listing of the ETF Shares of the Fund held by each DTC Participant. The ETF Fund shall obtain from each DTC Participant the number of Beneficial Owners holding ETF Shares, directly or indirectly, through the DTC Participant. The ETF Fund shall provide each DTC Participant with copies of such notice, statement, or other communication, in form, in number, and at such place as the DTC Participant may reasonably request, in order that these communications may be transmitted by the DTC Participant, directly or indirectly, to the Beneficial Owners. In addition, the ETF Fund shall pay to each DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to this transmittal, subject to applicable statutory and regulatory requirements.

Share distributions shall be made to the DTC or its nominee as the registered holder of all ETF Shares. The DTC or its nominee, upon receipt of any such distributions, shall immediately credit the DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in ETF Shares of the Fund as shown on the records of the DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of ETF Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The ETF Fund has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners; for payments made on account of beneficial ownership interests in such ETF Shares; for maintenance, supervision, or review of any records relating to such beneficial ownership interests; or for any other aspect of the relationship between the DTC and DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

The DTC may determine to discontinue providing its service with respect to ETF Shares at any time by giving reasonable notice to the ETF Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the ETF Fund shall take action either to find a replacement for the DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of ETF Shares, unless the ETF Fund makes other arrangements with respect thereto satisfactory to the exchange.

Purchase and Issuance of ETF Shares in Creation Units

The ETF Fund issues and sells ETF Shares only in Creation Units on a continuous basis through the Distributor, without a sales load, at its NAV next determined after receipt of an order in proper form on any business day. The ETF Fund does not issue fractional Creation Units.

A business day is any day on which the NYSE is open for business. As of the date of this Statement of Additional Information, the NYSE observes the following U.S. holidays: New Year’s Day; Martin Luther King, Jr., Day; Presidents’ Day (Washington’s Birthday); Good Friday; Memorial Day (observed); Independence Day; Labor Day; Thanksgiving Day; and Christmas Day.

Fund Deposit. The consideration for purchase of a Creation Unit from the ETF Fund generally consists of an in-kind deposit of a designated portfolio of securities (Deposit Securities), or in the case of the ETF Fund, the cash value of the Deposit Securities, and an amount of cash (Cash Component) consisting of a purchase balancing amount and a transaction fee (both described in the following paragraphs). Together, the Deposit Securities and the Cash Component constitute the fund deposit.

The purchase balancing amount is an amount equal to the difference between the NAV of a Creation Unit and the market value of the Deposit Securities (Deposit Amount). It ensures that the NAV of a fund deposit (not including the transaction fee) is identical to the NAV of the Creation Unit it is used to purchase. If the purchase balancing amount is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities), then that amount will be paid by the purchaser to the ETF Fund in cash. If the purchase balancing amount is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities), then that amount will be paid by the ETF Fund to the purchaser in cash (except as offset by the transaction fee).

Vanguard, through the National Securities Clearing Corporation (NSCC), makes available after the close of each business day a list of the names and the number of shares of each Deposit Security to be included in the next business day’s fund deposit for the ETF Fund (subject to possible amendment or correction). The ETF Fund reserves the right to accept a nonconforming fund deposit.

The identity and number of shares of the Deposit Securities required for the fund deposit may change from one day to another to reflect rebalancing adjustments, corporate actions, and interest payments on underlying bonds or to respond to adjustments to the weighting or composition of the component securities of the relevant target index.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the ETF Fund, and the ETF Fund’s determination shall be final and binding.

Procedures for Purchasing Creation Units. To initiate a purchase order for a Creation Unit, an Authorized Participant must submit an order in proper form to the Distributor and such order must be received by the Distributor prior to the closing time of regular trading on the NYSE (Closing Time) (ordinarily 4 p.m., Eastern time) to receive that day’s NAV. The date on which an order to purchase (or redeem) Creation Units is placed is referred to as the transmittal date. Authorized Participants must transmit orders using a transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement.

The Distributor shall inform the ETF Fund’s custodian of the order. The custodian will then inform the appropriate foreign subcustodians. Each subcustodian shall maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the relevant Deposit Securities (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or cash-in-lieu amount), with any appropriate adjustments as advised by Vanguard. Deposit Securities must be delivered to an account maintained at the applicable local subcustodians.

The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the ETF Fund, immediately available or same-day funds estimated by the ETF Fund to be sufficient to pay the Cash Component. Any excess funds will be returned following settlement of the issue of the Creation Unit.

Neither the Trust, the ETF Fund, the Distributor, nor any affiliated party will be liable to an investor who is unable to submit a purchase order by Closing Time, even if the problem is the responsibility of one of those parties (e.g., the Distributor‘s phone or e-mail systems were not operating properly).

If you are not an Authorized Participant, you must place your purchase order in an acceptable form with an Authorized Participant. The Authorized Participant may request that you make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash when required).

An order to purchase Creation Units is deemed received on the transmittal date if (1) such order is received by the ETF Fund’s Distributor before Closing Time on such transmittal date and (2) all other procedures set forth in the Participant Agreement are properly followed.

Except as provided herein, a Creation Unit will not be issued until the transfer of good title to the ETF Fund of the Deposit Securities, or in the case of the ETF Fund, the cash value of the Deposit Securities, and the payment of the Cash Component have been completed. When each subcustodian has confirmed to the custodian that the required securities included in the fund deposit (if applicable) have been delivered to the account of the relevant subcustodian, and the Cash Component has been delivered to the custodian, the Distributor shall be notified of such delivery, and the ETF Fund will issue and cause the delivery of the Creation Unit.

Rejection of Purchase Orders. The ETF Fund reserves the absolute right to reject a purchase order. By way of example, and not limitation, the ETF Fund will reject a purchase order if:

  The order is not in proper form.
  The investor(s), upon obtaining the ETF Shares ordered, would own 80% or more of the total combined voting power and number of shares of all classes of stock issued by the Fund.

  The Deposit Securities delivered are not the same (in name or amount) as the published basket.
  Acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund.
  Acceptance of the fund deposit would, in the opinion of counsel, be unlawful.
  Acceptance of the fund deposit would otherwise, at the discretion of the Fund or Vanguard, have an adverse effect on the Fund or any of its shareholders.
  Circumstances outside the control of the Fund, the Trust, the transfer agent, the custodian, the subcustodian(s), the Distributor, and Vanguard make it for all practical purposes impossible to process the order. Examples of such circumstances include natural disasters, public service disruptions, or utility problems such as fires, floods, extreme weather conditions, and power outages resulting in telephone, telecopy, and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the aforementioned parties as well as the DTC, the NSCC, or any other participant in the purchase process; and similar extraordinary events.

If a purchase order is rejected, the Distributor shall notify the Authorized Participant that submitted the order. The ETF Fund, the Trust, the transfer agent, the custodian, the subcustodian(s), the Distributor, and Vanguard are under no duty, however, to give notification of any defects or irregularities in the delivery of a fund deposit, nor shall any of them incur any liability for the failure to give any such notification.

Transaction Fee on Purchases of Creation Units. The ETF Fund imposes a transaction fee (payable to the Fund) to compensate the Fund for costs associated with the issuance of Creation Units. The amount of the fee, which may be changed by Vanguard from time to time at its sole discretion, is made available daily to Authorized Participants, market makers, and other interested parties through Vanguard’s proprietary portal system. Because the ETF Fund issues Creation Units in exchange for cash in an amount equal to the value of the Deposit Securities, the purchaser will be assessed an additional variable charge on the cash-in-lieu portion of the investment; the amount of this charge will be disclosed to investors before they place their orders. The amount will be determined by the ETF Fund at its sole discretion but will not be more than the Fund’s good faith estimate of the costs it will incur investing the cash in lieu, which may include, if applicable, market-impact costs. The maximum transaction fee on purchases of Creation Units, including any additional charges as described, shall be 2% of the value of the Creation Units.

Redemption of ETF Shares in Creation Units. To be eligible to place a redemption order, you must be an Authorized Participant. Investors that are not Authorized Participants must make appropriate arrangements with an Authorized Participant in order to redeem a Creation Unit.

ETF Shares may be redeemed only in Creation Units. Investors should expect to incur transaction costs in connection with assembling a sufficient number of ETF Shares to constitute a redeemable Creation Unit. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Redemption requests received on a business day in good order will receive the NAV next determined after the request is made.

Unless cash redemptions are available or specified for the ETF Fund, an investor tendering a Creation Unit generally will receive redemption proceeds consisting of (1) a basket of Redemption Securities, or in the case of the ETF Fund, the cash value of the Redemption Securities; plus (2) a redemption balancing amount in cash equal to the difference between (x) the NAV of the Creation Unit being redeemed, as next determined after receipt of a request in proper form, and (y) the value of the Redemption Securities; less (3) a transaction fee. If the Redemption Securities have a value greater than the NAV of a Creation Unit, the redeeming investor will pay the redemption balancing amount in cash to the ETF Fund rather than receive such amount from the Fund.

Vanguard, through the NSCC, makes available after the close of each business day a list of the names and the number of shares of each Redemption Security to be included in the next business day’s redemption basket for the ETF Fund (subject to possible amendment or correction). The basket of Redemption Securities provided to an investor redeeming a Creation Unit may not be identical to the basket of Deposit Securities required of an investor purchasing a Creation Unit. If the ETF Fund and a redeeming investor mutually agree, the Fund may provide the investor with a basket of Redemption Securities that differs from the composition of the redemption basket published through the NSCC.

Neither the Trust, the ETF Fund, the Distributor, nor any affiliated party will be liable to an investor who is unable to submit a redemption order by Closing Time, even if the problem is the responsibility of one of those parties (e.g., the Distributor’s phone or e-mail systems were not operating properly).

Transaction Fee on Redemptions of Creation Units. The ETF Fund imposes a transaction fee (payable to the Fund) to compensate the Fund for costs associated with the redemption of Creation Units. The amount of the fee, which may be changed by Vanguard from time to time at its sole discretion, is made available daily to Authorized Participants, market makers, and other interested parties through Vanguard’s proprietary portal system. Unlike purchases, the ETF Fund does not impose an additional charge on investors who receive cash in lieu of one or more Redemption Securities. The maximum transaction fee on redemptions of Creation Units shall be 2% of the value of the Creation Units.

Placement of Redemption Orders. Requests to redeem Creation Units must be submitted to the Distributor by or through an Authorized Participant on a business day prior to Closing Time.

An order to redeem a Creation Unit is deemed received on the transmittal date if (1) such order is received by the ETF Fund’s Distributor before Closing Time on such transmittal date and (2) all other procedures set forth in the Participant Agreement are properly followed. If a redemption order in proper form is submitted to the Distributor by an Authorized Participant prior to Closing Time on the transmittal date, then the value of the Redemption Securities and the Cash Redemption Amount will be determined by the ETF Fund on such transmittal date.

If on the settlement date, which is typically T+3 (the trade is the date on which the trade actually takes place, or “T”; three business days after the trade date is known as T+3), an Authorized Participant has failed to deliver all of the Vanguard ETF Shares it is seeking to redeem, the ETF Fund shall be entitled to cancel the redemption order. Alternatively, the ETF Fund may deliver to the Authorized Participant the full complement of Redemption Securities and cash in reliance on the Authorized Participant’s undertaking to deliver the missing ETF Shares at a later date. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of cash collateral in accordance with collateral procedures that are part of the Participant Agreement. In all cases the ETF Fund shall be entitled to charge the Authorized Participant for any costs (including investment losses, attorney’s fees, and interest) incurred by the ETF Fund as a result of the late delivery or failure to deliver.

If an Authorized Participant, or a redeeming investor acting through an Authorized Participant, is subject to a legal restriction with respect to a particular security included in the basket of Redemption Securities, such investor may be paid an equivalent amount of cash in lieu of the security. In addition, the ETF Fund reserves the right to redeem Creation Units partially for cash to the extent that the Fund could not lawfully deliver one or more Redemption Securities or could not do so without first registering such securities under federal or state law.

The ETF Fund generally will deliver redemption proceeds (whether in kind or in cash) within three business days. Because of the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than three business days. For each country relating to the ETF Fund, Appendix A identifies the countries and dates where more than seven days would be needed to deliver redemption proceeds. The ETF Fund will deliver redemption proceeds within the number of days stated in Appendix A.

In connection with taking delivery of shares of Redemption Securities upon redemption of a Creation Unit, an Authorized Participant, or a Beneficial Owner redeeming through an Authorized Participant, must maintain appropriate security arrangements with a qualified broker-dealer, bank, or other custody provider in each jurisdiction in which any of the Redemption Securities are customarily traded, to which account such Deposit Securities will be delivered.

If appropriate arrangements to take delivery of the Redemption Securities in the applicable foreign jurisdictions, as required in the preceding paragraph, are not in place, or if it is not possible to effect deliveries of the Redemption Securities in such jurisdictions, the ETF Fund may at its discretion effect the redemption in cash. In such case, the investor will receive a cash payment equal to the NAV of the redeemed shares, based on the NAV next calculated after receipt of the redemption request in proper form (minus a transaction fee as specified previously, to offset the ETF Fund’s transaction costs associated with the disposition of Redemption Securities of the ETF Fund).

Because the Redemption Securities of the ETF Fund may trade on the relevant exchange(s) on days that the exchange is closed, stockholders may not be able to redeem their shares of the ETF Fund, or to purchase or sell ETF Shares on the exchange, on days when the NAV of the ETF Fund could be significantly affected by events in the relevant foreign markets.

Suspension of Redemption Rights. The right of redemption may be suspended or the date of payment postponed with respect to the ETF Fund (1) for any period during which the NYSE or listing exchange is closed (other than customary weekend and holiday closings), (2) for any period during which trading on the NYSE or listing exchange is suspended or restricted, (3) for any period during which an emergency exists as a result of which disposal of the Fund’s portfolio securities or determination of its NAV is not reasonably practical, or (4) in such other circumstances as the SEC permits.

Precautionary Notes

A precautionary note to retail investors: The DTC or its nominee will be the registered owner of all outstanding ETF Shares. Your ownership of ETF Shares will be shown on the records of the DTC and the DTC Participant broker through which you hold the shares. Vanguard will not have any record of your ownership. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of ETF Shares, and tax information. Your broker also will be responsible for distributing income and capital gains distributions and for ensuring that you receive shareholder reports and other communications from the fund whose ETF Shares you own. You will receive other services (e.g., dividend reinvestment and average cost information) only if your broker offers these services.

A precautionary note to purchasers of Creation Units: You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing fund.

Because new ETF Shares may be issued on an ongoing basis, a “distribution” of ETF Shares could be occurring at any time. Certain activities that you perform as a dealer could, depending on the circumstances, result in your being deemed a participant in the distribution in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933. For example, you could be deemed a statutory underwriter if you purchase Creation Units from the issuing fund, break them down into the constituent ETF Shares, and sell those shares directly to customers or if you choose to couple the creation of a supply of new ETF Shares with an active selling effort involving solicitation of secondary market demand for ETF Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with ETF Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

A precautionary note to shareholders redeeming Creation Units: An Authorized Participant that is not a “qualified institutional buyer” as defined in Rule 144A under the Securities Act of 1933 will not be able to receive, as part of the redemption basket, restricted securities eligible for resale under Rule 144A.

A precautionary note to investment companies: Vanguard ETF Shares are issued by registered investment companies, and therefore the acquisition of such shares by other investment companies is subject to the restrictions of Section 12(d)(1) of the Investment Company Act of 1940. Vanguard has obtained an SEC exemptive order that allows registered investment companies to invest in the issuing funds beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including the requirement to enter into a participation agreement with Vanguard.

Appendix A—ETF Shares: Foreign Market Information

The security settlement cycles and local market holiday schedules in foreign countries, as well as unscheduled foreign market closings, may result in the ETF Fund delivering redemption proceeds (either in kind or in cash) more than seven days after receipt of a redemption request in proper form. Listed as a part of this Appendix for the ETF Fund are (a) the dates of market holidays in the countries in which the Fund invests and (b) the dates on which, if a redemption request is submitted, the settlement period in a given country will exceed seven days. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays,” the elimination of existing holidays, or changes in local securities delivery practices could affect the information set forth herein at some time in the future.

Regular Holidays. For each country in which the ETF Fund invests, the calendar year 2015 market holidays are as follows:

Australia—January 1, January 26, March 9, April 3, April 6, June 8, August 3, October 5, November 3, December 24, December 25, December 28, December 31

Austria—January 1, January 6, April 3, April 6, May 1, May 14, May 25, June 4, October 26, December 24, December 25, December 31

Belgium—January 1, April 3, April 6, May 1, December 25

Bermuda—January 1, April 3, May 25, June 15, July 30, July 31, September 7, November 11, December 25, December 28

Brazil—January 1, February 16, February 17, February 18, April 3, April 21, May 1, June 4, July 9, September 7, October 12, November 2, November 20, December 24, December 25, December 31

Bulgaria—January 1, January 2, March 2, March 3, April 3, April 6, April 10, April 13, May 1, May 6, September 21, September 22, December 24, December 25, December 31

Canada—January 1, February 16, April 3, May 18, July 1, August 3, September 7, October 12, December 25, December 28

Chile—January 1, April 3, May 1, May 21, June 29, July 16, September 18, October 12, December 8, December 25, December 31

China—January 1, January 2, January 19, February 16, February 18, February 19, February 20, February 23, February 24, April 3, April 6, May 1, May 25, June 22, July 1, September 7, September 28, October 1, October 2, October 5, October 6, October 7, October 12, October 21, November 11, November 26, December 25

Czech Republic—January 1, April 3, April 6, May 1, May 8, July 6, September 28, October 28, November 17, December 24, December 25, December 31

Denmark—January 1, April 2, April 3, April 6, May 1, May 14, May 15, May 25, June 5, December 24, December 25, December 31

Finland—January 1, January 6, April 2, April 3, April 6, May 1, May 14, June 19, December 24, December 25, December 31

France—January 1, April 3, April 6, May 1, December 25

Germany—January 1, April 3, April 6, May 1, May 14, May 25, June 4, December 24, December 25, December 31

Hong Kong—January 1, February 18, February 19, February 20, April 3, April 6, April 7, May 1, May 25, July 1, September 28, October 1, October 21, December 24, December 25, December 31

India—January 26, February 17, February 19, March 6, April 1, April 2, April 3, April 14, May 1, May 4, August 18, September 17, September 25, October 2, October 22, November 11, November 12, November 25, December 24, December 25

Indonesia—January 1, February 19, April 3, May 1, May 14, June 2, July 16, July 17, July 20, July 21, August 17, September 24, October 14, December 24, December 25, December 31

Ireland—January 1, April 3, April 6, May 4, June 1, December 25, December 28

Israel—March 5, April 3, April 5, April 6, April 7, April 8, April 9, April 10, April 22, April 23, May 24, July 26, September 13, September 14, September 15, September 22, September 23, September 27, September 28, September 29, September 30, October 1, October 4, October 5

Italy—January 1, January 6, April 3, April 6, May 1, June 2, December 8, December 24, December 25, December 31

Japan—January 1, January 2, January 12, February 11, April 29, May 4, May 5, May 6, July 20, September 21, September 22, September 23, October 12, November 3, November 23, December 23, December 31

Latvia—January 1, January 2, April 3, April 6, May 1, May 4, May 14, June 22, June 23, June 24, November 18, December 25, December 31

Lithuania—January 1, February 16, March 11, April 6, May 1, May 14, June 24, July 6, December 24, December 25, December 31

Luxembourg—January 1, April 3, April 6, May 1, December 24, December 25, December 31

Malaysia—January 1, February 2, February 3, February 18, February 19, February 20, May 1, May 4, July 16, July 17, August 31, September 16, September 24, October 14, November 10, December 24, December 25

Mexico—January 1, February 2, March 16, April 2, April 3, May 1, September 16, November 2, November 16, December 25 Morocco—January 1, May 1, July 30, August 14, August 20, August 21, September 23, October 13, November 6, November 18

Netherlands—January 1, April 3, April 6, May 1, December 25

New Zealand—January 1, January 2, February 6, April 3, December 25

Norway—January 1, April 1, April 2, April 3, April 6, May 1, May 14, May 25, December 24, December 25, December 31 Poland—January 1, January 6, April 3, April 6, May 1, June 4, November 11, December 24, December 25, December 31 Portugal—January 1, April 3, April 6, May 1, December 25 Romania—January 1, January 2, April 13, May 1, June 1, November 30, December 1, December 25 Russia—January 1, January 2, January 7, February 23, March 9, May 1, May 4, May 11, June 12, November 4

Singapore—January 1, February 19, February 20, April 3, May 1, June 1, July 17, August 10, September 24, November 10, December 25

Slovakia—January 1

Slovenia—January 1, April 3, April 6, April 27, May 1, June 25, December 25

South Africa—January 1, April 3, April 6, April 27, May 1, June 16, August 10, September 24, December 16, December 24, December 25

South Korea—January 1, February 18, February 19, February 20, May 1, May 5, May 25, September 28, September 29, October 9, December 25, December 31

Spain—January 1, April 3, April 6, May 1, December 24, December 25, December 31

Sweden—January 1, January 5, January 6, April 2, April 3, April 6, April 30, May 1, May 13, May 14, June 19, October 30, December 24, December 25, December 31

Switzerland—January 1, January 2, April 3, April 6, May 1, May 14, May 25, December 24, December 25, December 31

Thailand—January 1, January 2, March 4, April 6, April 13, April 14, April 15, May 1, May 5, June 1, July 1, July 30, August 12, October 23, December 7, December 10, December 31

Turkey—January 1, April 23, May 1, May 19, July 16, July 17, September 23, September 24, September 25, October 28, October 29

United Arab Emirates—January 1, July 19, July 20, September 24, September 27, October 15, December 2, December 3

United Kingdom—January 1, April 3, April 6, May 4, May 25, August 31, December 25, December 28

Redemption. For each country in which the ETF Fund invests, a redemption request submitted on the following dates in calendar year 2015 will result in a settlement period that exceeds seven calendar days.

Australia
Redemption Date	Redemption Settlement Date	Settlement Period
3/31/2015	4/7/2015	T+7
12/21/2015	12/29/2015	T+8
12/23/2015	1/1/2016	T+9

Austria

No settlement cycles (> =): T+7

Belgium

No settlement cycles (> =): T+7

Bermuda
Redemption Date	Redemption Settlement Date	Settlement Period
7/27/2015	8/3/2015	T+7
12/22/2015	12/29/2015	T+7

Brazil
Redemption Date	Redemption Settlement Date	Settlement Period
2/11/2015	2/19/2015	T+8
12/21/2015	12/28/2015	T+7

Bulgaria
No settlement cycles (> =): T+7

Canada
Redemption Date	Redemption Settlement Date	Settlement Period
12/22/2015	12/29/2015	T+7

Chile
No settlement cycles (> =): T+7

China
Redemption Date	Redemption Settlement Date	Settlement Period
2/12/2015	2/25/2015	T+13
3/31/2015	4/7/2015	T+7
9/25/2015	10/8/2015	T+13
9/30/2015	10/13/2015	T+13

Czech Republic
No settlement cycles (> =): T+7

Denmark
Redemption Date	Redemption Settlement Date	Settlement Period
3/31/2015	4/7/2015	T+7

Finland
Redemption Date	Redemption Settlement Date	Settlement Period
3/31/2015	4/7/2015	T+7

France
No settlement cycles (> =): T+7

Germany
No settlement cycles (> =): T+7

Hong Kong
Redemption Date	Redemption Settlement Date	Settlement Period
2/16/2015	2/23/2015	T+7
4/1/2015	4/8/2015	T+7

India
Redemption Date	Redemption Settlement Date	Settlement Period
3/30/2015	4/6/2015	T+7

Indonesia
Redemption Date	Redemption Settlement Date	Settlement Period
7/13/2015	7/22/2015	T+9
12/21/2015	12/28/2015	T+7

Ireland

No settlement cycles (> =): T+7

Israel
Redemption Date	Redemption Settlement Date	Settlement Period
4/1/2015	4/13/2015	T+12
9/24/2015	10/2/2015	T+8
9/25/2015	10/6/2015	T+11

Italy

No settlement cycles (> =): T+7

Japan
Redemption Date	Redemption Settlement Date	Settlement Period
4/28/2015	5/7/2015	T+9
9/16/2015	9/24/2015	T+8

Latvia
Redemption Date	Redemption Settlement Date	Settlement Period
6/18/2015	6/25/2015	T+7

Lithuania
No settlement cycles (> =): T+7

Luxembourg
No settlement cycles (> =): T+7

Malaysia
Redemption Date	Redemption Settlement Date	Settlement Period
1/28/2015	2/4/2015	T+7
2/13/2015	2/23/2015	T+10
4/28/2015	5/5/2015	T+7
7/13/2015	7/20/2015	T+7
12/21/2015	12/28/2015	T+7

Mexico
Redemption Date	Redemption Settlement Date	Settlement Period
3/30/2015	4/6/2015	T+7

Morocco
Redemption Date	Redemption Settlement Date	Settlement Period
8/17/2015	8/24/2015	T+7

Netherlands
No settlement cycles (> =): T+7

New Zealand
No settlement cycles (> =): T+7

Norway
Redemption Date	Redemption Settlement Date	Settlement Period
3/30/2015	4/7/2015	T+8

Poland
No settlement cycles (> =): T+7

Portugal
No settlement cycles (> =): T+7

Romania
No settlement cycles (> =): T+7

Russia
Redemption Date	Redemption Settlement Date	Settlement Period
4/28/2015	5/5/2015	T+7

Singapore
Redemption Date	Redemption Settlement Date	Settlement Period
2/16/2015	2/23/2015	T+7

Slovakia
No settlement cycles (> =): T+7

Slovenia
No settlement cycles (> =): T+7

South Africa
Redemption Date	Redemption Settlement Date	Settlement Period
3/27/2015	4/7/2015	T+11
4/20/2015	4/28/2015	T+8
4/23/2015	5/4/2015	T+11
6/9/2015	6/17/2015	T+8
8/3/2015	8/11/2015	T+8
9/17/2015	9/25/2015	T+8
12/9/2015	12/17/2015	T+8
12/17/2015	12/28/2015	T+11

South Korea
Redemption Date	Redemption Settlement Date	Settlement Period
2/16/2015	2/23/2015	T+7

Spain
Redemption Date	Redemption Settlement Date	Settlement Period
3/31/2015	4/7/2015	T+7
12/21/2015	12/28/2015	T+7

Sweden
Redemption Date	Redemption Settlement Date	Settlement Period
3/31/2015	4/7/2015	T+7

Switzerland
No settlement cycles (> =): T+7

Thailand
Redemption Date	Redemption Settlement Date	Settlement Period
4/8/2015	4/16/2015	T+8
4/29/2015	5/6/2015	T+7
12/4/2015	12/11/2015	T+7

Turkey
Redemption Date	Redemption Settlement Date	Settlement Period
9/21/2015	9/28/2015	T+7

United Arab Emirates

No settlement cycles (> =): T+7

United Kingdom

No settlement cycles (> =): T+7

In 2015, the maximum number of calendar days necessary to satisfy a redemption request for Vanguard Total International Bond ETF would be 14 days.

Note: Securities in the following markets are traded/held through Euroclear, and with regards to Jersey Channel Isle, they are traded/held through CREST:

  Belarus
  Belize
  Dominican Republic
  El Salvadore
  Gabon
  Georgia
  Jamaica
  Panama
  Supranational

FINANCIAL STATEMENTS

The Fund’s Financial Statements for the fiscal year ended October 31, 2014, appearing in the Fund‘s 2014 Annual Report to Shareholders, and the report thereon of PricewaterhouseCoopers LLP, an independent registered public accounting firm, also appearing therein, are incorporated by reference into this Statement of Additional Information. For a more complete discussion of the Fund’s performance, please see the Fund‘s Annual and Semiannual Reports to Shareholders, which may be obtained without charge.

DESCRIPTION OF BOND RATINGS

Moody’s Rating Symbols

The following describe characteristics of the global long-term (original maturity of 1 year or more) bond ratings provided by Moody’s Investors Service, Inc. (Moody’s):

Aaa—Judged to be obligations of the highest quality, they are subject to the lowest level of credit risk.

Aa—Judged to be obligations of high quality, they are subject to very low credit risk. Together with the Aaa group they make up what are generally known as high-grade bonds.

A—Judged to be upper-medium-grade obligations, they are subject to low credit risk.

Baa—Judged to be medium-grade obligations, subject to moderate credit risk, they may possess certain speculative characteristics.

Ba—Judged to be speculative obligations, they are subject to substantial credit risk.

B—Considered to be speculative obligations, they are subject to high credit risk.

Caa—Judged to be speculative obligations of poor standing, they are subject to very high credit risk.

Ca—Viewed as highly speculative obligations, they are likely in, or very near, default, with some prospect of recovery of principal and interest.

C—Viewed as the lowest rated obligations, they are typically in default, with little prospect for recovery of principal and interest.

Moody’s also supplies numerical indicators (1, 2, and 3) to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking toward the lower end of the category.

The following describe characteristics of the global short-term (original maturity of 13 months or less) bond ratings provided by Moody’s. This ratings scale also applies to U.S. municipal tax-exempt commercial paper.

Prime-1 (P-1)—Judged to have a superior ability to repay short-term debt obligations. Prime-2 (P-2)—Judged to have a strong ability to repay short-term debt obligations. Prime-3 (P-3)—Judged to have an acceptable ability to repay short-term debt obligations. Not Prime (NP)—Cannot be judged to be in any of the prime rating categories.

The following describe characteristics of the U.S. municipal short-term bond ratings provided by Moody’s:

Moody’s ratings for state and municipal notes and other short-term (up to 3 years) obligations are designated Municipal Investment Grade (MIG).

MIG 1—Indicates superior quality, enjoying the excellent protection of established cash flows, liquidity support, and broad-based access to the market for refinancing.

MIG 2—Indicates strong credit quality with ample margins of protection, although not as large as in the preceding group.

MIG 3—Indicates acceptable credit quality, with narrow liquidity and cash-flow protection and less well-established market access for refinancing.

SG—Indicates speculative credit quality with questionable margins of protection.

Standard and Poor’s Rating Symbols

The following describe characteristics of the long-term (original maturity of 1 year or more) bond ratings provided by Standard and Poor’s:

AAA—These are the highest rated obligations. The capacity to pay interest and repay principal is extremely strong.

AA—These also qualify as high-grade obligations. They have a very strong capacity to pay interest and repay principal, and they differ from AAA issues only in small degree.

A—These are regarded as upper-medium-grade obligations. They have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB—These are regarded as having an adequate capacity to pay interest and repay principal. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity in this regard. This group is the lowest that qualifies for commercial bank investment.

BB, B, CCC, CC, and C—These obligations range from speculative to significantly speculative with respect to the capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest.

D—These obligations are in default, and payment of principal and/or interest is likely in arrears.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the major rating categories.

The following describe characteristics of short-term (original maturity of 365 days or less) bond and commercial paper ratings designations provided by Standard and Poor’s:

A-1—These are the highest rated obligations. The capacity of the obligor to pay interest and repay principal is strong. The addition of a plus sign (+) would indicate a very strong capacity.

A-2—These obligations are somewhat susceptible to changing economic conditions. The obligor has a satisfactory capacity to pay interest and repay principal.

A-3—These obligations are more susceptible to the adverse effects of changing economic conditions, which could lead to a weakened capacity to pay interest and repay principal.

B—These obligations are vulnerable to nonpayment and are significantly speculative, but the obligor currently has the capacity to meet its financial commitments.

C—These obligations are vulnerable to nonpayment, but the obligor must rely on favorable economic conditions to meet its financial commitment.

D—These obligations are in default, and payment of principal and/or interest is likely in arrears.

The following describe characteristics of U.S. municipal short-term (original maturity of 3 years or less) note ratings provided by Standard and Poor’s:

SP-1—This designation indicates a strong capacity to pay principal and interest.

SP-2—This designation indicates a satisfactory capacity to pay principal and interest.

SP-3—This designation indicates a speculative capacity to pay principal and interest.

Vanguard Total International Bond Index Fund is not sponsored, endorsed, issued, sold or promoted by Barclays Capital Inc. or any of its affiliates (“Barclays”). Barclays makes no representation or warranty, express or implied, to the owners or purchasers of Vanguard Total International Bond Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard Total International Bond Index Fund particularly or the ability of the Barclays Index to track general bond market performance. Barclays has not passed on the legality or suitability of the Vanguard Total International Bond Index Fund with respect to any person or entity. Barclays’ only relationship to Vanguard and Vanguard Total International Bond Index Fund is the licensing of the Barclays Index which is determined, composed and calculated by Barclays without regard to Vanguard or the Vanguard Total International Bond Index Fund or any owners or purchasers of the Vanguard Total International Bond Index Fund. Barclays has no obligation to take the needs of Vanguard, Vanguard Total International Bond Index Fund or the owners of Vanguard Total International Bond Index Fund into consideration in determining, composing or calculating the Barclays Index. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of Vanguard Total International Bond Index Fund to be issued. Barclays has no obligation or liability in connection with the administration, marketing or trading of the Vanguard Total International Bond Index Fund.

BARCLAYS SHALL HAVE NO LIABILITY TO THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE INDEX. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF THE VANGUARD TOTAL INTERNATIONAL BOND INDEX FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. BARCLAYS RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BARCLAYS GLOBAL AGGREGATE EX-USD FLOAT ADJUSTED RIC CAPPED INDEX (USD HEDGED), AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BARCLAYS GLOBAL AGGREGATE EX-USD FLOAT ADJUSTED RIC CAPPED INDEX (USD HEDGED). BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY INDIRECT OR CONSEQUENTIAL DAMAGES RESULTING FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN.

©2015 Barclays. Used with Permission.

Source: Barclays Global Family of Indices. Copyright 2015, Barclays. All rights reserved.

SAI 1231 022015

PART C

VANGUARD CHARLOTTE FUNDS
OTHER INFORMATION

Item 28. Exhibits

(a)	Articles of Incorporation, Agreement and Declaration of Trust, filed on May 1, 2013, Pre-Effective Amendment No. 3, is hereby incorporated by reference.
(b)	By-Laws, filed on May 1, 2013, Pre-Effective Amendment No. 3, are hereby incorporated by reference.
(c)	Instruments Defining Rights of Security Holders, reference is made to Articles III and V of the Registrant’s Amended and Restated Agreement and Declaration of Trust, refer to Exhibit (a) above.
(d)	Investment Advisory Contracts, The Vanguard Group, Inc., provides investment advisory services to the Funds at cost pursuant to the Fifth Amended and Restated Funds' Service Agreement, refer to Exhibit (h) below.
(e)	Underwriting Contracts, not applicable.
(f)	Bonus or Profit Sharing Contracts, reference is made to the section entitled “Management of the Funds” in Part B of this Registration Statement.
(g)	Custodian Agreements, for Brown Brothers Harriman & Co., filed on May 1, 2013, Pre-Effective Amendment No. 3, is hereby incorporated by reference.
(h)	Other Material Contracts, Form of Authorized Participant Agreement, filed on October 31, 2011, is incorporated by reference. Fifth Amended and Restated Funds’ Service Agreement, filed on May 1, 2013, Pre-Effective Amendment No. 3, is hereby incorporated by reference.
(i)	Legal Opinion, not applicable.
(j)	Other Opinions, Consent of Independent Registered Public Accounting Firm, is filed herewith.
(k)	Financial Statement, not applicable.
(l)	Initial Capital Agreements, filed on May 1, 2013, Pre-Effective Amendment No. 3, is hereby incorporated by reference.
(m)	Rule 12b-1 Plan, not applicable.
(n)	Rule 18f-3 Plan, is filed herewith.
(o)	Reserved.
(p)	Codes of Ethics, for The Vanguard Group, Inc., is filed herewith..

Item 29. Persons Controlled by or under Common Control with Registrant

Registrant is not controlled by or under common control with any person.

Item 30. Indemnification

The Registrant’s organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacities. Article VII, Section 2 of the Amended and Restated Agreement and Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee’s or officer’s office with the Registrant.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the Securities Act) may be permitted for directors, officers, or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

Item 31. Business and Other Connections of Investment Adviser

The Vanguard Group, Inc. (Vanguard), is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the Advisers Act). The list required by this Item 31 of officers and directors of Vanguard, together with any information as to any business, profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Form ADV filed by Vanguard pursuant to the Advisers Act (SEC File No. 801-11953).

Item 32. Principal Underwriters

(a)	Vanguard Marketing Corporation, a wholly owned subsidiary of The Vanguard Group, Inc., is the principal underwriter of each fund within the Vanguard group of investment companies, a family of more than 170 mutual funds.
(b)	The principal business address of each named director and officer of Vanguard Marketing Corporation is 100 Vanguard Boulevard, Malvern, PA 19355.

Name	Positions and Office with Underwriter	Positions and Office with Funds
F. William McNabb III	Director	Chairman and Chief Executive Officer
Michael S. Miller	Director and Managing Director	None
Glenn W. Reed	Director	None
Mortimer J. Buckley	Director and Senior Vice President	None
Martha G. King	Director and Senior Vice President	None
Chris D. McIsaac	Director and Senior Vice President	None
Heidi Stam	Director and Senior Vice President	Secretary
Paul A. Heller	Director and Senior Vice President	None
Natalie Bej	Chief Compliance Officer	Chief Compliance Officer
Jack Brod	Principal	None
Brian Gallary	Principal	None
John C. Heywood	Principal	None
Timothy P. Holmes	Principal	None
Sarah Houston	Principal	None
Colin M. Kelton	Principal	None
Mike Lucci	Principal	None
Alba E. Martinez	Principal	None
Brian McCarthy	Principal	None
Jane K. Myer	Principal	None
Tammy Virnig	Principal	None
Salvatore L. Pantalone	Financial and Operations Principal and Treasurer	None
Amy M. Laursen	Financial and Operations Principal	None
Frank Satterwaithe	Principal	None
Jack T. Wagner	Principal	None
Michael L. Kimmel	Assistant Secretary	None
Caroline Cosby	Secretary	None

(c) Not applicable.

Item 33. Location of Accounts and Records

The books, accounts, and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of Registrant, The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, PA 19355; the Registrant’s Transfer Agent, The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, PA 19355; the Registrant’s Custodian, Brown Brothers Harriman & Co, 40 Water Street, Boston, MA 02109; and the Registrant’s investment advisor, The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, PA 19355.

Item 34. Management Services

Other than as set forth in the section entitled “Management of the Funds” in Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 25th day of February, 2015.

VANGUARD CHARLOTTE FUNDS

BY:______/s/ F. William McNabb III*____________

F. William McNabb III
Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ F. William McNabb III*	Chairman and Chief Executive	February 25, 2015
Officer
F. William McNabb III
/s/ Emerson U. Fullwood*	Trustee	February 25, 2015
Emerson U. Fullwood
/s/ Rajiv L. Gupta*	Trustee	February 25, 2015
Rajiv L. Gupta
/s/ Amy Gutmann*	Trustee	February 25, 2015
Amy Gutmann
/s/ JoAnn Heffernan Heisen*	Trustee	February 25, 2015
JoAnn Heffernan Heisen
/s/ F. Joseph Loughrey*	Trustee	February 25, 2015
F. Joseph Loughrey
/s/ Mark Loughridge*	Trustee	February 25, 2015
Mark Loughridge
/s/ Scott C. Malpass*	Trustee	February 25, 2015
Scott C. Malpass
/s/ André F. Perold*	Trustee	February 25, 2015
André F. Perold
/s/ Peter F. Volanakis*	Trustee	February 25, 2015
Peter F. Volanakis
/s/ Thomas J. Higgins*	Chief Financial Officer	February 25, 2015
Thomas J. Higgins

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014, see File Number 2-17620, Incorporated by Reference.

INDEX TO EXHIBITS
Other Opinions, Consent of Independent Registered Public Accounting Firm	Ex-99.J
Rule 18f-3 Plan.	Ex-99.N
Codes of Ethics, for The Vanguard Group, Inc	Ex-99.P